As filed with the Securities and Exchange Commission on March 31, 2016
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  January 31, 2016
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Fund[q] (Unaudited) 01/31/16

Number of Shares		Value†

Long Positions (95.1%)

Common Stocks (43.6%)

Aerospace & Defense (1.5%)
46,810	Honeywell International, Inc.	$4,830,792	Ø
54,232	Precision Castparts Corp.	12,741,808	Ø
		17,572,600
Air Freight & Logistics (0.3%)
2,000	Norbert Dentressangle SA	447,511	Ø
201,010	TNT Express NV	1,714,807	Ø
41,089	XPO Logistics, Inc.	938,884	*£b
		3,101,202
Airlines (0.1%)
14,383	AMR Corp.	33,656	*fN
17,037	Delta Air Lines, Inc.	754,569	Ø
12,530	United Continental Holdings, Inc.	604,948	*Ø
		1,393,173
Auto Components (0.4%)
16,254	Delphi Automotive PLC	1,055,535	Ø
61,880	Visteon Corp.	4,138,534
		5,194,069
Banks (0.9%)
41,379	ABN AMRO Group NV CVA	862,450	*ñ
354,600	Bank of America Corp.	5,014,044	Ø
122,800	DBS Group Holdings Ltd.	1,220,796	Ø
6,400	First Niagara Financial Group, Inc.	62,656	Ø
8,100	FirstMerit Corp.	156,978
133,337	ING Groep NV CVA	1,519,014	Ø
23,267	KeyCorp	259,660	Ø
41,350	National Penn Bancshares, Inc.	471,390	Ø
16,890	Societe Generale SA	644,313	Ø
		10,211,301
Beverages (1.3%)
17,976	Anheuser-Busch InBev SA	2,260,779	Ø
15,843	Carlsberg A/S Class B	1,335,685	Ø
198,158	Cott Corp.	2,035,083	Ø
149,763	Davide Campari-Milano SpA	1,313,765	Ø
10,459	Marie Brizard Wine & Spirits SA	222,293	*
19,473	Molson Coors Brewing Co. Class B	1,761,917	£b
60,340	SABMiller PLC ADR	3,599,884	£b
74,150	The Coca-Cola Co.	3,182,518	Ø
		15,711,924
Biotechnology (1.1%)
6,595	Actelion Ltd.	869,087	*Ø
74,100	Baxalta, Inc.	2,964,741
10,852	Biogen, Inc.	2,963,247	*
112,871	Cepheid	3,324,051	*Ø
80,700	Ocata Therapeutics, Inc.	681,108	*Ø
454,256	QLT, Inc.	1,135,640	*Ø
7,600	United Therapeutics Corp.	936,168	*£b
		12,874,042
Capital Markets (0.9%)
54,316	Azimut Holding SpA	1,143,708	Ø
214,205	GP Investments Acquisition Corp. Class U	2,090,641	*Ø
1,528	Intertrust NV	28,852	*ñ
48,054	NorthStar Asset Management Group, Inc.	554,543	£b
183,806	RCS Capital Corp. Class A	2,040	*£b
689,400	WL Ross Holding Corp.	6,914,682	*£b
		10,734,466
Chemicals (1.4%)
45,075	Air Products & Chemicals, Inc.	5,711,453	Ø
63,930	Airgas, Inc.	8,950,200	Ø
128,810	Axiall Corp.	2,309,563
7,840	EI du Pont de Nemours & Co.	413,639
		17,384,855
Commercial Services & Supplies (0.6%)
4,350	Progressive Waste Solutions Ltd.	122,540
905,496	Spotless Group Holdings Ltd.	676,490	Ø
188,350	Tyco International PLC	6,477,356
		7,276,386
Communications Equipment (0.2%)
43,850	QUALCOMM, Inc.	1,988,159

Construction Materials (0.1%)

6,851	HeidelbergCement AG	504,667	Ø
12,216	LafargeHolcim Ltd.	514,158	*Ø
		1,018,825
Consumer Finance (0.3%)
135,864	Synchrony Financial	3,861,255	*

Containers & Packaging (0.2%)
34,193	Berry Plastics Group, Inc.	1,063,402	*Ø
563,863	Nampak Ltd.	697,190	Ø
		1,760,592
Diversified Consumer Services (0.1%)
37,487	Service Corp. International	906,811	Ø

Diversified Financial Services (1.1%)
412,424	Acasta Enterprises, Inc. Class A	2,802,681	*Ø
204,618	Alignvest Acquisition Corp. Class A	1,424,103	*Ø
87,904	Gores Holdings, Inc.	882,556	*Ø
764,483	Pace Holdings Corp.	7,644,830	*£b
		12,754,170
Diversified Telecommunication Services (0.0%)
169,444	Globalstar, Inc.	216,888	*
18,717	Intelsat SA	62,515	*
35,000	Koninklijke KPN NV	135,438	Ø
		414,841
Electric Utilities (1.0%)
14,793	Avangrid, Inc.	568,791	*Ø
58,100	Cleco Corp.	3,087,434
11,719	Edison International	724,234
17,188	Exelon Corp.	508,249	Ø
40	FirstEnergy Corp.	1,323
8,136	Hawaiian Electric Industries, Inc.	243,429
15,996	ITC Holdings Corp.	638,240	Ø
17,346	NextEra Energy, Inc.	1,937,722	Ø
159,548	Pepco Holdings, Inc.	4,256,741	£b
3,692	The Empire District Electric Co.	108,323
		12,074,486
Electronic Equipment, Instruments & Components (0.1%)
16,400	Axis Communications AB	653,406	Ø
96,200	RealD, Inc.	999,518	*Ø
		1,652,924
Energy Equipment & Services (0.6%)
26,400	Baker Hughes, Inc.	1,148,664	Ø
73,400	Cameron International Corp.	4,819,444	*Ø
24,514	Halliburton Co.	779,300	£b
13,060	Schlumberger Ltd.	943,846
		7,691,254
Food & Staples Retailing (0.6%)
19,972	CVS Health Corp.	1,929,095	Ø
11,678	Magnit PJSC GDR	458,320	Ø
562,173	Rite Aid Corp.	4,379,328	*Ø
143,174	Wal-Mart de Mexico SAB de CV	359,795	Ø
31,621	X5 Retail Group NV GDR	584,989	*Ø
		7,711,527
Food Products (2.2%)
7,500	Diamond Foods, Inc.	275,250	*Ø
18,000	GrainCorp. Ltd. Class A	109,786	Ø
12,208	Kellogg Co.	896,556	£b
101,835	Keurig Green Mountain, Inc.	9,088,774	Ø
86,700	Mondelez International, Inc. Class A	3,736,770	Ø
1,322,763	Nomad Foods Ltd.	11,574,176	*£b
8,112	The JM Smucker Co.	1,040,932	£b
10,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	63,768	*Ø
		26,786,012
Gas Utilities (0.4%)
31,849	AGL Resources, Inc.	2,024,322	Ø
6,298	Atmos Energy Corp.	435,948	Ø
8,250	Piedmont Natural Gas Co., Inc.	488,730	Ø
393,496	Snam SpA	2,207,853	Ø
1,613	The Laclede Group, Inc.	103,135	Ø
		5,259,988
Health Care Equipment & Supplies (2.1%)
28,218	ABIOMED, Inc.	2,407,842	*
70,544	Alere, Inc.	2,624,237	*
46,000	ArthroCare Corp.	16,100	*fN
28,468	CR Bard, Inc.	5,217,330	Ø
46,664	Edwards Lifesciences Corp.	3,649,592	*
5,426	Intuitive Surgical, Inc.	2,934,652	*
41,237	Nevro Corp.	2,548,034	*
11,242	Sirona Dental Systems, Inc.	1,194,912	*Ø
20,619	The Cooper Cos., Inc.	2,704,182
113,956	Wright Medical Group NV	2,273,422	*
		25,570,303
Health Care Providers & Services (1.2%)
133,724	Brookdale Senior Living, Inc.	2,177,027	*£bØ
35,156	Capital Senior Living Corp.	644,409	*Ø
21,709	Cigna Corp.	2,900,322	Ø
73,558	Health Net, Inc.	4,871,011	*Ø
1,623	Humana, Inc.	264,208	Ø
12,579	iKang Healthcare Group, Inc. ADR	261,643	*
11,474	Laboratory Corp. of America Holdings	1,289,104	*Ø
30,992	Quest Diagnostics, Inc.	2,035,245
93,303	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	180,755
52,378	Sinopharm Group Co. Ltd. Class H	186,052
		14,809,776
Hotels, Restaurants & Leisure (0.7%)
265,596	Ainsworth Game Technology Ltd.	420,937	Ø
3,000	Belmond Ltd. Class A	25,380	*
214,700	Bloomin' Brands, Inc.	3,791,602	Ø
28,998	Extended Stay America, Inc.	371,465	Ø
58,627	Hilton Worldwide Holdings, Inc.	1,044,147	Ø
96,699	Morgans Hotel Group Co.	163,421	*£b
53,637	Pinnacle Entertainment, Inc.	1,638,074	*Ø
21,359	Starwood Hotels & Resorts Worldwide, Inc.	1,329,384	Ø
		8,784,410
Household Durables (0.4%)
14,150	Jarden Corp.	750,657	*Ø
25,500	Lennar Corp. Class B	883,575	Ø
18,580	Mohawk Industries, Inc.	3,091,898	*Ø
		4,726,130
Independent Power & Renewable Electricity Producers (0.3%)
5,277	8Point3 Energy Partners LP	86,807
255	Abengoa Yield PLC	4,322
46,380	Calpine Corp.	710,078	*
28,180	Dynegy, Inc.	333,651	*
30,257	NextEra Energy Partners LP	816,636	Ø
43,269	NRG Yield, Inc. Class A	536,536	Ø
61,605	Pattern Energy Group, Inc.	1,167,415
36,458	TerraForm Power, Inc. Class A	361,299	*Ø
3,250	Vivint Solar, Inc.	26,975	*£b
		4,043,719
Industrial Conglomerates (0.4%)
51,720	Danaher Corp.	4,481,538	Ø

Insurance (1.0%)
263,733	AIA Group Ltd.	1,466,215
2,000	Aspen Insurance Holdings Ltd.	93,020	Ø
0	Chubb Ltd.	26
24,000	National Interstate Corp.	588,720	Ø
25,500	NN Group NV	863,914
29,250	PartnerRe Ltd.	4,106,700	Ø
17,845	Sampo OYJ Class A	864,131
10,595	StanCorp Financial Group, Inc.	1,214,823	Ø
25,000	Symetra Financial Corp.	800,500	Ø
22,879	Syncora Holdings Ltd.	5,948	*Ø
47,900	The Hartford Financial Services Group, Inc.	1,924,622	Ø
210,185	WMIH Corp.	508,648	*£b
		12,437,267
Internet & Catalog Retail (0.1%)
1,007	Amazon.com, Inc.	591,109	*Ø
36,502	Groupon, Inc.	99,286	*Ø
591	The Priceline Group, Inc.	629,397	*Ø
		1,319,792
Internet Software & Services (1.6%)
12,077	Akamai Technologies, Inc.	550,953	*
15,489	Alibaba Group Holding Ltd. ADR	1,038,228	*Ø
8,375	Alphabet, Inc. Class A	6,376,306	*Ø
2	Alphabet, Inc. Class C	1,486	*Ø
2,836	Baidu, Inc. ADR	463,034	*Ø
12,250	Constant Contact, Inc.	387,222	*Ø
15,913	eBay, Inc.	373,319	*
13,112	Facebook, Inc. Class A	1,471,298	*Ø
8,800	Jiayuan.com International Ltd. ADR	63,712	*
1,644	LinkedIn Corp. Class A	325,364	*Ø
9,303	Mail.Ru Group Ltd. GDR	202,537	*Ø
3,512	MercadoLibre, Inc.	345,019	Ø
300	Rocket Fuel, Inc.	939	*
34,819	Tencent Holdings Ltd.	654,134	Ø
195,140	Yahoo!, Inc.	5,758,581	*£b
10,183	Yandex NV Class A	136,656	*Ø
400	Yelp, Inc.	8,380	*
56,184	Youku Tudou, Inc. ADR	1,529,890	*Ø
		19,687,058
IT Services (1.2%)
89,000	Computer Sciences Corp.	2,854,230	Ø
288,560	CSRA, Inc.	7,727,637
6,750	Heartland Payment Systems, Inc.	621,540	Ø
11,492	InterXion Holding NV	360,964	*Ø
15,913	PayPal Holdings, Inc.	575,096	*Ø
74,369	Travelport Worldwide Ltd.	809,878	Ø
19,527	Vantiv, Inc. Class A	918,745	*
		13,868,090
Life Sciences Tools & Services (0.3%)
48,642	Affymetrix, Inc.	682,447	*
36,175	Agilent Technologies, Inc.	1,361,989
18,273	Gerresheimer AG	1,298,292	Ø
		3,342,728
Machinery (0.6%)
66,750	Blount International, Inc.	620,775	*Ø
39,233	EnPro Industries, Inc.	1,744,692	Ø
554,026	Mueller Water Products, Inc. Class A	4,548,553	Ø
9,740	Terex Corp.	218,176
		7,132,196
Media (4.4%)
46,532	Altice NV Class A	671,084	*Ø
146,050	Cablevision Systems Corp. Class A	4,660,455	Ø
78,062	CBS Corp. Class B	3,707,945	Ø
39,314	DISH Network Corp. Class A	1,897,687	*Ø
224,210	Gray Television, Inc.	2,948,361	*Ø
30,000	Journal Media Group, Inc.	360,600	Ø
3,994	Liberty Global PLC Class A	137,434	*Ø
16,159	Liberty Global PLC Series C	538,256	*Ø
199	Liberty Global PLC LiLAC Series A	7,005	*£b
1,226	Liberty Global PLC LiLAC Series C	45,178	*
82,560	Loral Space & Communications, Inc.	2,852,448	*N
433,262	Media General, Inc.	7,036,175	*Ø
25,055	Nexstar Broadcasting Group, Inc. Class A	1,132,737	Ø
10,389	RTL Group SA	837,537	Ø
21,251	Sinclair Broadcast Group, Inc. Class A	701,283	Ø
27,976	Stroeer SE	1,646,372	Ø
66,695	The EW Scripps Co. Class A	1,265,871	Ø
59,421	Time Warner Cable, Inc.	10,815,216	Ø
65,100	Time Warner, Inc.	4,585,644	Ø
300,000	Tribune Co. Class 1C Litigation	750	*N
94,021	Tribune Media Co. Class A	3,097,992Ø
20,284	Viacom, Inc. Class B	925,762
29,978	Videocon d2h Ltd. ADR	198,454	*£b
78,951	Wolters Kluwer NV	2,688,553	Ø
		52,758,799
Metals & Mining (0.2%)
214,007	Electrum Special Acquisition Corp. Class U	2,118,669	*

Multiline Retail (0.0%)
80,231	Europris ASA	383,522	*ñØ

Multi-Utilities (1.1%)
156,350	Black Hills Corp.	7,704,928
9,889	CMS Energy Corp.	384,484
13,215	Dominion Resources, Inc.	953,727
9,154	DTE Energy Co.	778,182	Ø
2,649	NiSource, Inc.	55,655	Ø
14,413	PG&E Corp.	791,418	Ø
3,272	SCANA Corp.	205,972	Ø
19,740	Sempra Energy	1,870,365	Ø
21,750	TECO Energy, Inc.	589,860	Ø
		13,334,591
Oil, Gas & Consumable Fuels (0.7%)
13,000	BG Group PLC	196,726	Ø
62,110	BG Group PLC ADR	936,557
103,928	Cheniere Energy Partners LP Holdings LLC	1,551,645	Ø
19,654	Cheniere Energy, Inc.	590,603	*£b
38,706	Columbia Pipeline Group, Inc.	717,996	Ø
24,277	Enbridge, Inc.	839,984
12,216	Encana Corp.	53,384	£b
13,300	EQT GP Holdings LP	287,280
7,450	Golar LNG Ltd.	138,719	Ø
20,909	Kinder Morgan, Inc.	343,953	Ø
19,894	Penn Virginia Corp.	1,074	*Ø
6,156	Phillips 66	493,404	Ø
5,640	Pioneer Natural Resources Co.	699,078
25,521	SemGroup Corp. Class A	565,035
2,712	Teekay Corp.	18,577
47,397	The Williams Cos., Inc.	914,762	Ø
14,235	TransCanada Corp.	491,962	Ø
2,000	Whiting Petroleum Corp.	14,700	*£b
		8,855,439
Pharmaceuticals (2.3%)
49,846	Allergan PLC	14,177,698	*Ø
48,838	Endo International PLC	2,709,044	*
70,538	Impax Laboratories, Inc.	2,643,059	*
4,000	Mylan NV	210,760	*
10,392	Novartis AG	805,104
8,774	Revance Therapeutics, Inc.	181,885	*£b
34,105	Teva Pharmaceutical Industries Ltd. ADR	2,096,775	£b
106,641	Zoetis, Inc.	4,590,895	£b
		27,415,220
Professional Services (0.2%)
21,139	IHS, Inc. Class A	2,211,562	*

Real Estate Investment Trusts (1.4%)
25,829	Apollo Commercial Real Estate Finance, Inc.	410,681
16,459	Blackstone Mortgage Trust, Inc. Class A	407,854
29,800	Campus Crest Communities, Inc.	206,216	*
23,603	CyrusOne, Inc.	869,771	Ø
15,290	Equinix, Inc.	4,748,615	Ø
1,715	Essex Property Trust, Inc.	365,484
6,406	Kilroy Realty Corp.	357,903
101,900	Mack-Cali Realty Corp.	2,118,501
546,971	New Senior Investment Group, Inc.	5,026,664	Ø
96,756	Newcastle Investment Corp.	344,451	£b
25,246	NorthStar Realty Europe Corp.	238,322	£b
75,739	NorthStar Realty Finance Corp.	899,022	£b
2,200	Rouse Properties, Inc.	38,500
40,139	STAG Industrial, Inc.	679,553	Ø
		16,711,537
Real Estate Management & Development (0.3%)
2,000	Conwert Immobilien Invest SE	28,283	*Ø
94,635	Kennedy Wilson Europe Real Estate PLC	1,509,331
27,843	LEG Immobilien AG	2,260,079	*Ø
		3,797,693
Road & Rail (0.1%)
24,500	Hertz Global Holdings, Inc.	222,460	*Ø
13,836	Union Pacific Corp.	996,192	£b
		1,218,652
Semiconductors & Semiconductor Equipment (2.8%)
226,695	Atmel Corp.	1,827,162	Ø
320,169	Broadcom Corp. Class A	17,503,639	Ø
115,650	EZchip Semiconductor Ltd.	2,930,571	*Ø
148,484	Fairchild Semiconductor International, Inc.	3,042,437	*Ø
38,150	KLA-Tencor Corp.	2,555,669	Ø
22,304	Magnachip Semiconductor Corp.	102,152	*Ø
40,033	Maxim Integrated Products, Inc.	1,337,102	Ø
96,103	Micron Technology, Inc.	1,060,016	*Ø
1,435	Microsemi Corp.	45,504	*
42,075	NXP Semiconductors NV	3,146,369	*
40,734	SunEdison, Inc.	127,497	*£b
25,813	SunPower Corp.	656,683	*Ø
		34,334,801
Software (1.2%)
111,100	King Digital Entertainment PLC	1,992,023	Ø
77,700	Oracle Corp.	2,821,287
51,800	PTC, Inc.	1,533,798	*£b
39,470	SolarWinds, Inc.	2,366,227	*Ø
50,892	Solera Holdings, Inc.	2,761,400
2,750	Synchronoss Technologies, Inc.	84,260	*Ø
36,000	TeleCommunication Systems, Inc. Class A	178,560	*Ø
58,250	Verint Systems, Inc.	2,132,532	*
		13,870,087
Specialty Retail (0.5%)
66,206	Hennes & Mauritz AB Class B	2,168,062	Ø
724,963	Office Depot, Inc.	3,733,559	*
		5,901,621
Technology Hardware, Storage & Peripherals (1.2%)
479,934	EMC Corp.	11,887,965	Ø
22,677	NCR Corp.	483,927	*Ø
1,117	Samsung Electronics Co. Ltd. GDR	530,034	Ø
28,387	SanDisk Corp.	2,006,961	Ø
		14,908,887
Textiles, Apparel & Luxury Goods (1.0%)
118,220	Coach, Inc.	4,380,051
13,857	Michael Kors Holdings Ltd.	552,894	*Ø
44,005	PVH Corp.	3,229,087	Ø
110,125	Steven Madden Ltd.	3,555,936	*
		11,717,968
Tobacco (0.1%)
39,200	Japan Tobacco, Inc.	1,535,219

Trading Companies & Distributors (0.1%)
32,336	Brenntag AG	1,586,653	Ø

Transportation Infrastructure (0.5%)
80,285	Macquarie Infrastructure Corp.	5,383,912	Ø

Water Utilities (0.1%)
26,054	American Water Works Co., Inc.	1,691,165	Ø

Wireless Telecommunication Services (0.1%)
14,800	T-Mobile US, Inc.	594,220	*£b

Total Common Stocks (Cost $566,209,741)		525,868,086

Business Development Companies (0.2%)
81,300	American Capital Ltd.	1,139,826	*Ø
69,417	Solar Capital Ltd.	1,125,944	Ø

Total Business Development Companies (Cost $2,474,061)		2,265,770

Exchange Traded Funds (0.2%)
146,410	iShares MSCI Brazil Capped ETF	2,903,310	£b
	(Cost $3,052,649)

Closed-End Funds (0.2%)
45,922	AP Alternative Assets LP	1,299,593	*
44,290	BlackRock Floating Rate Income Strategies Fund, Inc.	555,397	Ø
33,688	Blackstone/GSO Strategic Credit Fund	434,575	Ø
139,981	Invesco Senior Income Trust	538,927	Ø
112,397	Voya Prime Rate Trust	540,630	Ø

Total Closed-End Funds (Cost $3,657,514)		3,369,122

Master Limited Partnerships (1.6%)

Capital Markets (0.2%)
66,211	Apollo Global Management LLC, Class A	899,145
36,343	The Blackstone Group LP	954,731
		1,853,876
Oil, Gas & Consumable Fuels (1.4%)
27,637	Antero Midstream Partners LP	548,871	Ø
118,573	Boardwalk Pipeline Partners LP	1,293,631
8,997	Buckeye Partners LP	523,985	Ø
109,255	Cheniere Energy Partners LP	2,590,436	Ø
1,405	Columbia Pipeline Partners LP	21,496
9,619	Delek Logistics Partners LP	270,198
15,484	Dominion Midstream Partners LP	432,004	Ø
81,829	Energy Transfer Equity LP	710,276
35,459	Energy Transfer Partners LP	1,054,551	Ø
48,358	Enterprise Products Partners LP	1,156,240	Ø
11,024	EQT Midstream Partners LP	750,404
522	Magellan Midstream Partners LP	33,528
20,100	MPLX LP	618,477
37,804	NuStar GP Holdings LLC	610,535
6,209	Phillips 66 Partners LP	351,926
2,774	Plains All American Pipeline LP	58,559
6,569	Rice Midstream Partners LP	70,879
12,535	Rose Rock Midstream LP	137,634	Ø
3,081	Spectra Energy Partners LP	129,125	Ø
31,031	Sunoco Logistics Partners LP	691,060
87,892	Sunoco LP	2,989,207	Ø
10,401	Tesoro Logistics LP	461,076	Ø
12,946	Valero Energy Partners LP	574,543	Ø
32,640	Western Refining Logistics LP	789,562	£b
		16,868,203
Total Master Limited Partnerships (Cost $23,634,236)		18,722,079

Number of Rights

Rights (0.0%)

Biotechnology (0.0%)
70,000	Ambit Biosciences Corp. (Daiichi Sankyo Co. Ltd.)	42,000	*fN
3,500	Chelsea Therapeutics International Ltd. (H Lundbeck A/S)	385	*fN
40,000	Durata Therapeutics, Inc. (Actavis PLC)	6,400	*fN
40,350	Dyax Corp.	44,788	*fN
20,000	Prosensa Holding NV	19,800	*fN
24,000	Trius Therapeutics Inc. (Cubist Pharmaceuticals Inc.)	3,120	*fN
		116,493
Food & Staples Retailing (0.0%)
112,000	Safeway, Inc. (Casa Ley)	39,200	*fN
112,000	Safeway, Inc. (Property Development Centers)	5,600	*fN
		44,800
Health Care Providers & Services (0.0%)
19,082	Community Health Systems, Inc., due 12/31/49	153	*

Pharmaceuticals (0.0%)
100	Omthera Pharmaceuticals, Inc. (AstraZeneca PLC)	–	*fN

Wireless Telecommunication Services (0.0%)
60,000	Leap Wireless International, Inc. (AT&T Inc.)	189,000	*fN

Total Rights (Cost $375)		350,446

Number of Warrants

Warrants (0.0%)

Diversified Financial Services (0.0%)
219,049	Acasta Enterprises, Inc., due 9/8/20	31,273	*
149,494	Alignvest Acquisition Corp., due 6/15/23	28,812	*
		60,085
Insurance (0.0%)
73	TIG Holdings, Inc., due 12/31/16	–	*fN

Total Warrants (Cost $132,197)		60,085

Principal Amount

Bank Loan Obligationsμ (8.4%)

Advertising (0.4%)
$3,215,910	Affinion Group, Inc., 1st Lien Term Loan B, 6.75%, due 4/30/18	2,898,339
1,593,000	Extreme Reach, Inc., 2nd Lien Term Loan, 10.50%, due 12/31/25	1,433,700	N
		4,332,039
Aerospace & Defense (0.1%)
1,428,534	The SI Organization, Inc., 1st Lien Term Loan, 5.75%, due 10/24/19	1,410,078

Biotechnology (0.1%)
1,255,731	AgroFresh, Inc., Term Loan, 5.75%, due 7/2/21	1,228,268	N

Commercial Services & Supplies (0.9%)
3,084,690	Accuvant, Inc., Term Loan B, 6.25%, due 12/15/21	2,984,438
1,252,487	Capstone Logistics Acquisition, Inc., Term Loan B, 5.50%, due 10/3/21	1,224,306	N
1,895,336	First Advantage Corp., Term Loan B, 6.25%, due 6/29/22	1,824,261	N
488,665	Insight Global, Inc., Term Loan, 6.00%, due 12/31/19	485,611	N
293,667	iQor US, Inc., 2nd Lien Term Loan, 9.75%, due 2/18/22	215,845	N
457,249	Merrill Communications LLC, 1st Lien Term Loan, 6.25%, due 5/29/22	379,517	N
1,997,993	Protection One, Inc., 1st Lien Term Loan, 5.00%, due 6/19/21	1,962,408
1,019,000	Protection One, Inc., 2nd Lien Term Loan, 9.75%, due 6/19/22	962,955	N
1,284,000	Universal Services of America, Term Loan B, 4.75%, due 7/27/22	1,226,220	N
		11,265,561
Communications Equipment (0.1%)
1,555,248	Riverbed Technology, Inc., Term Loan B, 6.00%, due 2/25/22	1,538,404

Containers & Packaging (0.0%)
620,445	Prolamina Corp., Term Loan B, 5.00%, due 8/6/22	604,934

Diversified Financial Services (0.4%)
1,801,200	4L Technologies, Inc., Term Loan B, 5.50%, due 4/3/20	1,639,092	N
293,108	BATS Global Markets Holdings, Inc., Term Loan, 5.75%, due 1/31/20	291,827	N
2,881,000	Environmental Resources Management, 1st Lien Term Loan, 5.00%, due 5/9/21	2,592,900	N
		4,523,819
Diversified Telecommunication Services (0.7%)
3,987,000	Cable & Wireless Communications PLC, Term Loan, due 12/2/22	3,899,805	^^
2,283,540	Fairpoint Communications, Inc., Term Loan B, 7.50%, due 2/14/19	2,243,578
2,825,000	Global Telcom Link Corp., 2nd Lien Term Loan, 9.00%, due 5/21/20	1,737,375	N
		7,880,758
Electronic Equipment, Instruments & Components (0.1%)
693,000	Lixens France SA, 2nd Lien Term Loan, 9.50%, due 7/31/23	672,210	N
522,000	Lixens France SA, Term Loan B, 5.00%, due 7/31/22	505,035	N
308,450	TTM Technologies, Inc., Term Loan B, 6.00%, due 5/8/21	256,399
		1,433,644
Food Products (0.1%)
1,917,000	Del Monte Corp., 2nd Lien Term Loan, 8.25%, due 7/26/21	1,571,940	N

Health Care Equipment & Supplies (0.1%)
773,063	Physio-Control International, Inc., 1st Lien Term Loan, 5.50%, due 5/19/22	756,635	N

Health Care Providers & Services (0.3%)
2,789,980	21st Century Oncology, Inc., Term Loan, 6.50%, due 4/28/22	2,381,945
1,370,643	Beacon Health Strategies LLC, Term Loan B, 5.00%, due 9/30/21	1,308,964
166,951	Genesis HealthCare DE LLC, Term Loan, 10.00%, due 10/2/17	166,951	N
		3,857,860
Hotels, Restaurants & Leisure (0.4%)
793,713	Amaya Holdings BV, 1st Lien Term Loan, 5.00%, due 7/29/21	729,724
1,119,810	Caesars Entertainment Operating Co., Inc., Term Loan B, due 3/1/17	914,246	≠
1,470,000	Caesars Entertainment Resort Properties LLC, 1st Lien Term Loan, 7.00%, due 10/9/20	1,278,165
655,000	Diamond Resorts Corp., Incremental Term Loan, 5.50%, due 5/9/21	638,625	N
1,835,830	Harrah's Entertainment, Inc., Term Loan B5, due 1/28/18	1,585,129	≠
		5,145,889
Household Products (0.2%)
2,018,336	Huish Detergent, Inc., 1st Lien Term Loan, 5.50%, due 3/23/20	1,922,465

Insurance (0.5%)
409,118	Asurion LLC, 1st Lien Term Loan, 5.00%, due 12/31/20	384,318
4,124,000	Asurion LLC, 2nd Lien Term Loan, 8.50%, due 2/19/21	3,470,057
1,200,965	Asurion LLC, Term Loan B, 5.00%, due 7/30/22	1,095,280
1,000,000	Cunningham Lindsey US, Inc., 2nd Lien Initial Term Loan, 9.25%, due 6/10/20	501,670	N
348,039	Hyperion Insurance Group Ltd., Term Loan B, 5.50%, due 3/26/22	325,852
		5,777,177
Internet Software & Services (0.9%)
534,000	AF Borrower LLC, Initial Term Loan, 10.00%, due 1/30/23	491,280	N
1,653,356	Ancestry.com, Inc., Term Loan B, 5.00%, due 8/17/22	1,632,177
2,135,967	Answers Corp., Term Loan, 6.25%, due 10/3/21	1,438,211	N
1,890,000	Match Group, Inc., Term Loan B, 5.50%, due 11/6/22	1,882,119	N
1,746,331	ProQuest LLC, Term Loan B, 5.75%, due 9/23/21	1,684,127
455,245	Travelclick, 1st Lien Term Loan, 5.50%, due 5/8/21	437,035	N
4,022,874	Travelport LLC, Term Loan B, 5.75%, due 8/15/21	3,875,033
		11,439,982
Machinery (0.1%)
831,915	NN, Inc., Term Loan B, 5.75%, due 10/2/22	818,396	N

Media (0.9%)
830,000	Cirque du Soleil, Inc., 2nd Lien Term Loan, 9.25%, due 6/25/23	763,600	N
2,686,000	Endemol, 1st Lien Term Loan, 6.75%, due 8/6/21	2,330,105
1,677,409	NEP/NCP Holdco, Inc., Incremental Term Loan, 4.25%, due 1/22/20	1,591,441
766,000	NEP/NCP Holdco, Inc., Term Loan, 10.00%, due 7/22/20	716,210	N
998,000	Numericable U.S. LLC, Tranche Loan B-6, 4.75%, due 1/22/23	956,653
784,301	RentPath, Inc., 1st Lien Term Loan, 6.25%, due 12/11/21	623,519	N
2,203,428	Springer Science+Business Media GmbH, Term Loan B, 4.75%, due 8/14/20	2,103,349
1,302,455	Top Right Group Ltd., Term Loan B, 6.00%, due 4/13/22	1,295,943	N
		10,380,820
Miscellaneous Manufacturing (0.2%)
1,455,240	Novolex Holdings, Inc., 1st Lien Term Loan, 6.00%, due 12/4/21	1,449,172
950,000	Novolex Holdings, Inc., 2st Lien Term Loan, 9.75%, due 6/3/22	885,087	N
		2,334,259
Multiline Retail (0.2%)
2,060,387	JC Penney Corp., Inc., Term Loan, 6.00%, due 5/21/18	2,011,453

Oil & Gas Services (0.1%)
1,290,663	Expro Oilfield Services PLC, Term Loan B, 5.75%, due 8/12/21	756,883

Oil, Gas & Consumable Fuels (0.1%)
35,100	Bowie Resources Holdings LLC, 2nd Lien Term Loan, 11.75%, due 12/31/20	33,345	N
5,947,000	Fieldwood Energy LLC, 2nd Lien Term Loan, 8.38%, due 9/30/20	956,456	^^Ø
		989,801
Packaging & Containers (0.1%)
213,597	Kloeckner Pentaplast of America, Inc., Initial Term Loan, 5.00%, due 4/22/20	212,886
499,818	Kloeckner Pentaplast of America, Inc., Term Loan B, 5.00%, due 4/22/20	498,153
		711,039
Personal Products (0.1%)
1,007,333	Coty/Galleria, Term Loan A, 3.75%, due 10/22/22	1,000,413	N

Pharmaceuticals (0.1%)
1,738,776	Atrium Innovations, Inc., 1st Lien Term Loan, 4.25%, due 1/29/21	1,604,021	N

Professional Services (0.2%)
2,679,000	Duff & Phelps Corp., 2nd Lien Term Loan, 9.50%, due 8/14/21	2,491,470	N

Real Estate Investment Trusts (0.0%)
474,615	Communications Sales & Leasing, Inc., Term Loan B, 5.00%, due 10/16/22	444,240

Road & Rail (0.1%)
700,000	Quality Distribution, Inc., 1st Lien Term Loan, 5.75%, due 7/31/22	653,625	N
1,304,672	YRC Worldwide, Inc., 1st Lien Term Loan, 8.00%, due 2/12/19	1,073,092
		1,726,717
Semiconductors & Semiconductor Equipment (0.1%)
1,852,000	SunEdison, Inc., 2nd Lien Term Loan A2, 12.50%, due 7/2/18	1,287,140	N

Software (0.4%)
2,000,000	Ascend Learning LLC, 2nd Lien Term Loan, 9.50%, due 11/28/20	1,880,000	N
730,833	Ascend Learning LLC, Term Loan B, 5.50%, due 12/31/20	724,438
549,240	CT Technologies Intermediate Holdings, Inc., Term Loan, 5.25%, due 11/5/21	531,845	N
605,000	P2 Energy Solutions, Inc., 2nd Lien Term Loan, 9.00%, due 4/30/21	453,750	N
925,288	TeamViewer US LCC, 1st Lien Term Loan, 6.00%, due 12/11/20	911,871	N
		4,501,904
Technology Hardware, Storage & Peripherals (0.2%)
2,734,126	Eastman Kodak Co., Term Loan, 7.25%, due 7/31/19	2,315,805	Ø

Telecommunications (0.2%)
2,418,942	ConvergeOne Holdings Corp., 1st Lien Term Loan, 6.00%, due 6/16/20	2,361,492	N

Textiles, Apparel & Luxury Goods (0.0%)
658,000	FULLBEAUTY Brands, Inc., Term Loan B, 5.75%, due 10/15/22	615,888	N

Total Bank Loan Obligations (Cost $111,337,093)		101,041,194

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (0.1%)
1,025,000	U.S. Treasury Bond, 3.00%, due 5/15/45 (Cost $1,054,256)	1,075,970	Ø

Mortgage-Backed Securities (6.3%)

Collateralized Mortgage Obligations (1.3%)
1,562,483	Alternative Loan Trust, Ser. 2005-21CB, Class A17, 6.00%, due 6/25/35	1,555,736	Ø
2,221,412	Alternative Loan Trust, Ser. 2005-J2, Class 1A5, 0.93%, due 4/25/35	1,928,366	μ
597,741	Banc of America Alternative Loan Trust, Ser. 2005-6, Class 2CB2, 6.00%, due 7/25/35	570,693	Ø
630,000	Bellemeade Re Ltd., Ser. 2015-1A, Class M2, 4.73%, due 7/25/25	627,402	ñμ
448,411	Chase Mortgage Finance Trust, Ser. 2007-A2, Class 3A2, 2.74%, due 7/25/37	427,525	μ
236,677	CHL Mortgage Pass-Through Trust, Ser. 2005-19, Class 1A1, 5.50%, due 8/25/35	213,558
2,609,041	Citicorp Mortgage Securities, Inc., Ser. 2006-3, Class 1A10, 6.25%, due 6/25/36	2,746,017
250,000	Fannie Mae Connecticut Avenue Securities, Ser. 2015-C02, Class 1M2, 4.43%, due 5/25/25	229,583	μ
4,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Ser. 2015-HQA1, Class B, 9.23%, due 3/25/28	3,780,017	Nμ
108,058	JP Morgan Alternative Loan Trust, Ser. 2005-A2, Class 1A1, 0.95%, due 1/25/36	99,459	μ
608,991	JP Morgan Alternative Loan Trust, Ser. 2006-S4, Class A3A, 5.78%, due 12/25/36	584,425	aØ
219,666	JP Morgan Mortgage Trust, Ser. 2007-A1, Class 4A1, 2.73%, due 7/25/35	219,208	μ
104,454	MASTR Alternative Loans Trust, Ser. 2004-10, Class 4A1, 6.00%, due 9/25/19	107,135
152,360	WaMu Mortgage Pass-Through Certificates Trust, Ser. 2004-S1, Class 1A11, 5.50%, due 3/25/34	160,370
827,086	Washington Mutual Mortgage Pass-Through Certificates Trust, Ser. 2005-1, Class 1A1, 5.50%, due 3/25/35	830,071
632,556	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-12, Class A6, 5.50%, due 9/25/37	637,739
705,771	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-14, Class 1A1, 6.00%, due 10/25/37	712,709	Ø
		15,430,013
Commercial Mortgage-Backed (5.0%)
1,500,000	ACRE Commercial Mortgage Trust, Ser. 2014-FL2, Class D, 3.83%, due 8/15/31	1,442,834	ñμ
4,600,000	BAMLL Commercial Mortgage Securities Trust, Ser. 2013-DSNY, Class F, 3.93%, due 9/15/26	4,561,289	ñØμ
3,450,000	BAMLL Commercial Mortgage Securities Trust, Ser. 2014-ICTS, Class E, 3.38%, due 6/15/28	3,432,370	ñØμ
1,500,000	Boca Hotel Portfolio Trust, Ser. 2013-BOCA, Class E, 4.18%, due 8/15/26	1,495,262	ñØμ
2,100,000	CDGJ Commercial Mortgage Trust, Ser. 2014-BXCH, Class DPB, 4.28%, due 12/15/27	2,029,571	ñμ
1,900,000	CDGJ Commercial Mortgage Trust, Ser. 2014-BXCH, Class EPA, 4.68%, due 12/15/27	1,799,301	ñμ
1,500,000	CDGJ Commercial Mortgage Trust, Ser. 2014-BXCH, Class EPB, 5.43%, due 12/15/27	1,421,487	ñμ
550,000	Citigroup Commercial Mortgage Trust, Ser. 2015-SHP2, Class E, 4.78%, due 7/15/27	547,102	ñμ
1,200,000	COMM Mortgage Trust, Ser. 2007-C9, Class G, 5.99%, due 12/10/49	1,189,423	ñμ
4,800,000	COMM Mortgage Trust, Ser. 2014-PAT, Class E, 3.57%, due 8/13/27	4,634,555	ñØμ
2,600,000	CSMC Trust, Ser. 2015-DEAL, Class E, 4.43%, due 4/15/29	2,463,353	ñμ
2,300,000	CSMC Trust, Ser. 2015-SAND, Class E, 4.28%, due 8/15/30	2,289,233	ñμ
1,100,000	CSMC Trust, Ser. 2015-SAND, Class F, 5.13%, due 8/15/30	1,095,707	ñμ
2,000,000	Hilton USA Trust, Ser. 2013-HLT, Class EFX, 5.61%, due 11/5/30	2,003,411	ñμ
1,400,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2014-BXH, Class E, 4.18%, due 4/15/27	1,394,179	ñμ
1,700,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2014-CBM, Class E, 4.28%, due 10/15/29	1,649,019	ñμ
1,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2014-FL5, Class D, 3.93%, due 7/15/31	1,105,131	ñμ
4,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2014-INN, Class E, 4.03%, due 6/15/29	4,077,777	ñμ
7,800,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2015-CSMO, Class D, 3.73%, due 1/15/32	7,632,967	ñØμ
800,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2015-CSMO, Class E, 4.38%, due 1/15/32	773,417	ñØμ
1,252,020	Lone Star Portfolio Trust, Ser. 2015-LSP, Class E, 6.03%, due 9/15/28	1,229,403	ñμ
500,000	NorthStar, Ser. 2013-1A, Class B, 5.43%, due 8/25/29	502,857	ñμ
3,300,000	PFP III Ltd., Ser. 2014-1, Class D, 4.53%, due 6/14/31	3,296,863	ñμ
1,800,000	PFP Ltd., Ser. 2015-2, Class D, 4.42%, due 7/14/34	1,800,894	ñμ
1,900,000	PFP Ltd., Ser. 2015-2, Class E, 5.02%, due 7/14/34	1,896,311	ñμ
2,400,000	Resource Capital Corp., Ser. 2015-CRE3, Class D, 4.43%, due 3/15/32	2,377,039	ñμ
1,700,000	Wells Fargo Commercial Mortgage Trust, Ser. 2014-TISH, Class WTS2, 3.68%, due 2/15/27	1,620,463	ñμ
		59,761,218
Total Mortgage-Backed Securities (Cost $76,637,320)		75,191,231

Corporate Debt Securities (4.9%)

Banks (1.3%)
5,000,000	First National of Colorado Statutory Trust, 4.39%, due 9/15/37	2,900,000	N
7,500,000	First National of Nebraska Statutory Trust, 5.60%, due 3/15/37	4,387,500	N
14,000,000	Sterling Capital Trust, 1.71%, due 10/1/37	8,260,000	N
		15,547,500
Biotechnology (0.1%)
664,000	AMAG Pharmaceuticals, Inc., 7.88%, due 9/1/23	602,580	ñØ

Capital Markets (0.5%)
10,000,000	Emigrant Capital Trust V, 2.16%, due 7/1/37	5,750,000	μ#

Chemicals (0.0%)
330,000	GCP Applied Technologies, Inc., 9.50%, due 2/1/23	348,975	ñ
613,000	Momentive Performance Materials, Inc., 10.00%, due 10/15/20	61	≠N
		349,036
Commercial Services & Supplies (0.1%)
560,000	Constellis Holdings LLC, 9.75%, due 5/15/20	428,400	ñØ
864,000	Eco-Bat Finance PLC, 7.75%, due 2/15/17	896,432	Ø
		1,324,832
Construction & Engineering (0.0%)
318,630	Michael Baker Holdings LLC, 8.88% Cash/9.63%PIK, due 4/15/19	223,041	c#

Diversified Financial Services (0.1%)
2,954,000	Corolla Trust, 0.00%, due 8/28/39	1,746,552	μ#

Diversified Telecommunication Services (0.4%)
1,115,000	FairPoint Communications, Inc., 8.75%, due 8/15/19	1,075,975	ñØ
4,683,000	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	3,734,693	Ø
1,200,000	Intelsat Luxembourg SA, 7.75%, due 6/1/21	522,000	Ø
		5,332,668
Food Products (0.0%)
18,000	TreeHouse Foods, Inc., 6.00%, due 2/15/24	18,518	ñ

Gas Utilities (0.2%)
3,012,000	Niska Gas Storage Canada Finance Corp., 6.50%, due 4/1/19	2,409,600	N

Health Care Providers & Services (0.0%)
184,000	Centene Escrow Corp., 5.63%, due 2/15/21	187,450	ñ
184,000	Centene Escrow Corp., 6.13%, due 2/15/24	187,910	ñ
		375,360
Hotels, Restaurants & Leisure (0.1%)
1,238,800	Caesars Entertainment Resort Properties LLC, 8.00%, due 10/1/20	1,152,084	Ø

Household Products (0.2%)
550,000	Reynolds Group Issuer, Inc., 7.13%, due 4/15/19	560,312	Ø
2,407,000	The Sun Products Corp., 7.75%, due 3/15/21	2,208,423	ñØ
		2,768,735
Insurance (0.6%)
2,433,885	Ambac Assurance Corp., 5.10%, due 6/7/20	2,598,172	ñØ
665,000	Syncora Holdings Ltd., Ser. A, 6.88%, due 9/30/17	133,000	Nμ
2,149,500	TIG FINCO PLC, 8.50%, due 3/2/20	3,124,079	ñØμ
140,000	TIG FINCO PLC, 8.50%, due 3/2/20	203,475	Øμ
1,660,600	Wayne Merger Sub LLC, 8.25%, due 8/1/23	1,448,666	ñØ
		7,507,392
IT Services (0.1%)
559,000	Sabre GLBL, Inc., 5.25%, due 11/15/23	553,410	ñØ

Media (0.3%)
639,000	DISH DBS Corp., 5.00%, due 3/15/23	555,930	Ø
18,000	Lamar Media Corp., 5.75%, due 2/1/26	18,540	ñ
1,000,000	Neptune Finco Corp., 10.13%, due 1/15/23	1,057,500	ñØ
200,000	Neptune Finco Corp., 6.63%, due 10/15/25	207,475	ñØ
926,600	The McClatchy Co., 9.00%, due 12/15/22	817,724
800,000	WideOpenWest Finance LLC, 10.25%, due 7/15/19	754,000	Ø
		3,411,169
Metals & Mining (0.1%)
367,000	Cliffs Natural Resources, Inc., 8.25%, due 3/31/20	264,240	ñ
834,000	Freeport-McMoRan, Inc., 4.00%, due 11/14/21	371,130
738,000	Wise Metals Group LLC, 8.75%, due 12/15/18	619,920	ñ
		1,255,290
Oil, Gas & Consumable Fuels (0.2%)
2,943,000	Cobalt International Energy, Inc., 3.13%, due 5/15/24	1,245,257	Ø
337,000	ConocoPhillips Co., 3.35%, due 5/15/25	286,520
2,506,000	Midstates Petroleum Co., Inc., 10.00%, due 6/1/20	739,270	Ø
800	Midstates Petroleum Co., Inc., 10.00%, due 6/1/20	236	ñ
314,000	Southwestern Energy Co., 4.10%, due 3/15/22	198,231	Ø
		2,469,514
Pharmaceuticals (0.3%)
3,510,000	Valeant Pharmaceuticals International, Inc., 6.13%, due 4/15/25	3,154,613	ñØ

Semiconductors & Semiconductor Equipment (0.2%)
865,000	Advanced Micro Devices, Inc., 6.75%, due 3/1/19	590,362	Ø
1,852,000	SunEdison, Inc., 5.00%, due 7/2/18	1,383,213	£bñ
		1,973,575
Trading Companies & Distributors (0.1%)
1,732,000	United Rentals North America, Inc., 4.63%, due 7/15/23	1,686,535	Ø

Total Corporate Debt Securities (Cost $68,575,190)		59,612,004

Asset-Backed Securities (5.7%)
1,400,000	Allegro CLO II Ltd., Ser. 2014-1A, Class C, 4.77%, due 1/21/27	1,273,791	ñμ
750,000	AMMC CLO 16 Ltd., Ser. 2015-16A, Class E, 6.22%, due 4/14/27	601,530	ñμ
750,000	AMMC CLO XII Ltd., Ser. 2013-12A, Class D1, 4.09%, due 5/10/25	680,112	ñμ
1,100,000	Ares XXVIII CLO Ltd., Ser. 2013-3A, Class D, 4.12%, due 10/17/24	976,207	ñμ
900,000	Atlas Senior Loan Fund V Ltd., Ser. 2014-1A, Class C, 3.62%, due 7/16/26	873,606	ñμ
1,450,000	Babson CLO Ltd., Ser. 2013-IA, Class D, 3.82%, due 4/20/25	1,247,867	ñμ
550,000	Babson CLO Ltd., Ser. 2015-2A, Class E, 6.17%, due 7/20/27	465,542	ñμ
1,127,380	Bear Stearns Asset Backed Securities Trust, Ser. 2007-2, Class A2, 0.75%, due 1/25/47	1,050,236	μ
500,000	Canyon Capital CLO Ltd., Ser. 2012-1A, Class D, 4.92%, due 1/15/24	475,449	ñμ
700,000	Carlyle Global Market Strategies CLO Ltd., Ser. 2014-1A, Class D, 4.07%, due 4/17/25	598,761	ñμ
1,400,000	Carlyle Global Market Strategies CLO Ltd., Ser. 2014-2A, Class D, 3.86%, due 5/15/25	1,199,446	ñμ
1,100,000	Carlyle Global Market Strategies CLO Ltd., Ser. 2015-2A, Class D, 5.92%, due 4/27/27	928,970	ñμ
600,000	Catamaran CLO Ltd., Ser. 2015-1A, Class D, 4.27%, due 4/22/27	509,599	ñμ
800,000	Catamaran CLO Ltd., Ser. 2015-1A, Class E, 5.77%, due 4/22/27	616,417	ñμ
1,200,000	Cedar Funding III CLO Ltd., Ser. 2014-3A, Class E, 5.27%, due 5/20/26	964,282	ñμ
3,600,000	Chrysler Capital Auto Receivables Trust, Ser. 2015-BA, Class D, 4.17%, due 1/16/23	3,648,668	ñ
800,000	CIFC Funding Ltd., Ser. 2013-2A, Class A3L, 3.27%, due 4/21/25	724,961	ñμ
900,000	ColumbusNova CLO IV Ltd., Ser. 2007-2A, Class D, 5.12%, due 10/15/21	890,040	ñμ
379,307	Countrywide Asset-Backed Certificates, Ser. 2005-7, Class AF4, 4.87%, due 10/25/35	387,569	μ
550,000	Cumberland Park CLO Ltd., Ser. 2015-2A, Class E, 5.62%, due 7/20/26	449,137	ñμ
1,500,000	DT Auto Owner Trust, Ser. 2015-1A, Class D, 4.26%, due 2/15/22	1,502,901	ñ
1,800,000	Exeter Automobile Receivables Trust, Ser. 2013-1A, Class C, 3.52%, due 2/15/19	1,804,216	ñ
1,800,000	Exeter Automobile Receivables Trust, Ser. 2013-2A, Class D, 6.81%, due 8/17/20	1,846,546	ñ
300,000	Exeter Automobile Receivables Trust, Ser. 2014-3A, Class C, 4.17%, due 6/15/20	298,658	ñ
1,000,000	Exeter Automobile Receivables Trust, Ser. 2015-3A, Class C, 4.83%, due 8/16/21	1,000,879	ñ
1,400,000	Flagship Credit Auto Trust, Ser. 2015-2, Class C, 4.08%, due 12/15/21	1,407,373	ñ
1,300,000	Gale Force 4 CLO Ltd., Ser. 2007-4A, Class E, 6.77%, due 8/20/21	1,275,942	ñμ
900,000	Golub Capital Partners CLO 22B Ltd., Ser. 2015-22A, Class C, 4.48%, due 2/20/27	824,943	ñμ
750,000	Golub Capital Partners CLO Ltd., Ser. 2011-10A, Class DR, 4.17%, due 10/20/21	738,080	ñμ
300,000	Halcyon Loan Advisors Funding Ltd., Ser. 2012-2A, Class E, 5.97%, due 12/20/24	180,920	ñμ
400,000	Jamestown CLO VII Ltd., Ser. 2015-7A, Class C, 4.03%, due 7/25/27	354,324	ñμ
490,011	JP Morgan Mortgage Acquisition Trust, Ser. 2007-CH1, Class AF6, 5.03%, due 11/25/36	492,272	a
3,000,000	Kingsland VI Ltd., Ser. 2013-6A, Class D, 4.27%, due 10/28/24	2,619,862	ñμ
600,000	KKR CLO Trust, Ser. 2012-1A, Class C, 5.01%, due 12/15/24	606,392	ñμ
450,000	Madison Park Funding XVI Ltd., Ser. 2015-16A, Class C, 4.32%, due 4/20/26	414,252	ñμ
750,000	Magnetite XV Ltd., Ser. 2015-15A, Class D, 4.54%, due 10/25/27	706,706	ñμ
700,000	Magnetite XV Ltd., Ser. 2015-15A, Class E, 6.99%, due 10/25/27	637,420	ñμ
1,024,514	Morgan Stanley ABS Capital I, Inc. Trust, Ser. 2006-HE3, Class A2C, 0.59%, due 4/25/36	1,009,451	Øμ
405,947	Nationstar Home Equity Loan Trust, Ser. 2007-C, Class 2AV2, 0.56%, due 6/25/37	394,117	μ
1,400,000	Nelder Grove CLO Ltd., Ser. 2014-1A, Class D1, 4.93%, due 8/28/26	1,280,875	ñμ
400,000	Ocean Trails CLO IV, Ser. 2013-4A, Class D, 4.36%, due 8/13/25	361,559	ñμ
2,050,000	Ocean Trails CLO V, Ser. 2014-5A, Class D, 4.58%, due 10/13/26	1,756,720	ñØμ
400,000	Ocean Trails CLO V, Ser. 2014-5A, Class E, 5.97%, due 10/13/26	267,069	ñμ
500,000	Octagon Investment Partners X Ltd., Ser. 2006-10A, Class D, 2.02%, due 10/18/20	483,450	ñμ
2,300,000	Octagon Investment Partners XII Ltd., Ser. 2012-1A, Class DR, 4.13%, due 5/5/23	2,223,230	ñμ
400,000	Octagon Investment Partners XIV Ltd., Ser. 2012-1A, Class C, 4.62%, due 1/15/24	375,929	ñμ
600,000	Octagon Investment Partners XVII Ltd., Ser. 2013-1A, Class E, 5.12%, due 10/25/25	381,104	ñμ
250,000	Octagon Investment Partners XX Ltd., Ser. 2014-1A, Class E, 5.61%, due 8/12/26	177,819	ñμ
600,000	Octagon Investment Partners XXII Ltd., Ser. 2014-1A, Class E1, 5.87%, due 11/25/25	477,516	ñμ
1,200,000	OZLM Funding IV Ltd., Ser. 2013-4A, Class C, 3.82%, due 7/22/25	1,102,974	ñμ
700,000	OZLM Funding IV Ltd., Ser. 2013-4A, Class D, 5.27%, due 7/22/25	573,713	ñμ
1,650,000	OZLM Funding V Ltd., Ser. 2013-5A, Class D, 5.37%, due 1/17/26	1,341,288	ñØμ
3,200,000	OZLM VII Ltd., Ser. 2014-7A, Class C, 4.22%, due 7/17/26	2,744,078	ñØμ
1,200,000	OZLM XI Ltd., Ser. 2015-11A, Class D, 6.02%, due 1/30/27	921,789	ñμ
1,000,000	OZLM XII Ltd., Ser. 2015-12A, Class SUB, due 4/30/27	721,408	#
600,000	Pinnacle Park CLO Ltd., Ser. 2014-1A, Class C, 3.72%, due 4/15/26	595,229	ñμ
3,000,000	Sound Point CLO I Ltd., Ser. 2012-1A, Class D, 4.90%, due 10/20/23	2,928,428	ñμ
300,000	Sound Point CLO I Ltd., Ser. 2012-1A, Class E, 6.32%, due 10/20/23	288,878	ñμ
1,600,000	Sound Point CLO IX Ltd., Ser. 2015-2A, Class D, 4.17%, due 7/20/27	1,387,206	ñμ
1,000,000	Sound Point CLO IX Ltd., Ser. 2015-2A, Class E, 6.12%, due 7/20/27	805,141	ñμ
1,000,000	Symphony CLO IX LP, Ser. 2012-9A, Class E, 5.62%, due 4/16/22	897,827	ñμ
1,700,000	Symphony CLO XI Ltd., Ser. 2013-11A, Class D, 4.62%, due 1/17/25	1,606,339	ñμ
750,000	Symphony CLO XII Ltd., Ser. 2013-12A, Class D, 4.12%, due 10/15/25	676,923	ñμ
1,300,000	Symphony CLO XVI Ltd., Ser. 2015-16A, Class D, 4.27%, due 7/15/28	1,190,336	ñμ
500,000	Venture X CLO Ltd., Ser. 2012-10A, Class D, 4.82%, due 7/20/22	475,833	ñμ
2,400,000	Venture XIV CLO Ltd., Ser. 2013-14A, Class D, 4.16%, due 8/28/25	2,128,463	ñμ
2,500,000	Venture XIX CLO Ltd., Ser. 2014-19A, Class D, 4.62%, due 1/15/27	2,337,378	ñμ
450,000	Voya CLO Ltd., Ser. 2013-2A, Class D, 5.62%, due 4/25/25	365,542	ñμ
2,000,000	Voya CLO Ltd., Ser. 2014-3A, Class SUB, 0.00%, due 7/25/26	779,618	μ#

Total Asset-Backed Securities (Cost $73,575,139)		68,331,106

Number of Contracts

Purchased Options (0.5%)

Call Options (0.1%)
943	Energy Transfer Equity LP, Jul 2016 @ 12.5	84,870
157	FireEye, Inc., Jun 2016 @ 15	34,069
705	King Digital Entertainment PLC, Feb 2016 @ 18	3,525	f
551	Macy's, Inc., Feb 2016 @ 65	551	f
260	Monsanto Co., Jan 2017 @ 135	5,460
1,651	Nokia OYJ, Jan 2017 @ 7	163,449
690	PepsiCo, Inc., Feb 2016 @ 103	22,080
991	Pfizer, Inc., Mar 2016 @ 34	2,973
154	Plains GP Holdings LP, Feb 2016 @ 20	–	f
26	Plains GP Holdings LP, Feb 2016 @ 21	–	f
1,020	SunEdison, Inc., Apr 2016 @ 6	17,340
173	Time Warner, Inc., Apr 2016 @ 67.5	97,745
167	Time Warner, Inc., Apr 2016 @ 72.5	48,430
108	Valeant Pharmaceuticals International, Inc., Jan 2017 @ 105	166,104
157	Xilinx, Inc., Mar 2016 @ 48	45,687
		692,283

Put Options (0.4%)
813	American Capital Ltd., May 2016 @ 13	58,536
120	Brookdale Senior Living, Inc., Apr 2016 @ 17.5	26,400
220	Cigna Corp., Jan 2017 @ 130	265,100
1,254	EMC Corp., Jul 2016 @ 23	169,290
1,172	iShares Russell 2000 ETF, Mar 2016 @ 98	301,204
588	iShares Russell 2000 ETF, May 2016 @ 94	144,648
149	Magnachip Semiconductor Corp., Jun 2016 @ 5	15,645
400	Maxim Integrated Products, Inc., Aug 2016 @ 32	110,000
1,568	Micron Technology, Inc., Jan 2017 @ 13	580,160
400	S&P 500 Index, Jun 2016 @ 1900	3,320,000
212	SanDisk Corp., Jul 2016 @ 65	113,420
728	SunEdison, Inc., Feb 2016 @ 3	27,664
479	The Hartford Financial Services Group, Inc., Jun 2016 @ 37	77,119
314	The Williams Cos., Inc., Mar 2016 @ 18	15,700
125	United Continental Holdings, Inc., Feb 2016 @ 55	84,750
103	VMware, Inc., Jan 2017 @ 45	65,920
		5,375,556

Total Purchased Options (Cost $6,074,996)		6,067,839

Number of Shares

Short-Term Investments (23.4%)
226,608,800	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio Institutional Class, 0.12%	226,608,800	Ø≤
56,080,077	Western Asset Institutional U.S. Treasury Reserves, 0.10%	56,080,077	Ø≤y

Total Short-Term Investments (Cost $282,688,877)		282,688,877

Total Long Positions (95.1%) (Cost $1,219,103,644)		1,147,547,119	##
Cash, receivables and other assets, less liabilities (24.9%)		300,696,964	±†††Øy
Short Positions (see summary below) ((20.0)%)		(241,100,529)
Total Net Assets (100.0%)		1,207,143,554

Number Of Shares

Short Positions ((20.0)%) £ØØ

Common Stocks Sold Short (14.7%)

Aerospace & Defense (0.2%)
(13,830)	L-3 Communications Holdings, Inc.	(1,615,897)
(2,459)	TransDigm Group, Inc.	(552,611	)*
		(2,168,508)
Air Freight & Logistics (0.2%)
(6,717)	CH Robinson Worldwide, Inc.	(435,060)
(325,100)	Royal Mail PLC	(2,137,326)
		(2,572,386)
Airlines (0.2%)
(4,455)	American Airlines Group, Inc.	(173,700)
(123,950)	Deutsche Lufthansa AG	(1,817,560	)*
		(1,991,260)
Auto Components (0.1%)
(128,800)	Dana Holding Corp.	(1,531,432)

Automobiles (0.1%)
(10,637)	Harley-Davidson, Inc.	(425,480)
(31,000)	Tata Motors Ltd. ADR	(774,380	)*
		(1,199,860)
Banks (0.6%)
(4,300)	BB&T Corp.	(140,438)
(67,000)	Canadian Western Bank	(1,098,094)
(15,018)	Commonwealth Bank of Australia	(848,902)
(17,800)	Cullen/Frost Bankers, Inc.	(851,908)
(35,379)	First Niagara Financial Group, Inc.	(346,360)
(127,486)	Huntington Bancshares, Inc.	(1,093,830)
(4,352)	KeyCorp	(48,568)
(38,800)	National Bank of Canada	(1,107,028)
(32,800)	PacWest Bancorp.	(1,204,088)
(70,241)	Svenska Handelsbanken AB Class A	(883,801)
		(7,623,017)
Biotechnology (0.2%)
(9,430)	ACADIA Pharmaceuticals, Inc.	(195,107	)*
(12,001)	Amgen, Inc.	(1,832,913)
(1,650)	Intercept Pharmaceuticals, Inc.	(175,279	)*
		(2,203,299)
Building Products (0.1%)
(12,701)	AO Smith Corp.	(887,165)
(78,025)	Builders FirstSource, Inc.	(626,541	)*
		(1,513,706)
Chemicals (0.6%)
(6,341)	BASF SE	(422,648)
(25,300)	Celanese Corp. Series A	(1,610,851)
(43,000)	FMC Corp.	(1,535,960)
(11,450)	Praxair, Inc.	(1,145,000)
(8,100)	Solvay SA	(671,029)
(38,651)	The Dow Chemical Co.	(1,623,342)
		(7,008,830)
Commercial Services & Supplies (0.2%)
(126,394)	Quad/Graphics, Inc.	(1,274,052)
(8,551)	Stericycle, Inc.	(1,029,113	)*
(2,095)	Waste Connections, Inc.	(125,637)
		(2,428,802)
Communications Equipment (0.0%)
(34,737)	Nokia OYJ ADR	(250,106)

Diversified Consumer Services (0.1%)
(36,556)	Service Corp. International	(884,290)

Electric Utilities (0.2%)
(19,997)	Duke Energy Corp.	(1,505,774)
(1,139)	NextEra Energy, Inc.	(127,238)
(2,502)	Pepco Holdings, Inc.	(66,753)
(10,445)	The Southern Co.	(510,970)
(2,859)	Xcel Energy, Inc.	(109,271)
		(2,320,006)
Electrical Equipment (0.1%)
(41,069)	ABB Ltd.	(709,673	)*

Electronic Equipment, Instruments & Components (0.1%)
(18,182)	Hexagon AB Class B	(606,304)
(1,300)	Keyence Corp.	(613,451)
		(1,219,755)
Energy Equipment & Services (0.4%)
(27,776)	Halliburton Co.	(882,999)
(52,554)	Schlumberger Ltd.	(3,798,078)
(29,836)	TGS Nopec Geophysical Co. ASA	(432,392)
		(5,113,469)
Food & Staples Retailing (0.2%)
(12,542)	CVS Health Corp.	(1,211,432)
(13,749)	Walgreens Boots Alliance, Inc.	(1,096,070)
		(2,307,502)
Food Products (0.4%)
(37,394)	B&G Foods, Inc.	(1,361,890)
(18,063)	Nestle SA	(1,330,745)
(41,200)	Pinnacle Foods, Inc.	(1,767,068)
(1,100)	Snyder's-Lance, Inc.	(34,727)
(20,650)	The Hain Celestial Group, Inc.	(751,247	)*
		(5,245,677)
Gas Utilities (0.1%)
(4,192)	AGL Resources, Inc.	(266,443)
(19,400)	National Fuel Gas Co.	(879,402)
(6,324)	Piedmont Natural Gas Co., Inc.	(374,634)
(2,502)	Questar Corp.	(51,016)
		(1,571,495)
Health Care Equipment & Supplies (0.8%)
(4,008)	Baxter International, Inc.	(146,693)
(5,674)	Becton Dickinson and Co.	(824,829)
(7,988)	Coloplast A/S Class B	(655,801)
(43,697)	DENTSPLY International, Inc.	(2,573,316)
(43,807)	Getinge AB Class B	(964,909)
(27,850)	LivaNova PLC	(1,559,043	)*
(12,761)	Medtronic PLC	(968,815)
(2,829)	ResMed, Inc.	(160,404)
(1,532)	Stryker Corp.	(151,898)
(5,421)	Varian Medical Systems, Inc.	(418,122	)*
(10,464)	Zimmer Biomet Holdings, Inc.	(1,038,657)
		(9,462,487)
Health Care Providers & Services (0.8%)
(17,450)	AmerisourceBergen Corp.	(1,562,822)
(8,866)	Anthem, Inc.	(1,156,924)
(17,305)	Cardinal Health, Inc.	(1,408,108)
(45,889)	Centene Corp.	(2,847,871	)*
(5,307)	McKesson Corp.	(854,321)
(29,900)	Team Health Holdings, Inc.	(1,222,013	)*
		(9,052,059)
Hotels, Restaurants & Leisure (0.3%)
(2,853)	Buffalo Wild Wings, Inc.	(434,512	)*
(38,300)	Darden Restaurants, Inc.	(2,415,198)
(16,664)	Marriott International, Inc. Class A	(1,021,170)
		(3,870,880)
Household Durables (0.1%)
(20,400)	Lennar Corp. Class A	(859,860)
(12,198)	Newell Rubbermaid Inc.	(473,038)
		(1,332,898)
Household Products (0.0%)
(4,552)	The Clorox Co.	(587,436)

Independent Power & Renewable Electricity Producers (0.0%)
(13,192)	NRG Yield, Inc. Class C	(174,662)

Industrial Conglomerates (0.1%)
(12,795)	Danaher Corp.	(1,108,687)

Insurance (0.4%)
(27,824)	Assicurazioni Generali SpA	(417,770)
(179,930)	Insurance Australia Group Ltd.	(680,557)
(74,291)	Primerica, Inc.	(3,343,838)
		(4,442,165)
Internet Software & Services (0.4%)
(74,103)	Alibaba Group Holding Ltd. ADR	(4,967,124	)*

IT Services (0.5%)
(31,050)	CACI International, Inc. Class A	(2,579,324	)*
(4,514)	Global Payments, Inc.	(266,100)
(11,000)	International Business Machines Corp.	(1,372,690)
(27,027)	iPayment Holdings, Inc.	(189,189	)*N
(23,000)	Leidos Holdings, Inc.	(1,060,760)
		(5,468,063)
Life Sciences Tools & Services (0.2%)
(4,792)	Illumina, Inc.	(756,896	)*
(3,065)	PerkinElmer, Inc.	(148,101)
(10,608)	Waters Corp.	(1,285,796	)*
		(2,190,793)
Machinery (0.7%)
(18,371)	Atlas Copco AB Class A	(393,264)
(28,200)	Deere & Co.	(2,171,682)
(13,461)	Dover Corp.	(786,795)
(9,508)	Lincoln Electric Holdings, Inc.	(506,206)
(16,350)	Parker-Hannifin Corp.	(1,588,566)
(174,300)	The Manitowoc Co., Inc.	(2,743,482)
		(8,189,995)
Media (1.2%)
(24,611)	Charter Communications, Inc. Class A	(4,217,341	)*
(29,200)	Discovery Communications, Inc. Class A	(805,628	)*
(18,300)	John Wiley & Sons, Inc. Class A	(764,940)
(64,663)	New Media Investment Group, Inc.	(1,119,963)
(29,384)	Nexstar Broadcasting Group, Inc. Class A	(1,328,451)
(21,150)	Omnicom Group, Inc.	(1,551,352)
(16,923)	SES SA FDR	(442,494)
(7,700)	The Walt Disney Co.	(737,814)
(35,100)	Twenty-First Century Fox, Inc. Class A	(946,647)
(49,551)	Viacom, Inc. Class B	(2,261,508)
		(14,176,138)
Metals & Mining (0.0%)
(47,884)	Freeport-McMoRan, Inc.	(220,266)

Multiline Retail (0.3%)
(20,400)	Big Lots, Inc.	(791,112)
(453,498)	JC Penney Co., Inc.	(3,292,395	)*
		(4,083,507)
Multi-Utilities (0.3%)
(17,133)	Consolidated Edison, Inc.	(1,188,859)
(42,219)	Public Service Enterprise Group, Inc.	(1,743,644)
(5,032)	TECO Energy, Inc.	(136,468)
		(3,068,971)
Oil, Gas & Consumable Fuels (0.1%)
(76,506)	Cobalt International Energy, Inc.	(289,958	)*
(4,438)	ONEOK, Inc.	(110,550)
(13,801)	Royal Dutch Shell PLC Class B ADR	(609,038)
(1,478)	Targa Resources Corp.	(33,211)
		(1,042,757)
Pharmaceuticals (1.1%)
(29,852)	AbbVie, Inc.	(1,638,875)
(18,520)	GlaxoSmithKline PLC ADR	(764,691)
(12,164)	Johnson & Johnson	(1,270,408)
(17,680)	Merck & Co., Inc.	(895,846)
(11,359)	Novartis AG ADR	(885,661)
(47,721)	Pfizer, Inc.	(1,455,013)
(83,902)	Sanofi ADR	(3,493,679)
(10,686)	Shire PLC ADR	(1,798,454)
(12,965)	Valeant Pharmaceuticals International, Inc.	(1,169,702	)*
		(13,372,329)
Real Estate Investment Trusts (0.5%)
(10,841)	Digital Realty Trust, Inc.	(868,147)
(12,634)	Douglas Emmett, Inc.	(373,714)
(18,501)	Education Realty Trust, Inc.	(723,019)
(27,988)	Gaming and Leisure Properties, Inc.	(729,927)
(23,735)	Hospitality Properties Trust	(559,909)
(58,800)	Host Hotels & Resorts, Inc.	(814,380)
(48,650)	Hudson Pacific Properties, Inc.	(1,236,196)
(5,028)	Sovran Self Storage, Inc.	(566,555)
(8,271)	Sun Communities, Inc.	(550,766)
		(6,422,613)
Road & Rail (0.1%)
(16,711)	Canadian National Railway Co.	(905,989)

Semiconductors & Semiconductor Equipment (0.7%)
(40,076)	Avago Technologies Ltd.	(5,358,562)
(19,065)	Lam Research Corp.	(1,368,676)
(26,500)	NVIDIA Corp.	(776,185)
(20,100)	Texas Instruments, Inc.	(1,063,893)
(7,840)	Xilinx, Inc.	(394,117)
		(8,961,433)
Software (0.4%)
(53,150)	CDK Global, Inc.	(2,341,258)
(41,700)	CommVault Systems, Inc.	(1,564,584	)*
(7,840)	FireEye, Inc.	(110,466	)*
(18,550)	Workday, Inc. Class A	(1,168,835	)*
		(5,185,143)
Specialty Retail (0.9%)
(36,913)	Best Buy Co., Inc.	(1,030,980)
(61,750)	CarMax, Inc.	(2,728,115	)*
(90,400)	Express, Inc.	(1,533,184	)*
(17,400)	Hibbett Sports, Inc.	(559,584	)*
(16,300)	L Brands, Inc.	(1,567,245)
(52,901)	Outerwall, Inc.	(1,788,054)
(6,800)	Signet Jewelers Ltd.	(788,800)
(4,182)	Staples, Inc.	(37,303)
(4,837)	Tractor Supply Co.	(427,156)
		(10,460,421)
Textiles, Apparel & Luxury Goods (0.3%)
(14,325)	Coach, Inc.	(530,741)
(7,685)	lululemon athletica, Inc.	(477,008	)*
(55,950)	Michael Kors Holdings Ltd.	(2,232,405	)*
		(3,240,154)
Thrifts & Mortgage Finance (0.3%)
(172,866)	BofI Holding, Inc.	(2,966,381	)*
(57,900)	Home Capital Group, Inc.	(1,188,667)
		(4,155,048)
Trading Companies & Distributors (0.1%)
(9,634)	Fastenal Co.	(390,755)
(9,347)	MSC Industrial Direct Co., Inc. Class A	(605,779)
(1,990)	WW Grainger, Inc.	(391,413)
		(1,387,947)
Wireless Telecommunication Services (0.0%)
(79,730)	NII Holdings, Inc.	(291,015	)*

Total Common Stocks Sold Short (Proceeds $(188,568,749))		(177,684,053)

Exchange Traded Funds Sold Short (3.8%)
(251,387)	Alerian MLP ETF	(2,614,425)
(60,850)	CurrencyShares Euro Trust	(6,448,274	)*
(77,553)	Energy Select Sector SPDR Fund	(4,516,687)
(30,780)	Health Care Select Sector SPDR Fund	(2,045,947)
(41,235)	iShares Russell 2000 ETF	(4,243,494)
(49,985)	iShares U.S. Real Estate ETF	(3,596,921)
(45,088)	SPDR S&P 500 ETF Trust	(8,741,211)
(35,791)	SPDR S&P MidCap 400 ETF Trust	(8,588,766)
(13,976)	SPDR S&P Oil & Gas Exploration & Production ETF	(398,176)
(79,206)	Utilities Select Sector SPDR Fund	(3,597,536)

Total Exchange Traded Funds Sold Short (Proceeds $(48,311,887))		(44,791,437)

Exchange Traded Notes Sold Short (0.2%)
(65,700)	JPMorgan Alerian MLP Index ETN	(1,685,862)

(Proceeds $(2,290,902))

Master Limited Partnerships Sold Short (0.1%)

Capital Markets (0.0%)
(13,685)	KKR & Co. LP	(186,526)

Gas Utilities (0.0%)
(22,951)	Ferrellgas Partners LP	(365,839)

Oil, Gas & Consumable Fuels (0.1%)
(2,333)	Crestwood Equity Partners LP	(29,769)
(5,674)	Enable Midstream Partners LP	(43,009)
(2,502)	Enbridge Energy Partners LP	(45,686)
(57,515)	Energy Transfer Equity LP	(499,230)
(11,695)	Golar LNG Partners LP	(161,391)
(6,834)	Holly Energy Partners LP	(177,069)
(25,366)	Memorial Production Partners LP	(69,249)
(26,325)	Midcoast Energy Partners LP	(233,503)
(9,305)	ONEOK Partners LP	(254,399)
(2,598)	Targa Resources Partners LP	(35,696)
(4,190)	TC PipeLines LP	(181,176)
		(1,730,177)
Total Master Limited Partnerships Sold Short (Proceeds $(2,973,173))		(2,282,542)

Principal Amount

Corporate Debt Securities Sold Short (1.2%)

Hotels, Restaurants & Leisure (0.1%)
$(1,470,000)	Wynn Las Vegas LLC, 5.50%, due 3/1/25	(1,308,300	)ñ

IT Services (0.2%)
(431,775)	iPayment, Inc., 9.50%, due 12/15/19	(440,411	)ñ
(3,036,000)	Sungard Availability Services Capital, Inc., 8.75%, due 4/1/22	(1,821,600	)ñ
		(2,262,011)
Metals & Mining (0.0%)
(230,000)	Cliffs Natural Resources, Inc., 7.75%, due 3/31/20	(40,825	)ñ
(5,000)	Cliffs Natural Resources, Inc., 7.75%, due 3/31/20	(887)
(97,000)	Cliffs Natural Resources, Inc., 6.25%, due 10/1/40	(15,035)
		(56,747)
Multiline Retail (0.1%)
(1,844,000)	Macy's Retail Holdings, Inc., 4.50%, due 12/15/34	(1,559,275)

Oil, Gas & Consumable Fuels (0.1%)
(1,028,000)	SESI LLC, 7.13%, due 12/15/21	(735,020)

Pharmaceuticals (0.3%)
(3,510,000)	Valeant Pharmaceuticals International, 7.00%, due 10/1/20	(3,492,450	)ñ

Specialty Retail (0.3%)
(575,000)	Outerwall, Inc., 6.00%, due 3/15/19	(505,281)
(383,000)	Outerwall, Inc., 5.88%, due 6/15/21	(307,358)
(3,000,000)	Staples, Inc., 4.38%, due 1/12/23	(2,946,003)
		(3,758,642)
Trading Companies & Distributors (0.1%)
(1,434,000)	United Rentals North America, Inc., 7.38%, due 5/15/20	(1,484,190)

Total Corporate Debt Securities Sold Short (Proceeds $(15,526,308))		(14,656,635)

Total Short Positions (Proceeds $(257,671,019))		$(241,100,529)

q  Consolidated
See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Long Short Multi-Manager Fund
(Unaudited) 01/31/16

Number of Shares		Value	†

Long Positions (91.4%)

Common Stocks (56.9%)

Aerospace & Defense (0.9%)
2,645	Honeywell International, Inc.	$272,964	Ø

Airlines (0.2%)
971	Delta Air Lines, Inc.	43,006
723	United Continental Holdings, Inc.	34,906	*£b
		77,912
Auto Components (0.9%)
926	Delphi Automotive PLC	60,135	Ø
3,505	Visteon Corp.	234,414	£b
		294,549
Banks (1.4%)
1,820	ABN AMRO Group NV CVA	37,934	*ñ
20,100	Bank of America Corp.	284,214	Ø
5,200	DBS Group Holdings Ltd.	51,695	Ø
5,900	ING Groep NV CVA	67,214	Ø
392	Societe Generale SA	14,954	Ø
		456,011
Beverages (1.5%)
792	Anheuser-Busch InBev SA	99,607	Ø
696	Carlsberg A/S Class B	58,678	Ø
6,599	Davide Campari-Milano SpA	57,888	Ø
829	Molson Coors Brewing Co. Class B	75,008
4,200	The Coca-Cola Co.	180,264	Ø
		471,445
Biotechnology (1.6%)
289	Actelion Ltd.	38,084	*Ø
735	Biogen, Inc.	200,699	*
7,641	Cepheid	225,028	*Ø
324	United Therapeutics Corp.	39,910	*Ø
		503,721
Capital Markets (1.4%)
2,388	Azimut Holding SpA	50,283	Ø
35	Intertrust NV	661	*ñ
39,075	WL Ross Holding Corp.	391,922	*£b
		442,866
Chemicals (1.4%)
2,530	Air Products & Chemicals, Inc.	320,576	Ø
7,280	Axiall Corp.	130,531	Ø
		451,107
Commercial Services & Supplies (1.2%)
38,518	Spotless Group Holdings Ltd.	28,777	Ø
10,200	Tyco International PLC	350,778	Ø
		379,555
Communications Equipment (0.4%)
2,500	QUALCOMM, Inc.	113,350

Construction Materials (0.2%)
817	HeidelbergCement AG	60,183	Ø
284	LafargeHolcim Ltd.	11,953	*Ø
		72,136
Consumer Finance (0.7%)
7,637	Synchrony Financial	217,044	*£b

Containers & Packaging (0.3%)
1,948	Berry Plastics Group, Inc.	60,583	*Ø
24,790	Nampak Ltd.	30,651	Ø
		91,234
Diversified Consumer Services (0.2%)
2,136	Service Corp. International	51,670	Ø

Diversified Financial Services (1.2%)
38,300	Pace Holdings Corp.	383,000	*£b

Electric Utilities (1.3%)
1,320	Avangrid, Inc.	50,754	*Ø
1,046	Edison International	64,643	Ø
1,534	Exelon Corp.	45,360	Ø
2	FirstEnergy Corp.	66
1,424	ITC Holdings Corp.	56,818	Ø
1,550	NextEra Energy, Inc.	173,150	Ø
926	The Empire District Electric Co.	27,169
		417,960
Energy Equipment & Services (0.2%)
1,085	Halliburton Co.	34,492	Ø
570	Schlumberger Ltd.	41,194
		75,686
Food & Staples Retailing (0.8%)
1,138	CVS Health Corp.	109,919	Ø
1,400	Magnit PJSC GDR	54,945	Ø
17,130	Wal-Mart de Mexico SAB de CV	43,048	Ø
3,208	X5 Retail Group NV GDR	59,348	*Ø
		267,260
Food Products (0.9%)
538	Kellogg Co.	39,511	Ø
4,810	Mondelez International, Inc. Class A	207,311	Ø
345	The JM Smucker Co.	44,270	Ø
		291,092
Gas Utilities (0.5%)
562	Atmos Energy Corp.	38,902	Ø
17,290	Snam SpA	97,012	Ø
146	The Laclede Group, Inc.	9,335
		145,249
Health Care Equipment & Supplies (5.1%)
1,910	ABIOMED, Inc.	162,980	*
4,776	Alere, Inc.	177,667	*
1,743	CR Bard, Inc.	319,440	Ø
3,159	Edwards Lifesciences Corp.	247,065	*
367	Intuitive Surgical, Inc.	198,492	*
2,792	Nevro Corp.	172,518	*Ø
1,396	The Cooper Cos., Inc.	183,086	Ø
7,714	Wright Medical Group NV	153,894	*Ø
		1,615,142
Health Care Providers & Services (1.1%)
3,591	Brookdale Senior Living, Inc.	58,462	*Ø
2,004	Capital Senior Living Corp.	36,733	*Ø
654	Laboratory Corp. of America Holdings	73,477	*Ø
2,099	Quest Diagnostics, Inc.	137,841
11,111	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	21,525
6,257	Sinopharm Group Co. Ltd. Class H	22,226
		350,264
Hotels, Restaurants & Leisure (1.0%)
11,141	Ainsworth Game Technology Ltd.	17,657	Ø
12,175	Bloomin' Brands, Inc.	215,011	Ø
1,652	Extended Stay America, Inc.	21,162	Ø
3,341	Hilton Worldwide Holdings, Inc.	59,503	Ø
		313,333
Household Durables (0.6%)
1,050	Mohawk Industries, Inc.	174,730	*£b

Independent Power & Renewable Electricity Producers (1.0%)
474	8Point3 Energy Partners LP	7,797
23	Abengoa Yield PLC	390
4,136	Calpine Corp.	63,322	*
2,515	Dynegy, Inc.	29,778	*Ø
2,700	NextEra Energy Partners LP	72,873	Ø
3,859	NRG Yield, Inc. Class A	47,852	Ø
5,498	Pattern Energy Group, Inc.	104,187	Ø
		326,199
Industrial Conglomerates (0.8%)
2,955	Danaher Corp.	256,051	Ø

Insurance (0.8%)
31,302	AIA Group Ltd.	174,022
1,100	NN Group NV	37,267	Ø
785	Sampo OYJ Class A	38,013
		249,302

Internet & Catalog Retail (0.5%)
123	Amazon.com, Inc.	72,201	*Ø
4,369	Groupon, Inc.	11,884	*Ø
69	The Priceline Group, Inc.	73,483	*Ø
		157,568
Internet Software & Services (3.1%)
688	Akamai Technologies, Inc.	31,387	*Ø
1,853	Alibaba Group Holding Ltd. ADR	124,207	*Ø
475	Alphabet, Inc. Class A	361,641	*Ø
2	Alphabet, Inc. Class C	1,486	*
339	Baidu, Inc. ADR	55,349	*Ø
1,907	eBay, Inc.	44,738	*
1,568	Facebook, Inc. Class A	175,945	*Ø
195	LinkedIn Corp. Class A	38,592	*Ø
1,117	Mail.Ru Group Ltd. GDR	24,318	*Ø
420	MercadoLibre, Inc.	41,261	Ø
3,982	Tencent Holdings Ltd.	74,809
1,217	Yandex NV Class A	16,332	*Ø
		990,065
IT Services (2.3%)
5,055	Computer Sciences Corp.	162,114	Ø
16,325	CSRA, Inc.	437,183
643	InterXion Holding NV	20,197	*
1,907	PayPal Holdings, Inc.	68,919	*Ø
858	Vantiv, Inc. Class A	40,369	*
		728,782
Life Sciences Tools & Services (0.7%)
2,000	Agilent Technologies, Inc.	75,300
2,184	Gerresheimer AG	155,173	Ø
		230,473
Machinery (0.8%)
31,350	Mueller Water Products, Inc. Class A	257,383	Ø

Media (2.9%)
4,443	CBS Corp. Class B	211,042	Ø
1,934	Liberty Global PLC Series C	64,422	*Ø
96	Liberty Global PLC LiLAC Series C	3,538	*
457	RTL Group SA	36,842	Ø
3,348	Stroeer SE	197,028	Ø
3,400	Time Warner, Inc.	239,496	£b
891	Viacom, Inc. Class B	40,665
3,479	Wolters Kluwer NV	118,472	Ø
		911,505
Multiline Retail (0.1%)
3,400	Europris ASA	16,253	*ñØ

Multi-Utilities (2.8%)
8,850	Black Hills Corp.	436,128
883	CMS Energy Corp.	34,331	Ø
1,179	Dominion Resources, Inc.	85,089	Ø
817	DTE Energy Co.	69,453	Ø
240	NiSource, Inc.	5,043
1,286	PG&E Corp.	70,614	Ø
297	SCANA Corp.	18,696	Ø
1,763	Sempra Energy	167,044	Ø
		886,398
Oil, Gas & Consumable Fuels (1.5%)
7,288	Cheniere Energy Partners LP Holdings LLC	108,810	Ø
3,454	Columbia Pipeline Group, Inc.	64,072	Ø
2,166	Enbridge, Inc.	74,944	Ø
552	Encana Corp.	2,412
1,203	EQT GP Holdings LP	25,985	Ø
674	Golar LNG Ltd.	12,550
1,842	Kinder Morgan, Inc.	30,301	Ø
558	Phillips 66	44,724	Ø
250	Pioneer Natural Resources Co.	30,987
2,280	SemGroup Corp. Class A	50,479
237	Teekay Corp.	1,623
1,270	TransCanada Corp.	43,891	Ø
		490,778
Pharmaceuticals (3.9%)
1,632	Allergan PLC	464,190	*Ø
3,306	Endo International PLC	183,384	*
4,775	Impax Laboratories, Inc.	178,919	*Ø
457	Novartis AG	35,405
1,879	Teva Pharmaceutical Industries Ltd. ADR	115,521	Ø
5,800	Zoetis, Inc.	249,690	£b
		1,227,109
Professional Services (0.4%)
1,250	HIS, Inc. Class A	130,775	*

Real Estate Investment Trusts (1.8%)
1,472	Apollo Commercial Real Estate Finance, Inc.	23,405
938	Blackstone Mortgage Trust, Inc. Class A	23,244
1,345	CyrusOne, Inc.	49,563	Ø
863	Equinix, Inc.	268,022	Ø
98	Essex Property Trust, Inc.	20,885
365	Kilroy Realty Corp.	20,393
5,775	Mack-Cali Realty Corp.	120,062
2,279	STAG Industrial, Inc.	38,583	Ø
		564,157
Real Estate Management & Development (0.6%)
5,360	Kennedy Wilson Europe Real Estate PLC	85,486
1,223	LEG Immobilien AG	99,274	*Ø
		184,760
Road & Rail (0.1%)
606	Union Pacific Corp.	43,632	Ø

Semiconductors & Semiconductor Equipment (1.8%)
6,350	Broadcom Corp. Class A	347,154	Ø
2,350	NXP Semiconductors NV	175,733	*£b
2,322	SunPower Corp.	59,072	*Ø
		581,959
Software (1.2%)
4,400	Oracle Corp.	159,764
2,925	PTC, Inc.	86,609	*£b
3,300	Verint Systems, Inc.	120,813	*£b
		367,186
Specialty Retail (0.8%)
7,919	Hennes & Mauritz AB Class B	259,325	Ø

Technology Hardware, Storage & Peripherals (0.2%)
135	Samsung Electronics Co. Ltd. GDR	64,060	Ø

Textiles, Apparel & Luxury Goods (2.2%)
6,700	Coach, Inc.	248,235
1,657	Michael Kors Holdings Ltd.	66,114	*Ø
2,480	PVH Corp.	181,982	£b
6,250	Steven Madden Ltd.	201,813	*£b
		698,144
Tobacco (0.2%)
1,700	Japan Tobacco, Inc.	66,578

Trading Companies & Distributors (0.6%)
3,937	Brenntag AG	193,179	Ø

Transportation Infrastructure (0.3%)
1,308	Macquarie Infrastructure Corp.	87,714	Ø

Water Utilities (0.5%)
2,325	American Water Works Co., Inc.	150,916	Ø

Total Common Stocks (Cost $18,720,098)		18,049,531

Business Development Companies (0.2%)
3,959	Solar Capital Ltd. (Cost $77,132)	64,215	Ø

Exchange Traded Funds (0.4%)
6,453	iShares MSCI Brazil Capped ETF	127,963	Ø
	(Cost $133,683)

Closed-End Funds (0.2%)
2,609	AP Alternative Assets LP (Cost $82,125)	73,835	*Ø

Master Limited Partnerships (4.8%)

Capital Markets (0.4%)
3,774	Apollo Global Management LLC, Class A	51,251	Ø
2,070	The Blackstone Group LP	54,379	Ø
		105,630
Oil, Gas & Consumable Fuels (4.4%)
2,453	Antero Midstream Partners LP	48,717	Ø
10,583	Boardwalk Pipeline Partners LP	115,461	Ø
803	Buckeye Partners LP	46,767	Ø
7,703	Cheniere Energy Partners LP	182,638	Ø
65	Columbia Pipeline Partners LP	994
848	Delek Logistics Partners LP	23,820
1,385	Dominion Midstream Partners LP	38,641	Ø
7,304	Energy Transfer Equity LP	63,399	Ø
3,163	Energy Transfer Partners LP	94,068	Ø
4,316	Enterprise Products Partners LP	103,196	Ø
983	EQT Midstream Partners LP	66,913
46	Magellan Midstream Partners LP	2,955
1,795	MPLX LP	55,232
3,390	NuStar GP Holdings LLC	54,748
554	Phillips 66 Partners LP	31,401
234	Plains All American Pipeline LP	4,940
566	Rice Midstream Partners LP	6,107
1,176	Rose Rock Midstream LP	12,912	Ø
247	Spectra Energy Partners LP	10,352
2,816	Sunoco Logistics Partners LP	62,712
6,144	Sunoco LP	208,957	Ø
928	Tesoro Logistics LP	41,138	Ø
1,145	Valero Energy Partners LP	50,815	Ø
59	Western Gas Equity Partners LP	1,595
2,906	Western Refining Logistics LP	70,296	Ø
		1,398,774
Total Master Limited Partnerships (Cost $1,698,925)		1,504,404

Number of Contracts

Purchased Options (0.0%)

Call Options (0.0%)
7	Plains GP Holdings LP, Feb 2016 @ 20		–f
1	Plains GP Holdings LP, Feb 2016 @ 21		–f

Put Options (0.0%)
7	United Continental Holdings, Inc., Feb 2016 @ 55	4,746

Total Purchased Options (Cost $2,994)		4,746

Number of Shares

Short-Term Investments (28.9%)
9,158,149	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio Institutional Class, 0.15%	9,158,149	Ø≤
	(Cost $9,158,149)

Total Long Positions (91.4%) (Cost $29,873,106)		28,982,843	##

Cash, receivables and other assets, less liabilities (36.2%)		11,466,686	±†††Ø

Short Positions (see summary below) ((27.6)%)		(8,735,947)

Total Net Assets (100.0%)		31,713,582

Short Positions ((27.6)%)£ØØ

Common Stocks Sold Short (22.4%)

Aerospace & Defense (0.4%)
(780)	L-3 Communications Holdings, Inc.	(91,135)
(140)	TransDigm Group, Inc.	(31,462)	*
		(122,597)
Air Freight & Logistics (0.4%)
(295)	CH Robinson Worldwide, Inc.	(19,107)
(18,425)	Royal Mail PLC	(121,133)
		(140,240)
Airlines (0.3%)
(6,975)	Deutsche Lufthansa AG	(102,279)	*

Auto Components (0.3%)
(7,300)	Dana Holding Corp.	(86,797)

Automobiles (0.2%)
(467)	Harley-Davidson, Inc.	(18,680)
(1,750)	Tata Motors Ltd. ADR	(43,715)	*
		(62,395)
Banks (1.2%)
(3,750)	Canadian Western Bank	(61,460)
(660)	Commonwealth Bank of Australia	(37,307)
(1,000)	Cullen/Frost Bankers, Inc.	(47,860)
(6,400)	Huntington Bancshares, Inc.	(54,912)
(2,200)	National Bank of Canada	(62,770)
(1,900)	PacWest Bancorp	(69,749)
(3,087)	Svenska Handelsbanken AB Class A	(38,842)
		(372,900)
Biotechnology (0.4%)
(638)	ACADIA Pharmaceuticals, Inc.	(13,200)	*
(653)	Amgen, Inc.	(99,733)
(112)	Intercept Pharmaceuticals, Inc.	(11,898)	*
		(124,831)
Building Products (0.2%)
(558)	AO Smith Corp.	(38,976)
(4,500)	Builders FirstSource, Inc.	(36,135)	*
		(75,111)
Chemicals (1.2%)
(279)	BASF SE	(18,596)
(1,450)	Celanese Corp. Series A	(92,321)
(2,450)	FMC Corp.	(87,514)
(625)	Praxair, Inc.	(62,500)
(500)	Solvay SA	(41,422)
(1,600)	The Dow Chemical Co.	(67,200)
		(369,553)
Commercial Services & Supplies (0.2%)
(579)	Stericycle, Inc.	(69,683)	*

Diversified Consumer Services (0.2%)
(2,475)	Service Corp. International	(59,870)

Electric Utilities (0.5%)
(1,313)	Duke Energy Corp.	(98,869)
(213)	Pepco Holdings, Inc.	(5,683)
(903)	The Southern Co.	(44,175)
(244)	Xcel Energy, Inc.	(9,325)
		(158,052)
Electrical Equipment (0.1%)
(1,806)	ABB Ltd.	(31,208)	*

Electronic Equipment, Instruments & Components (0.2%)
(804)	Hexagon AB Class B	(26,810)
(100)	Keyence Corp.	(47,189)
		(73,999)
Energy Equipment & Services (0.1%)
(1,311)	TGS Nopec Geophysical Co. ASA	(18,999)

Food & Staples Retailing (0.5%)
(850)	CVS Health Corp.	(82,101)
(930)	Walgreens Boots Alliance, Inc.	(74,140)
		(156,241)
Food Products (0.8%)
(1,655)	B&G Foods, Inc.	(60,275)
(794)	Nestle SA	(58,496)
(2,350)	Pinnacle Foods, Inc.	(100,792)
(1,150)	The Hain Celestial Group, Inc.	(41,837)	*
		(261,400)
Gas Utilities (0.4%)
(374)	AGL Resources, Inc.	(23,772)
(1,100)	National Fuel Gas Co.	(49,863)
(564)	Piedmont Natural Gas Co., Inc.	(33,411)
(242)	Questar Corp.	(4,934)
		(111,980)
Health Care Equipment & Supplies (1.6%)
(271)	Baxter International, Inc.	(9,919)
(384)	Becton Dickinson and Co.	(55,822)
(339)	Coloplast A/S Class B	(27,831)
(1,595)	DENTSPLY International, Inc.	(93,929)
(1,925)	Getinge AB Class B	(42,401)
(1,600)	LivaNova PLC	(89,568)	*
(863)	Medtronic PLC	(65,519)
(192)	ResMed, Inc.	(10,886)
(104)	Stryker Corp.	(10,312)
(229)	Varian Medical Systems, Inc.	(17,663)	*
(708)	Zimmer Biomet Holdings, Inc.	(70,276)
		(494,126)
Health Care Providers & Services (1.0%)
(975)	AmerisourceBergen Corp.	(87,321)
(1,171)	Cardinal Health, Inc.	(95,284)
(359)	McKesson Corp.	(57,792)
(1,700)	Team Health Holdings, Inc.	(69,479)	*
		(309,876)
Hotels, Restaurants & Leisure (0.5%)
(125)	Buffalo Wild Wings, Inc.	(19,037)	*
(2,150)	Darden Restaurants, Inc.	(135,579)
		(154,616)
Household Products (0.1%)
(258)	The Clorox Co.	(33,295)

Independent Power & Renewable Electricity Producers (0.0%)
(1,177)	NRG Yield, Inc. Class C	(15,583)

Industrial Conglomerates (0.2%)
(866)	Danaher Corp.	(75,039)

Insurance (0.2%)
(1,223)	Assicurazioni Generali SpA	(18,363)
(7,577)	Insurance Australia Group Ltd.	(28,659)
		(47,022)

IT Services (0.9%)
(1,775)	CACI International, Inc. Class A	(147,449)	*
(625)	International Business Machines Corp.	(77,994)
(1,300)	Leidos Holdings, Inc.	(59,956)
		(285,399)
Life Sciences Tools & Services (0.4%)
(202)	Illumina, Inc.	(31,906)	*
(207)	PerkinElmer, Inc.	(10,002)
(718)	Waters Corp.	(87,029)	*
		(128,937)
Machinery (1.4%)
(807)	Atlas Copco AB Class A	(17,275)
(1,600)	Deere & Co.	(123,216)
(678)	Dover Corp.	(39,629)
(542)	Lincoln Electric Holdings, Inc.	(28,856)
(925)	Parker-Hannifin Corp.	(89,873)
(9,850)	The Manitowoc Co., Inc.	(155,039)
		(453,888)
Media (0.9%)
(1,650)	Discovery Communications, Inc. Class A	(45,524)	*
(1,050)	John Wiley & Sons, Inc. Class A	(43,890)
(1,200)	Omnicom Group, Inc.	(88,020)
(450)	The Walt Disney Co.	(43,119)
(2,000)	Twenty-First Century Fox, Inc. Class A	(53,940)
		(274,493)
Multiline Retail (0.1%)
(1,200)	Big Lots, Inc.	(46,536)

Multi-Utilities (0.7%)
(1,360)	Consolidated Edison, Inc.	(94,370)
(2,472)	Public Service Enterprise Group, Inc.	(102,094)
(405)	TECO Energy, Inc.	(10,984)
		(207,448)
Oil, Gas & Consumable Fuels (0.0%)
(322)	ONEOK, Inc.	(8,021)
(121)	Targa Resources Corp.	(2,719)
		(10,740)
Pharmaceuticals (2.2%)
(1,664)	AbbVie, Inc.	(91,354)
(1,254)	GlaxoSmithKline PLC ADR	(51,778)
(823)	Johnson & Johnson	(85,954)
(1,197)	Merck & Co., Inc.	(60,652)
(769)	Novartis AG ADR	(59,959)
(2,160)	Pfizer, Inc.	(65,858)
(5,075)	Sanofi ADR	(211,323)
(878)	Valeant Pharmaceuticals International, Inc.	(79,213)	*
		(706,091)
Real Estate Investment Trusts (1.0%)
(619)	Digital Realty Trust, Inc.	(49,570)
(720)	Douglas Emmett, Inc.	(21,298)
(1,051)	Education Realty Trust, Inc.	(41,073)
(1,353)	Hospitality Properties Trust	(31,917)
(3,300)	Host Hotels & Resorts, Inc.	(45,705)
(2,800)	Hudson Pacific Properties, Inc.	(71,148)
(286)	Sovran Self Storage, Inc.	(32,226)
(471)	Sun Communities, Inc.	(31,364)
		(324,301)
Road & Rail (0.1%)
(735)	Canadian National Railway Co.	(39,848)

Semiconductors & Semiconductor Equipment (0.3%)
(1,500)	NVIDIA Corp.	(43,935)
(1,100)	Texas Instruments, Inc.	(58,223)
		(102,158)
Software (0.9%)
(3,050)	CDK Global, Inc.	(134,353)
(2,350)	CommVault Systems, Inc.	(88,172)	*
(1,125)	Workday, Inc. Class A	(70,886)	*
		(293,411)
Specialty Retail (1.3%)
(3,500)	CarMax, Inc.	(154,630)	*
(5,200)	Express, Inc.	(88,192)	*
(925)	L Brands, Inc.	(88,939)
(375)	Signet Jewelers Ltd.	(43,500)
(276)	Tractor Supply Co.	(24,373)
		(399,634)
Textiles, Apparel & Luxury Goods (0.5%)
(300)	lululemon athletica, Inc.	(18,621)	*
(3,200)	Michael Kors Holdings Ltd.	(127,680)	*
		(146,301)
Thrifts & Mortgage Finance (0.2%)
(3,275)	Home Capital Group, Inc.	(67,235)

Trading Companies & Distributors (0.3%)
(549)	Fastenal Co.	(22,267)
(533)	MSC Industrial Direct Co., Inc. Class A	(34,544)
(113)	WW Grainger, Inc.	(22,226)
		(79,037)
Total Common Stocks Sold Short (Proceeds $(7,350,062))		(7,093,149)

Exchange Traded Funds Sold Short (4.1%)
(24,265)	Alerian MLP ETF	(252,356)
(3,450)	CurrencyShares Euro Trust	(365,596)	*
(5,652)	Energy Select Sector SPDR Fund	(329,172)
(1,248)	SPDR S&P Oil & Gas Exploration & Production ETF	(35,556)
(7,011)	Utilities Select Sector SPDR Fund	(318,440)

Total Exchange Traded Funds Sold Short (Proceeds $(1,303,776))		(1,301,120)

Exchange Traded Notes Sold Short (0.7%)
(8,075)	JPMorgan Alerian MLP Index ETN	(207,204)

	(Proceeds $(224,304))

Master Limited Partnerships Sold Short (0.4%)

Capital Markets (0.0%)
(781)	KKR & Co. LP	(10,645)

Gas Utilities (0.1%)
(2,048)	Ferrellgas Partners LP	(32,645)

Oil, Gas & Consumable Fuels (0.3%)
(208)	Crestwood Equity Partners LP	(2,654)
(455)	Enable Midstream Partners LP	(3,449)
(184)	Enbridge Energy Partners LP	(3,360)
(877)	Golar LNG Partners LP	(12,103)
(543)	Holly Energy Partners LP	(14,069)
(1,357)	Memorial Production Partners LP	(3,705)
(980)	Midcoast Energy Partners LP	(8,693)
(830)	ONEOK Partners LP	(22,692)
(312)	Targa Resources Partners LP	(4,287)
(374)	TC PipeLines LP	(16,172)
		(91,184)
Total Master Limited Partnerships Sold Short (Proceeds $(160,317))		(134,474)

Total Short Positions (Proceeds $(9,038,459))		$(8,735,947)

See Notes to Schedule of Investments

January 31, 2016
Notes to Schedule of Investmentsβ (Unaudited)

†      In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Absolute Return Multi-Manager Fund (“Absolute Return Multi-Manager”) and Neuberger Berman Long Short Multi-Manager Fund (“Long Short Multi-Manager”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, business development companies, closed-end funds, exchange-traded funds, exchange-traded notes, exchange-traded purchased option contracts, exchange-traded written option contracts, master limited partnerships, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments (long and short positions) in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

The value of bank loan obligations is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of financial futures contracts (“financial futures”) is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of commodity futures contracts (“commodity futures”) is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of total return swap contracts (“total return swaps”) is determined by Management by obtaining valuations from independent pricing services using the underlying index and stated London Interbank Offered Rate (“LIBOR”) (Level 2 inputs).

The value of total return swaps on futures contracts is determined by Management by obtaining valuations from independent pricing services based on the settlement price of the underlying futures contract.

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
The value of equity swap contracts (“equity swaps”) is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated LIBOR rate or Federal Funds floating rate (generally Level 2 or Level 3 inputs).

The value of credit default swap contracts (“credit default swaps”) is determined by Management by obtaining valuations from an independent pricing service using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from independent pricing services, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m. Eastern Time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2016:

Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Absolute Return Multi-Manager
Investments:
Common Stocks
Air Freight & Logistics	$938,884	$2,162,318	$—	$3,101,202
Airlines	1,359,517	33,656	—	1,393,173
Banks	5,964,728	4,246,573	—	10,211,301
Beverages	10,579,402	5,132,522	—	15,711,924
Biotechnology	12,004,955	869,087	—	12,874,042
Capital Markets	9,561,906	1,172,560	—	10,734,466
Commercial Services & Supplies	6,599,896	676,490	—	7,276,386
Construction Materials	—	1,018,825	—	1,018,825
Containers & Packaging	1,063,402	697,190	—	1,760,592
Diversified Telecommunication Services	279,403	135,438	—	414,841
Electronic Equipment, Instruments & Components	999,518	653,406	—	1,652,924
Food & Staples Retailing	6,668,218	1,043,309	—	7,711,527
Food Products	26,676,226	109,786	—	26,786,012

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Gas Utilities	$3,052,135	$2,207,853	$ —	$5,259,988
Health Care Equipment & Supplies	25,554,203	—	16,100	25,570,303
Health Care Providers & Services	14,442,969	366,807	—	14,809,776
Hotels, Restaurants & Leisure	8,363,473	420,937	—	8,784,410
Insurance	9,243,007	3,194,260	—	12,437,267
Internet Software & Services	18,830,387	856,671	—	19,687,058
Life Sciences Tools & Services	2,044,436	1,298,292	—	3,342,728
Media	46,914,503	5,843,546	750	52,758,799
Multiline Retail	—	383,522	—	383,522
Oil, Gas & Consumable Fuels	8,658,713	196,726	—	8,855,439
Pharmaceuticals	26,610,116	805,104	—	27,415,220
Real Estate Management & Development	—	3,797,693	—	3,797,693
Specialty Retail	3,733,559	2,168,062	—	5,901,621
Technology Hardware, Storage & Peripherals	14,378,853	530,034	—	14,908,887
Tobacco	—	1,535,219	—	1,535,219
Trading Companies & Distributors	—	1,586,653	—	1,586,653
Other Common Stocks^	218,186,288	—	—	218,186,288
Total Common Stocks	482,708,697	43,142,539	16,850	525,868,086
Business Development Companies	2,265,770	—	—	$2,265,770
Exchange Traded Funds	2,903,310	—	—	2,903,310
Closed-End Funds	—	3,369,122	—	3,369,122
Master Limited Partnerships^	18,722,079	—	—	18,722,079
Rights
Biotechnology	—	—	116,493	116,493
Food & Staples Retailing	—	—	44,800	44,800
Health Care Providers & Services	153	—	—	153
Pharmaceuticals	—	—	0Z	0Z
Wireless Telecommunication Services	—	—	189,000	189,000
Total Rights	153	—	350,293	350,446
Warrants
Diversified Financial Services	60,085	—	—	60,085
Insurance	—	—	0Z	0Z
Total Warrants	60,085	—	—	60,085
Bank Loan Obligations
Advertising	—	2,898,339	1,433,700	4,332,039
Commercial Services & Supplies	—	8,698,783	2,566,778	11,265,561
Diversified Financial Services	—	1,930,919	2,592,900	4,523,819
Electronic Equipment, Instruments & Components	—	761,434	672,210	1,433,644
Food Products	—	1,571,940	—	1,571,940
Health Care Providers & Services	—	2,381,945	1,475,915	3,857,860
Internet Software & Services	—	10,511,667	928,315	11,439,982
Oil, Gas & Consumable Fuels	—	956,456	33,345	989,801
Professional Services	—	—	2,491,470	2,491,470
Software	—	4,048,154	453,750	4,501,904
Other Bank Loan Obligations^	—	54,633,174	—	54,633,174
Total Bank Loan Obligations	—	88,392,811	12,648,383	101,041,194
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	—	1,075,970	—	1,075,970
Collateralized Mortgage Obligations	—	15,430,013	—	15,430,013
Commercial Mortgage-Backed Securities	—	59,761,218	—	59,761,218

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Corporate Debt Securities
Banks	$ —	$ —	$15,547,500	$15,547,500
Capital Markets	—	—	5,750,000	5,750,000
Chemicals	—	348,975	61	349,036
Other Corporate Debt Securities^	—	37,965,468	—	37,965,468
Total Corporate Debt Securities	—	38,314,443	21,297,561	59,612,004
Asset-Backed Securities	—	68,331,106	—	68,331,106
Purchased Options	6,063,763	—	4,076	6,067,839
Short-Term Investments	56,080,077	226,608,800	—	282,688,877
Total Long Positions	$568,803,934	$544,426,022	$34,317,163	$1,147,547,119
Long Short Multi-Manager
Investments:
Common Stocks
Banks	$284,214	$171,797	$—	$456,011
Beverages	255,272	216,173	—	471,445
Biotechnology	465,637	38,084	—	503,721
Capital Markets	391,922	50,944	—	442,866
Commercial Services & Supplies	350,778	28,777	—	379,555
Construction Materials	—	72,136	—	72,136
Containers & Packaging	60,583	30,651	—	91,234
Food & Staples Retailing	152,967	114,293	—	267,260
Gas Utilities	48,237	97,012	—	145,249
Health Care Providers & Services	306,513	43,751	—	350,264
Hotels, Restaurants & Leisure	295,676	17,657	—	313,333
Insurance	—	249,302	—	249,302
Internet Software & Services	890,938	99,127	—	990,065
Life Sciences Tools & Services	75,300	155,173	—	230,473
Media	559,163	352,342	—	911,505
Multiline Retail	—	16,253	—	16,253
Pharmaceuticals	1,191,704	35,405	—	1,227,109
Real Estate Management & Development	—	184,760	—	184,760
Specialty Retail	—	259,325	—	259,325
Technology Hardware, Storage & Peripherals	—	64,060	—	64,060
Tobacco	—	66,578	—	66,578
Trading Companies & Distributors	—	193,179	—	193,179
Other Common Stocks^	10,163,848	—	—	10,163,848
Total Common Stocks	15,492,752	2,556,779	—	18,049,531
Business Development Companies	64,215	—	—	64,215
Exchange Traded Funds	127,963	—	—	127,963
Closed-End Funds	—	73,835	—	73,835
Master Limited Partnerships^	1,504,404	—	—	1,504,404
Purchased Options	4,746	—	0Z	4,746
Short-Term Investments	—	9,158,149	—	9,158,149
Total Long Positions	$17,194,080	$11,788,763	$—	$28,982,843

^ The Schedule of Investments provides information on the industry categorization for the portfolio. z A zero balance reflects actual amounts rounding to less than $1.
β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)

§The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value: Absolute Return Multi-Manager

	Beginning balance as of 11/1/15	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/16	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/16
Investment in Securities:
Common Stocks‡
Health Care Equipment & Supplies	$16,100	$—	$—	$—	$—	$—	$—	$16,100	$—
Media	750	—	—	—	—	—	—	750	—
Rights‡
Biotechnology	3,505	—	44,788	—	—	68,200	—	116,493	44,788
Food & Staples Retailing	44,800	—	—	—	—	—	—	44,800	—
Life Sciences Tools & Services	14,655	—	345	—	(15,000)	—	—	—	—
Pharmaceuticals	—	—	—	—	—	—	—	—	—
Wireless Telecommunication Services	222,000	—	(33,000)	—	—	—	—	189,000	(33,000)
Warrants‡
Insurance	—	—	—	—	—	—	—	—	—
Bank Loan Obligations Ω
Advertising	—	159	(139,547)	—	—	1,573,088	—	1,433,700	(139,547)
Commercial Services & Supplies	448,104	1,028	(125,022)	—	(3,171)	2,245,839	—	2,566,778	(125,051)
Diversified Financial Services	2,866,595	746	(274,441)	—	—	—	—	2,592,900	(274,441)
Electronic Equipment, Instruments & Components	289,125	134	(10,539)	10	—	682,605	(289,125)	672,210	(10,529)
Food Products	1,842,947	4,228	12,083	4,812	(1,864,070)	—	—	—	—
Health Care Providers & Services	—	1,106	(39,004)	—	(5,755)	1,519,568	—	1,475,915	(39,096)
Household Products	376,200	268	(12,123)	—	(364,345)	—	—	—	—
Independent Power & Renewable Electricity Producers	687,060	308	(14,201)	—	(673,167)	—	—	—	—
Insurance	770,829	127	(6,455)	—	(415,585)	—	(348,916)	—	—
Internet Software & Services	—	286	(47,210)	—	(1,126)	976,365	—	928,315	(47,219)
Oil, Gas & Consumable Fuels	—	47	(398)	—	—	33,696	—	33,345	(398)
Professional Services	2,652,210	2,225	(162,965)	—	—	—	—	2,491,470	(162,965)
Software	—	202	(75,827)	—	—	529,375	—	453,750	(75,827)
Corporate Debt Securities Ω
Banks	18,557,500	59,022	(3,069,022)	—	—	—	—	15,547,500	(3,069,022)
Capital Markets	6,200,000	25,346	(475,346)	—	—	—	—	5,750,000	(475,346)
Chemicals	766	—	(705)	—	—	—	—	61	(705)
Purchased Options	—	—	(61,248)	16,748	(4,684)	53,260	—	4,076	(36,911)
Total	$34,993,146	$95,232	$(4,489,837)	$21,570	$(3,346,903)	$7,681,996	$(638,041)	$34,317,163	$(4,445,269)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
‡ As of the period ended January 31, 2016, these investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Ω These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

Beginning balance as of 11/1/15	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/16	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/16
Investments in Securities:
Long Short Multi-Manager Fund
Purchased Options $—	$—	$(150)	$—	$—	$150	$—	$—	$(150)
Total $—	$—	$(150)	$—	$—	$150	$—	$—	$(150)

As of the period ended January 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another. Based on beginning of period market values as of November 1, 2015, $638,041 was transferred from Level 3 to Level 2 for Absolute Return Multi-Manager. In addition, $7,628,736 was transferred from Level 2 to Level 3 for Absolute Return Multi-Manager.  In addition, $53,260 and $150 was transferred from Level 1 to Level 3 for Absolute Return Multi-Manager and Long Short Multi-Manager, respectively. Bank loans, contingent value rights and options that transferred in or out of Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3) or the pricing methodology being based on dated inputs by Management (Level 3). In addition, $24,550,826 and $772,966 was transferred from Level 1 to Level 2 for Absolute Return Multi-Manager and Long Short Multi-Manager, respectively. Interactive provided adjusted prices for these securities as of January 31, 2016, as stated in the description of the valuation methods of foreign equity securities in footnote † above.  In addition, $68,458 was transferred from Level 2 to Level 1 for Absolute Return Multi-Manager due to active market activity on recognized exchanges as of January 31, 2016.  As of October 31, 2015, these securities had been categorized as Level 2 due to the use of Interactive provided adjusted prices as stated in the description of the valuation methods of foreign equity securities in footnote † above.

The Absolute Return Multi-Manager Fund invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd., (the “Subsidiary”) a wholly-owned subsidiary of the Fund, which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the Subsidiary with the intent that the Fund will remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

As of January 31, 2016, the value of the Fund’s investment in the Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$65,514,554	5.4%

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2016:

Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Absolute Return Multi-Manager
Forward contracts (unrealized appreciation)	$—	$1,578,136	$—	$1,578,136
Financial Futures (unrealized appreciation)	2,884,871	—	—	2,884,871
Swap contracts	—	7,025,777	171,717	7,197,494
Total	$2,884,871	$8,603,913	$171,717	$11,660,501

Long Short Multi-Manager
Forward contracts (unrealized appreciation)	$—	$36,212	$—	$36,212
Financial Futures (unrealized appreciation)	73,996	—	—	73,996
Swap contracts	—	140,235	—	140,235
Total	$73,996	$176,447	$—	$250,443

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
§ The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 11/1/15	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/16	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/16
Investments in Securities:
Equity SwapsΩ
United States	$171,716	$—	$1	$—	$—	$—	$—	$171,717	$1
Total	$171,716	$—	$1	$—	$—	$—	$—	$171,717	$1

Ω These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level, of inputs used to value the Funds’ short investments as of January 31, 2016:

Liability Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Absolute Return Multi-Manager
Investments:
Common Stocks Sold Short
Air Freight & Logistics	$(435,060)	$(2,137,326)	$—	$(2,572,386)
Airlines	(173,700)	(1,817,560)	—	(1,991,260)
Banks	(5,890,314)	(1,732,703)	—	(7,623,017)
Chemicals	(5,915,153)	(1,093,677)	—	(7,008,830)
Electrical Equipment	—	(709,673)	—	(709,673)
Electronic Equipment, Instruments & Components	—	(1,219,755)	—	(1,219,755)
Energy Equipment & Services	(4,681,077)	(432,392)	—	(5,113,469)
Food Products	(3,914,932)	(1,330,745)	—	(5,245,677)
Health Care Equipment & Supplies	(7,841,777)	(1,620,710)	—	(9,462,487)
Insurance	(3,343,838)	(1,098,327)	—	(4,442,165)
IT Services	(5,278,874)	—	(189,189)	(5,468,063)
Machinery	(7,796,731)	(393,264)	—	(8,189,995)
Media	(13,733,644)	(442,494)	—	(14,176,138)
Other Common Stocks Sold Short^	(104,461,138)	—	—	(104,461,138)
Total Common Stocks Sold Short	(163,466,238)	(14,028,626)	(189,189)	(177,684,053)
Exchange Traded Funds Sold Short	(44,791,437)	—	—	(44,791,437)
Exchange Traded Notes Sold Short	(1,685,862)	—	—	(1,685,862)
Master Limited Partnerships Sold Short^	(2,282,542)	—	—	$(2,282,542)
Corporate Debt Securities Sold Short^	—	(14,656,635)	—	(14,656,635)
Total Short Positions	$(212,226,079)	$(28,685,261)	$(189,189)	$(241,100,529)
Long Short Multi-Manager
Investments:
Common Stocks Sold Short
Air Freight & Logistics	$(19,107)	$(121,133)	$—	$(140,240)
Airlines	—	(102,279)	—	(102,279)
Banks	(296,751)	(76,149)	—	(372,900)
Chemicals	(309,535)	(60,018)	—	(369,553)
Electrical Equipment	—	(31,208)	—	(31,208)
Electronic Equipment, Instruments & Components	—	(73,999)	—	(73,999)
Energy Equipment & Services	—	(18,999)	—	(18,999)
Food Products	(202,904)	(58,496)	—	(261,400)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Liability Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Health Care Equipment & Supplies	$(423,894)	$(70,232)	$—	$(494,126)
Insurance	—	(47,022)	—	(47,022)
Machinery	(436,613)	(17,275)	—	(453,888)
Other Common Stocks Sold Short^	(4,727,535)	—	—	(4,727,535)
Total Common Stocks Sold Short	(6,416,339)	(676,810)	—	(7,093,149)
Exchange Traded Funds Sold Short	(1,301,120)	—	—	(1,301,120)
Exchange Traded Notes Sold Short	(207,204)	—	—	(207,204)
Master Limited Partnerships Sold Short^	(134,474)	—	—	(134,474)
Total Short Positions	$(8,059,137)	$(676,810)	$—	$(8,735,947)

^ The Schedule of Investments provides information on the industry categorization for the portfolio.
§ The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 11/1/15	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/16	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/16
Investments in Securities:
Absolute Return Multi-Manager
Common Stocks Sold ShortΩ
IT Services	$(121,622)	$—	$(67,567)	$—	$—	$—	$—	$(189,189)	$(67,567)
Total	$(121,622)	$—	$(67,567)	$—	$—	$—	$—	$(189,189)	$(67,567)

Ω These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended January 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another. Based on beginning of period market values as of November 1, 2015, ($12,043,229) and ($533,977) was transferred from Level 1 to Level 2 for Absolute Return Multi-Manager and Long Short Multi-Manager, respectively. Interactive provided adjusted prices for these securities as of January 31, 2016, as stated in the description of the valuation methods of foreign equity securities in footnote † above.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2016:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Absolute Return Multi-Manager
Forward contracts (unrealized depreciation)	$—	$(3,823,701)	$—	$(3,823,701)
Financial Futures (unrealized depreciation)	(1,227,930)	—	—	(1,227,930)
Swap contracts	—	(10,481,518)	—	(10,481,518)
Options written	(966,088)	—	—	(966,088)
Total	$(2,194,018)	$(14,305,219)	$—	$(16,499,237)

Long Short Multi-Manager
Forward contracts (unrealized depreciation)	$—	$(169,523)	$—	$(169,523)
Swap contracts	—	(424,063)	—	(424,063)
Options written	(1,960)	—	—	(1,960)
Total	$(1,960)	$(593,586)	$—	$(595,546)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)

##	At January 31, 2016, selected Fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Absolute Return Multi-Manager	$1,219,103,644	$13,868,234	$(85,424,759)	$(71,556,525)
Long Short Multi-Manager	29,873,106	503,089	(1,393,352)	(890,263)

±	At January 31, 2016, outstanding call and put options written were as follows: Absolute Return Multi-Manager

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Fairchild Semiconductor International, Inc., Call	57	$20	February 2016	$(6,555)
iShares Russell 2000 ETF, Put	780	81	March 2016	(21,060)
iShares Russell 2000 ETF, Put	392	85	March 2016	(19,208)
iShares Russell 2000 ETF, Put	588	81	May 2016	(45,276)
Monsanto Co., Put	260	105	January 2017	(486,200)
Pfizer, Inc., Put	991	30	March 2016	(95,136)
Rite Aid Corp., Call	1,964	8	April 2016	(31,424)
SunEdison, Inc., Call	400	5	February 2016	(2,000)
Time Warner, Inc., Call	173	82.5	April 2016	(12,975)
Time Warner, Inc., Call	167	90	April 2016	(5,678)
Time Warner, Inc., Put	173	60	April 2016	(19,895)
Time Warner, Inc., Put	167	65	April 2016	(39,078)
United Continental Holdings, Inc., Call	125	65	February 2016	(125)
United Continental Holdings, Inc., Put	125	50	February 2016	(34,875)
Valeant Pharmaceuticals International, Inc., Put	108	70	January 2017	(139,428)
XPO Logistics, Inc., Call	205	26	February 2016	(7,175)
Total				$(966,088)
Long Short Multi-Manager
Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
United Continental Holdings, Inc., Call	7	$65	February 2016	$(7)
United Continental Holdings, Inc., Put	7	50	February 2016	(1,953)
Total				$(1,960)

*	Security did not produce income during the last twelve months.
^^	All or a portion of this security has not settled as of January 31, 2016 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
≠	Security had an event of default.
£
At January 31, 2016, Absolute Return Multi-Manager had pledged securities in the amount of $31,521,889 to cover collateral requirements for borrowing in connection with securities sold short and option contracts written. At January 31, 2016, Long Short Multi-Manager had pledged securities in the amount of $2,503,218 to cover collateral requirements for borrowing in connection with securities sold short and option contracts written.

a	Step Bond: Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.
b	All or a portion of this security has been pledged as collateral.
c	Payment-in-kind (“PIK”) security for which part of the income earned may be paid as additional principal.
f	Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
ñ
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors.These securities have been deemed by the investment manager to be liquid. At January 31, 2016, these securities amounted to $144,648,174 of long positions and $(7,103,586) of short positions, or 12.0% and (0.6%), respectively, of net assets for Absolute Return Multi-Manager. At January 31, 2016, these securities amounted to $54,848 of long positions or 0.2% of net assets for Long Short Multi-Manager.

N
These securities have been deemed by the investment manager to be illiquid. At January 31, 2016, these securities amounted to $68,354,628 of long positions and $(189,189) of short positions, or 5.7% and (0.0)%, of net assets for Absolute Return Multi-Manager.

Ø
All or a portion of this security and/or cash is segregated in connection with obligations for securities sold short and/or delayed delivery purchase commitments and/or call and put option contracts written and/or forward contracts and/or futures contracts and/or swap contracts.

ØØ
At January 31, 2016, Absolute Return Multi-Manager had deposited $259,202,639 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short. At January 31, 2016, Long Short Multi-Manager had deposited $8,780,165 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.

y	A portion of this security is held by Neuberger Berman Cayman ARMM Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of Absolute Return Multi-Manager.
μ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2016 and their final maturities.

≤	The rate shown is the annualized seven day yield as of January 31, 2016.

#
These securities have been deemed by the investment manager to be illiquid, and are restricted securities subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors.

At January 31, 2016, these securities amounted to $9,220,619 or 0.8% of net assets for Absolute Return Multi-Manager.

Fund:	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as 1/31/16	Fair Value Percentage of Net Assets as of 1/31/16

Absolute Return Multi-Manager	Corolla Trust, 0.00%, due 8/28/39	8/15/14	$2,289,350	0.1%	$1,746,552	0.1%
Absolute Return Multi-Manager	Emigrant Capital Trust V, 2.16%, due 7/1/37	7/29/15	$6,305,000	0.4%	$5,750,000	0.5%
Absolute Return Multi-Manager	Michael Baker Holdings LLC, 8.88% Cash/9.63% PIK, due 4/15/19	4/4/14	$599,940	0.0%	$223,041	0.0%
Absolute Return Multi-Manager	OZLM XII Ltd., Ser. 2015-12A, Class SUB, due 4/30/27	4/27/15	$904,100	0.1%	$721,408	0.1%
Absolute Return Multi-Manager	Voya CLO Ltd., Ser. 2014-3A, Class SUB, 0.00%, due 7/25/26	4/20/15	$1,605,000	0.1%	$779,618	0.1%
Total			$11,703,390	0.7%	$9,220,619	0.8%

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
††† At January 31, 2016, open forward contracts for each Fund were as follows:

Absolute Return Multi-Manager
Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	1,315,861	$945,015	02/18/16	$(14,405)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	1,959,120	1,405,849	02/18/16	(20,310)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	301,056	216,094	02/18/16	(3,180)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	2,975,874	2,175,304	02/18/16	(70,690)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	108,071	78,305	02/18/16	(1,874)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	32,938	24,026	02/18/16	(731)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	173,922	119,403	02/18/16	3,599
Australian Dollar	J.P. Morgan Chase Bank, N.A.	23,280	16,272	02/18/16	192
Brazilian Real	Merrill Lynch International[y]	138,892	34,309	02/02/16	416
Brazilian Real	Merrill Lynch International[y]	1,508	371	02/02/16	6
Brazilian Real	Merrill Lynch International[y]	106,892	26,288	02/02/16	436
Brazilian Real	Merrill Lynch International[y]	1,987,597	489,978	02/02/16	6,946
Brazilian Real	Merrill Lynch International[y]	7,376	1,771	02/02/16	73
Brazilian Real	Merrill Lynch International[y]	1,580	395	02/02/16	0[z]
Brazilian Real	Merrill Lynch International[y]	11,595	2,859	02/02/16	40
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	732,936	539,005	02/18/16	(15,818)
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	406,426	299,550	02/18/16	(9,433)
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	360,818	249,415	02/18/16	8,145
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	69,119	47,710	02/18/16	1,629
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	18,537	13,101	02/18/16	131
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	1,252,038	888,735	02/18/16	4,999
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	19,543	14,086	02/18/16	(136)
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	160,330	116,476	02/18/16	(2,029)
Chilean Peso	Merrill Lynch International[y]	2,839,246	3,944	03/16/16	18
Chilean Peso	Merrill Lynch International[y]	3,666,017	4,989	03/16/16	127
Chilean Peso	Merrill Lynch International[y]	481,552	673	03/16/16	(1)
Chilean Peso	Merrill Lynch International[y]	1,086,724	1,521	03/16/16	(4)
Chilean Peso	Merrill Lynch International[y]	1,061,395	1,475	03/16/16	6
Chilean Peso	Merrill Lynch International[y]	40,001,248	55,471	03/16/16	350
Chilean Peso	Merrill Lynch International[y]	3,029,996	4,165	03/16/16	63
Chilean Peso	Merrill Lynch International[y]	3,420,706	4,783	03/16/16	(9)
Chilean Peso	Merrill Lynch International[y]	754,767	1,036	03/16/16	17
Chilean Peso	Merrill Lynch International[y]	3,022,542	4,142	03/16/16	76
Chilean Peso	Merrill Lynch International[y]	746,084	1,051	03/16/16	(10)
Chilean Peso	Merrill Lynch International[y]	50,094,140	69,610	03/16/16	296
Czech Koruna	Merrill Lynch International[y]	17,931	733	03/16/16	(13)
Czech Koruna	Merrill Lynch International[y]	22,941	931	03/16/16	(10)
Czech Koruna	Merrill Lynch International[y]	38,772	1,580	03/16/16	(24)
Czech Koruna	Merrill Lynch International[y]	53,786	2,175	03/16/16	(17)
Czech Koruna	Merrill Lynch International[y]	81,310	3,289	03/16/16	(26)
Czech Koruna	Merrill Lynch International[y]	949,066	38,444	03/16/16	(359)
Czech Koruna	Merrill Lynch International[y]	81,942	3,314	03/16/16	(26)
Czech Koruna	Merrill Lynch International[y]	37,981	1,538	03/16/16	(14)
Czech Koruna	Merrill Lynch International[y]	59,408	2,386	03/16/16	(2)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Czech Koruna	Merrill Lynch International[y]	33,896	$1,359	03/16/16	$1
Czech Koruna	Merrill Lynch International[y]	6,846	280	03/16/16	(5)
Czech Koruna	Merrill Lynch International[y]	139,239	5,562	03/16/16	26
Czech Koruna	Merrill Lynch International[y]	180,796	7,288	03/16/16	(33)
Czech Koruna	Merrill Lynch International[y]	76,744	3,090	03/16/16	(10)
Czech Koruna	Merrill Lynch International[y]	6,895	280	03/16/16	(3)
Czech Koruna	Merrill Lynch International[y]	19,063	768	03/16/16	(3)
Czech Koruna	Merrill Lynch International[y]	1,213,928	48,456	03/16/16	258
Czech Koruna	Merrill Lynch International[y]	76,816	3,079	03/16/16	4
Danish Krone	J.P. Morgan Chase Bank, N.A.	29,000	4,211	02/18/16	0[z]
Danish Krone	J.P. Morgan Chase Bank, N.A.	413,357	60,670	02/18/16	(642)
Danish Krone	J.P. Morgan Chase Bank, N.A.	208,110	30,433	02/18/16	(211)
Danish Krone	J.P. Morgan Chase Bank, N.A.	2,683,050	388,527	02/18/16	1,106
Danish Krone	J.P. Morgan Chase Bank, N.A.	8,150,360	1,196,822	02/18/16	(13,225)
Euro	J.P. Morgan Chase Bank, N.A.	887,387	972,648	02/18/16	(10,990)
Euro	J.P. Morgan Chase Bank, N.A.	1,086,216	1,189,200	02/18/16	(12,072)
Euro	J.P. Morgan Chase Bank, N.A.	4,653,887	5,118,931	02/18/16	(75,532)
Euro	J.P. Morgan Chase Bank, N.A.	2,348,510	2,486,008	02/18/16	59,063
Euro	J.P. Morgan Chase Bank, N.A.	1,720,546	1,884,528	02/18/16	(19,979)
Euro	J.P. Morgan Chase Bank, N.A.	1,637,175	1,750,024	02/18/16	24,176
Euro	J.P. Morgan Chase Bank, N.A.	709,055	771,472	02/18/16	(3,072)
Euro	J.P. Morgan Chase Bank, N.A.	1,443,750	1,570,415	02/18/16	(5,829)
Euro	J.P. Morgan Chase Bank, N.A.	4,775,088	5,211,187	02/18/16	(36,443)
Euro	J.P. Morgan Chase Bank, N.A.	438,369	465,453	02/18/16	9,606
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	9,801,532	1,265,079	02/18/16	(5,300)
Hungarian Forint	Merrill Lynch International[y]	442,487	1,516	03/16/16	23
Hungarian Forint	Merrill Lynch International[y]	1,650,000	5,679	03/16/16	59
Hungarian Forint	Merrill Lynch International[y]	330,639	1,145	03/16/16	5
Hungarian Forint	Merrill Lynch International[y]	441,661	1,536	03/16/16	0[z]
Hungarian Forint	Merrill Lynch International[y]	396,297	1,367	03/16/16	11
Hungarian Forint	Merrill Lynch International[y]	520,054	1,803	03/16/16	5
Hungarian Forint	Merrill Lynch International[y]	158,713	548	03/16/16	4
Hungarian Forint	Merrill Lynch International[y]	201,406	697	03/16/16	3
Hungarian Forint	Merrill Lynch International[y]	62,657	217	03/16/16	1
Hungarian Forint	Merrill Lynch International[y]	36,734	127	03/16/16	1
Hungarian Forint	Merrill Lynch International[y]	850,179	2,966	03/16/16	(9)
Hungarian Forint	Merrill Lynch International[y]	680,874	2,359	03/16/16	9
Hungarian Forint	Merrill Lynch International[y]	1,707,171	5,861	03/16/16	76
Hungarian Forint	Merrill Lynch International[y]	12,134,247	41,918	03/16/16	279
Hungarian Forint	Merrill Lynch International[y]	644,690	2,234	03/16/16	8
Hungarian Forint	Merrill Lynch International[y]	1,149,855	3,922	03/16/16	77
Hungarian Forint	Merrill Lynch International[y]	215,694	736	03/16/16	14
Hungarian Forint	Merrill Lynch International[y]	14,825,976	50,632	03/16/16	926
Hungarian Forint	Merrill Lynch International[y]	483,387	1,684	03/16/16	(3)
Indian Rupee	Merrill Lynch International[y]	122,839	1,834	03/16/16	(37)
Indian Rupee	Merrill Lynch International[y]	50,648	748	03/16/16	(7)
Indian Rupee	Merrill Lynch International[y]	205,427	3,060	03/16/16	(55)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Indian Rupee	Merrill Lynch International[y]	94,075	$1,373	03/16/16	$3
Indian Rupee	Merrill Lynch International[y]	105,008	1,558	03/16/16	(22)
Indian Rupee	Merrill Lynch International[y]	24,057	360	03/16/16	(8)
Indian Rupee	Merrill Lynch International[y]	202,722	3,041	03/16/16	(75)
Indian Rupee	Merrill Lynch International[y]	2,784,178	41,350	03/16/16	(617)
Indian Rupee	Merrill Lynch International[y]	33,011	489	03/16/16	(6)
Indian Rupee	Merrill Lynch International[y]	30,397	452	03/16/16	(7)
Indian Rupee	Merrill Lynch International[y]	94,788	1,405	03/16/16	(18)
Indian Rupee	Merrill Lynch International[y]	15,711	229	03/16/16	1
Indian Rupee	Merrill Lynch International[y]	75,746	1,114	03/16/16	(6)
Indian Rupee	Merrill Lynch International[y]	2,122,330	31,627	03/16/16	(577)
Israeli New Shekel	Merrill Lynch International[y]	362	92	03/16/16	0[z]
Israeli New Shekel	Merrill Lynch International[y]	6,300	1,589	03/16/16	3
Israeli New Shekel	Merrill Lynch International[y]	3,423	890	03/16/16	(25)
Israeli New Shekel	Merrill Lynch International[y]	100,415	25,532	03/16/16	(152)
Israeli New Shekel	Merrill Lynch International[y]	2,219	558	03/16/16	3
Israeli New Shekel	Merrill Lynch International[y]	4,224	1,075	03/16/16	(7)
Israeli New Shekel	Merrill Lynch International[y]	1,185	301	03/16/16	(2)
Israeli New Shekel	Merrill Lynch International[y]	5,566	1,421	03/16/16	(14)
Israeli New Shekel	Merrill Lynch International[y]	1,961	507	03/16/16	(11)
Israeli New Shekel	Merrill Lynch International[y]	3,776	971	03/16/16	(17)
Israeli New Shekel	Merrill Lynch International[y]	5,467	1,408	03/16/16	(26)
Israeli New Shekel	Merrill Lynch International[y]	1,666	420	03/16/16	1
Israeli New Shekel	Merrill Lynch International[y]	2,486	635	03/16/16	(7)
Israeli New Shekel	Merrill Lynch International[y]	69,266	17,734	03/16/16	(227)
Israeli New Shekel	Merrill Lynch International[y]	2,045	526	03/16/16	(9)
Israeli New Shekel	Merrill Lynch International[y]	2,372	603	03/16/16	(3)
Israeli New Shekel	Merrill Lynch International[y]	17,764	4,553	03/16/16	(63)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	65,532,360	533,497	02/18/16	7,948
Japanese Yen	J.P. Morgan Chase Bank, N.A.	456,719,667	3,761,000	02/18/16	12,537
Japanese Yen	J.P. Morgan Chase Bank, N.A.	334,241,867	2,810,321	02/18/16	(48,727)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	81,956,466	697,000	02/18/16	(19,854)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	310,800,000	2,657,037	02/18/16	(89,126)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	585,001,882	4,940,669	02/18/16	(107,231)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	183,425,398	1,516,933	02/18/16	(1,425)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	979,616,000	8,000,000	02/18/16	93,843
Japanese Yen	J.P. Morgan Chase Bank, N.A.	262,492,481	2,227,000	02/18/16	(58,219)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	279,000,000	2,390,729	02/18/16	(85,558)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	3,005,600,000	25,000,000	02/18/16	(166,948)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	3,891,000,000	33,101,146	02/18/16	(952,688)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	201,268,478	1,638,504	02/18/16	24,429
Korean Won	Merrill Lynch International[y]	7,664,007	6,445	03/16/16	(111)
Korean Won	Merrill Lynch International[y]	4,644,416	3,920	03/16/16	(81)
Korean Won	Merrill Lynch International[y]	4,221,284	3,512	03/16/16	(23)
Korean Won	Merrill Lynch International[y]	863,347	714	03/16/16	0[z]
Korean Won	Merrill Lynch International[y]	3,143,940	2,696	03/16/16	(98)
Korean Won	Merrill Lynch International[y]	65,127,867	54,863	03/16/16	(1,035)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Korean Won	Merrill Lynch International[y]	6,811,578	$5,765	03/16/16	$(135)
Korean Won	Merrill Lynch International[y]	4,784,388	3,944	03/16/16	10
Korean Won	Merrill Lynch International[y]	794,724	678	03/16/16	(21)
Korean Won	Merrill Lynch International[y]	6,730,941	5,538	03/16/16	25
Korean Won	Merrill Lynch International[y]	84,094,092	70,179	03/16/16	(676)
Korean Won	Merrill Lynch International[y]	1,159,542	981	03/16/16	(23)
Korean Won	Merrill Lynch International[y]	3,628,476	3,019	03/16/16	(20)
Malaysian Ringgit	Merrill Lynch International[y]	18,763	4,316	03/16/16	213
Malaysian Ringgit	Merrill Lynch International[y]	185,664	42,836	03/16/16	1,984
Malaysian Ringgit	Merrill Lynch International[y]	14,442	3,433	03/16/16	53
Malaysian Ringgit	Merrill Lynch International[y]	6,144	1,400	03/16/16	83
Malaysian Ringgit	Merrill Lynch International[y]	20,433	4,757	03/16/16	176
Malaysian Ringgit	Merrill Lynch International[y]	20,116	4,685	03/16/16	171
Malaysian Ringgit	Merrill Lynch International[y]	23,218	5,406	03/16/16	199
Malaysian Ringgit	Merrill Lynch International[y]	25,669	5,971	03/16/16	226
Malaysian Ringgit	Merrill Lynch International[y]	297,075	67,597	03/16/16	4,118
Malaysian Ringgit	Merrill Lynch International[y]	3,918	913	03/16/16	33
Malaysian Ringgit	Merrill Lynch International[y]	46,287	10,675	03/16/16	499
Malaysian Ringgit	Merrill Lynch International[y]	25,109	5,821	03/16/16	241
Malaysian Ringgit	Merrill Lynch International[y]	16,210	3,772	03/16/16	141
Malaysian Ringgit	Merrill Lynch International[y]	1,673	390	03/16/16	14
Malaysian Ringgit	Merrill Lynch International[y]	20,567	4,860	03/16/16	105
Malaysian Ringgit	Merrill Lynch International[y]	58,897	13,709	03/16/16	509
Malaysian Ringgit	Merrill Lynch International[y]	10,118	2,352	03/16/16	91
Malaysian Ringgit	Merrill Lynch International[y]	843	196	03/16/16	8
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	10,734,679	1,230,997	02/18/16	5,290
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	2,376,733	270,175	02/18/16	3,548
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	3,927,326	440,587	02/18/16	11,714
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	480,019	54,406	02/18/16	877
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	245,125	28,041	02/18/16	189
Norwegian Krone	Merrill Lynch International[y]	472,638	53,473	03/16/16	944
Norwegian Krone	Merrill Lynch International[y]	11,600	1,323	03/16/16	13
Norwegian Krone	Merrill Lynch International[y]	22,471	2,528	03/16/16	59
Norwegian Krone	Merrill Lynch International[y]	608,995	67,883	03/16/16	2,234
Norwegian Krone	Merrill Lynch International[y]	12,230	1,398	03/16/16	10
Norwegian Krone	Merrill Lynch International[y]	47,828	5,353	03/16/16	154
Norwegian Krone	Merrill Lynch International[y]	15,660	1,777	03/16/16	26
Norwegian Krone	Merrill Lynch International[y]	6,585	743	03/16/16	15
Norwegian Krone	Merrill Lynch International[y]	45,445	5,081	03/16/16	151
Norwegian Krone	Merrill Lynch International[y]	24,813	2,817	03/16/16	40
Norwegian Krone	Merrill Lynch International[y]	43,057	4,834	03/16/16	123
Norwegian Krone	Merrill Lynch International[y]	26,840	3,084	03/16/16	6
Norwegian Krone	Merrill Lynch International[y]	66,123	7,562	03/16/16	51
Norwegian Krone	Merrill Lynch International[y]	24,252	2,721	03/16/16	71
Norwegian Krone	Merrill Lynch International[y]	3,634	408	03/16/16	10
Norwegian Krone	Merrill Lynch International[y]	29,423	3,375	03/16/16	13
Norwegian Krone	Merrill Lynch International[y]	35,780	4,140	03/16/16	(20)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Philippine Peso	J.P. Morgan Chase Bank, N.A.	5,923,413	$125,046	02/18/16	$(1,218)
Philippine Peso	J.P. Morgan Chase Bank, N.A.	8,429,200	178,396	02/18/16	(2,185)
Philippine Peso	J.P. Morgan Chase Bank, N.A.	24,442,331	506,892	02/18/16	4,071
Philippine Peso	J.P. Morgan Chase Bank, N.A.	6,150,899	129,738	02/18/16	(1,155)
Philippine Peso	J.P. Morgan Chase Bank, N.A.	6,152,001	130,782	02/18/16	(2,175)
Philippine Peso	Merrill Lynch International[y]	6,297,890	132,937	03/16/16	(1,741)
Philippine Peso	Merrill Lynch International[y]	4,628,012	97,553	03/16/16	(1,143)
Polish Zloty	Merrill Lynch International[y]	286,650	71,459	03/16/16	(1,254)
Polish Zloty	Merrill Lynch International[y]	2,791	702	03/16/16	(18)
Polish Zloty	Merrill Lynch International[y]	29,231	7,103	03/16/16	56
Polish Zloty	Merrill Lynch International[y]	10,660	2,585	03/16/16	26
Polish Zloty	Merrill Lynch International[y]	14,161	3,521	03/16/16	(53)
Polish Zloty	Merrill Lynch International[y]	8,553	2,130	03/16/16	(35)
Polish Zloty	Merrill Lynch International[y]	12,438	3,137	03/16/16	(91)
Polish Zloty	Merrill Lynch International[y]	25,499	6,354	03/16/16	(109)
Polish Zloty	Merrill Lynch International[y]	185,810	47,175	03/16/16	(1,667)
Polish Zloty	Merrill Lynch International[y]	10,414	2,591	03/16/16	(40)
Polish Zloty	Merrill Lynch International[y]	6,688	1,711	03/16/16	(73)
Polish Zloty	Merrill Lynch International[y]	2,699	654	03/16/16	7
Polish Zloty	Merrill Lynch International[y]	10,517	2,570	03/16/16	6
Polish Zloty	Merrill Lynch International[y]	27,152	6,771	03/16/16	(121)
Polish Zloty	Merrill Lynch International[y]	8,540	2,206	03/16/16	(114)
Polish Zloty	Merrill Lynch International[y]	8,299	2,134	03/16/16	(101)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	530,000	751,540	02/10/16	3,661
Pound Sterling	J.P. Morgan Chase Bank, N.A.	46,000	69,689	02/16/16	(4,143)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	46,974	71,462	02/18/16	(4,528)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	264,616	379,481	02/18/16	(2,424)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	123,097	179,699	02/18/16	(4,295)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	227,850	342,476	02/18/16	(17,807)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	220,530	333,132	02/18/16	(18,894)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	19,457	27,732	02/18/16	(7)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	198,343	289,019	02/25/16	(6,393)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	75,068	106,928	03/31/16	49
Pound Sterling	J.P. Morgan Chase Bank, N.A.	247,801	351,555	03/31/16	1,579
Pound Sterling	J.P. Morgan Chase Bank, N.A.	250,099	359,423	03/31/16	(3,014)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	31,023	44,158	03/31/16	52
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	232,398	161,083	02/18/16	2,007
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	92,979	64,599	02/18/16	651
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	202,813	145,012	02/18/16	(2,684)
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	260,049	183,381	02/18/16	(886)
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	174,441	123,853	02/18/16	(1,436)
Singapore Dollar	Merrill Lynch International[y]	1,339	951	03/16/16	(12)
Singapore Dollar	Merrill Lynch International[y]	948	671	03/16/16	(6)
Singapore Dollar	Merrill Lynch International[y]	4,152	2,939	03/16/16	(27)
Singapore Dollar	Merrill Lynch International[y]	21,649	15,282	03/16/16	(99)
Singapore Dollar	Merrill Lynch International[y]	136	96	03/16/16	(1)
Singapore Dollar	Merrill Lynch International[y]	8,246	5,762	03/16/16	21

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Singapore Dollar	Merrill Lynch International[y]	1,169	$825	03/16/16	$(5)
Singapore Dollar	Merrill Lynch International[y]	1,171	826	03/16/16	(5)
Singapore Dollar	Merrill Lynch International[y]	98,469	69,062	03/16/16	(3)
Singapore Dollar	Merrill Lynch International[y]	12,423	8,624	03/16/16	89
Singapore Dollar	Merrill Lynch International[y]	143,409	99,827	03/16/16	750
Singapore Dollar	Merrill Lynch International[y]	8,892	6,228	03/16/16	8
Singapore Dollar	Merrill Lynch International[y]	1,019	723	03/16/16	(8)
Singapore Dollar	Merrill Lynch International[y]	4,706	3,267	03/16/16	33
Singapore Dollar	Merrill Lynch International[y]	5,017	3,537	03/16/16	(19)
Singapore Dollar	Merrill Lynch International[y]	507	360	03/16/16	(4)
South African Rand	J.P. Morgan Chase Bank, N.A.	2,927,873	198,427	02/18/16	(14,658)
South African Rand	J.P. Morgan Chase Bank, N.A.	32,377,948	2,228,078	02/18/16	(195,866)
South African Rand	J.P. Morgan Chase Bank, N.A.	1,748,276	111,572	02/18/16	(1,841)
South African Rand	J.P. Morgan Chase Bank, N.A.	1,133,536	70,471	02/18/16	676
South African Rand	J.P. Morgan Chase Bank, N.A.	1,090,528	64,988	02/18/16	3,459
South African Rand	J.P. Morgan Chase Bank, N.A.	438,783	26,563	02/18/16	977
South African Rand	J.P. Morgan Chase Bank, N.A.	957,970	57,127	02/18/16	3,000
South African Rand	Merrill Lynch International[y]	723,728	44,432	03/16/16	754
South African Rand	Merrill Lynch International[y]	72,466	4,766	03/16/16	(242)
South African Rand	Merrill Lynch International[y]	83,049	5,250	03/16/16	(65)
South African Rand	Merrill Lynch International[y]	545	33	03/16/16	1
South African Rand	Merrill Lynch International[y]	102,599	6,105	03/16/16	301
South African Rand	Merrill Lynch International[y]	4,487,848	294,869	03/16/16	(14,672)
South African Rand	Merrill Lynch International[y]	87,616	5,550	03/16/16	(80)
South African Rand	Merrill Lynch International[y]	27,495	1,780	03/16/16	(63)
South African Rand	Merrill Lynch International[y]	25,755	1,553	03/16/16	55
South African Rand	Merrill Lynch International[y]	94,847	6,110	03/16/16	(188)
South African Rand	Merrill Lynch International[y]	21,606	1,302	03/16/16	47
South African Rand	Merrill Lynch International[y]	447,277	28,436	03/16/16	(510)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	14,544,537	1,709,529	02/18/16	(14,361)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	581,857	68,748	02/18/16	(932)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	7,563,051	896,063	02/18/16	(14,588)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	7,384,379	867,542	02/18/16	(6,892)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	482,100	57,522	02/18/16	(1,333)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	108,572	12,881	02/18/16	(227)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	443,986	51,893	02/18/16	(146)
Swedish Krona	Merrill Lynch International[y]	19,359	2,266	03/16/16	(8)
Swedish Krona	Merrill Lynch International[y]	15,467	1,846	03/16/16	(42)
Swedish Krona	Merrill Lynch International[y]	8,219	963	03/16/16	(4)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Swedish Krona	Merrill Lynch International[y]	21,001	$2,457	03/16/16	$(7)
Swedish Krona	Merrill Lynch International[y]	19,979	2,368	03/16/16	(37)
Swedish Krona	Merrill Lynch International[y]	8,081	970	03/16/16	(27)
Swedish Krona	Merrill Lynch International[y]	52,395	6,117	03/16/16	(5)
Swedish Krona	Merrill Lynch International[y]	15,938	1,871	03/16/16	(12)
Swedish Krona	Merrill Lynch International[y]	2,627	307	03/16/16	(1)
Swedish Krona	Merrill Lynch International[y]	95,319	11,209	03/16/16	(89)
Swedish Krona	Merrill Lynch International[y]	23,944	2,814	03/16/16	(21)
Swedish Krona	Merrill Lynch International[y]	1,619	189	03/16/16	0[z]
Swedish Krona	Merrill Lynch International[y]	34,498	4,037	03/16/16	(13)
Swedish Krona	Merrill Lynch International[y]	496,204	59,184	03/16/16	(1,299)
Swedish Krona	Merrill Lynch International[y]	700,972	82,233	03/16/16	(460)
Swedish Krona	Merrill Lynch International[y]	48,737	5,697	03/16/16	(12)
Swedish Krona	Merrill Lynch International[y]	16,862	1,987	03/16/16	(20)
Swiss Franc	J.P. Morgan Chase Bank, N.A.	490,048	497,586	02/18/16	(18,905)
Swiss Franc	J.P. Morgan Chase Bank, N.A.	1,410,406	1,411,441	02/18/16	(33,749)
Swiss Franc	J.P. Morgan Chase Bank, N.A.	787,920	789,025	02/18/16	(19,381)
Swiss Franc	J.P. Morgan Chase Bank, N.A.	1,319,098	1,313,419	02/18/16	(24,917)
Swiss Franc	J.P. Morgan Chase Bank, N.A.	932,132	922,190	02/18/16	(11,679)
Taiwan Dollar	Merrill Lynch International[y]	231,374	7,016	03/16/16	(112)
Taiwan Dollar	Merrill Lynch International[y]	6,611	197	03/16/16	0[z]
Taiwan Dollar	Merrill Lynch International[y]	1,953,296	58,805	03/16/16	(516)
Taiwan Dollar	Merrill Lynch International[y]	106,307	3,250	03/16/16	(78)
Taiwan Dollar	Merrill Lynch International[y]	2,990,801	89,263	03/16/16	(14)
Thai Baht	J.P. Morgan Chase Bank, N.A.	25,931,429	723,245	02/18/16	2,135
Thai Baht	J.P. Morgan Chase Bank, N.A.	4,873,844	134,935	02/18/16	1,401
Turkish Lira	Merrill Lynch International[y]	5,659	1,895	03/16/16	(3)
Turkish Lira	Merrill Lynch International[y]	116,717	38,118	03/16/16	903
Turkish Lira	Merrill Lynch International[y]	2,905	959	03/16/16	12
Turkish Lira	Merrill Lynch International[y]	7,573	2,488	03/16/16	44
Turkish Lira	Merrill Lynch International[y]	8,172	2,728	03/16/16	4
Turkish Lira	Merrill Lynch International[y]	960	314	03/16/16	7
Turkish Lira	Merrill Lynch International[y]	10,772	3,491	03/16/16	110
Turkish Lira	Merrill Lynch International[y]	69,534	23,125	03/16/16	122
Turkish Lira	Merrill Lynch International[y]	7,112	2,341	03/16/16	37
Turkish Lira	Merrill Lynch International[y]	8,624	2,825	03/16/16	58
Turkish Lira	Merrill Lynch International[y]	1,843	601	03/16/16	15
Turkish Lira	Merrill Lynch International[y]	5,515	1,853	03/16/16	(9)
Turkish Lira	Merrill Lynch International[y]	20,390	6,841	03/16/16	(24)
Turkish Lira	Merrill Lynch International[y]	14,170	4,723	03/16/16	14
Turkish Lira	Merrill Lynch International[y]	7,361	2,390	03/16/16	71
Total					$(1,990,820)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)

Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	Merrill Lynch International[y]	109,417	$77,091	02/05/16	$(338)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	37,338	25,781	02/18/16	(625)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	42,542	29,783	02/18/16	(304)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	6,212,469	4,396,241	02/18/16	2,625
Brazilian Real	Merrill Lynch International[y]	12,632	3,124	02/02/16	(34)
Brazilian Real	Merrill Lynch International[y]	2,129,141	541,969	02/02/16	9,657
Brazilian Real	Merrill Lynch International[y]	862	212	02/02/16	(3)
Brazilian Real	Merrill Lynch International[y]	9,296	2,294	02/02/16	(30)
Brazilian Real	Merrill Lynch International[y]	13,809	3,407	02/02/16	(46)
Brazilian Real	Merrill Lynch International[y]	4,104	1,011	02/02/16	(15)
Brazilian Real	Merrill Lynch International[y]	817	198	02/02/16	(6)
Brazilian Real	Merrill Lynch International[y]	28,321	6,968	02/02/16	(113)
Brazilian Real	Merrill Lynch International[y]	5,382	1,327	02/02/16	(19)
Brazilian Real	Merrill Lynch International[y]	4,483	1,119	02/02/16	(2)
Brazilian Real	Merrill Lynch International[y]	38,988	9,515	02/02/16	(232)
Brazilian Real	Merrill Lynch International[y]	7,605	1,859	02/02/16	(42)
Brazilian Real	Merrill Lynch International[y]	1,987,597	485,852	03/02/16	(6,939)
Brazilian Real	Merrill Lynch International[y]	30,766	7,603	03/02/16	(25)
Brazilian Real	Merrill Lynch International[y]	23,502	5,739	03/02/16	(88)
Canadian Dollar	Merrill Lynch International[y]	111,424	79,124	02/05/16	(413)
Canadian Dollar	Merrill Lynch International[y]	113,490	81,631	02/05/16	619
Canadian Dollar	Merrill Lynch International[y]	125,209	87,282	02/05/16	(2,095)
Canadian Dollar	Merrill Lynch International[y]	99,645	68,898	02/05/16	(2,231)
Canadian Dollar	Merrill Lynch International[y]	96,031	67,095	02/05/16	(1,454)
Canadian Dollar	Merrill Lynch International[y]	236,854	167,564	02/05/16	(1,508)
Canadian Dollar	Merrill Lynch International[y]	97,304	68,243	02/05/16	(1,215)
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	7,268	5,435	02/18/16	247
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	1,840,215	1,382,845	02/18/16	69,256
Chilean Peso	Merrill Lynch International[y]	9,256,754	12,975	03/16/16	57
Chilean Peso	Merrill Lynch International[y]	1,633,135	2,301	03/16/16	22
Chilean Peso	Merrill Lynch International[y]	990,395	1,401	03/16/16	19
Chilean Peso	Merrill Lynch International[y]	5,672,250	7,753	03/16/16	(163)
Chilean Peso	Merrill Lynch International[y]	1,549,369	2,121	03/16/16	(41)
Chilean Peso	Merrill Lynch International[y]	1,251,093	1,754	03/16/16	8
Chilean Peso	Merrill Lynch International[y]	490,120	686	03/16/16	2
Chilean Peso	Merrill Lynch International[y]	768,160,145	1,073,644	03/16/16	1,685
Chilean Peso	Merrill Lynch International[y]	205,143	285	03/16/16	(1)
Chilean Peso	Merrill Lynch International[y]	178,117	242	03/16/16	(7)
Chilean Peso	Merrill Lynch International[y]	2,815,845	3,926	03/16/16	(3)
Chilean Peso	Merrill Lynch International[y]	2,413,102	3,450	03/16/16	83
Chilean Peso	Merrill Lynch International[y]	5,415,003	7,470	03/16/16	(87)
Chilean Peso	Merrill Lynch International[y]	2,175,595	2,951	03/16/16	(85)
Chilean Peso	Merrill Lynch International[y]	121,291	165	03/16/16	(4)
Chilean Peso	Merrill Lynch International[y]	1,083,486	1,479	03/16/16	(33)
Chilean Peso	Merrill Lynch International[y]	908,318	1,259	03/16/16	(9)
Chilean Peso	Merrill Lynch International[y]	993,215	1,383	03/16/16	(3)
Chilean Peso	Merrill Lynch International[y]	1,922,712	2,730	03/16/16	47

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Chilean Peso	Merrill Lynch International[y]	830,134	$1,159	03/16/16	$1
Chilean Peso	Merrill Lynch International[y]	497,991	711	03/16/16	16
Chilean Peso	Merrill Lynch International[y]	11,137,407	15,168	03/16/16	(374)
Czech Koruna	Merrill Lynch International[y]	20,688	834	03/16/16	4
Czech Koruna	Merrill Lynch International[y]	17,817	713	03/16/16	(2)
Czech Koruna	Merrill Lynch International[y]	21,965	883	03/16/16	2
Czech Koruna	Merrill Lynch International[y]	235,328	9,510	03/16/16	66
Czech Koruna	Merrill Lynch International[y]	17,712,099	722,789	03/16/16	12,017
Czech Koruna	Merrill Lynch International[y]	16,592	675	03/16/16	9
Czech Koruna	Merrill Lynch International[y]	14,221	573	03/16/16	2
Czech Koruna	Merrill Lynch International[y]	41,840	1,711	03/16/16	32
Czech Koruna	Merrill Lynch International[y]	204,739	8,264	03/16/16	48
Czech Koruna	Merrill Lynch International[y]	24,679	1,002	03/16/16	12
Czech Koruna	Merrill Lynch International[y]	22,394	914	03/16/16	15
Czech Koruna	Merrill Lynch International[y]	145,110	5,842	03/16/16	19
Danish Krone	J.P. Morgan Chase Bank, N.A.	5,876,917	862,533	02/18/16	9,086
Danish Krone	J.P. Morgan Chase Bank, N.A.	507,374	74,101	02/18/16	420
Danish Krone	J.P. Morgan Chase Bank, N.A.	6,055,222	889,260	02/18/16	9,919
Euro	Merrill Lynch International[y]	295,290	321,923	02/05/16	2,013
Euro	Merrill Lynch International[y]	77,043	84,176	02/05/16	710
Euro	Merrill Lynch International[y]	73,969	80,595	02/05/16	459
Euro	Merrill Lynch International[y]	211,648	228,301	02/05/16	(993)
Euro	Merrill Lynch International[y]	68,134	74,040	02/05/16	225
Euro	Merrill Lynch International[y]	110,028	119,614	02/05/16	412
Euro	Merrill Lynch International[y]	205,948	224,821	02/05/16	1,702
Euro	Merrill Lynch International[y]	150,601	164,530	02/05/16	1,373
Euro	Merrill Lynch International[y]	75,834	82,323	02/05/16	166
Euro	Merrill Lynch International[y]	155,047	167,820	02/05/16	(154)
Euro	J.P. Morgan Chase Bank, N.A.	5,807,300	6,290,351	02/10/16	(1,856)
Euro	J.P. Morgan Chase Bank, N.A.	1,485,570	1,617,652	02/18/16	7,746
Euro	J.P. Morgan Chase Bank, N.A.	16,105,652	17,376,662	02/18/16	(76,970)
Euro	J.P. Morgan Chase Bank, N.A.	2,308,113	2,500,208	02/18/16	(1,085)
Euro	J.P. Morgan Chase Bank, N.A.	4,930,365	5,228,480	02/18/16	(114,537)
Euro	J.P. Morgan Chase Bank, N.A.	5,644,156	6,134,752	02/18/16	18,202
Euro	J.P. Morgan Chase Bank, N.A.	166,990	182,882	02/18/16	1,916
Euro	J.P. Morgan Chase Bank, N.A.	1,959,455	2,150,486	02/18/16	27,032
Hong Kong Dollar	Merrill Lynch International[y]	621,326	80,166	02/05/16	311
Hong Kong Dollar	Merrill Lynch International[y]	834,566	106,757	02/05/16	(505)
Hong Kong Dollar	Merrill Lynch International[y]	1,094,400	141,107	02/05/16	450
Hong Kong Dollar	Merrill Lynch International[y]	1,932,724	249,392	02/05/16	990
Hong Kong Dollar	Merrill Lynch International[y]	770,219	99,276	02/05/16	284
Hong Kong Dollar	Merrill Lynch International[y]	864,405	110,824	02/05/16	(273)
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	21,438,000	2,763,448	02/11/16	8,050
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	33,491	4,323	02/18/16	18
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	9,768,041	1,260,749	02/18/16	5,275
Hungarian Forint	Merrill Lynch International[y]	558,804	1,951	03/16/16	8
Hungarian Forint	Merrill Lynch International[y]	387,000	1,335	03/16/16	(11)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Hungarian Forint	Merrill Lynch International[y]	971,541	$3,370	03/16/16	$(9)
Hungarian Forint	Merrill Lynch International[y]	1,868,225	6,527	03/16/16	30
Hungarian Forint	Merrill Lynch International[y]	2,833,608	9,804	03/16/16	(50)
Hungarian Forint	Merrill Lynch International[y]	505,432	1,752	03/16/16	(6)
Hungarian Forint	Merrill Lynch International[y]	1,236,195	4,257	03/16/16	(42)
Hungarian Forint	Merrill Lynch International[y]	459,032	1,599	03/16/16	3
Hungarian Forint	Merrill Lynch International[y]	1,901,668	6,563	03/16/16	(50)
Hungarian Forint	Merrill Lynch International[y]	1,186,065	4,089	03/16/16	(36)
Hungarian Forint	Merrill Lynch International[y]	340,525	1,170	03/16/16	(14)
Hungarian Forint	Merrill Lynch International[y]	215,531,305	744,545	03/16/16	(4,971)
Indian Rupee	Merrill Lynch International[y]	108,677	1,584	03/16/16	(6)
Indian Rupee	Merrill Lynch International[y]	501,939	7,297	03/16/16	(46)
Indian Rupee	Merrill Lynch International[y]	56,540	838	03/16/16	11
Indian Rupee	Merrill Lynch International[y]	25,109	375	03/16/16	8
Indian Rupee	Merrill Lynch International[y]	81,250	1,210	03/16/16	21
Indian Rupee	Merrill Lynch International[y]	21,226	316	03/16/16	5
Indian Rupee	Merrill Lynch International[y]	11,643	172	03/16/16	2
Indian Rupee	Merrill Lynch International[y]	25,019	371	03/16/16	5
Indian Rupee	Merrill Lynch International[y]	21,146	310	03/16/16	1
Indian Rupee	Merrill Lynch International[y]	40,415	596	03/16/16	5
Indian Rupee	Merrill Lynch International[y]	26,039	387	03/16/16	6
Indian Rupee	Merrill Lynch International[y]	42,507,908	620,553	03/16/16	(1,345)
Indian Rupee	Merrill Lynch International[y]	323,934	4,749	03/16/16	10
Israeli New Shekel	Merrill Lynch International[y]	3,714	957	03/16/16	18
Israeli New Shekel	Merrill Lynch International[y]	12,320	3,116	03/16/16	2
Israeli New Shekel	Merrill Lynch International[y]	1,986	511	03/16/16	9
Israeli New Shekel	Merrill Lynch International[y]	16,341	4,138	03/16/16	8
Israeli New Shekel	Merrill Lynch International[y]	16,452	4,137	03/16/16	(21)
Israeli New Shekel	Merrill Lynch International[y]	1,504	387	03/16/16	7
Israeli New Shekel	Merrill Lynch International[y]	2,474	636	03/16/16	11
Israeli New Shekel	Merrill Lynch International[y]	4,877	1,266	03/16/16	33
Israeli New Shekel	Merrill Lynch International[y]	1,995	518	03/16/16	14
Israeli New Shekel	Merrill Lynch International[y]	5,117	1,303	03/16/16	10
Israeli New Shekel	Merrill Lynch International[y]	1,833	462	03/16/16	(1)
Israeli New Shekel	Merrill Lynch International[y]	1,443	365	03/16/16	0[z]
Israeli New Shekel	Merrill Lynch International[y]	5,580	1,405	03/16/16	(5)
Israeli New Shekel	Merrill Lynch International[y]	2,990	759	03/16/16	3
Israeli New Shekel	Merrill Lynch International[y]	3,703	936	03/16/16	0[z]
Israeli New Shekel	Merrill Lynch International[y]	1,568,291	408,002	03/16/16	11,609
Israeli New Shekel	Merrill Lynch International[y]	608	156	03/16/16	2
Japanese Yen	Merrill Lynch International[y]	13,743,360	117,809	02/05/16	4,283
Japanese Yen	J.P. Morgan Chase Bank, N.A.	11,726,087	97,487	02/18/16	603
Japanese Yen	J.P. Morgan Chase Bank, N.A.	110,236,000	930,505	02/18/16	19,706
Japanese Yen	J.P. Morgan Chase Bank, N.A.	9,852,186,496	80,308,205	02/18/16	(1,093,131)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	14,173,156	117,801	02/18/16	699
Japanese Yen	J.P. Morgan Chase Bank, N.A.	758,568,860	6,188,206	02/18/16	(79,288)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	58,010,846	488,887	02/18/16	9,586

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Korean Won	Merrill Lynch International[y]	2,155,081	$1,775	03/16/16	$(6)
Korean Won	Merrill Lynch International[y]	2,792,072	2,385	03/16/16	77
Korean Won	Merrill Lynch International[y]	3,895,119	3,327	03/16/16	108
Korean Won	Merrill Lynch International[y]	2,422,975	2,056	03/16/16	53
Korean Won	Merrill Lynch International[y]	3,589,777	2,987	03/16/16	20
Korean Won	Merrill Lynch International[y]	2,374,819	1,958	03/16/16	(5)
Korean Won	Merrill Lynch International[y]	119,044,366	98,172	03/16/16	(217)
Korean Won	Merrill Lynch International[y]	1,296,558	1,102	03/16/16	30
Korean Won	Merrill Lynch International[y]	15,655,290	13,013	03/16/16	74
Korean Won	Merrill Lynch International[y]	7,363,739	6,224	03/16/16	138
Korean Won	Merrill Lynch International[y]	3,568,587	2,971	03/16/16	22
Korean Won	Merrill Lynch International[y]	3,345,428	2,771	03/16/16	6
Korean Won	Merrill Lynch International[y]	3,127,663	2,616	03/16/16	31
Korean Won	Merrill Lynch International[y]	2,011,196	1,698	03/16/16	36
Korean Won	Merrill Lynch International[y]	3,608,038	2,972	03/16/16	(10)
Korean Won	Merrill Lynch International[y]	1,242,947,997	1,048,459	03/16/16	21,172
Korean Won	Merrill Lynch International[y]	14,069,537	11,554	03/16/16	(74)
Korean Won	Merrill Lynch International[y]	1,947,953	1,601	03/16/16	(9)
Korean Won	Merrill Lynch International[y]	3,795,662	3,142	03/16/16	5
Korean Won	Merrill Lynch International[y]	2,341,795	1,993	03/16/16	58
Korean Won	Merrill Lynch International[y]	9,468,094	7,834	03/16/16	9
Malaysian Ringgit	Merrill Lynch International[y]	9,452	2,175	03/16/16	(107)
Malaysian Ringgit	Merrill Lynch International[y]	4,530	1,028	03/16/16	(65)
Malaysian Ringgit	Merrill Lynch International[y]	5,532	1,277	03/16/16	(58)
Malaysian Ringgit	Merrill Lynch International[y]	40,131	9,129	03/16/16	(559)
Malaysian Ringgit	Merrill Lynch International[y]	1,300	295	03/16/16	(19)
Malaysian Ringgit	Merrill Lynch International[y]	56,656	12,896	03/16/16	(781)
Malaysian Ringgit	Merrill Lynch International[y]	33,889	7,795	03/16/16	(386)
Malaysian Ringgit	Merrill Lynch International[y]	10,130	2,286	03/16/16	(159)
Malaysian Ringgit	Merrill Lynch International[y]	13,055	2,950	03/16/16	(202)
Malaysian Ringgit	Merrill Lynch International[y]	4,512,885	1,041,200	03/16/16	(48,230)
Malaysian Ringgit	Merrill Lynch International[y]	7,044	1,598	03/16/16	(102)
Malaysian Ringgit	Merrill Lynch International[y]	25,420	5,732	03/16/16	(405)
Malaysian Ringgit	Merrill Lynch International[y]	26,701	6,031	03/16/16	(415)
Malaysian Ringgit	Merrill Lynch International[y]	22,295	5,023	03/16/16	(359)
Mexican Peso	J.P. Morgan Chase Bank, N.A.	7,812,000	436,347	02/10/16	5,873
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	13,065,054	1,501,403	02/18/16	(3,268)
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	30,067	3,418	02/18/16	(45)
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	43,634	5,120	02/18/16	95
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	362,915	40,706	02/18/16	(1,090)
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	163,319	18,356	02/18/16	(453)
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	3,934,710	453,080	02/18/16	(71)
Norwegian Krone	Merrill Lynch International[y]	90,384	10,178	03/16/16	(228)
Norwegian Krone	Merrill Lynch International[y]	15,536	1,748	03/16/16	(41)
Norwegian Krone	Merrill Lynch International[y]	15,774	1,808	03/16/16	(8)
Norwegian Krone	Merrill Lynch International[y]	6,827	772	03/16/16	(14)
Norwegian Krone	Merrill Lynch International[y]	38,147	4,378	03/16/16	(14)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Norwegian Krone	Merrill Lynch International[y]	21,378	$2,429	03/16/16	$(32)
Norwegian Krone	Merrill Lynch International[y]	9,297	1,068	03/16/16	(2)
Norwegian Krone	Merrill Lynch International[y]	21,548	2,469	03/16/16	(12)
Norwegian Krone	Merrill Lynch International[y]	17,321	1,992	03/16/16	(2)
Norwegian Krone	Merrill Lynch International[y]	87,485	9,894	03/16/16	(179)
Norwegian Krone	Merrill Lynch International[y]	17,746	2,027	03/16/16	(16)
Norwegian Krone	Merrill Lynch International[y]	8,949,041	1,028,101	03/16/16	(2,253)
Norwegian Krone	Merrill Lynch International[y]	90,270	10,375	03/16/16	(18)
Philippine Peso	J.P. Morgan Chase Bank, N.A.	3,393,644	71,671	02/18/16	727
Philippine Peso	J.P. Morgan Chase Bank, N.A.	47,704,200	1,005,145	02/18/16	7,897
Philippine Peso	Merrill Lynch International[y]	529,482	11,071	03/16/16	41
Philippine Peso	Merrill Lynch International[y]	498,745	10,473	03/16/16	83
Philippine Peso	Merrill Lynch International[y]	465,791	9,722	03/16/16	19
Philippine Peso	Merrill Lynch International[y]	47,866	1,006	03/16/16	9
Philippine Peso	Merrill Lynch International[y]	717,563	14,853	03/16/16	(95)
Philippine Peso	Merrill Lynch International[y]	501,901	10,360	03/16/16	(96)
Philippine Peso	Merrill Lynch International[y]	505,350	10,489	03/16/16	(38)
Philippine Peso	Merrill Lynch International[y]	889,507	18,414	03/16/16	(116)
Philippine Peso	Merrill Lynch International[y]	9,527	201	03/16/16	3
Philippine Peso	Merrill Lynch International[y]	542,546	11,172	03/16/16	(130)
Philippine Peso	Merrill Lynch International[y]	371,531	7,758	03/16/16	18
Philippine Peso	Merrill Lynch International[y]	532,747	11,027	03/16/16	(71)
Philippine Peso	Merrill Lynch International[y]	95,375,280	1,978,740	03/16/16	(8,099)
Philippine Peso	Merrill Lynch International[y]	179,327	3,730	03/16/16	(6)
Philippine Peso	Merrill Lynch International[y]	618,309	13,028	03/16/16	148
Philippine Peso	Merrill Lynch International[y]	1,640,339	34,080	03/16/16	(91)
Philippine Peso	Merrill Lynch International[y]	540,514	11,224	03/16/16	(36)
Philippine Peso	Merrill Lynch International[y]	666,138	13,747	03/16/16	(130)
Philippine Peso	Merrill Lynch International[y]	681,655	14,205	03/16/16	5
Philippine Peso	Merrill Lynch International[y]	91,706	1,930	03/16/16	20
Philippine Peso	Merrill Lynch International[y]	568,411	11,882	03/16/16	41
Philippine Peso	Merrill Lynch International[y]	532,826	11,089	03/16/16	(11)
Philippine Peso	Merrill Lynch International[y]	694,170	14,496	03/16/16	35
Philippine Peso	Merrill Lynch International[y]	334,303	6,984	03/16/16	20
Philippine Peso	Merrill Lynch International[y]	1,908,854	39,396	03/16/16	(369)
Philippine Peso	Merrill Lynch International[y]	656,490	13,741	03/16/16	65
Philippine Peso	Merrill Lynch International[y]	319,152	6,664	03/16/16	15
Philippine Peso	Merrill Lynch International[y]	600,748	12,537	03/16/16	22
Polish Zloty	Merrill Lynch International[y]	3,936,956	989,866	03/16/16	25,644
Polish Zloty	Merrill Lynch International[y]	9,931	2,503	03/16/16	71
Polish Zloty	Merrill Lynch International[y]	52,342	12,746	03/16/16	(73)
Polish Zloty	Merrill Lynch International[y]	13,249	3,413	03/16/16	168
Polish Zloty	Merrill Lynch International[y]	70,321	17,134	03/16/16	(89)
Polish Zloty	Merrill Lynch International[y]	4,926	1,238	03/16/16	32
Polish Zloty	Merrill Lynch International[y]	5,841	1,456	03/16/16	25
Polish Zloty	Merrill Lynch International[y]	3,698	914	03/16/16	8
Polish Zloty	Merrill Lynch International[y]	10,581	2,667	03/16/16	76

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Polish Zloty	Merrill Lynch International[y]	28,079	$6,859	03/16/16	$(18)
Polish Zloty	Merrill Lynch International[y]	8,150	2,102	03/16/16	106
Polish Zloty	Merrill Lynch International[y]	9,802	2,368	03/16/16	(33)
Polish Zloty	Merrill Lynch International[y]	4,772	1,148	03/16/16	(21)
Polish Zloty	Merrill Lynch International[y]	46,936	11,535	03/16/16	40
Polish Zloty	Merrill Lynch International[y]	25,592	6,461	03/16/16	193
Polish Zloty	Merrill Lynch International[y]	9,278	2,382	03/16/16	110
Pound Sterling	Merrill Lynch International[y]	48,899	69,302	02/05/16	(374)
Pound Sterling	Merrill Lynch International[y]	56,459	82,060	02/05/16	1,611
Pound Sterling	Merrill Lynch International[y]	45,157	66,047	02/05/16	1,703
Pound Sterling	Merrill Lynch International[y]	105,721	155,352	02/05/16	4,710
Pound Sterling	Merrill Lynch International[y]	83,482	119,217	02/05/16	263
Pound Sterling	J.P. Morgan Chase Bank, N.A.	46,000	67,027	02/16/16	1,481
Pound Sterling	J.P. Morgan Chase Bank, N.A.	33,271	47,047	02/18/16	(362)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	202,278	301,595	02/18/16	13,365
Pound Sterling	J.P. Morgan Chase Bank, N.A.	66,459	98,580	02/18/16	3,881
Pound Sterling	J.P. Morgan Chase Bank, N.A.	1,000,000	1,537,555	02/25/16	112,619
Pound Sterling	J.P. Morgan Chase Bank, N.A.	24,895	35,266	02/25/16	(208)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	26,810	38,716	02/25/16	513
Pound Sterling	J.P. Morgan Chase Bank, N.A.	38,300	58,259	02/25/16	3,684
Pound Sterling	J.P. Morgan Chase Bank, N.A.	115,000	175,128	03/31/16	11,245
Pound Sterling	J.P. Morgan Chase Bank, N.A.	240,000	365,138	03/31/16	23,121
Pound Sterling	J.P. Morgan Chase Bank, N.A.	900,000	1,383,687	03/31/16	101,123
Pound Sterling	J.P. Morgan Chase Bank, N.A.	130,000	198,072	03/31/16	12,813
Pound Sterling	J.P. Morgan Chase Bank, N.A.	30,000	45,872	03/31/16	3,120
Pound Sterling	J.P. Morgan Chase Bank, N.A.	100,000	151,161	03/31/16	8,654
Pound Sterling	J.P. Morgan Chase Bank, N.A.	220,000	334,257	03/31/16	20,741
Pound Sterling	J.P. Morgan Chase Bank, N.A.	220,000	328,602	03/31/16	15,086
Pound Sterling	J.P. Morgan Chase Bank, N.A.	213,400	316,077	03/31/16	11,967
Pound Sterling	J.P. Morgan Chase Bank, N.A.	88,000	133,180	03/31/16	7,774
Pound Sterling	J.P. Morgan Chase Bank, N.A.	424,160	640,124	03/31/16	35,666
Singapore Dollar	Merrill Lynch International[y]	138,915	96,408	02/05/16	(1,101)
Singapore Dollar	Merrill Lynch International[y]	124,485	86,442	02/05/16	(938)
Singapore Dollar	Merrill Lynch International[y]	165,674	115,378	02/05/16	(914)
Singapore Dollar	Merrill Lynch International[y]	106,605	74,737	02/05/16	(92)
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	6,971	4,874	02/18/16	(18)
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	2,694,425	1,891,646	02/18/16	779
Singapore Dollar	Merrill Lynch International[y]	2,217,629	1,568,397	03/16/16	13,114
Singapore Dollar	Merrill Lynch International[y]	18,754	13,032	03/16/16	(121)
Singapore Dollar	Merrill Lynch International[y]	1,703	1,181	03/16/16	(14)
Singapore Dollar	Merrill Lynch International[y]	31,803	22,357	03/16/16	53
Singapore Dollar	Merrill Lynch International[y]	3,872	2,736	03/16/16	20
Singapore Dollar	Merrill Lynch International[y]	25,648	17,796	03/16/16	(192)
Singapore Dollar	Merrill Lynch International[y]	4,979	3,452	03/16/16	(40)
Singapore Dollar	Merrill Lynch International[y]	2,383	1,657	03/16/16	(14)
Singapore Dollar	Merrill Lynch International[y]	189	131	03/16/16	(2)
Singapore Dollar	Merrill Lynch International[y]	1,749	1,224	03/16/16	(2)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Singapore Dollar	Merrill Lynch International[y]	2,136	$1,492	03/16/16	$(6)
Singapore Dollar	Merrill Lynch International[y]	858	595	03/16/16	(7)
Singapore Dollar	Merrill Lynch International[y]	5,879	4,099	03/16/16	(24)
Singapore Dollar	Merrill Lynch International[y]	1,803	1,274	03/16/16	10
Singapore Dollar	Merrill Lynch International[y]	2,274	1,613	03/16/16	18
Singapore Dollar	Merrill Lynch International[y]	3,853	2,695	03/16/16	(7)
Singapore Dollar	Merrill Lynch International[y]	2,811	1,947	03/16/16	(24)
Singapore Dollar	Merrill Lynch International[y]	2,701	1,915	03/16/16	21
South African Rand	Merrill Lynch International[y]	1,495,863	88,713	02/05/16	(5,400)
South African Rand	Merrill Lynch International[y]	1,185,846	75,286	02/05/16	678
South African Rand	J.P. Morgan Chase Bank, N.A.	19,034,432	1,303,489	02/18/16	108,787
South African Rand	J.P. Morgan Chase Bank, N.A.	32,377,948	2,248,031	02/18/16	215,819
South African Rand	Merrill Lynch International[y]	111,219	6,623	03/16/16	(321)
South African Rand	Merrill Lynch International[y]	3,858	227	03/16/16	(14)
South African Rand	Merrill Lynch International[y]	30,511	1,992	03/16/16	87
South African Rand	Merrill Lynch International[y]	83,010	4,930	03/16/16	(253)
South African Rand	Merrill Lynch International[y]	190,080	11,299	03/16/16	(569)
South African Rand	Merrill Lynch International[y]	24,070	1,429	03/16/16	(74)
South African Rand	Merrill Lynch International[y]	60,170	3,913	03/16/16	156
South African Rand	Merrill Lynch International[y]	96,902	5,990	03/16/16	(60)
South African Rand	Merrill Lynch International[y]	47,991	2,886	03/16/16	(110)
South African Rand	Merrill Lynch International[y]	38,063	2,314	03/16/16	(63)
South African Rand	Merrill Lynch International[y]	36,772	2,352	03/16/16	56
South African Rand	Merrill Lynch International[y]	15,069,704	935,453	03/16/16	(5,419)
South African Rand	Merrill Lynch International[y]	57,226	3,430	03/16/16	(143)
South African Rand	Merrill Lynch International[y]	166,732	10,276	03/16/16	(134)
South African Rand	Merrill Lynch International[y]	29,715	1,915	03/16/16	60
South African Rand	Merrill Lynch International[y]	160,820	9,489	03/16/16	(552)
South African Rand	Merrill Lynch International[y]	14,527	948	03/16/16	41
South African Rand	Merrill Lynch International[y]	96,723	5,775	03/16/16	(264)
South African Rand	Merrill Lynch International[y]	16,398	1,065	03/16/16	41
South African Rand	Merrill Lynch International[y]	270,004	16,694	03/16/16	(164)
Swedish Krona	Merrill Lynch International[y]	653,760	76,190	02/05/16	23
Swedish Krona	Merrill Lynch International[y]	925,184	108,811	02/05/16	1,021
Swedish Krona	J.P. Morgan Chase Bank, N.A.	20,834,000	2,429,196	02/10/16	1,555
Swedish Krona	J.P. Morgan Chase Bank, N.A.	2,354,370	275,565	02/10/16	1,227
Swedish Krona	J.P. Morgan Chase Bank, N.A.	486,364	56,853	02/18/16	167

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	12,318,245	$1,430,105	02/18/16	$(5,588)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	435,140	50,865	02/18/16	149
Swedish Krona	Merrill Lynch International[y]	5,535	653	03/16/16	7
Swedish Krona	Merrill Lynch International[y]	7,592	901	03/16/16	15
Swedish Krona	Merrill Lynch International[y]	3,163	371	03/16/16	2
Swedish Krona	Merrill Lynch International[y]	15,869	1,899	03/16/16	48
Swedish Krona	Merrill Lynch International[y]	2,385	282	03/16/16	4
Swedish Krona	Merrill Lynch International[y]	126,649	14,801	03/16/16	27
Swedish Krona	Merrill Lynch International[y]	9,990,657	1,181,225	03/16/16	15,755
Swedish Krona	Merrill Lynch International[y]	13,567	1,590	03/16/16	7
Swedish Krona	Merrill Lynch International[y]	11,348	1,349	03/16/16	25
Swedish Krona	Merrill Lynch International[y]	59,128	6,909	03/16/16	11
Swedish Krona	Merrill Lynch International[y]	1,354	158	03/16/16	0[z]
Swedish Krona	Merrill Lynch International[y]	10,652	1,251	03/16/16	8
Swedish Krona	Merrill Lynch International[y]	119,788	13,999	03/16/16	25
Swedish Krona	Merrill Lynch International[y]	15,164	1,783	03/16/16	14
Swedish Krona	Merrill Lynch International[y]	12,422	1,458	03/16/16	9
Swiss Franc	J.P. Morgan Chase Bank, N.A.	651,030	648,417	02/10/16	12,678
Swiss Franc	J.P. Morgan Chase Bank, N.A.	83,935	84,026	02/18/16	2,038
Swiss Franc	J.P. Morgan Chase Bank, N.A.	37,148	36,553	02/18/16	267
Swiss Franc	J.P. Morgan Chase Bank, N.A.	2,008,893	2,025,676	02/18/16	63,379
Swiss Franc	J.P. Morgan Chase Bank, N.A.	1,962,300	1,990,061	02/18/16	73,276
Swiss Franc	J.P. Morgan Chase Bank, N.A.	60,577	60,980	02/18/16	1,808
Swiss Franc	J.P. Morgan Chase Bank, N.A.	490,527	492,716	02/18/16	13,567
Taiwan Dollar	Merrill Lynch International[y]	161,443	4,909	03/16/16	91
Taiwan Dollar	Merrill Lynch International[y]	362,502	10,728	03/16/16	(89)
Taiwan Dollar	Merrill Lynch International[y]	689,595	20,391	03/16/16	(187)
Taiwan Dollar	Merrill Lynch International[y]	114,262	3,462	03/16/16	52
Taiwan Dollar	Merrill Lynch International[y]	48,000,925	1,460,420	03/16/16	28,020
Taiwan Dollar	Merrill Lynch International[y]	318,712	9,474	03/16/16	(37)
Taiwan Dollar	Merrill Lynch International[y]	437,573	12,915	03/16/16	(143)
Taiwan Dollar	Merrill Lynch International[y]	114,566	3,487	03/16/16	68
Taiwan Dollar	Merrill Lynch International[y]	233,365	7,099	03/16/16	135
Taiwan Dollar	Merrill Lynch International[y]	183,088	5,532	03/16/16	68
Taiwan Dollar	Merrill Lynch International[y]	146,681	4,353	03/16/16	(24)
Taiwan Dollar	Merrill Lynch International[y]	365,277	10,851	03/16/16	(49)
Taiwan Dollar	Merrill Lynch International[y]	81,432	2,479	03/16/16	49
Taiwan Dollar	Merrill Lynch International[y]	47,455	1,441	03/16/16	25
Taiwan Dollar	Merrill Lynch International[y]	160,760	4,873	03/16/16	76
Taiwan Dollar	Merrill Lynch International[y]	352,152	10,472	03/16/16	(37)
Taiwan Dollar	Merrill Lynch International[y]	81,836	2,456	03/16/16	14
Taiwan Dollar	Merrill Lynch International[y]	138,603	4,110	03/16/16	(26)
Taiwan Dollar	Merrill Lynch International[y]	134,927	4,101	03/16/16	75
Taiwan Dollar	Merrill Lynch International[y]	122,646	3,728	03/16/16	68
Taiwan Dollar	Merrill Lynch International[y]	15,943	470	03/16/16	(6)
Taiwan Dollar	Merrill Lynch International[y]	249,362	7,433	03/16/16	(8)
Taiwan Dollar	Merrill Lynch International[y]	142,026	4,331	03/16/16	93

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Taiwan Dollar	Merrill Lynch International[y]	164,501	$4,876	03/16/16	$(33)
Taiwan Dollar	Merrill Lynch International[y]	603,901	17,932	03/16/16	(89)
Taiwan Dollar	Merrill Lynch International[y]	36,688	1,116	03/16/16	21
Taiwan Dollar	Merrill Lynch International[y]	76,740	2,279	03/16/16	(11)
Taiwan Dollar	Merrill Lynch International[y]	157,310	4,689	03/16/16	(5)
Taiwan Dollar	Merrill Lynch International[y]	100,524	2,977	03/16/16	(23)
Thai Baht	J.P. Morgan Chase Bank, N.A.	30,805,273	852,399	02/18/16	(9,317)
Turkish Lira	Merrill Lynch International[y]	4,796	1,563	03/16/16	(40)
Turkish Lira	Merrill Lynch International[y]	2,689	870	03/16/16	(29)
Turkish Lira	Merrill Lynch International[y]	10,983	3,570	03/16/16	(102)
Turkish Lira	Merrill Lynch International[y]	7,832	2,571	03/16/16	(47)
Turkish Lira	Merrill Lynch International[y]	6,267	2,049	03/16/16	(46)
Turkish Lira	Merrill Lynch International[y]	5,535	1,796	03/16/16	(55)
Turkish Lira	Merrill Lynch International[y]	5,117	1,693	03/16/16	(18)
Turkish Lira	Merrill Lynch International[y]	452	146	03/16/16	(5)
Turkish Lira	Merrill Lynch International[y]	640	215	03/16/16	1
Turkish Lira	Merrill Lynch International[y]	5,817	1,883	03/16/16	(62)
Turkish Lira	Merrill Lynch International[y]	1,837,603	603,326	03/16/16	(11,022)
Turkish Lira	Merrill Lynch International[y]	20,834	6,945	03/16/16	(20)
Turkish Lira	Merrill Lynch International[y]	20,720	6,724	03/16/16	(203)
Turkish Lira	Merrill Lynch International[y]	27,124	8,731	03/16/16	(337)
Turkish Lira	Merrill Lynch International[y]	9,698	3,255	03/16/16	13
Turkish Lira	Merrill Lynch International[y]	4,881	1,619	03/16/16	(13)
Total					$(254,745)

[y] The security is held by the Subsidiary.
[z] A zero balance reflects actual amounts rounding to less than $1.

Long Short Multi-Manager
Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	67,350	$48,330	02/18/16	$(698)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	10,498	7,535	02/18/16	(111)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	3,694	2,694	02/18/16	(82)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	102,808	75,151	02/18/16	(2,443)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	46,823	33,627	02/18/16	(513)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	7,738	5,312	02/18/16	161
Australian Dollar	J.P. Morgan Chase Bank, N.A.	3,972	2,878	02/18/16	(69)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	1,004	702	02/18/16	8
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	21,123	15,534	02/18/16	(456)
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	16,928	12,477	02/18/16	(393)
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	816	577	02/18/16	5
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	8,006	5,986	02/18/16	(271)
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	14,887	10,291	02/18/16	336
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	58,466	40,357	02/18/16	1,377
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	3,167	2,284	02/18/16	(23)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Danish Krone	J.P. Morgan Chase Bank, N.A.	854	$124	02/18/16	$0[z]
Danish Krone	J.P. Morgan Chase Bank, N.A.	85,889	12,437	02/18/16	36
Danish Krone	J.P. Morgan Chase Bank, N.A.	9,292	1,359	02/18/16	(10)
Danish Krone	J.P. Morgan Chase Bank, N.A.	296,340	43,515	02/18/16	(480)
Danish Krone	J.P. Morgan Chase Bank, N.A.	15,585	2,287	02/18/16	(24)
Danish Krone	J.P. Morgan Chase Bank, N.A.	6,878	1,003	02/18/16	(4)
Euro	J.P. Morgan Chase Bank, N.A.	81,318	86,079	02/18/16	2,045
Euro	J.P. Morgan Chase Bank, N.A.	54,835	58,615	02/18/16	809
Euro	J.P. Morgan Chase Bank, N.A.	15,367	16,316	02/18/16	337
Euro	J.P. Morgan Chase Bank, N.A.	69,142	75,732	02/18/16	(803)
Euro	J.P. Morgan Chase Bank, N.A.	189,716	208,674	02/18/16	(3,079)
Euro	J.P. Morgan Chase Bank, N.A.	34,320	37,618	02/18/16	(426)
Euro	J.P. Morgan Chase Bank, N.A.	210,605	229,839	02/18/16	(1,607)
Euro	J.P. Morgan Chase Bank, N.A.	36,578	40,046	02/18/16	(407)
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	66,174	8,541	02/18/16	(36)
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	13,761	1,776	02/18/16	(7)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	231,000,000	1,965,141	02/18/16	(56,559)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	34,300,000	289,683	02/18/16	(6,287)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	18,500,000	158,525	02/18/16	(5,673)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	2,426,524	19,754	02/18/16	295
Japanese Yen	J.P. Morgan Chase Bank, N.A.	8,274,463	67,361	02/18/16	1,005
Japanese Yen	J.P. Morgan Chase Bank, N.A.	18,000,000	153,882	02/18/16	(5,161)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	59,484,200	500,000	02/18/16	(8,526)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	19,470,663	161,000	02/18/16	(128)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	4,892,115	40,458	02/18/16	(38)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	14,369,170	120,817	02/18/16	(2,095)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	1,302,000	10,996	02/18/16	(239)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	18,176,404	154,000	02/18/16	(3,822)
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	10,859	1,242	02/18/16	9
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	81,969	9,318	02/18/16	122
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	416,786	47,795	02/18/16	205
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	4,203	493	02/18/16	(9)
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	172,521	19,354	02/18/16	515
Philippine Peso	J.P. Morgan Chase Bank, N.A.	1,784,749	37,013	02/18/16	297
Pound Sterling	J.P. Morgan Chase Bank, N.A.	66,600	94,439	02/10/16	460
Pound Sterling	J.P. Morgan Chase Bank, N.A.	4,458	6,734	02/18/16	(382)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	7,835	11,236	02/18/16	(72)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	9,030	13,573	02/18/16	(706)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	916	1,306	02/18/16	(1)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	8,352	12,706	02/18/16	(805)
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	6,469	4,625	02/18/16	(85)
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	3,937	2,735	02/18/16	28
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	9,395	6,512	02/18/16	81
South African Rand	J.P. Morgan Chase Bank, N.A.	47,946	2,857	02/18/16	152
South African Rand	J.P. Morgan Chase Bank, N.A.	1,129,188	77,705	02/18/16	(6,831)
β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)

Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
South African Rand	J.P. Morgan Chase Bank, N.A.	19,291	$1,168	02/18/16	$43
South African Rand	J.P. Morgan Chase Bank, N.A.	82,686	5,141	02/18/16	49
South African Rand	J.P. Morgan Chase Bank, N.A.	42,381	2,527	02/18/16	133
Swedish Krona	J.P. Morgan Chase Bank, N.A.	20,131	2,379	02/18/16	(33)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	324,449	38,117	02/18/16	(302)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	19,168	2,240	02/18/16	(6)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	616,680	72,483	02/18/16	(609)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	263,491	31,218	02/18/16	(508)
Swiss Franc	J.P. Morgan Chase Bank, N.A.	41,200	40,761	02/18/16	(517)
Swiss Franc	J.P. Morgan Chase Bank, N.A.	57,952	57,702	02/18/16	(1,094)
Swiss Franc	J.P. Morgan Chase Bank, N.A.	34,659	34,708	02/18/16	(853)
Swiss Franc	J.P. Morgan Chase Bank, N.A.	56,516	56,557	02/18/16	(1,352)
Thai Baht	J.P. Morgan Chase Bank, N.A.	896,545	25,005	02/18/16	74
Thai Baht	J.P. Morgan Chase Bank, N.A.	168,012	4,652	02/18/16	48
Total					$(106,005)
[z] A zero balance reflects actual amounts rounding to less than $1.
Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	1,628	$1,124	02/18/16	$(27)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	215,233	152,309	02/18/16	91
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	71,833	53,979	02/18/16	2,704
Danish Krone	J.P. Morgan Chase Bank, N.A.	266,181	39,091	02/18/16	436
Danish Krone	J.P. Morgan Chase Bank, N.A.	197,528	28,990	02/18/16	305
Euro	J.P. Morgan Chase Bank, N.A.	611,700	662,581	02/10/16	(196)
Euro	J.P. Morgan Chase Bank, N.A.	115,403	125,663	02/18/16	601
Euro	J.P. Morgan Chase Bank, N.A.	562,982	607,411	02/18/16	(2,691)
Euro	J.P. Morgan Chase Bank, N.A.	170,982	181,320	02/18/16	(3,972)
Euro	J.P. Morgan Chase Bank, N.A.	105,641	115,940	02/18/16	1,458
Euro	J.P. Morgan Chase Bank, N.A.	205,447	223,305	02/18/16	663
Euro	J.P. Morgan Chase Bank, N.A.	101,322	109,755	02/18/16	(47)
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	2,460,000	317,104	02/11/16	923
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	79,935	10,317	02/18/16	43
Japanese Yen	J.P. Morgan Chase Bank, N.A.	2,731,127	22,706	02/18/16	141
Japanese Yen	J.P. Morgan Chase Bank, N.A.	27,231,145	222,145	02/18/16	(2,846)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	2,522,422	21,258	02/18/16	417
Japanese Yen	J.P. Morgan Chase Bank, N.A.	4,774,000	40,297	02/18/16	853
Japanese Yen	J.P. Morgan Chase Bank, N.A.	400,233,320	3,262,425	02/18/16	(44,407)
Mexican Peso	J.P. Morgan Chase Bank, N.A.	742,132	41,452	02/10/16	557
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	506,574	58,214	02/18/16	(127)
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	17,310	1,968	02/18/16	(26)
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	7,335	824	02/18/16	(21)
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	142,700	16,432	02/18/16	(2)
Philippine Peso	J.P. Morgan Chase Bank, N.A.	1,440,100	30,343	02/18/16	238
Philippine Peso	J.P. Morgan Chase Bank, N.A.	344,649	7,279	02/18/16	74
Pound Sterling	J.P. Morgan Chase Bank, N.A.	814	1,151	02/18/16	(9)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	295	$206	02/18/16	$(1)
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	93,132	65,384	02/18/16	27
South African Rand	J.P. Morgan Chase Bank, N.A.	664,372	45,497	02/18/16	3,797
South African Rand	J.P. Morgan Chase Bank, N.A.	1,129,188	78,401	02/18/16	7,528
Swedish Krona	J.P. Morgan Chase Bank, N.A.	2,355,000	274,587	02/10/16	175
Swedish Krona	J.P. Morgan Chase Bank, N.A.	428,124	49,704	02/18/16	(194)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	18,821	2,200	02/18/16	6
Swedish Krona	J.P. Morgan Chase Bank, N.A.	20,918	2,445	02/18/16	7
Swiss Franc	J.P. Morgan Chase Bank, N.A.	15,140	15,125	02/10/16	341
Swiss Franc	J.P. Morgan Chase Bank, N.A.	15,200	15,139	02/10/16	296
Swiss Franc	J.P. Morgan Chase Bank, N.A.	16,931	17,007	02/18/16	469
Swiss Franc	J.P. Morgan Chase Bank, N.A.	3,134	3,137	02/18/16	76
Swiss Franc	J.P. Morgan Chase Bank, N.A.	75,760	76,832	02/18/16	2,829
Swiss Franc	J.P. Morgan Chase Bank, N.A.	1,636	1,610	02/18/16	12
Swiss Franc	J.P. Morgan Chase Bank, N.A.	79,724	80,390	02/18/16	2,515
Thai Baht	J.P. Morgan Chase Bank, N.A.	1,064,557	29,457	02/18/16	(322)
Total					$(27,306)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)

At January 31, 2016, open positions in financial futures contracts for each Fund were as follows:
Absolute Return Multi-Manager
Expiration		Open Contracts	Position	Unrealized Appreciation (Depreciation)
February 2016	42	Lead[y]	Long	$2,657
February 2016	26	Nickel[y]	Long	(18,620)
February 2016	63	Premium High Grade Aluminum[y]	Long	63,239
February 2016	9	Sugar 11[y]	Long	(17,252)
February 2016	34	Zinc[y]	Long	67,474
March 2016	9	10-Year Japanese Government Bond[y]	Long	125,307
March 2016	14	Australia 10-Year Bond[y]	Long	31,096
March 2016	2	Australia 3-Year Bond[y]	Long	1,582
March 2016	27	Canadian 10-Year Bond[y]	Long	69,362
March 2016	1	Euro/Swiss Franc Cross Rate[y]	Long	71
March 2016	48	Euro—Bobl[y]	Long	32,409
March 2016	76	Euro-BTP Italian Government Bond[y]	Long	7,655
March 2016	16	Euro-BTP Italian Government Bond[y]	Long	1,787
March 2016	12	Euro—Bund[y]	Long	41,599
March 2016	2	Euro-Buxl 30-Year Bond[y]	Long	4,352
March 2016	11	Euro—OAT[y]	Long	24,033
March 2016	177	Euro—SCHATZ[y]	Long	12,641
March 2016	1	Japanese Yen[y]	Long	(2,965)
March 2016	41	Lead[y]	Long	22,504
March 2016	13	Long Gilt[y]	Long	48,618
March 2016	20	Nickel[y]	Long	4,354
March 2016	48	Premium High Grade Aluminum[y]	Long	45,664
March 2016	12	U.S. Dollar Index[y]	Long	14,277
March 2016	12	U.S. Treasury 10-Year Note[y]	Long	37,550
March 2016	18	U.S. Treasury 5-Year Note[y]	Long	36,018
March 2016	6	U.S. Treasury Long Bond[y]	Long	41,919
March 2016	34	Zinc[y]	Long	75,293
April 2016	1	Nickel[y]	Long	153
April 2016	1	Premium High Grade Aluminum[y]	Long	122
April 2016	5	Zinc[y]	Long	4,785
May 2016	135	Canola (WCE)[y]	Long	(1,453)
September 2016	56	ASX 90 Day Bank Accepted Bills[y]	Long	7,555
September 2016	142	Euro CHF 3-Month LIFFE[y]	Long	(68,383)
December 2016	188	3-Month Euro Euribor[y]	Long	39,634
December 2016	270	90-Day Sterling[y]	Long	146,480
December 2016	258	Canadian 3-Month Bank Acceptance[y]	Long	102,438

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Expiration		Open Contracts	Position	Unrealized Appreciation (Depreciation)
March 2017	119	90-Day EURODollar[y]	Long	$98,003
February 2016	13	Amsterdam Index[y]	Short	(20,857)
February 2016	7	Brent Crude Oil[y]	Short	(34,521)
February 2016	22	CAC40 Index[y]	Short	(23,133)
February 2016	13	Hang Seng Index[y]	Short	(42,971)
February 2016	26	H-SHARES Index[y]	Short	(37,315)
February 2016	42	Lead[y]	Short	(119,387)
February 2016	10	Low Sulphur Gas Oil[y]	Short	32,234
February 2016	122	MSCI Singapore Index[y]	Short	(64,125)
February 2016	78	MSCI Taiwan Stock Index[y]	Short	(73,677)
February 2016	12	Natural Gas[y]	Short	(20,904)
February 2016	6	New York Harbor ULSD[y]	Short	(25,003)
February 2016	26	Nickel[y]	Short	103,483
February 2016	86	OMXS30 Index[y]	Short	(17,629)
February 2016	63	Premium High Grade Aluminum[y]	Short	(85,024)
February 2016	7	RBOB Gasoline[y]	Short	(9,564)
February 2016	221	SGX Nifty 50 Index[y]	Short	(45,282)
February 2016	8	WTI Crude Oil[y]	Short	(8,905)
February 2016	34	Zinc[y]	Short	(40,976)
March 2016	11	Australian Dollar[y]	Short	12,682
March 2016	16	British Pound[y]	Short	75,266
March 2016	18	Canadian Dollar[y]	Short	39,112
March 2016	2	Cocoa[y]	Short	713
March 2016	16	Coffee ‘C’[y]	Short	13,359
March 2016	14	Copper[y]	Short	143
March 2016	53	Corn[y]	Short	(4,260)
March 2016	18	Cotton No. 2[y]	Short	15,392
March 2016	4	DAX Index[y]	Short	28,209
March 2016	23	E-Mini DJIA CBOT[y]	Short	(10,622)
March 2016	18	E-Mini Russell 2000[y]	Short	189,334
March 2016	6	Euro Fx Future with American Style Options[y]	Short	5,687
March 2016	7	Euro/Japanese Yen[y]	Short	20,247
March 2016	9	Feeder Cattle[y]	Short	(14,551)
March 2016	19	FTSE 100 Index[y]	Short	20,541
March 2016	50	FTSE/JSE Top 40 Index[y]	Short	3,257
March 2016	9	FTSE/MIB Index[y]	Short	76,206
March 2016	41	Lead[y]	Short	(1,146)
March 2016	45	Mexican Peso[y]	Short	85,784
March 2016	8	NASDAQ 100 E-Mini[y]	Short	(14,592)
March 2016	9	New Zealand Dollar[y]	Short	11,411
March 2016	20	Nickel[y]	Short	6,541
March 2016	13	Nikkei 225[y]	Short	(20,083)
March 2016	13	Nymex Palladium[y]	Short	57,431
March 2016	48	Premium High Grade Aluminum[y]	Short	(48,642)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Expiration		Open Contracts	Position	Unrealized Appreciation (Depreciation)
March 2016	30	S&P 500 Index	Short	$134,689
March 2016	18	S&P 500 Index[y]	Short	(12,550)
March 2016	15	S&P MID 400 E-Mini[y]	Short	93,041
March 2016	17	S&P/Toronto Stock Exchange 60 Index[y]	Short	(21,638)
March 2016	7	Silver[y]	Short	(6,796)
March 2016	30	Soybean[y]	Short	16,279
March 2016	49	Soybean Meal[y]	Short	49,053
March 2016	21	Soybean Oil[y]	Short	194
March 2016	23	SPI 200 Index[y]	Short	(28,371)
March 2016	8	Swiss Franc[y]	Short	34,433
March 2016	218	The EURO STOXX 50 Index	Short	483,266
March 2016	35	The EURO STOXX 50 Index[y]	Short	62,354
March 2016	6	TOPIX Index[y]	Short	(29,881)
March 2016	1	U.S. Treasury 2-Year Note[y]	Short	(1,454)
March 2016	38	Wheat[y]	Short	3,695
March 2016	34	Zinc[y]	Short	(60,876)
April 2016	6	Gold 100 Oz.[y]	Short	(11,654)
April 2016	9	Lead[y]	Short	(25,002)
April 2016	15	Lean Hog[y]	Short	(20,121)
April 2016	14	Live Cattle[y]	Short	(22,907)
April 2016	11	Nickel[y]	Short	(1,386)
April 2016	16	Platinum[y]	Short	204
April 2016	27	Premium High Grade Aluminum[y]	Short	(33,999)
April 2016	18	Zinc[y]	Short	(59,453)
Total				$1,656,941

[y] The security is held by the Subsidiary.

Long Short Multi-Manager
Expiration		Open Contracts	Position	Unrealized Appreciation (Depreciation)
March 2016	5	S&P 500 Index	Short	$18,302
March 2016	30	The EURO STOXX 50 Index	Short	55,694
Total				$73,996

At January 31, 2016, the notional value of financial futures was:

	Long Positions	Short Positions
Absolute Return Multi-Manager	$330,968,545	$(81,598,217)
Long Short Multi-Manager	$-	$(1,466,595)

At January 31, 2016, Absolute Return Multi-Manager had outstanding total return swaps as follows:

Counterparty	Underlying Reference Instrument	Termination Date	Currency	Notional Value(1)	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	IBEX 35 Index Futures[y]	February 19, 2016	EUR	(1,349,191)	$37,637
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index Futures[y]	March 10, 2016	KRW	(2,375,187,820)	42,481
					$80,118

[y] The security is held by the Subsidiary.
(1)          Notional value represents the value (including any fees or commissions) of the short positions when they were established.

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)

At January 31, 2016, the outstanding equity swaps@ for the Funds were as follows:

Absolute Return Multi-Manager

Counterparty	Description	Expiration Date(s)	Value
J.P. Morgan Chase Bank, N.A.	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	5/12/16-6/27/16	$(2,821,880)

@ The following table represents the individual long and short positions and related values of the equity swaps as of January 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Long Positions

Brazil
Porto Sudeste Royalties FIP	3,867,765	$4,670,237	$(2,494,511)
Canada
Athabasca Oil Corp.	722,400	787,776	(24,587)

France
Amundi SA	13,322	687,732	(133,049)
Cap Gemini SA	15,127	1,407,999	(30,174)
Elior	64,545	1,255,556	39,393
Schneider Electric SE	16,225	876,596	(13,412)
Societe Television Francaise 1	226,045	2,843,925	(311,922)
Vinci SA	26,837	1,734,048	80,659
Zodiac Aerospace	34,846	936,409	(208,992)
			(577,497)
Ireland
Bank of Ireland	5,094,188	1,936,094	(258,460)
CRH PLC	31,986	920,484	(79,171)
Kerry Group PLC	12,140	878,936	111,354
Shire PLC	43,533	2,778,504	(353,124)
			(579,401)
United Kingdom
BG Group PLC	680,590	9,447,657	778,596
Premier Oil PLC	351,334	592,351	(482,215)f N
Prudential PLC	77,978	1,639,176	(119,736)
Rexam PLC	555,358	4,421,055	326,922
RSA Insurance Group PLC	131,012	769,842	7,489
SABMiller PLC	115,878	6,533,824	372,093
Spire Healthcare Group PLC	117,464	521,528	19,426
			902,575
United States
Northern Tier Energy LP	1,062	27,968	(674)
Safeway, Inc.	429,292	0[z]	150,252f N
Safeway, Inc.	429,292	0[z]	21,465f N
Signet Jewelers Ltd.	6,849	881,341	(107,051)
			63,992

Total Long Positions of Equity Swaps			(2,709,429)
β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Short Positions

France
Airbus Group SE	(13,712)	$(817,591)	$(41,279)
Netherlands
Royal Dutch Shell PLC	(303,137)	(6,811,991)	242,184
Portugal
Banco BPI SA	(359,039)	(408,843)	15,618

United Kingdom
Barratt Developments PLC	(96,152)	(824,512)	3,155
Berkeley Group Holdings PLC	(9,080)	(422,721)	(34,640)
ITV PLC	(114,175)	(421,566)	(12,485)
John Wood Group PLC	(76,474)	(614,323)	(86,341)
Schroders PLC	(22,190)	(821,821)	(39,468)
Taylor Wimpey PLC	(147,933)	(405,827)	268
			(169,511)

Total Short Positions of Equity Swaps			47,012

Total Long and Short Positions of Equity Swaps			(2,662,417)

Financing Costs and Other Receivables/(Payables)			(159,463)

Equity Swaps, at value—J.P. Morgan Chase Bank, N.A.			(2,821,880)

Counterparty	Description	Expiration Date(s)	Value
Morgan Stanley	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	12/2/16-1/26/17	$(1,915,940)
@ The following table represents the individual long and short positions and related values of the equity swaps as of January 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Long Positions

Brazil
Cia Brasileira de Distribuicao	11,866	$145,640	$(32,320)
Hypermarcas SA	43,038	265,109	(24,622)
			(56,942)
France
Amundi SA	10,392	517,943	(85,255)
BNP Paribas SA	18,307	1,073,725	(206,572)
Iliad SA	6,799	1,540,835	160,931
JCDecaux SA	11,333	431,769	13,642
Publicis Groupe SA	15,650	1,011,193	(74,165)
Remy Cointreau SA	32,016	2,291,794	3,523
Societe Generale SA	5,285	251,159	(49,746)
			(237,642)
India
Dr Reddy's Laboratories Ltd.	9,427	447,716	(24,161)

Ireland
iShares Euro High Yield Corporate Bond UCITS ETF	9,013	1,022,659	(27,730)
Ryanair Holdings PLC	127,994	2,004,600	(107,094)
			(134,824)
Jordan
Hikma Pharmaceuticals PLC	18,592	576,156	(41,552)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Luxembourg
Eurofins Scientific SE	2,389	$886,946	$(103,686)

Portugal
Jeronimo Martins SGPS SA	29,495	404,300	5,963

South Africa
Aspen Pharmacare Holdings Ltd.	18,484	383,837	(70,830)

South Korea
NAVER Corp.	698	379,293	(13,671)

Switzerland
LafargeHolcim Ltd.	3,822	189,468	(29,327)
Syngenta AG	2,798	1,007,191	19,575
			(9,752)
Turkey
Migros Ticaret AS	51,924	313,052	(32,491)

United Kingdom
Admiral Group PLC	90,034	2,093,265	182,590
ASOS PLC	11,286	551,720	(52,392)
Barclays PLC	291,333	950,332	(178,208)
Burberry Group PLC	8,580	147,924	(1,828)
Croda International PLC	25,651	1,052,776	(10,367)
ITV PLC	627,876	2,393,303	(6,348)
Pets at Home Group PLC	55,960	229,276	(24,351)
Rexam PLC	338,695	2,810,511	85,128
RSA Insurance Group PLC	148,422	920,962	(40,332)
Smith & Nephew PLC	98,797	1,547,053	88,762
Smiths Group PLC	19,486	277,483	(15,515)
Sports Direct International PLC	493,850	3,975,102	(1,050,579)
			(1,023,440)
United States
Alphabet, Inc.	3,068	2,389,864	(54,043)
Apple, Inc.	11,226	1,296,233	(203,494)
Coach, Inc.	22,781	717,104	126,933
Expedia, Inc.	7,365	921,003	(176,843)
Mead Johnson Nutrition Co.	12,442	992,136	(90,216)
The Williams Cos., Inc.	220,240	3,839,424	411,208
			13,545

Total Long Positions of Equity Swaps			(1,729,483)

Short Positions

France
Air France-KLM	(65,282)	(445,262)	(77,429)
Electricite de France SA	(19,721)	(284,709)	27,489
Kering	(2,995)	(519,494)	16,437
Lagardere SCA	(27,189)	(792,550)	21,153
Orange SA	(54,886)	(928,722)	(42,227)
			(54,577)
Germany
Deutsche Lufthansa AG	(33,727)	(498,795)	6,831
Deutsche Telekom AG	(55,183)	(984,970)	27,598
			34,429
Italy
Eni SpA	(48,515)	(769,897)	71,949

Netherlands
Koninklijke Ahold NV	(55,886)	(1,173,962)	(86,810)
Spain
Industria de Diseno Textil SA	(79,793)	(2,851,974)	242,790

Switzerland
Givaudan SA	(508)	(894,390)	(51,338)
Roche Holding AG	(1,377)	(364,959)	10,207
			(41,131)
β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
United Kingdom
Bunzl PLC	(33,528)	$(905,165)	$12,747
GlaxoSmithKline PLC	(29,037)	(554,351)	(41,033)
Marks & Spencer Group PLC	(466,642)	(3,265,487)	445,569
WPP PLC	(44,374)	(964,085)	4,908
			422,191
United States
Ball Corp.	(7,695)	(527,205)	12,948
Energy Transfer Equity LP	(93,651)	(879,186)	66,296
Merck & Co., Inc.	(5,871)	(317,182)	19,698
Pfizer, Inc.	(10,069)	(330,693)	23,689
			122,631

Total Short Positions of Equity Swaps			711,472

Total Long and Short Positions of Equity Swaps			(1,018,011)

Financing Costs and Other Receivables/(Payables)			(897,929)

Equity Swaps, at value—Morgan Stanley			$(1,915,940)

Total Equity Swaps, at value			$(4,737,820)

Long Short Multi-Manager
Counterparty	Description	Expiration Date(s)	Value
J.P. Morgan Chase Bank, N.A.	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	6/27/16-9/19/16	$(96,208)
@ The following table represents the individual long and short positions and related values of the equity swaps as of January 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Long Positions

France
Amundi SA	584	$29,862	$(5,547)
Cap Gemini SA	664	61,625	(1,145)
Elior	2,837	55,256	1,662
Schneider Electric SE	714	38,576	(590)
Societe Television Francaise 1	9,940	125,339	(13,998)
Vinci SA	1,179	76,179	3,544
Zodiac Aerospace	1,536	41,121	(9,057)
			(25,131)
Ireland
Bank of Ireland	213,544	80,766	(10,441)
CRH PLC	1,407	40,526	(3,518)
Kerry Group PLC	510	36,617	4,985
Shire PLC	1,913	122,456	(15,876)
			(24,850)
United Kingdom
Premier Oil PLC	14,898	28,318	(23,647)fN
Prudential PLC	3,429	70,529	(3,713)
Spire Healthcare Group PLC	5,161	22,930	837
			(26,523)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
United States
Signet Jewelers Ltd.	301	$38,733	$(4,704)

Total Long Positions of Equity Swaps			(81,208)

Short Positions

France
Airbus Group SE	(603)	(35,954)	(1,815)
Portugal
Banco BPI SA	(15,781)	(17,970)	686

United Kingdom
Barratt Developments PLC	(4,213)	(35,858)	(130)
Berkeley Group Holdings PLC	(380)	(17,710)	(1,431)
ITV PLC	(5,021)	(18,539)	(549)
John Wood Group PLC	(3,362)	(27,007)	(3,796)
Schroders PLC	(980)	(36,295)	(1,743)
Taylor Wimpey PLC	(6,482)	(17,782)	11
			(7,638)

Total Short Positions of Equity Swaps			(8,767)

Total Long and Short Positions of Equity Swaps			(89,975)

Financing Costs and Other Receivables/(Payables)			(6,233)

Equity Swaps, at value - J.P. Morgan Chase Bank, N.A.			$(96,208)

Counterparty	Description	Expiration Date(s)	Value
Morgan Stanley	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	12/2/16-12/12/16	$(179,052)

@ The following table represents the individual long and short positions and related values of the equity swaps as of January 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Long Positions

Brazil
Cia Brasileira de Distribuicao	1,420	$14,989	$(1,428)
Hypermarcas SA	5,147	27,881	879
			(549)
France
Amundi SA	572	25,397	(1,581)
BNP Paribas SA	2,192	124,159	(20,330)
Iliad SA	811	192,416	10,574
JCDecaux SA	1,353	51,359	1,817
Publicis Groupe SA	1,874	121,449	(9,245)
Remy Cointreau SA	3,829	269,107	5,405
Societe Generale SA	2,260	102,990	(16,860)
			(30,220)
India
Dr Reddy's Laboratories Ltd.	1,129	51,709	(983)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Ireland
iShares Euro High Yield Corporate Bond UCITS ETF	991	$110,849	$(1,454)
Ryanair Holdings PLC	15,304	247,968	(21,087)
			(22,541)
Jordan
Hikma Pharmaceuticals PLC	2,225	70,673	(6,694)

Luxembourg
Eurofins Scientific SE	285	100,683	(7,242)

Portugal
Jeronimo Martins SGPS SA	3,531	45,268	3,847

South Africa
Aspen Pharmacare Holdings Ltd.	680	13,813	(2,298)

South Korea
NAVER Corp.	25	13,441	(346)

Switzerland
LafargeHolcim Ltd.	1,638	78,012	(9,380)
Syngenta AG	331	123,623	(2,158)
			(11,538)
Turkey
Migros Ticaret AS	969	5,861	(625)

United Kingdom
Admiral Group PLC	10,773	249,464	22,853
ASOS PLC	1,352	64,645	(4,828)
Barclays PLC	34,855	108,141	(15,764)
Burberry Group PLC	1,027	17,235	252
Croda International PLC	3,070	130,173	(5,414)
ITV PLC	75,121	290,905	(5,323)
Pets at Home Group PLC	1,310	5,364	(568)
Rexam PLC	40,524	342,773	3,683
RSA Insurance Group PLC	17,760	106,709	(1,334)
Smith & Nephew PLC	11,792	188,880	6,364
Smiths Group PLC	2,333	31,472	(107)
Sports Direct International PLC	58,944	443,264	(94,204)
			(94,390)
United States
Alphabet, Inc.	376	286,560	(293)
Apple, Inc.	1,474	156,223	(12,744)
Coach, Inc.	2,726	87,998	13,000
Expedia, Inc.	880	107,484	(18,569)
Mead Johnson Nutrition Co.	1,487	115,900	(8,107)
			(26,713)

Total Long Positions of Equity Swaps			(200,292)

Short Positions

France
Air France-KLM	(7,811)	(58,732)	(3,808)
Electricite de France SA	(2,360)	(33,341)	2,559
Kering	(358)	(59,904)	(227)
Lagardere SCA	(3,253)	(94,018)	1,725
Orange SA	(6,568)	(108,905)	(7,285)
			(7,036)
Germany
Deutsche Lufthansa AG	(4,199)	(65,614)	4,365
Deutsche Telekom AG	(6,601)	(116,304)	1,783
			6,148
Italy
Eni SpA	(5,802)	(86,261)	2,792

Netherlands
Koninklijke Ahold NV	(6,688)	(141,365)	(9,514)

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Spain
Industria de Diseno Textil SA	(9,550)	$(323,771)	$11,492

Switzerland
Givaudan SA	(60)	(104,179)	(7,521)
Roche Holding AG	(162)	(42,994)	1,258
			(6,263)
United Kingdom
Bunzl PLC*	(4,010)	(105,621)	(1,113)
GlaxoSmithKline PLC	(3,475)	(66,815)	(4,438)
Marks & Spencer Group PLC*	(55,828)	(359,178)	21,809
WPP PLC	(5,309)	(115,249)	491
			16,749
United States
Ball Corp.	(919)	(64,409)	2,992
Merck & Co., Inc.	(703)	(36,581)	960
Pfizer, Inc.	(1,204)	(38,604)	1,894
			5,846

Total Short Positions of Equity Swaps			20,214

Total Long and Short Positions of Equity Swaps			(180,078)

Financing Costs and Other Receivables/(Payables)			1,026

Equity Swaps, at value - Morgan Stanley			$(179,052)
Total Equity Swaps, at value			$(275,260)

(a)	Notional value represents the value (including any fees or commissions) of the long and short positions when they were established.
f	Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.
N	These securities have been deemed by the investment manager to be illiquid.
z	A zero balance reflects actual amounts rounding to less than $1.
*	Security did not produce income during the last twelve months.

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
At January 31, 2016, Absolute Return Multi-Manager had outstanding OTC credit default swaps as follows:

OTC Credit Default Swap Contracts—Buy Protection
Swap Counterparty	Reference Entity	Notional Amount(1)	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
J.P. Morgan Chase Bank, N.A.	Avon Products, Inc., 6.500%, 03/01/19	$2,000,000	5.000	September 20, 2020	$333,984	$(119,788)	$214,196	$(11,111)	$203,085
J.P. Morgan Chase Bank, N.A.	Avon Products, Inc., 6.500%, 03/01/19	1,000,000	5.000	December 20, 2020	177,811	(172,721)	5,090	(5,556)	(466)
J.P. Morgan Chase Bank, N.A.	Best Buy Co., Inc., 5.500%, 03/15/21	3,000,000	5.000	September 20, 2020	(332,568)	339,672	7,104	(16,666)	(9,562)
J.P. Morgan Chase Bank, N.A.	Darden Restaurants, Inc., 6.200%, 10/15/17	5,000,000	1.000	September 20, 2020	(57,893)	32,766	(25,127)	(5,556)	(30,683)
J.P. Morgan Chase Bank, N.A.	JC Penney Corp., Inc., 6.375%, 10/15/36	3,000,000	5.000	September 20, 2020	381,602	(133,098)	248,504	(16,666)	231,838
J.P. Morgan Chase Bank, N.A.	Staples, Inc., 2.750%, 01/12/18	3,000,000	1.000	September 20, 2020	177,647	(82,383)	95,264	(3,333)	91,931
J.P. Morgan Chase Bank, N.A.	United States Steel Corp., 6.650%, 06/01/37	1,000,000	5.000	December 20, 2018	380,150	(169,543)	210,607	(5,556)	205,051
J.P. Morgan Chase Bank, N.A.	United States Steel Corp., 6.650%, 06/01/37	1,000,000	5.000	December 20, 2018	380,150	(184,252)	195,898	(5,556)	190,342
J.P. Morgan Chase Bank, N.A.	United States Steel Corp., 6.650%, 06/01/37	2,000,000	5.000	September 20, 2020	931,379	(41,688)	889,691	(11,111)	878,580
Total					$2,372,262	$(531,035)	$1,841,227	$(81,111)	$1,760,116

*       The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the
         OTC credit default swaps.
(1)    Notional value represents the value (including any fees or commissions) of the long and short positions when they were established.

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)

At January 31, 2016, Absolute Return Multi-Manager had outstanding centrally cleared credit default index swaps as follows:

Centrally Cleared Credit Default Swap Index Contracts—Buy Protection
Clearinghouse	Reference Entity	Notional Amount(1)	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
ICE Clear Credit	CDX North America Investment Grade	$10,000,000	1.000	December 20, 2020	$5,083	$63,509	$68,592	$(11,111)	$57,481
ICE Clear Credit	iTraxx Europe Crossover Index	EUR(2) 11,000,000	5.000	December 20, 2020	(674,285)	1,009,512	335,227	(66,202)	269,025
Total					$(669,202)	$1,073,021	$403,819	$(77,313)	$326,506

*       The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the centrally cleared credit default index swaps.
(1)    Notional value represents the value (including any fees or commissions) of the long and short positions when they were established.
(2)    EUR Euro

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)

At January 31, 2016, the Fund had outstanding total return swaps as follows:

Absolute Return Multi-Manager Fund

Long Total Return Swaps
Swap Counterparty	Reference Entity	Notional Amount(1)	Termination Date	Variable-rate	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable (Payable)	Total Fair Value
J.P. Morgan Chase Bank, N.A.	The EURO STOXX 50 Index	EUR(2) 1,680,944	December 28, 2016	0.129%(3)	$(244,224)	$(65)	$(244,289)
J.P. Morgan Chase Bank, N.A.	The EURO STOXX 50 Index	1,845,748	December 28, 2016	0.129%(3)	9,068	(71)	8,997
J.P. Morgan Chase Bank, N.A.	The EURO STOXX 50 Index	626,179	December 28, 2016	0.121%(4)	(9,129)	-	(9,129)
Totals					$(244,285)	$(136)	$(244,421)

Short Total Return Swaps
Swap Counterparty	Reference Entity	Notional Amount(1)	Termination Date	Variable-rate	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable (Payable)	Total Fair Value
J.P. Morgan Chase Bank, N.A.	Bank Mandiri	(294,544)	June 30, 2016	(2.575)%(5)	$21,308	$(295)	$21,013
J.P. Morgan Chase Bank, N.A.	Bank Rakyat Indonesia	(305,316)	July 11, 2016	(2.575)%(5)	(5,690)	(306)	(5,996)
J.P. Morgan Chase Bank, N.A.	Bank Central Asia	(504,772)	August 22, 2016	(2.575)%(5)	(18,144)	(506)	(18,650)
J.P. Morgan Chase Bank, N.A.	Bank Central Asia	(412,732)	August 22, 2016	(2.575)%(5)	(27,696)	(413)	(28,109)
J.P. Morgan Chase Bank, N.A.	Bank Central Asia	(71,282)	August 22, 2016	(2.575)%(5)	(818)	(71)	(889)
J.P. Morgan Chase Bank, N.A.	Delta Electronics, Inc.	(568,988)	September 19, 2016	(0.075)%(6)	82,059	(16)	82,043
J.P. Morgan Chase Bank, N.A.	Delta Electronics, Inc.	(109,297)	September 19, 2016	(0.075)%(7)	21,224	(2)	21,222
J.P. Morgan Chase Bank, N.A.	Delta Electronics, Inc.	(33,022)	September 19, 2016	(0.075)%(7)	2,830	(1)	2,829
Totals					$75,073	$(1,610)	$73,463
Total total return swaps					$(169,212)	$(1,746)	$(170,958)

(1) Notional value represents the value (including any fees or commissions) of the long and short positions when they were established.
(2) EUR Euro
(3) 1 month EURIBOR plus 0.35% at January 15, 2016
(4) 1 month EURIBOR plus 0.35% at January 29, 2016
(5) 1 month LIBOR minus 3.00% at January 13, 2016.
(6) 1 month LIBOR minus 0.50% at January 15, 2016.
(7) 1 month LIBOR minus 0.50% at January 15, 2016.
β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Notes to Schedule of Investmentsβ (cont’d)
At January 31, 2016, the outstanding total return swap contracts were as follows:

Long Short Multi-Manager Fund

Long Total Return Swaps
Swap Counterparty	Reference Entity	Notional Amount(1)	Termination Date	Variable-rate	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable (Payable)	Total Fair Value
J.P. Morgan Chase Bank, N.A.	The EURO STOXX 50 Index	EUR(2) 27,520	December 28, 2016	0.121%(3)	$(401)	$-	$ (401)
J.P. Morgan Chase Bank, N.A.	The EURO STOXX 50 Index	73,907	December 28, 2016	0.129%(4)	(10,738)	(3)	(10,741)
J.P. Morgan Chase Bank, N.A.	The EURO STOXX 50 Index	81,080	December 28, 2016	0.129%(4)	398	(3)	395
Totals					$(10,741)	$(6)	$ (10,747)

Short Total Return Swaps
Swap Counterparty	Reference Entity	Notional Amount(1)	Termination Date	Variable-rate	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable (Payable)	Total Fair Value
J.P. Morgan Chase Bank, N.A.	Bank Mandiri	$(11,792)	June 30, 2016	(2.575%)(5)	$853	$(12)	$841
J.P. Morgan Chase Bank, N.A.	Bank Rakyat Indonesia	(12,317)	July 11, 2016	(2.575%)(5)	(230)	(12)	(242)
J.P. Morgan Chase Bank, N.A.	Bank Central Asia	(15,691)	August 22, 2016	(2.575%)(5)	(1,053)	(15)	(1,068)
J.P. Morgan Chase Bank, N.A.	Bank Central Asia	(21,814)	August 22, 2016	(2.575%)(5)	(784)	(22)	(806)
J.P. Morgan Chase Bank, N.A.	Delta Electronics, Inc.	(1,145)	September 19, 2016	(0.075%)(6)	98	-	98
J.P. Morgan Chase Bank, N.A.	Delta Electronics, Inc.	(23,277)	September 19, 2016	(0.075%)(7)	3,357	(1)	3,356
Totals					$2,241	$(62)	$2,179
Total total return swaps					$(8,500)	$(68)	$(8,568)

(1) Notional value represents the value (including any fees or commissions) of the long and short positions when they were established.
(2) EUR Euro
(3) 1 month EURIBOR plus 0.35% at January 29, 2016.
(4) 1 month EURIBOR plus 0.35% at January 15, 2016.
(5) 1 month LIBOR minus 3.00% at January 13, 2016.
(6) 1 month LIBOR minus 0.50% at January 15, 2016.
(7) 1 month LIBOR minus 0.50% at January 13, 2016.

β Consolidated Schedule of Investments for Absolute Return Multi-Manager

Schedule of Investments Neuberger Berman Global Long Short Fund (Unaudited) 01/31/16

Number of Shares		Value	†

Long Positions (101.5%)

Common Stocks (83.8%)

Belgium (4.0%)
711	Ackermans & van Haaren NV	$ 92,122	Ø
1,450	Anheuser-Busch InBev SA	182,361	Ø
13,987	Ion Beam Applications	471,472	Ø
		745,955
Brazil (0.6%)
3,534	Embraer SA ADR	101,708	Ø

Canada (1.6%)
4,958	lululemon athletica, Inc.	307,743	*£b

Denmark (1.2%)
3,566	Vestas Wind Systems A/S	233,339	Ø

Finland (0.8%)
3,578	Kone OYJ Class B	157,268	Ø

France (9.5%)
6,263	AXA SA	154,776	Ø
951	Ingenico Group SA	112,261	Ø
3,003	Klepierre	130,156	Ø
3,167	Legrand SA	174,440	Ø
4,089	Orpea	323,682	Ø
2,294	Renault SA	194,653	Ø
2,615	SCOR SE	91,154	Ø
8,232	Thales SA	626,577	Ø
		1,807,699
Germany (14.8%)
2,941	Covestro AG	97,963	*ñØ
2,578	Daimler AG	180,495	Ø
21,006	Deutsche Wohnen AG	553,804	Ø
2,392	Fresenius SE & Co. KGaA	158,728	Ø
5,849	Hella KGaA Hueck & Co.	244,350	Ø
4,158	Infineon Technologies AG	55,640	Ø
2,236	KUKA AG	171,906	Ø
11,051	Nordex SE	358,181	*Ø
5,403	ProSiebenSat.1 Media SE	269,955	Ø
1,680	Symrise AG	108,947	Ø
18,938	Vonovia SE	577,207	Ø
		2,777,176
Israel (2.0%)
5,981	Teva Pharmaceutical Industries Ltd. ADR	367,712	Ø

Italy (1.3%)
4,552	Brembo SpA	$ 186,767	Ø
4,291	Buzzi Unicem SpA	65,026	Ø
		251,793
Japan (11.9%)
800	Central Japan Railway Co.	148,491	Ø
13,981	Chiyoda Corp.	102,410	Ø
12,201	Daicel Corp.	179,490	Ø
1,058	Don Quijote Holdings Co. Ltd.	35,829	Ø
2,600	East Japan Railway Co.	238,986	Ø
7,048	Fuji Heavy Industries Ltd.	288,425	Ø
4,400	Japan Airlines Co. Ltd.	165,147	Ø
13,000	JTEKT Corp.	209,749	Ø
5,793	Kirin Holdings Co. Ltd.	82,267	Ø
4,070	Nomura Research Institute Ltd.	147,692	Ø
1,012	NTT Data Corp.	48,762	Ø
4,527	NTT DOCOMO, Inc.	100,401	Ø
5,800	Seibu Holdings, Inc.	116,002	Ø
14,184	Taisei Corp.	88,275	Ø
15,000	The Hiroshima Bank Ltd.	75,095	Ø
3,600	West Japan Railway Co.	233,240	Ø
		2,260,261
Netherlands (0.6%)
1,498	NXP Semiconductors NV	112,020	*Ø

South Africa (0.5%)
8,123	Brait SE	84,663	*Ø

Spain (0.6%)
5,580	Gamesa Corp. Tecnologica SA	104,282	Ø

Sweden (3.1%)
3,686	Assa Abloy AB Class B	78,125	Ø
2,380	Autoliv, Inc. SDR	245,669	Ø
23,584	RaySearch Laboratories AB	268,873	*Ø
		592,667
Switzerland (1.0%)
97	Givaudan SA	181,650	*Ø

United States (30.3%)
786	Accenture PLC Class A	82,955	Ø
1,985	Allegion PLC	120,212	Ø
369	Amazon.com, Inc.	216,603	*£b
3,938	Astec Industries, Inc.	146,887	Ø
2,426	B/E Aerospace, Inc.	98,132	Ø
6,519	Bank of America Corp.	92,179	£b
9,738	Booz Allen Hamilton Holding Corp.	275,488	£b
2,258	Bristol-Myers Squibb Co.	140,357	Ø
1,622	Eli Lilly & Co.	$ 128,300	Ø
1,249	Esterline Technologies Corp.	98,309	*Ø
849	Facebook, Inc. Class A	95,266	*Ø
2,366	Fiserv, Inc.	223,729	*£b
4,740	General Electric Co.	137,934	Ø
5,993	ITC Holdings Corp.	239,121	Ø
1,773	Jarden Corp.	94,058	*Ø
2,518	JPMorgan Chase & Co.	149,821	£b
1,465	Lockheed Martin Corp.	309,115	£b
4,472	NIKE, Inc. Class B	277,309	Ø
1,553	Northrop Grumman Corp.	287,398	£b
2,664	Orbital ATK, Inc.	240,373	Ø
3,258	Raytheon Co.	417,806	£b
3,208	salesforce.com, Inc.	218,336	*Ø
1,391	Stanley Black & Decker, Inc.	131,227	Ø
1,025	Tesoro Corp.	89,431	Ø
3,187	The Charles Schwab Corp.	81,364	Ø
611	The Goldman Sachs Group, Inc.	98,713	Ø
3,463	The Home Depot, Inc.	435,507	Ø@b
2,549	The TJX Cos., Inc.	181,591	Ø
735	The Walt Disney Co.	70,427	Ø
3,267	T-Mobile US, Inc.	131,170	*Ø
2,520	Valero Energy Corp.	171,033	Ø
830	Visa, Inc. Class A	61,827	Ø
1,063	Whirlpool Corp.	142,856	Ø
		5,684,834
Total Common Stocks (Cost $15,839,792)		15,770,770

Number of Contracts

Purchased Options (0.0%)
Call Options (0.0%)
17	Apple, Inc., Apr 2016 @ 125	238
16	Apple, Inc., Apr 2016 @ 130	176
15	Apple, Inc., Apr 2016 @ 135	135

Total Purchased Options (Cost $27,986)		549

Number of Shares

Short-Term Investment (17.7%)
3,335,852	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio Institutional Class, 0.21%	3,335,852	Ø<
	(Cost $3,335,852)

Total Long Positions (101.5%) (Cost $19,203,630)		$ 19,107,171	##

Cash, receivables and other assets, less liabilities (55.9%)		10,525,202	†††Ø

Short Positions (see summary below) ((57.4)%)		(10,801,834)

Total Net Assets (100.0%)		$ 18,830,539

Short Positions ((57.4)%)£ØØ

Common Stocks Sold Short (57.4%)

Belgium (1.8%)
(4,020)	Solvay SA	(333,029)

Canada (1.6%)
(210,004)	Bombardier, Inc. Class B	(146,908)	*
(11,373)	Finning International, Inc.	(144,831)
		(291,739)
Finland (1.0%)
(9,346)	Metso OYJ	(192,846)

France (3.5%)
(676)	Hermes International	(229,984)
(1,420)	LVMH Moet Hennessy Louis Vuitton SE	(228,402)
(1,446)	Remy Cointreau SA	(103,855)
(21,538)	Vallourec SA	(94,495)	f
		(656,736)
Germany (5.6%)
(5,077)	BASF SE	(338,399)
(2,789)	Bayerische Motoren Werke AG	(232,282)
(2,093)	HUGO BOSS AG	(166,692)
(3,300)	Salzgitter AG	(70,488)
(3,353)	Wacker Chemie AG	(245,426)
		(1,053,287)
Italy (2.6%)
(65,700)	Prada SpA	(196,091)
(12,686)	Salvatore Ferragamo SpA	(286,936)
		(483,027)
Japan (6.2%)
(10,300)	Hitachi Construction Machinery Co. Ltd.	(150,193)
(10,493)	JFE Holdings, Inc.	(142,244)
(9,800)	Komatsu Ltd.	(146,527)
(31,109)	Marubeni Corp.	(148,791)
(9,988)	Mitsubishi Corp.	(160,107)
(14,466)	Mitsui & Co. Ltd.	(164,430)
(8,175)	Nippon Steel & Sumitomo Metal Corp.	(146,531)
(11,119)	Sumitomo Corp.	(110,836)
		(1,169,659)
Luxembourg (0.8%)
(39,413)	ArcelorMittal	(149,524)

Singapore (0.5%)
(753)	Avago Technologies Ltd.	(100,684)

Spain (0.7%)
(12,455)	Repsol SA	(129,140)

Sweden (2.7%)
(7,681)	Atlas Copco AB Class A	(164,425)
(20,701)	Sandvik AB	(173,232)
(11,071)	SKF AB Class B	(168,850)
		(506,507)
Switzerland (4.3%)
(10,628)	ABB Ltd.	(183,652)	*
(2,746)	Cie Financiere Richemont SA	(178,479)
(30,444)	STMicroelectronics NV	(198,893)
(744)	The Swatch Group AG	(254,454)
		(815,478)
United Kingdom (0.5%)
(2,401)	Michael Kors Holdings Ltd.	(95,800)	*

United States (25.6%)
(4,276)	AGCO Corp.	(208,541)
(4,574)	Ascena Retail Group, Inc.	(33,756)	*
(6,027)	Bed Bath & Beyond, Inc.	(260,186)	*
(6,114)	Best Buy Co., Inc.	(170,764)
(3,797)	Caterpillar, Inc.	(236,325)
(12,257)	Chico's FAS, Inc.	(127,350)
(2,153)	Crane Co.	(102,827)
(2,218)	Cummins, Inc.	(199,376)
(2,463)	Dillard's, Inc. Class A	(173,420)
(969)	Dover Corp.	(56,638)
(3,391)	Emerson Electric Co.	(155,918)
(3,612)	Flowserve Corp.	(139,568)
(2,828)	Fluor Corp.	(126,949)
(4,274)	Franklin Resources, Inc.	(148,137)
(13,842)	Freeport-McMoRan, Inc.	(63,673)
(1,415)	IDEX Corp.	(102,602)
(815)	International Business Machines Corp.	(101,704)
(3,082)	KBR, Inc.	(43,949)
(2,191)	Kohl's Corp.	(109,002)
(1,750)	MSC Industrial Direct Co., Inc. Class A	(113,417)
(12,323)	Owens-Illinois, Inc.	(159,460)	*
(1,540)	Parker-Hannifin Corp.	(149,626)
(36,751)	Pier 1 Imports, Inc.	(147,739)
(1,121)	Praxair, Inc.	(112,100)
(1,780)	Ralph Lauren Corp.	(200,250)
(1,447)	Skyworks Solutions, Inc.	(99,727)
(4,669)	SPX FLOW, Inc.	(111,309)	*
(9,343)	The Gap, Inc.	(230,959)
(6,219)	Urban Outfitters, Inc.	$ (142,291)	*
(842)	Valmont Industries, Inc.	(89,749)
(4,355)	VF Corp.	(272,623)
(4,855)	WESCO International, Inc.	(196,045)	*
(2,475)	Williams-Sonoma, Inc.	(127,858)
(562)	WW Grainger, Inc.	(110,540)
		(4,824,378)
Total Common Stocks Sold Short (Proceeds $(11,793,320))		(10,801,834)

Total Short Positions (Proceeds $(11,793,320))		(10,801,834)

LONG POSITIONS BY INDUSTRY GLOBAL LONG SHORT FUND (UNAUDITED)
Industry	Investments at Value†	Percentage of Net Assets
Aerospace & Defense	$ 2,179,418	11.6%
Real Estate Management & Development	1,131,011	6.0%
Electrical Equipment	870,242	4.6%
IT Services	840,453	4.5%
Machinery	817,037	4.3%
Auto Components	676,786	3.6%
Automobiles	663,573	3.5%
Pharmaceuticals	636,369	3.4%
Road & Rail	620,717	3.3%
Specialty Retail	617,098	3.3%
Textiles, Apparel & Luxury Goods	585,052	3.1%
Chemicals	568,050	3.0%
Health Care Providers & Services	482,410	2.6%
Health Care Equipment & Supplies	471,472	2.5%
Media	340,382	1.8%
Banks	317,095	1.7%
Health Care Technology	268,873	1.4%
Capital Markets	264,740	1.4%
Beverages	264,628	1.4%
Oil, Gas & Consumable Fuels	260,464	1.4%
Industrial Conglomerates	253,936	1.3%
Insurance	245,930	1.3%
Electric Utilities	239,121	1.3%
Household Durables	236,914	1.3%
Wireless Telecommunication Services	231,571	1.2%
Software	218,336	1.2%
Internet & Catalog Retail	216,603	1.1%
Building Products	198,337	1.1%
Construction & Engineering	190,685	1.0%
Semiconductors & Semiconductor Equipment	167,660	0.9%
Airlines	165,147	0.9%
Real Estate Investment Trusts	130,156	0.7%
Electronic Equipment, Instruments & Components	112,261	0.6%
Internet Software & Services	95,266	0.5%
Diversified Financial Services	92,122	0.5%
Construction Materials	65,026	0.3%
Multiline Retail	35,829	0.2%
Short-Term Investments and Other Assets-Net	13,861,603	73.6%
Short Positions (see summary on next page)	(10,801,834)	(57.4)%
	$ 18,830,539	100.0%

SHORT POSITIONS BY INDUSTRY GLOBAL LONG SHORT FUND (UNAUDITED)
Industry	Investments at Value†	Percentage of Net Assets
Machinery	$ (2,392,634)	(12.7)%
Textiles, Apparel & Luxury Goods	(2,109,711)	(11.2)%
Specialty Retail	(1,240,903)	(6.6)%
Trading Companies & Distributors	(1,148,997)	(6.1)%
Chemicals	(1,028,954)	(5.5)%
Metals & Mining	(572,460)	(3.0)%
Semiconductors & Semiconductor Equipment	(399,304)	(2.1)%
Electrical Equipment	(339,570)	(1.8)%
Multiline Retail	(282,422)	(1.5)%
Automobiles	(232,282)	(1.2)%
Construction & Engineering	(170,898)	(0.9)%
Containers & Packaging	(159,460)	(0.9)%
Capital Markets	(148,137)	(0.8)%
Aerospace & Defense	(146,908)	(0.8)%
Oil, Gas & Consumable Fuels	(129,140)	(0.7)%
Beverages	(103,855)	(0.6)%
IT Services	(101,704)	(0.5)%
Energy Equipment & Services	(94,495)	(0.5)%
Total Common Stock Sold Short	$ (10,801,834)	(57.4)%

See Notes to Schedule of Investments

January 31, 2016
Notes to Schedule of Investments Global Long Short (Unaudited)

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement”

(“ASC 820”), all investments held by Neuberger Berman Global Long Short Fund (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
• Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments (long and short positions) in equity securities and exchange-traded purchased option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of financial futures contracts (“financial futures”) is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swap contracts (“equity swaps”) is determined by Management by obtaining valuations from  independent pricing services using the underlying asset and stated LIBOR rate or Federal Funds floating rate (generally Level 2 or Level 3 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has

Notes to Schedule of Investments Global Long Short Fund (cont’d)

approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern Time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of January 31, 2016:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks^
Belgium	$—	$745,955	$—	$745,955
Denmark	—	233,339	—	233,339
Finland	—	157,268	—	157,268
France	—	1,807,699	—	1,807,699
Germany	—	2,777,176	—	2,777,176
Italy	—	251,793	—	251,793
Japan	—	2,260,261	—	2,260,261
South Africa	—	84,663	—	84,663
Spain	—	104,282	—	104,282
Sweden	—	592,667	—	592,667
Switzerland	—	181,650	—	181,650
Other Common Stocksß	6,574,017	—	—	6,574,017
Total Common Stocks	6,574,017	9,196,753	—	15,770,770
Purchased Options	549	—	—	549
Short-Term Investments	—	3,335,852	—	3,335,852
Total Long Positions	$6,574,566	$12,532,605	$—	$19,107,171

^ The Schedule of Investments (or Long Positions by Industry and Short Positions by Industry) provides information on the industry categorization for the portfolio.
ß All Level 1 securities that represent multiple geographic locations and/or industries. Please refer to the Schedule of Investments for additional information.
As of the period ended January 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another. Based on beginning of period market values as of November 1, 2015, $5,372,474 was transferred from Level 1 to Level 2. Interactive provided adjusted prices for these securities as of January 31, 2016, as stated in the description of the valuation methods of foreign equity securities in footnote † above.

Notes to Schedule of Investments Global Long Short Fund (cont’d)

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of January 31, 2016:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized appreciation)	$—	$36,293	$—	$36,293
Swap contracts	—	391,633	—	391,633
Financial futures (unrealized appreciation)	14,300	—	—	14,300
Total	$14,300	$427,926	$—	$442,226

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of January 31, 2016:

Liability Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Investments:
Common Stocks Sold Short^
Belgium	$—	$(333,029)	$—	$(333,029)
Finland	—	(192,846)	—	(192,846)
France	—	(562,241)	(94,495)	(656,736)
Germany	—	(1,053,287)	—	(1,053,287)
Italy	—	(483,027)	—	(483,027)
Japan	—	(1,169,659)	—	(1,169,659)
Luxembourg	—	(149,524)	—	(149,524)
Spain	—	(129,140)	—	(129,140)
Sweden	—	(506,507)	—	(506,507)
Switzerland	—	(815,478)	—	(815,478)
Other Common Stocks Sold Shortß	(5,312,601)	—	—	(5,312,601)
Total Common Stocks Sold Short	(5,312,601)	(5,394,738)	(94,495)	(10,801,834)
Total Short Positions	$(5,312,601)	$(5,394,738)	$(94,495)	$(10,801,834)

^ The Schedule of Investments (or Long Positions by Industry and Short Positions by Industry) provides information on the industry categorization for the portfolio.
ß All Level 1 securities that represent multiple geographic locations and/or industries. Please refer to the Schedule of Investments for additional information.
§ The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 11/1/15	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/16	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/16
Investments in Securities:
Common Stocks Sold ShortΩ
France	$—	$—	$112,950	$—	$(95,025)	$(112,420)	$—	$(94,495)	$98,017
Total	$—	$—	$112,950	$—	$(95,025)	$(112,420)	$—	$(94,495)	$98,017

Ω    These securities are valued based on a single quotation obtained from a dealer.  The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended January 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another. Based on beginning of period market values as of November 1, 2015, ($2,751,966) was transferred from Level 1 to Level 2. Interactive provided adjusted prices for these securities as of January 31, 2016, as stated in the description of the valuation methods of foreign equity securities in footnote † above.  In addition, ($112,420) was transferred from Level 1 to Level 3.  Common stocks that transferred into Level 3 were primarily due to the pricing methodology being based on dated inputs by Management (Level 3).

Notes to Schedule of Investments Global Long Short Fund (cont’d)

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of January 31, 2016:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized depreciation)	$—	$(2,221)	$—	$(2,221)
Swap contracts	—	(187,654)	—	(187,654)
Financial futures (unrealized depreciation)	(33,298)	—	—	(33,298)
Total	$(33,298)	$(189,875)	$—	$(223,173)

##
At January 31, 2016, the cost of investments for U.S. federal income tax basis was $19,203,630. Gross unrealized appreciation of investments was $546,940 and gross unrealized depreciation of investments was $643,399, resulting in net unrealized depreciation of $96,459 based on cost for U.S. federal income tax purposes.

*	Security did not produce income during the last twelve months.
£	At January 31, 2016, the Fund had pledged securities in the amount of $2,224,205 to cover collateral requirements for borrowing in connection with securities sold short.
@	At January 31, 2016, the Fund had pledged securities in the amount of $170,656 to cover collateral requirements for borrowing in connection with financial futures.
[b]	All or a portion of this security has been pledged as collateral.
[f]	Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.
ñ
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2016, these securities amounted to $97,963 of long positions or 0.5% of net assets for the Fund.

Ø	All or a portion of this security and/or cash is segregated in connection with obligations for securities sold short and/or forward contracts and/or swaps contracts and/or financial futures.
ØØ	At January 31, 2016, the Fund had deposited $11,465,013 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
≤	The rate shown is the annualized seven day yield as of January 31, 2016.
†††	At January 31, 2016, open forward contracts for the Fund were as follows:

Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Euro	Merrill Lynch International	10,225	$11,072	02/01/16	$5
Euro	J.P. Morgan Chase Bank, N.A.	22,395	24,248	02/01/16	12
Total					$17

Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Euro	Morgan Stanley	2,330,000	$2,545,520	02/18/16	$20,508
Euro	Morgan Stanley	1,258,000	1,363,203	02/18/16	(87)
Japanese Yen	Morgan Stanley	53,600,000	458,625	02/18/16	15,768
Japanese Yen	Morgan Stanley	105,300,000	867,882	02/18/16	(2,134)
Total					$34,055

At January 31, 2016, open positions in financial futures for the Fund were as follows:

Expiration		Open Contracts	Position	Unrealized Appreciation (Depreciation)
March 2016	5	S&P 500 E-Mini Futures	Long	$(33,298)
March 2016	11	Nikkei 225 Futures	Long	14,300
Total				$(18,998)

At January 31, 2016, the notional value of financial futures was $1,293,453 for long positions.

Notes to Schedule of Investments Global Long Short Fund (cont’d)
At January 31, 2016, the outstanding equity swaps* for the Fund were as follows:

Counterparty	Description	Expiration Date(s)	Value

Bank of America N.A.	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	5/16-7/17	$153,418

* The following table represents the individual long and short positions and related values of the equity swaps as of January 31, 2016.
Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Common Stocks Long Positions

France
Cap Gemini SA	1,199	$107,324	$1,885

Ireland
CRH PLC	3,586	104,711	(9,977)
Shire PLC	1,131	88,727	(25,715)
			(35,692)
Japan
Don Quijote Holdings Co. Ltd.	3,132	125,781	(21,653)
NTT Data Corp.	2,964	128,036	12,740
			(8,913)
Sweden
Assa Abloy AB	2,148	41,389	3,829

United Kingdom
BAE Systems PLC	31,580	241,400	(9,209)
British American Tobacco PLC	2,561	145,669	(3,461)
Croda International PLC	3,874	167,828	(10,395)
Derwent London PLC	2,197	117,673	(16,276)
Imperial Tobacco Group PLC	5,841	305,446	9,657
ITV PLC	68,987	280,386	(18,123)
			(47,807)
United States
Facebook, Inc.	2,005	176,920	48,061

Total Long Positions of Equity Swaps			(38,637)

Common Stocks Short Positions

Australia
BHP Billiton PLC	(15,266)	(170,391)	23,257

Chile
Antofagasta PLC	(24,364)	(161,880)	29,888

Switzerland
Glencore PLC	(101,615)	(123,344)	(6,215)

United Kingdom
Aberdeen Asset Management PLC	(82,558)	(362,454)	72,479
Anglo American PLC	(52,660)	(229,848)	21,663
Burberry Group PLC	(18,275)	(318,614)	7,435
Pearson PLC	(19,140)	(248,230)	33,050
Rio Tinto PLC	(9,096)	(251,107)	28,957
			163,584

Total Short Positions of Equity Swaps			210,514
Total Long and Short Positions of Equity Swaps			171,877

Financing Costs and Other Receivables/(Payables)			(18,459)

Equity Swaps, at value— Bank of America N.A.			$153,418

Counterparty	Description	Expiration Date(s)	Value

Goldman Sachs International	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	7/17/17 – 7/25/17	$(1,244)

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Common Stocks Long Positions

Ireland
Cairn Homes PLC	75,000	$96,034	$(162)

United Kingdom
Vodafone Group PLC	45,048	145,446	(1,727)

Total Long Positions of Equity Swaps			(1,889)

Common Stocks Short Positions

United Kingdom
Victrex PLC	(8,666)	(191,855)	705

Total Long and Short Positions of Equity Swaps			(1,184)

Financing Costs and Other Receivables/(Payables)			(60)

Equity Swaps, at value— Goldman Sachs International			$(1,244)

Notes to Schedule of Investments Global Long Short Fund (cont’d)

Counterparty	Description	Expiration Date(s)	Value

Morgan Stanley	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	3/15/16-7/20/17	$51,805

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)

Common Stocks Long Positions

Germany
Rheinmetall AG	4,896	$307,191	$40,740

United Kingdom
Croda International PLC	1,448	59,816	(971)

United States
Newell Rubbermaid, Inc.	1,846	86,900	(15,312)
Visa, Inc.	2,914	200,429	16,635
			1,323

Total Common Stocks Long Positions of Equity Swaps			41,092

Futures Long Positions
STOXX Europe 600 Real Estate	3,153	586,299	9,321
RTS Index	1	96,145	7,469
Total Futures Long Positions of Equity Swaps			16,790
Total Long Positions of Equity Swaps			57,882

Common Stocks Short Positions

United Kingdom
ARM Holdings PLC	(14,273)	(224,482)	22,529
HSBC Holdings PLC	(36,550)	(257,723)	1,333

Total Short Positions of Equity Swaps			23,862
Total Long and Short Positions of Equity Swaps			81,744

Financing Costs and Other Receivables/(Payables)			(29,939)

Equity Swaps, at value— Morgan Stanley			$51,805

Total Equity Swaps, at value			$203,979

(a)  Notional value represents the value (including any fees or commissions) of the long and short positions when they were established.

Schedule of Investments Flexible Select Fund
(Unaudited) 1/31/16

NUMBER OF SHARES		VALUE($)†

Common Stocks (83.2%)

Aerospace & Defense (2.9%)
7,877	Orbital ATK, Inc.	710,742
45,374	Spirit AeroSystems Holdings, Inc. Class A	1,923,857	*
		2,634,599
Air Freight & Logistics (2.0%)
13,803	FedEx Corp.	1,834,143

Airlines (2.3%)
32,640	Delta Air Lines, Inc.	1,445,626
29,242	JetBlue Airways Corp.	623,147	*
		2,068,773
Banks (8.4%)
15,774	Citigroup, Inc.	671,657
59,437	JPMorgan Chase & Co.	3,536,501
26,744	PNC Financial Services Group, Inc.	2,317,368
20,663	Wells Fargo & Co.	1,037,902
		7,563,428
Capital Markets (6.6%)
21,687	Bank of New York Mellon Corp.	785,503
7,651	BlackRock, Inc.	2,404,403
16,943	Goldman Sachs Group, Inc.	2,737,311
		5,927,217
Communications Equipment (1.3%)
76,103	Infinera Corp.	1,165,898	*

Electric Utilities (0.4%)
3,425	NextEra Energy, Inc.	382,607

Electronic Equipment, Instruments & Components (1.6%)
36,919	CDW Corp.	1,419,536

Food & Staples Retailing (6.0%)
18,474	Costco Wholesale Corp.	2,791,791
27,273	CVS Health Corp.	2,634,299
		5,426,090
Health Care Equipment & Supplies (0.9%)
8,648	Zimmer Biomet Holdings, Inc.	858,400

Health Care Providers & Services (3.5%)
20,073	Aetna, Inc.	2,044,234
10,046	UnitedHealth Group, Inc.	1,156,898
		3,201,132
Household Durables (0.8%)
16,623	Lennar Corp. Class A	700,659

Independent Power and Renewable Electricity Producers (0.5%)
36,897	Dynegy, Inc.	436,860	*

Insurance (2.2%)
14,136	American International Group, Inc.	798,401
14,474	Assurant, Inc.	1,176,881
		1,975,282
Life Sciences Tools & Services (1.4%)
9,553	ICON PLC	631,167	*
14,458	PRA Health Sciences, Inc.	622,850	*
		1,254,017
Machinery (1.5%)
87,825	Manitowoc Co., Inc.	1,382,365

Media (4.8%)
39,067	Comcast Corp. Class A	2,176,423
52,921	Twenty-First Century Fox, Inc. Class A	1,427,279
8,063	Walt Disney Co.	772,597
		4,376,299
Metals & Mining (0.8%)
34,906	Newmont Mining Corp.	696,724

Oil, Gas & Consumable Fuels (7.5%)
127,772	Cabot Oil & Gas Corp.	2,651,269
9,638	EOG Resources, Inc.	684,491
17,011	Pioneer Natural Resources Co.	2,108,513
19,869	Valero Energy Corp.	1,348,509
		6,792,782
Personal Products (0.8%)
16,574	Unilever NV	736,051

Pharmaceuticals (4.8%)
55,939	Pfizer, Inc.	1,705,580
13,300	Sanofi ADR	553,812
33,389	Teva Pharmaceutical Industries Ltd. ADR	2,052,756
		4,312,148
Semiconductors & Semiconductor Equipment (3.0%)
12,823	ASML Holding NV	1,177,664
20,193	NXP Semiconductors NV	1,510,033	*
		2,687,697
Software (8.0%)
60,332	Activision Blizzard, Inc.	2,100,760
7,061	Adobe Systems, Inc.	629,347	*
24,833	Intuit, Inc.	2,371,800
40,363	Oracle Corp.	1,465,581
35,062	Rovi Corp.	682,306	*
		7,249,794
Specialty Retail (3.7%)
12,798	Burlington Stores, Inc.	687,637	*
35,770	Express, Inc.	606,659	*
35,461	GNC Holdings, Inc. Class A	993,263
14,276	Lithia Motors, Inc. Class A	1,093,113
		3,380,672
Technology Hardware, Storage & Peripherals (2.4%)
21,984	Apple, Inc.	2,139,923

Textiles, Apparel & Luxury Goods (2.0%)
26,225	Deckers Outdoor Corp.	1,297,089	*
8,702	Luxottica Group SpA ADR	535,521
		1,832,610
Trading Companies & Distributors (1.6%)
48,474	AerCap Holdings NV	1,488,637	*

Wireless Telecommunication Services (1.5%)
33,007	T-Mobile US, Inc.	1,325,231	*

Total Common Stocks (Cost $75,906,468)		75,249,574

Mutual Funds (15.0%)
847,162	Neuberger Berman Core Bond Fund Institutional Class	8,738,562	§§
530,911	Neuberger Berman Unconstrained Bond Fund Institutional Class	4,768,146	§§

Total Mutual Funds (Cost $13,737,267)		13,506,708

Short-Term Investments (2.1%)
1,932,448	State Street Institutional Treasury Money Market Fund Premier Class, 0.12% (Cost $1,932,448)	1,932,448	d

Total Investments (100.3%) (Cost $91,576,183)		90,688,730	##

Liabilities, less cash, receivables and other assets [(0.3%)]		(277,521)

Total Net Assets (100.0%)		$90,411,209

See Notes to Schedule of Investments

Schedule of Investments Global Allocation Fund
(Unaudited) 1/31/16

NUMBER OF SHARES		VALUE($)†

Long Positions (110.5%)

Common Stocks (55.2%)

Australia (1.0%)
295	BHP Billiton Ltd. ADR	6,464	È
3,624	Dexus Property Group	19,114
3,607	Goodman Group	15,794	ØØ
4,257	GPT Group	14,891
14,222	Mirvac Group	19,419
17,218	Qantas Airways Ltd.	47,880	*ØØ
14,756	Scentre Group	46,094	ØØ
6,493	Stockland	19,051
4,976	Vicinity Centres	10,359
		199,066
Austria (0.5%)
2,499	OMV AG	64,325	ØØ
1,069	voestalpine AG	28,114	ØØ
		92,439
Belgium (0.1%)
1,758	AGFA-Gevaert NV	7,503	*
177	Cie d'Entreprises CFE	18,136	ØØ
		25,639
Canada (1.0%)
225	Alimentation Couche-Tard, Inc. Class B	9,794	ØØ
727	Cameco Corp.	8,827
1,051	Dominion Diamond Corp.	11,216
978	Empire Co. Ltd., A Shares	18,486	ØØ
1,145	Finning International, Inc.	14,581	ØØ
160	George Weston Ltd.	12,336	ØØ
1,128	H&R Real Estate Investment Trust	15,178	ØØ
970	Hudson's Bay Co.	11,979	ØØ
7,637	Kinross Gold Corp.	12,593	*ØØ
478	Magna International, Inc.	16,607	ØØ
1,348	Metro, Inc.	39,846	ØØ
658	Rogers Communications, Inc. Class B	22,532
		193,975
China (0.1%)
165	Baidu, Inc. ADR	26,940	*ØØ

Denmark (0.2%)
8	AP Moeller - Maersk A/S Class A	10,112
368	Dfds A/S	13,059
507	ISS A/S	17,924
		41,095
Finland (0.2%)
2,789	UPM-Kymmene OYJ	45,452	ØØ

France (0.9%)
305	Cap Gemini SA	27,871	ØØ
579	Cie de Saint-Gobain	23,863
895	Credit Agricole SA	8,932
464	Renault SA	39,372	ØØ
169	Sanofi	14,054	ØØ
719	Sanofi ADR	29,939	ØØ
379	Vinci SA	25,676
		169,707
Germany (0.4%)
683	GEA Group AG	28,654
211	Hannover Rueck SE	22,207	ØØ
268	MAN SE	27,080	ØØ
		77,941
Hong Kong (0.3%)
2,000	CK Hutchison Holdings Ltd.	25,028
33,900	Evergrande Health Industry Group Ltd.	7,438	*
120	SmarTone Telecommunications Holdings Ltd.	186
4,000	Wharf Holdings Ltd.	18,641	ØØ
3,500	Yue Yuen Industrial Holdings Ltd.	12,065	ØØ
		63,358
Ireland (0.1%)
557	King Digital Entertainment PLC	9,987
182	Ryanair Holdings PLC ADR	14,260	ØØ
		24,247
Israel (0.4%)
142	Check Point Software Technologies Ltd.	11,191	*ØØ
1,228	Teva Pharmaceutical Industries Ltd. ADR	75,497	g
		86,688
Italy (1.4%)
1,414	ACEA SpA	21,017	ØØ
724	Atlantia SpA	18,971	ØØ
2,053	Banca Popolare di Sondrio SCARL	7,875	ØØ
940	Banco Popolare SC	8,756	*ØØ
551	Buzzi Unicem SpA	8,350	ØØ
14,860	Enel SpA	61,010	ØØ
654	Eni SpA	9,491	ØØ
740	ERG SpA	9,285	ØØ
219	EXOR SpA	7,139
678	Finmeccanica SpA	8,077	*ØØ
4,894	Intesa Sanpaolo SpA	13,944	ØØ
442	Luxottica Group SpA ADR	27,201	ØØ
2,201	Mediaset SpA	7,389	ØØ
1,628	Recordati SpA	40,350	ØØ
1,316	Societa Iniziative Autostradali e Servizi SpA	12,485	ØØ
3,335	UniCredit SpA	12,892	ØØ
1,952	Unipol Gruppo Finanziario SpA	7,998	ØØ
		282,230
Japan (2.4%)
700	Alps Electric Co. Ltd.	13,879	ØØ
200	Central Japan Railway Co.	37,123	ØØ
900	Daiichi Sankyo Co. Ltd.	18,739	ØØ
200	FUJIFILM Holdings Corp.	7,728	ØØ
900	Iida Group Holdings Co. Ltd.	16,044	ØØ
1,200	ITOCHU Corp.	14,103	ØØ
1,000	Japan Airlines Co. Ltd.	37,533	ØØ
100	Kaken Pharmaceutical Co. Ltd.	6,605	ØØ
1,000	KDDI Corp.	25,323	ØØ
1,400	Medipal Holdings Corp.	22,707	ØØ
1,600	Mitsubishi Corp.	25,648	ØØ
4,300	Mitsubishi UFJ Financial Group, Inc.	22,050	ØØ
17,100	Mizuho Financial Group, Inc.	29,587
800	Nippon Telegraph & Telephone Corp.	34,058	ØØ
14,000	Nippon Yusen KK	30,035	ØØ
1,100	Nissan Motor Co. Ltd.	10,940	ØØ
600	NTT DOCOMO, Inc.	13,307	ØØ
1,900	Resona Holdings, Inc.	8,738	ØØ
9,800	Sojitz Corp.	21,167	ØØ
3,000	Sumitomo Chemical Co. Ltd.	15,243
1,500	Sumitomo Corp.	14,952	ØØ
700	Sumitomo Mitsui Financial Group, Inc.	23,484	ØØ
4,700	Tokyo Electric Power Co., Inc.	23,617	*ØØ
		472,610
Netherlands (1.5%)
2,089	AerCap Holdings NV	64,153	*ØØ
656	ASML Holding NV	60,247	ØØ
138	Ferrari NV	5,472	*
301	Heineken Holding NV	23,035	ØØ
1,020	Koninklijke Ahold NV	23,072	ØØ
928	NN Group NV	31,440	ØØ
682	NXP Semiconductors NV	51,000	*ØØ
326	Randstad Holding NV	17,760	ØØ
1,532	Royal Dutch Shell PLC, A Shares	33,467	ØØ
		309,646
Norway (0.1%)
1,203	Orkla ASA	9,746

Portugal (0.1%)
717	Jeronimo Martins SGPS SA	9,999	ØØ

Singapore (0.2%)
18,500	Wilmar International Ltd.	37,404	ØØ

South Africa (0.1%)
1,132	Mondi PLC	18,455	ØØ

Spain (0.4%)
322	Acciona SA	24,737	ØØ
1,023	Gamesa Corporacion Tecnologica SA	19,118	ØØ
2,904	Iberdrola SA	20,413	ØØ
1,551	Repsol SA	16,082	ØØ
		80,350
Sweden (0.7%)
1,147	Boliden AB	15,958	ØØ
383	L E Lundbergforetagen AB, B Shares	19,607
344	Svenska Cellulosa AB SCA, B Shares	10,196	ØØ
849	Swedish Match AB	30,201	ØØ
4,186	Telefonaktiebolaget LM Ericsson, B Shares	37,182	ØØ
2,026	TeliaSonera AB	9,569	ØØ
2,392	Volvo AB, B Shares	21,726
		144,439
Switzerland (1.3%)
360	Adecco SA	22,100	*ØØ
735	Clariant AG	12,002	*ØØ
1,043	Coca-Cola HBC AG	21,358	*ØØ
22	Emmi AG	10,149	*
21	Flughafen Zuerich AG	15,484	ØØ
8	Galenica AG	11,178	ØØ
232	Lonza Group AG	35,542	*ØØ
103	Schindler Holding AG	15,785	ØØ
225	Swiss Life Holding AG	57,354	*ØØ
478	Swiss Re AG	44,495	ØØ
1,071	UBS Group AG	17,698
		263,145
United Kingdom (3.6%)
3,359	3i Group PLC	21,297	ØØ
349	AstraZeneca PLC	22,472
8	Barclays PLC	22
182	Berkeley Group Holdings PLC	9,201
4,481	BP PLC	24,198	ØØ
4,479	BT Group PLC	31,172	ØØ
825	Dialog Semiconductor PLC	25,239	*
1,145	Domino's Pizza Group PLC	16,107	ØØ
7,343	DS Smith PLC	38,420	ØØ
863	easyJet PLC	19,130
1,387	Fiat Chrysler Automobiles NV	9,711	ØØ
4,143	GKN PLC	16,577	ØØ
1,722	Grafton Group PLC	17,308	ØØ
46	Halfords Group PLC	252
56	Home Retail Group PLC	110
1,423	HSBC Holdings PLC	10,036	ØØ
7	Imperial Tobacco Group PLC	379
2,337	Inchcape PLC	24,030	ØØ
7,444	J Sainsbury PLC	26,137	ØØ
1,916	Keller Group PLC	22,373	ØØ
7,803	Moneysupermarket.com Group PLC	37,756	ØØ
3,795	Mothercare PLC	11,344	*
9,814	National Express Group PLC	42,492	ØØ
2,346	Northgate PLC	11,199
8,607	QinetiQ Group PLC	28,551	ØØ
4,260	Redrow PLC	27,074	ØØ
11,715	Rentokil Initial PLC	26,229	ØØ
2,598	Rexam PLC	22,276	ØØ
729	Rio Tinto PLC	17,876
3,506	Segro PLC	22,002	ØØ
4,380	Stagecoach Group PLC	17,401
6,684	Trinity Mirror PLC	14,350
919	Unilever NV	40,813	ØØ
24,878	WM Morrison Supermarkets PLC	62,229	ØØ
		715,763
United States (38.2%)
558	Acadia Healthcare Co., Inc.	34,055	*g
4,034	Activision Blizzard, Inc.	140,464	ØØ
799	Adobe Systems, Inc.	71,215	*g
284	Aetna, Inc.	28,923	ØØ
475	AGL Resources, Inc.	30,191	ØØ
855	Alaska Air Group, Inc.	60,192	g
182	Allergan PLC	51,766	*ØØ
28	Alliance Data Systems Corp.	5,594	*ØØ
852	Allison Transmission Holdings, Inc.	20,269	ØØ
2,279	Allscripts Healthcare Solutions, Inc.	31,405	*ØØ
847	Ally Financial, Inc.	13,425	*
29	Alphabet, Inc. Class A	22,079	*
48	Alphabet, Inc. Class C	35,662	*g
626	Altria Group, Inc.	38,255	ØØ
70	Amazon.com, Inc.	41,090	*g
763	Amdocs Ltd.	41,767	ØØ
166	AMERCO	60,864	g
522	American Financial Group, Inc.	37,052	ØØ
1,345	American International Group, Inc.	75,966	ØØ
256	Amgen, Inc.	39,099	ØØ
90	Anacor Pharmaceuticals, Inc.	6,762	*ØØ
419	Anthem, Inc.	54,675	ØØg
2,019	Apple, Inc.	196,529	g
366	Arrow Electronics, Inc.	18,886	*ØØ
944	Ascena Retail Group, Inc.	6,967	*È
332	Ashland, Inc.	31,460	ØØ
1,551	Assurant, Inc.	126,112	g
516	Assured Guaranty Ltd.	12,270	ØØ
1,909	AT&T, Inc.	68,838	g
371	Avery Dennison Corp.	22,590	ØØ
2,343	Avnet, Inc.	93,533	g
1,282	AVX Corp.	14,717	ÈØØ
225	Baker Hughes, Inc.	9,790	ØØ
3,827	Bank of America Corp.	54,114	g
2,961	BankUnited, Inc.	99,786	ØØ
53	Becton, Dickinson & Co.	7,705	ØØ
666	Bemis Co., Inc.	31,881	ØØ
311	Berkshire Hathaway, Inc. Class B	40,358	*ØØ
1,259	Best Buy Co., Inc.	35,164	ØØ
30	BlackRock, Inc.	9,428
162	Boeing Co.	19,461	ØØ
525	Boyd Gaming Corp.	9,350	*È
386	Bristol-Myers Squibb Co.	23,994	ØØ
774	Burlington Stores, Inc.	41,587	*ØØ
331	Cablevision Systems Corp. Class A	10,562	ØØ
525	Cabot Corp.	21,178
6,939	Cabot Oil & Gas Corp.	143,984	g
409	Cal-Maine Foods, Inc.	20,642	È
534	Capital One Financial Corp.	35,041	ØØ
297	Cardinal Health, Inc.	24,167
343	Carnival Corp.	16,509	ØØ
372	Carnival PLC	18,557	ØØ
1,825	CDW Corp.	70,171	g
138	Centene Corp.	8,564	*ÈØØ
838	CenturyLink, Inc.	21,302	È
427	Chemtura Corp.	11,204	*ØØ
521	Cigna Corp.	69,606	g
332	Cintas Corp.	28,525	ØØ
3,073	Cisco Systems, Inc.	73,107	g
1,950	Citigroup, Inc.	83,031	g
250	Clorox Co.	32,262	ØØ
1,243	CME Group, Inc.	111,683	ØØ
503	Comcast Corp. Class A	28,022	ØØ
416	Community Health Systems, Inc.	8,936	*
823	Computer Sciences Corp.	26,394	ØØ
499	ConAgra Foods, Inc.	20,778	ØØ
73	Concho Resources, Inc.	6,944	*ØØ
975	Costco Wholesale Corp.	147,342	g
3,024	Crown Media Holdings, Inc. Class A	13,578	*È
1,866	CVS Health Corp.	180,237	g
947	Delta Air Lines, Inc.	41,943	ØØ
329	Devon Energy Corp.	9,179	ØØ
247	Domtar Corp.	7,966	ØØ
308	Entergy Corp.	21,739	ØØ
900	Eversource Energy	48,420	g
542	Express Scripts Holding Co.	38,953	*ØØ
587	FedEx Corp.	78,001	g
599	Foot Locker, Inc.	40,468	ØØ
466	GameStop Corp. Class A	12,214	È
325	General Electric Co.	9,457
504	General Mills, Inc.	28,481	ØØ
274	General Motors Co.	8,121	ØØ
217	Genuine Parts Co.	18,699	ØØ
310	Gilead Sciences, Inc.	25,730
1,370	GNC Holdings, Inc. Class A	38,374	ØØ
297	Goldman Sachs Group, Inc.	47,983	ØØ
295	Goodyear Tire & Rubber Co.	8,381
783	Great Plains Energy, Inc.	21,830	È
266	Hasbro, Inc.	19,758	ØØ
477	Hawaiian Holdings, Inc.	16,795	*È
497	HCA Holdings, Inc.	34,581	*g
494	Home Depot, Inc.	62,125	g
805	HP, Inc.	7,817	ØØ
505	ICON PLC	33,365	*ØØ
2,440	Infinera Corp.	37,381	*È
227	Ingredion, Inc.	22,863	ØØ
108	Intercontinental Exchange, Inc.	28,490	ØØ
784	Intuit, Inc.	74,880	ØØ
2,264	Investors Bancorp, Inc.	26,466	È
347	IPG Photonics Corp.	28,048	*ØØ
412	ITC Holdings Corp.	16,439	ØØ
756	Jabil Circuit, Inc.	15,052	È
323	Jack Henry & Associates, Inc.	26,221
2,555	JetBlue Airways Corp.	54,447	*ØØ
264	Johnson & Johnson	27,572	ØØ
3,902	JPMorgan Chase & Co.	232,169	ØØ
359	Juniper Networks, Inc.	8,472	ØØ
141	Kite Pharma, Inc.	6,696	*
298	Kroger Co.	11,565	ØØ
454	Lamar Advertising Co. Class A	25,474
256	Leidos Holdings, Inc.	11,807
1,899	Lennar Corp. Class A	80,043	ØØ
899	Liberty Interactive Corp. QVC Group Class A	23,428	*ØØ
1,057	Liberty Media Corp. Class C	37,619	*ØØ
140	LifePoint Health, Inc.	9,771	*
504	Lithia Motors, Inc. Class A	38,591	ÈØØ
3,090	Manitowoc Co., Inc.	48,637	ØØ
1,602	Markit Ltd.	45,433	*ØØ
134	MasterCard, Inc. Class A	11,930	ØØ
140	Medtronic PLC	10,629	ØØ
316	Merck & Co., Inc.	16,012	ØØ
839	MetLife, Inc.	37,461	ØØ
752	Microsoft Corp.	41,428	g
614	Minerals Technologies, Inc.	25,168	ØØ
99	Mohawk Industries, Inc.	16,475	*
1,109	Mondelez International, Inc. Class A	47,798	g
185	Neurocrine Biosciences, Inc.	7,872	*
652	Newell Rubbermaid, Inc.	25,285	ØØ
1,398	News Corp. Class A	18,132	ÈØØ
264	NextEra Energy, Inc.	29,491	ØØ
712	NIKE, Inc. Class B	44,151	g
1,498	NiSource, Inc.	31,473	ØØ
214	Noble Energy, Inc.	6,927	ØØ
3,022	Nuance Communications, Inc.	53,278	*ØØ
466	NVIDIA Corp.	13,649	È
111	O'Reilly Automotive, Inc.	28,960	*ØØ
678	ONE Gas, Inc.	38,348	È
158	Orbital ATK, Inc.	14,256
1,865	People's United Financial, Inc.	26,800	ØØ
347	PepsiCo, Inc.	34,457	ØØ
3,994	Pfizer, Inc.	121,777	ØØ
119	Phillips 66	9,538
549	Pioneer Natural Resources Co.	68,049	ØØ
878	PNC Financial Services Group, Inc.	76,079	g
338	Popular, Inc.	8,497	ØØ
437	PRA Health Sciences, Inc.	18,826	*È
17	Priceline Group, Inc.	18,104	*ØØ
780	Procter & Gamble Co.	63,718	ØØ
624	Prudential Financial, Inc.	43,730	g
240	PS Business Parks, Inc.	20,779	È
1,460	Public Service Enterprise Group, Inc.	60,298	ØØ
139	Ralph Lauren Corp.	15,637	ØØ
365	Reinsurance Group of America, Inc.	30,744	ØØ
1,254	Rite Aid Corp.	9,769	*ØØ
94	Roper Technologies, Inc.	16,513
104	Royal Caribbean Cruises Ltd.	8,524
293	Schlumberger Ltd.	21,175	ØØ
974	Sensient Technologies Corp.	58,119	ØØ
1,337	ServiceMaster Global Holdings, Inc.	56,435	*g
2,758	Spirit AeroSystems Holdings, Inc. Class A	116,939	*ØØ
250	Stanley Black & Decker, Inc.	23,585
758	Starwood Property Trust, Inc.	14,432
247	Synchrony Financial	7,020	*ØØ
831	Synovus Financial Corp.	25,370
552	T-Mobile US, Inc.	22,163	*
652	Target Corp.	47,218	ØØ
234	Tech Data Corp.	14,602	*È
239	Teleflex, Inc.	32,430	ÈØØ
1,190	Teradyne, Inc.	23,122	ØØ
88	Tesoro Corp.	7,678
293	Texas Capital Bancshares, Inc.	10,460	*ØØ
436	Thermo Fisher Scientific, Inc.	57,578	ØØ
230	Thomson Reuters Corp.	8,602	ØØ
58	Time Warner Cable, Inc.	10,557	ØØ
501	Time Warner, Inc.	35,290	ØØ
234	TJX Cos., Inc.	16,670	ØØ
455	Total System Services, Inc.	18,273	ØØ
4,100	Twenty-First Century Fox, Inc. Class A	110,577	ØØ
722	Twenty-First Century Fox, Inc. Class B	19,566
77	Tyler Technologies, Inc.	12,094	*ØØ
915	Tyson Foods, Inc. Class A	48,824	ØØ
342	United Continental Holdings, Inc.	16,512	*ØØ
519	United States Cellular Corp.	19,535	*È
1,649	UnitedHealth Group, Inc.	189,899	g
1,735	Valero Energy Corp.	117,754	ØØ
1,375	VeriFone Systems, Inc.	32,161	*ØØ
105	Verisk Analytics, Inc.	7,665	*ØØ
1,694	Verizon Communications, Inc.	84,649	ÈØØ
520	Voya Financial, Inc.	15,902	ØØ
117	Walgreens Boots Alliance, Inc.	9,327	ØØ
1,041	Walt Disney Co.	99,749	ÈØØ
404	Waste Management, Inc.	21,392
1,805	Wells Fargo & Co.	90,665	ØØ
565	WhiteWave Foods Co.	21,329	*ØØ
468	Whole Foods Market, Inc.	13,717	ØØ
827	Zebra Technologies Corp. Class A	49,951	*ÈØØ
1,143	Zimmer Biomet Holdings, Inc.	113,454	ØØ
		7,658,562
Total Common Stocks (Cost $11,450,008)		11,048,896

PRINCIPAL AMOUNT[a]

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (4.7%)
$30,000	U.S. Treasury Bonds, 5.50%, due 8/15/28	41,218
30,000	U.S. Treasury Bonds, 4.50%, due 2/15/36	40,222
20,000	U.S. Treasury Bonds, 3.88%, due 8/15/40	24,514
57,475	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 4/15/17	57,523
10,487	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 1/15/22	10,362
30,849	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 1/15/23	30,149
61,034	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 1/15/24	61,534
10,021	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 1/15/25	9,757
31,480	U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 1/15/25	36,444
47,079	U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 1/15/27	55,524
28,324	U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/28	31,549
27,638	U.S. Treasury Inflation-Indexed Bonds, 2.50%, due 1/15/29	33,343
43,314	U.S. Treasury Inflation-Indexed Bonds, 3.88%, due 4/15/29	59,867
80,232	U.S. Treasury Inflation-Indexed Bonds, 3.38%, due 4/15/32	110,799
5,491	U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 2/15/40	6,618
10,504	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/42	9,501
108,399	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 2/15/43	94,729
10,079	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/45	9,049
10,000	U.S. Treasury Notes, 1.13%, due 3/31/20	9,962
10,000	U.S. Treasury Notes, 2.75%, due 2/15/24	10,721
55,000	U.S. Treasury Notes, 2.38%, due 8/15/24	57,282
25,000	U.S. Treasury Notes, 4.38%, due 11/15/39	32,930
95,000	U.S. Treasury Notes, 3.00%, due 11/15/44	99,817

Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $939,910)		933,414

U.S. Government Agency Securities (0.2%)

United States (0.2%)
$25,000	Federal Home Loan Bank, 5.50%, due 7/15/36 (Cost $35,215)	33,901	ØØ

Mortgage-Backed Securities (0.8%)

Fannie Mae (0.3%)
60,000	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	65,224	Ø

Freddie Mac (0.5%)
85,000	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	90,714	Ø

Total Mortgage-Backed Securities (Cost $154,655)		155,938

Government Securities (7.9%)

Sovereign (7.9%)
AUD	10,000	Australia Government Bond, Senior Unsecured Notes, 2.00%, due 8/21/35	8,791
AUD	40,000	Australia Government Bond, Senior Unsecured Notes, 3.25%, due 4/21/29	29,497
EUR	5,000	Bundesrepublik Deutschland, Bonds, 2.50%, due 7/4/44	7,377
CAD	22,949	Canadian Government Bond, Bonds, 4.25%, due 12/1/21	20,748
CAD	190,000	Canadian Government Bond, Bonds, 4.25%, due 6/1/18	147,598
EUR	45,000	European Investment Bank, Senior Unsecured Notes, 4.63%, due 4/15/20	58,610
EUR	95,000	France Government Bond OAT, Bonds, 1.75%, due 11/25/24	114,253
EUR	5,976	Italy Buoni Poliennali Del Tesoro, Bonds, 2.35%, due 9/15/35	7,896
EUR	30,000	Italy Buoni Poliennali Del Tesoro, Bonds, 4.00%, due 2/1/37	41,590
EUR	43,451	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	59,031
JPY	19,000,000	Japan Government Ten Year Bond, Senior Unsecured Notes, 0.40%, due 3/20/25	161,955
JPY	4,000,000	Japan Government Twenty Year Bond, Senior Unsecured Notes, 1.20%, due 3/20/35	35,554
MXN	590,000	Mexican Bonos, Senior Unsecured Bonds, Ser. M, 7.75%, due 11/13/42	35,879
NZD	20,000	New Zealand Government Bond, Senior Unsecured Notes, 2.00%, due 9/20/25	13,399
NZD	80,000	New Zealand Government Bond, Senior Unsecured Notes, 2.50%, due 9/20/35	53,523
NZD	145,000	New Zealand Government Bond, Senior Unsecured Notes, Ser. 427, 4.50%, due 4/15/27	105,203
ZAR	730,000	South Africa Government Bond, Bonds, Ser. R214, 6.50%, due 2/28/41	31,937
EUR	45,000	Spain Government Bond, Senior Unsecured Notes, 4.65%, due 7/30/25	62,379	ñ
EUR	10,000	Spain Government Bond, Bonds, 5.15%, due 10/31/44	16,007	ñ
EUR	19,968	Spain Government Inflation Linked Bond, Senior Unsecured Notes, 1.00%, due 11/30/30	21,168	ñ
GBP	140,000	United Kingdom Gilt, Bonds, 1.75%, due 7/22/19	206,497
GBP	60,000	United Kingdom Gilt, Bonds, 4.25%, due 12/7/27	108,738
GBP	60,000	United Kingdom Gilt, Bonds, 1.75%, due 9/7/22	88,368
GBP	10,942	United Kingdom Gilt Inflation Linked Bonds, Senior Unsecured Notes, 0.13%, due 3/22/29	17,631
GBP	37,507	United Kingdom Gilt Inflation Linked Bonds, Bonds, 0.13%, due 3/22/44	70,148
GBP	21,466	United Kingdom Gilt Inflation Linked Bonds, Bonds, 0.25%, due 3/22/52	45,678
GBP	16,075	United Kingdom Gilt Inflation Linked Bonds, Bonds, 0.13%, due 3/22/24	24,939

Total Government Securities (Cost $1,695,684)			1,594,394

NUMBER OF SHARES

Exchange Traded Funds (1.3%)
1,900	iShares 10+ Year Credit Bond ETF	106,153	ØØ
500	iShares iBoxx $ Investment Grade Corporate Bond ETF	57,075
2,700	SPDR Barclays Long Term Corporate Bond ETF	101,277	ØØ

Total Exchange Traded Funds (Cost $284,680)		264,505

Mutual Funds (35.8%)
29,796	Neuberger Berman Emerging Markets Debt Fund Institutional Class	239,846	§§ØØ
122,464	Neuberger Berman Emerging Markets Equity Fund Institutional Class	1,619,077	§§ØØ
148,138	Neuberger Berman High Income Bond Fund Institutional Class	1,178,554	§§ØØ
260,137	Neuberger Berman International Equity Fund Institutional Class	2,650,920	§§ØØ
103,064	Neuberger Berman Long Short Credit Fund Institutional Class	964,375	§§ØØ
97,139	Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	525,021	*§§ØØ

Total Mutual Funds (Cost $8,028,635)		7,177,793

Short-Term Investments (4.6%)
922,479	State Street Institutional Liquid Reserves Fund Premier Class, 0.36% (Cost $922,479)	922,479	dØØ

Total Long Positions (110.5%) (Cost $23,511,266)		22,131,320	##
Short Positions (see summary below) ((16.3)%)		(3,272,391)
Cash, receivables and other assets, less liabilities (5.8%)		1,171,713	±

Total Net Assets (100.0%)		$20,030,642

Short Positions ((16.3)%)‡g

Common Stocks Sold Short (16.3%)

Australia (0.4%)
(1,588)	Amcor Ltd.	(15,143)
(2,393)	AMP Ltd.	(9,222)
(1,148)	BHP Billiton Ltd.	(12,607)
(190)	Commonwealth Bank of Australia	(10,740)
(175)	CSL Ltd.	(13,036)
(8,224)	DUET Group	(13,534)
(481)	Westpac Banking Corp.	(10,652)
		(84,934)
Belgium (0.1%)
(162)	Anheuser-Busch InBev NV	(20,374)

Canada (0.5%)
(331)	Colliers International Group, Inc.	(14,385)
(1,105)	Element Financial Corp.	(11,650)
(437)	Gildan Activewear, Inc.	(11,030)
(470)	IGM Financial, Inc.	(12,048)
(293)	Loblaw Cos. Ltd.	(13,760)
(216)	MacDonald Dettwiler & Associates Ltd.	(13,422)
(291)	Open Text Corp.	(14,237)
(289)	Toronto-Dominion Bank	(10,965)
		(101,497)
Chile (0.1%)
(2,529)	Antofagasta PLC	(13,801)

Denmark (0.1%)
(852)	Tryg A/S	(16,291)

France (0.7%)
(455)	Accor SA	(17,280)
(153)	Air Liquide SA	(15,822)
(1,050)	Bureau Veritas SA	(20,003)
(214)	Danone SA	(14,739)
(161)	Essilor International SA	(19,974)
(61)	Iliad SA	(15,296)
(268)	Imerys SA	(16,585)
(100)	L'Oreal SA	(17,093)
(123)	Pernod Ricard SA	(14,395)
		(151,187)
Germany (0.7%)
(145)	Bayer AG	(16,319)
(190)	Beiersdorf AG	(17,536)
(199)	Fresenius Medical Care AG & Co. KGaA	(17,673)
(230)	LEG Immobilien AG	(18,670)	*
(232)	SAP SE	(18,487)
(311)	Symrise AG	(20,168)
(322)	United Internet AG	(16,665)
(587)	Vonovia SE	(17,891)
		(143,409)
Hong Kong (0.2%)
(2,000)	ASM Pacific Technology Ltd.	(14,562)
(3,000)	Bank of East Asia Ltd	(8,799)
(7,000)	Hong Kong & China Gas Co. Ltd.	(12,358)
		(35,719)
Ireland (0.1%)
(214)	Kerry Group PLC Class A	(17,450)

Italy (0.1%)
(487)	Salvatore Ferragamo SpA	(11,015)
(259)	Yoox Net-A-Porter Group SpA	(8,912)	*
		(19,927)
Japan (0.5%)
(300)	Denso Corp.	(12,938)
(390)	Honda Motor Co. Ltd.	(10,572)
(2,207)	Inpex Corp.	(19,650)
(1,000)	Sumitomo Realty & Development Co. Ltd.	(28,032)
(4,000)	Tobu Railway Co. Ltd.	(19,509)
(300)	Toyota Motor Corp.	(18,069)
		(108,770)
Jersey (0.1%)
(2,604)	UBM PLC	(19,480)

Jordan (0.1%)
(564)	Hikma Pharmaceuticals PLC	(16,279)

Mexico (0.1%)
(2,056)	Fresnillo PLC	(21,281)

Netherlands (0.2%)
(579)	Aalberts Industries NV	(18,288)
(200)	ASML Holding NV	(18,356)
		(36,644)
Singapore (0.1%)
(8,700)	Global Logistic Properties Ltd.	(10,311)
(7,200)	M1 Ltd.	(11,709)
		(22,020)
South Africa (0.1%)
(315)	Randgold Resources Ltd.	(22,356)

Spain (0.4%)
(1,410)	Banco Bilbao Vizcaya Argentaria SA	(9,076)
(1,888)	Bankinter SA	(13,175)
(497)	Enagas SA	(14,456)
(686)	Ferrovial SA	(15,032)
(403)	Industria de Diseno Textil SA	(13,263)
(239)	Red Electrica Corp. SA	(19,350)
		(84,352)
Sweden (0.6%)
(978)	Alfa Laval AB	(16,862)
(831)	Assa Abloy AB, B Shares	(17,613)
(531)	Hennes & Mauritz AB, B shares	(17,389)
(1,396)	Lundin Petroleum AB	(20,071)	*
(992)	Meda AB, A Shares	(10,676)
(1,259)	Svenska Handelsbanken AB, A Shares	(15,841)
(717)	Swedbank AB, A Shares	(15,037)
		(113,489)
Switzerland (0.7%)
(266)	Cie Financiere Richemont SA	(17,289)
(49)	Geberit AG	(17,369)
(387)	LafargeHolcim Ltd.	(16,288)	*
(233)	Nestle SA	(17,166)
(57)	Roche Holding AG	(14,764)
(11)	SGS SA	(21,378)
(46)	Syngenta AG	(16,938)
(269)	Wolseley PLC	(13,344)
		(134,536)
United Kingdom (2.4%)
(910)	Aggreko PLC	(11,108)
(916)	ARM Holdings PLC	(13,067)
(316)	Associated British Foods PLC	(14,256)
(420)	AVEVA Group PLC	(8,026)
(1,220)	Babcock International Group PLC	(15,987)
(239)	British American Tobacco PLC	(13,318)
(1,907)	BTG PLC	(15,982)	*
(550)	Bunzl PLC	(14,714)
(1,144)	Compass Group PLC	(19,688)
(736)	Diageo PLC	(19,814)
(1,257)	Diploma PLC	(12,041)
(1,669)	Hammerson PLC	(13,943)
(2,055)	Informa PLC	(18,689)
(389)	InterContinental Hotels Group PLC	(12,783)
(3,518)	Intu Properties PLC	(15,055)
(302)	London Stock Exchange Group PLC	(10,694)
(2,092)	Merlin Entertainments PLC	(12,401)	ñ
(1,135)	Pearson PLC	(12,814)
(1,267)	Pennon Group PLC	(16,060)
(4,799)	PZ Cussons PLC	(18,256)
(1,066)	RELX NV	(17,788)
(1,098)	RELX PLC	(19,319)
(1,840)	Rolls-Royce Holdings PLC	(14,636)	*
(6,897)	Rotork PLC	(16,887)
(1,923)	RPC Group PLC	(20,658)
(1,023)	Sky PLC	(15,828)
(1,166)	Smith & Nephew PLC	(19,423)
(305)	Ted Baker PLC	(13,066)
(649)	Ultra Electronics Holdings PLC	(17,658)
(1,129)	United Utilities Group PLC	(15,447)
(853)	Weir Group PLC	(10,561)
(305)	Whitbread PLC	(17,480)
		(487,447)
United States (8.0%)
(133)	3M Co.	(20,083)
(100)	Affiliated Managers Group, Inc.	(13,419)	*
(78)	Alliance Data Systems Corp.	(15,584)	*
(182)	American Tower Corp.	(17,170)
(320)	American Water Works Co., Inc.	(20,771)
(377)	AMETEK, Inc.	(17,738)
(373)	Amphenol Corp. Class A	(18,490)
(438)	Anadarko Petroleum Corp.	(17,121)
(1,203)	Annaly Capital Management, Inc.	(11,428)
(155)	ANSYS, Inc.	(13,669)	*
(227)	AptarGroup, Inc.	(16,548)
(574)	Aqua America, Inc.	(18,098)
(100)	AvalonBay Communities, Inc.	(17,149)
(205)	Ball Corp.	(13,700)
(131)	Becton Dickinson and Co.	(19,043)
(42)	BlackRock, Inc.	(13,199)
(449)	Brown & Brown, Inc.	(13,582)
(144)	Brown-Forman Corp. Class B	(14,089)
(216)	Chevron Corp.	(18,677)
(219)	Church & Dwight Co, Inc.	(18,396)
(380)	Coca-Cola Co.	(16,310)
(316)	Colgate-Palmolive Co.	(21,339)
(415)	ConocoPhillips	(16,218)
(1,698)	CONSOL Energy, Inc.	(13,482)
(520)	Copart, Inc.	(17,425)	*
(412)	Crown Holdings, Inc.	(18,903)	*
(223)	Danaher Corp.	(19,323)
(309)	Dominion Resources, Inc.	(22,301)
(721)	Donaldson Co., Inc.	(20,318)
(223)	Duke Energy Corp.	(16,792)
(394)	Emerson Electric Co.	(18,116)
(27)	Equinix, Inc.	(8,385)
(211)	Equity Residential	(16,266)
(79)	Essex Property Trust, Inc.	(16,836)
(238)	Exxon Mobil Corp.	(18,528)
(181)	Facebook, Inc. Class A	(20,310)	*
(530)	Fastenal Co.	(21,497)
(106)	Federal Realty Investment Trust	(15,988)
(133)	FedEx Corp.	(17,673)
(151)	FleetCor Technologies, Inc.	(18,549)	*
(238)	Gartner, Inc.	(20,918)	*
(348)	General Electric Co.	(10,127)
(222)	Harris Corp.	(19,307)
(198)	Hershey Co.	(17,446)
(461)	Highwoods Properties, Inc.	(19,496)
(163)	Honeywell International, Inc.	(16,822)
(276)	IDEX Corp.	(20,013)
(198)	IDEXX Laboratories, Inc.	(13,888)	*
(198)	Illinois Tool Works, Inc.	(17,834)
(333)	ITC Holdings Corp.	(13,287)
(258)	J.B. Hunt Transport Services, Inc.	(18,757)
(152)	J.M. Smucker Co.	(19,505)
(206)	Kellogg Co.	(15,129)
(156)	Kimberly-Clark Corp.	(20,033)
(190)	Marsh & McLennan Cos., Inc.	(10,133)
(217)	MasterCard, Inc. Class A	(19,319)
(156)	McGraw Hill Financial, Inc.	(13,263)
(236)	Mead Johnson Nutrition Co.	(17,108)
(253)	Medtronic PLC	(19,208)
(434)	Microchip Technology, Inc.	(19,448)
(216)	Monsanto Co.	(19,570)
(170)	Moody's Corp.	(15,154)
(439)	Newell Rubbermaid, Inc.	(17,024)
(333)	Nordson Corp.	(20,123)
(228)	Paychex, Inc.	(10,912)
(220)	PPG Industries, Inc.	(20,926)
(91)	Precision Castparts Corp.	(21,380)
(15)	Priceline Group, Inc.	(15,975)	*
(344)	PTC, Inc.	(10,186)	*
(425)	QUALCOMM, Inc.	(19,269)
(384)	Realty Income Corp.	(21,423)
(263)	Regency Centers Corp.	(19,039)
(100)	Roper Technologies, Inc.	(17,567)
(219)	Sempra Energy	(20,750)
(448)	Southern Co.	(21,916)
(223)	Starbucks Corp.	(13,552)
(176)	Stericycle, Inc.	(21,182)	*
(58)	Synchrony Financial	(1,648)	*
(743)	TECO Energy, Inc.	(20,150)
(290)	Toro Co.	(21,611)
(94)	TransDigm Group, Inc.	(21,125)	*
(673)	Tyco International PLC	(23,144)
(233)	Under Armour, Inc. Class A	(19,905)	*
(254)	Union Pacific Corp.	(18,288)
(158)	United Technologies Corp.	(13,855)
(359)	Ventas, Inc.	(19,860)
(195)	Vornado Realty Trust	(17,250)
(416)	WEC Energy Group, Inc.	(22,976)
(412)	WhiteWave Foods Co.	(15,553)	*
(323)	WP Carey, Inc.	(18,815)
(219)	WR Grace & Co.	(17,813)	*
(198)	Zimmer Biomet Holdings, Inc.	(19,653)
		(1,601,148)
Total Short Positions (Proceeds $(3,454,645))		(3,272,391)

See Notes to Schedule of Investments

LONG POSITIONS BY INDUSTRY
Global Allocation Fund (Unaudited)

Industry	Investments at Value†	Percentage of Net Assets
Mutual Funds	$7,177,793	35.8%
Government Securities	1,594,394	7.9%
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	933,414	4.7%
Banks	879,753	4.4%
Food & Staples Retailing	573,856	2.9%
Oil, Gas & Consumable Fuels	535,728	2.7%
Insurance	526,829	2.6%
Health Care Providers & Services	524,837	2.6%
Pharmaceuticals	459,955	2.3%
Media	421,431	2.1%
Software	414,537	2.1%
Electronic Equipment, Instruments & Components	351,000	1.8%
Specialty Retail	321,372	1.6%
Airlines	308,692	1.5%
Diversified Financial Services	268,612	1.3%
Food Products	268,014	1.3%
Electric Utilities	267,696	1.3%
Exchange Traded Funds	264,505	1.3%
Diversified Telecommunication Services	249,588	1.2%
Real Estate Investment Trusts	242,587	1.2%
Technology Hardware, Storage & Peripherals	212,074	1.1%
Aerospace & Defense	187,284	0.9%
Machinery	185,736	0.9%
Chemicals	174,374	0.9%
Household Durables	174,122	0.9%
Semiconductors & Semiconductor Equipment	173,257	0.9%
Trading Companies & Distributors	171,912	0.9%
IT Services	169,857	0.8%
Road & Rail	169,079	0.8%
Health Care Equipment & Supplies	164,218	0.8%
Communications Equipment	156,142	0.8%
Mortgage-Backed Securities	155,938	0.8%
Life Sciences Tools & Services	145,311	0.7%
Internet Software & Services	122,437	0.6%
Containers & Packaging	115,167	0.6%
Multi-Utilities	112,788	0.6%
Household Products	106,176	0.5%
Wireless Telecommunication Services	103,046	0.5%
Textiles, Apparel & Luxury Goods	99,054	0.5%
Capital Markets	96,406	0.5%
Commercial Services & Supplies	94,070	0.5%
Metals & Mining	92,221	0.5%
Biotechnology	86,159	0.4%
Internet & Catalog Retail	82,732	0.4%
Beverages	78,850	0.4%
Air Freight & Logistics	78,001	0.4%
Automobiles	73,616	0.4%
Paper & Forest Products	71,873	0.4%
Multiline Retail	70,541	0.4%
Hotels, Restaurants & Leisure	69,047	0.3%
Tobacco	68,835	0.3%
Gas Utilities	68,539	0.3%
Construction & Engineering	66,185	0.3%
Diversified Consumer Services	56,435	0.3%
Consumer Finance	55,486	0.3%
Marine	53,206	0.3%
Industrial Conglomerates	50,998	0.3%
Professional Services	47,525	0.2%
Transportation Infrastructure	46,940	0.2%
Distributors	42,729	0.2%
Auto Components	41,565	0.2%
Personal Products	40,813	0.2%
Health Care Technology	38,908	0.2%
U.S. Government Agency Securities	33,901	0.2%
Energy Equipment & Services	30,965	0.2%
Building Products	23,863	0.1%
Leisure Products	19,758	0.1%
Electrical Equipment	19,118	0.1%
Real Estate Management & Development	18,641	0.1%
Construction Materials	8,350	0.0%
Short-Term Investments and Other Assets-Net	2,094,192	10.5%
Short Positions (see summary below)	(3,272,391)	(16.3)%

	$20,030,642	100.0%

SHORT POSITIONS BY INDUSTRY
Global Allocation Fund (Unaudited)

Industry	Investments at Value†	Percentage of Net Assets
Real Estate Investment Trusts	$(248,103)	(1.2)%
Machinery	(162,497)	(0.8)%
Food Products	(148,352)	(0.7)%
Oil, Gas & Consumable Fuels	(123,747)	(0.6)%
Aerospace & Defense	(118,898)	(0.6)%
Chemicals	(111,237)	(0.6)%
Health Care Equipment & Supplies	(111,189)	(0.6)%
Media	(103,918)	(0.5)%
Multi-Utilities	(99,711)	(0.5)%
Banks	(94,285)	(0.5)%
Hotels, Restaurants & Leisure	(93,184)	(0.5)%
Real Estate Management & Development	(89,289)	(0.4)%
Commercial Services & Supplies	(88,846)	(0.4)%
IT Services	(85,282)	(0.4)%
Beverages	(84,982)	(0.4)%
Containers & Packaging	(84,952)	(0.4)%
Household Products	(78,024)	(0.4)%
Pharmaceuticals	(74,020)	(0.4)%
Textiles, Apparel & Luxury Goods	(72,305)	(0.4)%
Electric Utilities	(71,345)	(0.4)%
Water Utilities	(70,376)	(0.4)%
Metals & Mining	(70,045)	(0.3)%
Industrial Conglomerates	(67,100)	(0.3)%
Semiconductors & Semiconductor Equipment	(65,433)	(0.3)%
Software	(64,605)	(0.3)%
Trading Companies & Distributors	(61,596)	(0.3)%
Road & Rail	(56,554)	(0.3)%
Diversified Financial Services	(50,761)	(0.3)%
Insurance	(49,228)	(0.2)%
Professional Services	(41,381)	(0.2)%
Capital Markets	(38,666)	(0.2)%
Communications Equipment	(38,576)	(0.2)%
Internet Software & Services	(36,975)	(0.2)%
Electrical Equipment	(35,854)	(0.2)%
Building Products	(34,982)	(0.2)%
Personal Products	(34,629)	(0.1)%
Construction Materials	(32,873)	(0.1)%
Specialty Retail	(30,652)	(0.1)%
Automobiles	(28,641)	(0.1)%
Gas Utilities	(26,814)	(0.1)%
Internet & Catalog Retail	(24,887)	(0.1)%
Electronic Equipment, Instruments & Components	(18,490)	(0.1)%
Air Freight & Logistics	(17,673)	(0.1)%
Health Care Providers & Services	(17,673)	(0.1)%
Household Durables	(17,024)	(0.1)%
Diversified Telecommunication Services	(15,296)	(0.1)%
Construction & Engineering	(15,032)	(0.1)%
Food & Staples Retailing	(13,760)	(0.1)%
Tobacco	(13,318)	(0.1)%
Biotechnology	(13,036)	(0.1)%
Auto Components	(12,938)	(0.1)%
Wireless Telecommunication Services	(11,709)	(0.1)%
Consumer Finance	(1,648)	(0.0)%

Total Common Stocks Sold Short	$(3,272,391)	(16.3)%

Schedule of Investments Inflation Managed Fund
(Unaudited) 1/31/16

NUMBER OF SHARES		VALUE($)†

Common Stocks (34.6%)

Chemicals (8.4%)
255	Air Products & Chemicals, Inc.	32,311
64	Airgas, Inc.	8,960
34	Celanese Corp. Class A	2,165
311	CF Industries Holdings, Inc.	9,330
43	Chase Corp.	1,976
33	Chemtura Corp.	866	*
57	Core Molding Technologies, Inc.	617	*
1,506	Dow Chemical Co.	63,252
1,267	E.I. du Pont de Nemours & Co.	66,847
203	Eastman Chemical Co.	12,426
334	Ecolab, Inc.	36,029
87	FMC Corp.	3,108
77	FutureFuel Corp.	964
34	Hawkins, Inc.	1,274
9	Innophos Holdings, Inc.	240
87	International Flavors & Fragrances, Inc.	10,176
33	KMG Chemicals, Inc.	761
83	Kraton Performance Polymers, Inc.	1,218	*
31	Kronos Worldwide, Inc.	146
49	LSB Industries, Inc.	274	*
563	LyondellBasell Industries NV Class A	43,897
637	Monsanto Co.	57,712
427	Mosaic Co.	10,291
490	OMNOVA Solutions, Inc.	2,572	*
345	PPG Industries, Inc.	32,816
302	Praxair, Inc.	30,200
58	Rayonier Advanced Materials, Inc.	406
39	Sensient Technologies Corp.	2,327
101	Sherwin-Williams Co.	25,823
27	Stepan Co.	1,214
123	Trecora Resources	1,294	*
62	Tredegar Corp.	814
80	Trinseo SA	1,903	*
		464,209
Construction Materials (0.4%)
62	Martin Marietta Materials, Inc.	7,786
7	United States Lime & Minerals, Inc.	385
7	US Concrete, Inc.	318	*
154	Vulcan Materials Co.	13,583
		22,072
Containers & Packaging (1.2%)
16	AEP Industries, Inc.	1,354
16	AptarGroup, Inc.	1,166
148	Avery Dennison Corp.	9,012
153	Ball Corp.	10,225
22	Greif, Inc. Class A	582
518	International Paper Co.	17,721
218	Owens-Illinois, Inc.	2,821	*
261	Sealed Air Corp.	10,578
351	WestRock Co.	12,383
		65,842
Energy Equipment & Services (1.8%)
250	Baker Hughes, Inc.	10,878
44	Bristow Group, Inc.	1,023
66	Cameron International Corp.	4,334	*
341	Ensco PLC Class A	3,335
92	FMC Technologies, Inc.	2,314	*
455	Halliburton Co.	14,464
88	Hornbeck Offshore Services, Inc.	715	*
1,557	ION Geophysical Corp.	700	*
1,258	Key Energy Services, Inc.	403	*
202	National Oilwell Varco, Inc.	6,573
235	Noble Corp. PLC	1,831
170	PHI, Inc.	3,082	*
637	Schlumberger Ltd.	46,036
157	Superior Energy Services, Inc.	1,619
197	Tesco Corp.	1,340
		98,647
Hotels, Restaurants & Leisure (0.2%)
175	Starwood Hotels & Resorts Worldwide, Inc.	10,892

Metals & Mining (0.8%)
1,657	Alcoa, Inc.	12,080
45	Century Aluminum Co.	212	*
41	Cliffs Natural Resources, Inc.	66	*
74	Commercial Metals Co.	1,030
1,023	Freeport-McMoRan, Inc.	4,706
30	Haynes International	960
525	Newmont Mining Corp.	10,479
358	Nucor Corp.	13,987
39	Real Industry, Inc.	250	*
4	Reliance Steel & Aluminum Co.	228
21	Schnitzer Steel Industries, Inc. Class A	282
21	United States Steel Corp.	147
		44,427
Multi-Utilities (0.5%)
300	Sempra Energy	28,425

Oil, Gas & Consumable Fuels (11.0%)
72	Alon USA Energy, Inc.	906
266	Anadarko Petroleum Corp.	10,398
219	Apache Corp.	9,316
93	Ardmore Shipping Corp.	944
94	Cabot Oil & Gas Corp.	1,951
258	Chesapeake Energy Corp.	875
1,054	Chevron Corp.	91,139
38	Cimarex Energy Co.	3,534
248	Clean Energy Fuels Corp.	665	*
650	ConocoPhillips	25,402
240	Devon Energy Corp.	6,696
275	EOG Resources, Inc.	19,530
61	EQT Corp.	3,766
2,258	Exxon Mobil Corp.	175,785
126	Hess Corp.	5,355
857	Kinder Morgan, Inc.	14,098
367	Marathon Oil Corp.	3,571
306	Marathon Petroleum Corp.	12,788
489	Navios Maritime Acquisition Corp.	1,115
129	Newfield Exploration Co.	3,750	*
214	Noble Energy, Inc.	6,927
418	Occidental Petroleum Corp.	28,771
2,042	ONEOK, Inc.	50,866
46	PBF Energy, Inc. Class A	1,610
302	Phillips 66	24,205
71	Pioneer Natural Resources Co.	8,800
135	Renewable Energy Group, Inc.	936	*
38	REX American Resources Corp.	2,030	*
105	Ship Finance International Ltd.	1,406
131	Southwestern Energy Co.	1,165	*
2,158	Spectra Energy Corp.	59,237
181	Teekay Tankers Ltd. Class A	827
74	Tesoro Corp.	6,457
290	Valero Energy Corp.	19,682
344	Williams Cos., Inc.	6,639
		611,142
Paper & Forest Products (0.0%)
59	Domtar Corp.	1,903
28	Resolute Forest Products, Inc.	158	*
		2,061
Real Estate Investment Trusts (10.1%)
466	American Homes 4 Rent Class A	6,985
327	American Tower Corp.	30,849
166	AvalonBay Communities, Inc.	28,467
221	Boston Properties, Inc.	25,682
163	CoreSite Realty Corp.	10,455
289	Crown Castle International Corp.	24,912
163	DCT Industrial Trust, Inc.	5,834
146	Digital Realty Trust, Inc.	11,692
312	Douglas Emmett, Inc.	9,229
441	Duke Realty Corp.	8,877
50	Equinix, Inc.	15,529
262	Equity Commonwealth	7,045	*
128	Equity Lifestyle Properties, Inc.	8,438
444	Equity Residential	34,228
103	Essex Property Trust, Inc.	21,950
168	Extra Space Storage, Inc.	15,236
110	Federal Realty Investment Trust	16,591
290	Forest City Realty Trust, Inc. Class A	5,713	*
539	General Growth Properties, Inc.	15,114
176	HCP, Inc.	6,325
261	Healthcare Trust of America, Inc. Class A	7,318
746	Host Hotels & Resorts, Inc.	10,332
94	Kilroy Realty Corp.	5,252
690	Kimco Realty Corp.	18,761
272	National Retail Properties, Inc.	11,680
267	OMEGA Healthcare Investors, Inc.	8,467
149	Plum Creek Timber Co., Inc.	6,036
235	Prologis, Inc.	9,275
139	Public Storage	35,245
202	Regency Centers Corp.	14,623
255	Simon Property Group, Inc.	47,501
101	SL Green Realty Corp.	9,758
62	Sovran Self Storage, Inc.	6,986
104	Taubman Centers, Inc.	7,388
263	Ventas, Inc.	14,549
120	Vornado Realty Trust	10,615
230	Welltower, Inc.	14,311
421	Weyerhaeuser Co.	10,782
		558,030
Real Estate Management & Development (0.2%)
290	Brookfield Asset Management, Inc. Class A	8,688

Total Common Stocks (Cost $2,192,764)		1,914,435

PRINCIPAL AMOUNT[a]

Government Securities (12.1%)

Sovereign (12.1%)
AUD	10,000	Australia Government Bond, Senior Unsecured Notes, 2.00%, due 8/21/35	8,791
CAD	21,990	Canadian Government Bond, Bonds, 1.50%, due 12/1/44	19,237
EUR	1	France Government Bond OAT, Unsecured Notes, 0.70%, due 7/25/30	1	ñ
EUR	76,040	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	103,304
MXN	555,000	Mexican Bonos, Senior Unsecured Notes, Ser. M, 7.75%, due 11/13/42	33,750
NZD	84,202	New Zealand Government Bond, Senior Unsecured Notes, 2.00%, due 9/20/25	56,409
NZD	105,000	New Zealand Government Bond, Senior Unsecured Notes, 2.50%, due 9/20/35	70,249
ZAR	500,000	South Africa Government Bond, Bonds, 6.50%, due 2/28/41	21,875
EUR	34,944	Spain Government Inflation Linked Bond, Senior Unsecured Notes, 1.00%, due 11/30/30	37,044	ñ
GBP	32,150	United Kingdom Gilt Inflation Linked Bonds, Bonds, 0.13%, due 3/22/24	49,879
GBP	53,582	United Kingdom Gilt Inflation Linked Bonds, Bonds, 0.13%, due 3/22/44	100,212
GBP	32,827	United Kingdom Gilt Inflation Linked Bonds, Senior Unsecured Notes, 0.13%, due 3/22/29	52,893
GBP	53,665	United Kingdom Gilt Inflation Linked, Bonds, 0.25%, due 3/22/52	114,196

Total Government Securities (Cost $728,056)			667,840

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (17.4%)
$10,487	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/22	10,362
10,321	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 7/15/22	10,208
46,273	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/23	45,224
167,845	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 1/15/24	169,219
$56,663	U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 1/15/25	65,599
100,042	U.S. Treasury Inflation-Indexed Bonds, 2.38%, due 1/15/27	117,989
84,973	U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/28	94,647
60,803	U.S. Treasury Inflation-Indexed Bonds, 2.50%, due 1/15/29	73,356
57,752	U.S. Treasury Inflation-Indexed Bonds, 3.88%, due 4/15/29	79,823
60,174	U.S. Treasury Inflation-Indexed Bonds, 3.38%, due 4/15/32	83,099
43,926	U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 2/15/40	52,940
149,694	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 2/15/43	130,816
30,238	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/45	27,148

Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $967,201)		960,430

NUMBER OF SHARES

Master Limited Partnerships (7.5%)

Gas Utilities (0.2%)
550	Suburban Propane Partners LP	14,135

Hotels, Restaurants & Leisure (1.0%)
1,000	Cedar Fair LP	54,130

Oil, Gas & Consumable Fuels (6.3%)
2,000	Alliance Holdings GP LP	35,460
6,200	Energy Transfer Equity LP	53,816
2,550	Energy Transfer Partners LP	75,837
2,800	Enterprise Products Partners LP	66,948
200	EQT Midstream Partners LP	13,614
1,700	NuStar GP Holdings LLC	27,455
2,500	Teekay LNG Partners LP	28,800
1,400	Western Gas Partners LP	45,766
		347,696
Total Master Limited Partnerships (Cost $761,086)		415,961

Mutual Funds (24.9%)
14,117	Neuberger Berman Emerging Markets Equity Fund Institutional Class	186,642	§§
7,639	Neuberger Berman Floating Rate Income Fund Institutional Class	72,633	§§
85,624	Neuberger Berman High Income Bond Fund Institutional Class	681,207	§§
81,425	Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	440,087	*§§

Total Mutual Funds (Cost $1,783,786)		1,380,569

Short-Term Investments (4.1%)
228,820	State Street Institutional Liquid Reserves Fund Premier Class, 0.36% (Cost $228,820)	228,820	dØØ

Total Investments (100.6%) (Cost $6,661,713)		5,568,055	##
Liabilities, less cash, receivables and other assets [(0.6%)]		(34,209)	±

Total Net Assets (100.0%)		$ 5,533,846

See Notes to Schedule of Investments

Schedule of Investments Long Short Credit Fund
(Unaudited) 1/31/16

NUMBER OF SHARES			VALUE($)	†

Long Positions (83.1%)

Common Stocks (0.2%)

Real Estate Investment Trusts (0.2%)
5,000		Annaly Capital Management, Inc. (Cost $52,506)	47,500

Preferred Stocks (0.8%)

Banks (0.8%)
10,000		GMAC Capital Trust I, Ser. 2, 8.13% (Cost $253,700)	253,700	µ

PRINCIPAL AMOUNT($)[a]

Corporate Debt Securities (31.7%)

Banks (1.6%)
	500,000	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. 1, 7.90%, due 4/29/49	504,687	µ

Cable & Satellite Television (1.4%)
	200,000	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	198,750	ñ
	150,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 13.38%, due 10/15/19	137,250
	100,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	94,250
			430,250
Diversified Financial Services (0.8%)
	250,000	Nationstar Mortgage LLC/Nationstar Capital Corp., Guaranteed Notes, 9.63%, due 5/1/19	259,688

Media (4.3%)
	800,000	Cablevision Systems Corp., Senior Unsecured Notes, 8.63%, due 9/15/17	832,000
	300,000	CSC Holdings LLC, Senior Unsecured Notes, 7.88%, due 2/15/18	315,750
	200,000	Neptune Finco Corp., Senior Unsecured Notes, 10.88%, due 10/15/25	211,975	ñ
			1,359,725
Mining (1.0%)
	200,000	First Quantum Minerals Ltd., Guaranteed Notes, 7.25%, due 10/15/19	93,000	ñ
	200,000	HudBay Minerals, Inc., Guaranteed Notes, 9.50%, due 10/1/20	123,000
	200,000	Teck Resources Ltd., Guaranteed Notes, 6.25%, due 7/15/41	92,500
			308,500
Oil & Gas (5.0%)
	900,000	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	438,750
	250,000	Citgo Holding, Inc., Senior Secured Notes, 10.75%, due 2/15/20	240,625	ñ
	200,000	Drill Rigs Holdings, Inc., Senior Secured Notes, 6.50%, due 10/1/17	106,000	ñ
	250,000	Harvest Operations Corp., Guaranteed Notes, 6.88%, due 10/1/17	173,750
	415,000	PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes, 8.25%, due 2/15/20	425,375
	500,000	Seadrill Ltd., Senior Unsecured Notes, 6.13%, due 9/15/17	165,000	ñ**
			1,549,500
Packing & Containers (5.1%)
	200,000	Ardagh Packaging Finance PLC, Guaranteed Notes, 9.13%, due 10/15/20	200,500	ñ
EUR	375,000	Ardagh Packaging Finance PLC, Guaranteed Notes, 9.25%, due 10/15/20	420,659
	1,000,000	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	965,000	ñ
			1,586,159
Pharmaceuticals (0.8%)
	250,000	NBTY, Inc., Guaranteed Notes, 9.00%, due 10/1/18	256,250

Pipelines (0.7%)
	250,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, due 12/1/17	224,984

Telecommunications (11.0%)
	1,000,000	EarthLink Holdings Corp., Senior Secured Notes, 7.38%, due 6/1/20	1,005,000
	150,000	EarthLink, Inc., Guaranteed Notes, 8.88%, due 5/15/19	150,750
	700,000	Frontier Communications Corp., Senior Unsecured Notes, 11.00%, due 9/15/25	674,625	ñ
	250,000	Intelsat Jackson Holdings SA, Guaranteed Notes, 7.25%, due 4/1/19	226,875
	350,000	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	152,250
	200,000	Intelsat Luxembourg SA, Guaranteed Notes, 6.75%, due 6/1/18	146,500	µ
	200,000	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	82,500
	650,000	Sprint Communications, Inc., Senior Unsecured Notes, 8.38%, due 8/15/17	628,875
	250,000	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	168,750
	200,000	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	203,750	ñ
			3,439,875
Total Corporate Debt Securities (Cost $11,429,741)			9,919,618

UNITS OF CURRENCY

Options (0.5%)

Purchased Options (0.5%)

10,000,000		CNH Call, expiring June 7, 2016 @ 7.06 (Cost $61,000)	104,480	i

NUMBER OF SHARES

Short-Term Investments (49.9%)

Money Market Fund (18.0%)
5,627,666		SSgA US Treasury Money Market Fund, N Class, 0.08%	5,627,666	d

PRINCIPAL AMOUNT($)[a]

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (31.9%)
	10,000,000	U.S. Treasury Bill, Disc. Notes, 0.22%, due 2/25/16	9,998,440	e

Total Short-Term Investments (49.9%) (Cost $15,626,577)			15,626,106

Total Long Positions (83.1%) (Cost $27,423,524)			25,951,404	##
Cash, receivables and other assets, less liabilities (33.6%)			$10,550,825	±ØØ
Short Positions (see summary below) ((16.7)%)			(5,210,192)

Total Net Assets (100.0%)			31,292,037

Short Positions ((16.7)%) ‡

Corporate Debt Securities Sold Short ((16.1)%)

Chemicals (0.5%)
	(200,000)	Hexion, Inc., Senior Secured Notes, 10.00%, due 4/15/20	(166,000)

Engineering & Construction (0.8%)
	(250,000)	SBA Communications Corp., Senior Unsecured Notes, 4.88%, due 7/15/22	(251,875)

Healthcare - Services (2.3%)
	(200,000)	HCA, Inc., Guaranteed Notes, 5.38%, due 2/1/25	(202,750)
	(550,000)	Tenet Healthcare Corp., Senior Unsecured Notes, 6.75%, due 6/15/23	(510,813)
			(713,563)
Lodging (0.7%)
	(200,000)	MGM Resorts Int'l, Guaranteed Notes, 6.00%, due 3/15/23	(200,375)

Mining (0.5%)
	(300,000)	Teck Resources Ltd., Guaranteed Notes, 3.75%, due 2/1/23	(162,750)

Oil & Gas (1.4%)
	(450,000)	California Resources Corp., Secured Notes, 8.00%, due 12/15/22	(181,125)	ñ
	(250,000)	Petroleos Mexicanos, Guaranteed Notes, 5.50%, due 1/21/21	(247,187)
			(428,312)
Packaging & Containers (1.6%)
	(500,000)	Berry Plastics Corp., Secured Notes, 5.50%, due 5/15/22	(500,000)

Pharmaceuticals (0.6%)
	(200,000)	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 6.13%, due 4/15/25	(180,750)	ñ

Pipelines (4.4%)
	(1,000,000)	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, due 6/1/25	(869,489)
	(500,000)	Sabine Pass LNG L.P., Senior Secured Notes, 7.50%, due 11/30/16	(519,375)
			(1,388,864)
Retail (1.7%)
	(500,000)	Michaels Stores, Inc., Guaranteed Notes, 5.88%, due 12/15/20	(517,500)	ñ

Telecommunications (1.6%)
	(500,000)	T-Mobile USA, Inc., Guaranteed Notes, 6.38%, due 3/1/25	(505,000)

Total Corporate Debt Securities Sold Short (Cost $5,059,685)			(5,014,989)

Government Securities Sold Short (0.6%)

Sovereign (0.6%)
ZAR	(200,000)	South Africa Government International Bond, Senior Unsecured Notes, 4.67%, due 1/17/24 (Cost $201,436)	(195,203)

Total Short Positions (Proceeds $(5,261,121))			(5,210,192)

See Notes to Schedule of Investments

Schedule of Investments Long Short Fund
(Unaudited) 1/31/16

NUMBER OF SHARES		VALUE($)†

Long Positions (98.6%)

Common Stocks (68.1%)

Airlines (1.2%)
770,166	Delta Air Lines, Inc.	34,110,652	g@

Banks (3.1%)
529,400	Citigroup, Inc.	22,541,852
583,936	JPMorgan Chase & Co.	34,744,192
725,000	U.S. Bancorp	29,043,500
		86,329,544
Biotechnology (0.6%)
78,300	Celgene Corp.	7,855,056	*
93,000	Gilead Sciences, Inc.	7,719,000
		15,574,056
Capital Markets (0.9%)
78,900	BlackRock, Inc.	24,795,114

Chemicals (1.2%)
342,150	Ashland, Inc.	32,422,134	g@

Consumer Finance (1.4%)
179,300	American Express Co.	9,592,550
1,065,351	Synchrony Financial	30,277,275	*
		39,869,825
Diversified Financial Services (2.7%)
310,000	CME Group, Inc.	27,853,500
1,624,819	Markit Ltd.	46,079,867	*
		73,933,367
Diversified Telecommunication Services (1.0%)
279,400	SBA Communications Corp. Class A	27,738,832	*

Electric Utilities (2.4%)
1,427,494	Brookfield Infrastructure Partners LP	51,318,409
272,400	Eversource Energy	14,655,120
		65,973,529
Electrical Equipment (0.5%)
375,774	Sensata Technologies Holding NV	13,790,906	*

Electronic Equipment, Instruments & Components (2.7%)
312,200	Amphenol Corp. Class A	15,475,754
888,400	CDW Corp.	34,158,980
402,239	Zebra Technologies Corp. Class A	24,295,236	*
		73,929,970
Food & Staples Retailing (2.9%)
101,800	Costco Wholesale Corp.	15,384,016
499,600	CVS Health Corp.	48,256,364
776,999	Fresh Market, Inc.	14,887,301	*
		78,527,681
Food Products (1.9%)
1,234,000	ConAgra Foods, Inc.	51,383,760

Health Care Equipment & Supplies (1.5%)
248,600	Sirona Dental Systems, Inc.	26,423,694	*
154,900	Zimmer Biomet Holdings, Inc.	15,375,374	g@
		41,799,068
Health Care Providers & Services (3.7%)
1,278,675	Accretive Health, Inc.	3,350,129	*
1,139,900	DaVita HealthCare Partners, Inc.	76,510,088	*g@
189,400	UnitedHealth Group, Inc.	21,811,304
		101,671,521
Hotels, Restaurants & Leisure (3.9%)
371,800	Darden Restaurants, Inc.	23,445,708
278,700	McDonald's Corp.	34,497,486
423,267	Starwood Hotels & Resorts Worldwide, Inc.	26,344,138
213,600	Wyndham Worldwide Corp.	13,862,640
118,200	Yum! Brands, Inc.	8,554,134
		106,704,106
Household Durables (1.5%)
682,000	Lennar Corp. Class A	28,746,300
347,000	Newell Rubbermaid, Inc.	13,456,660
		42,202,960
Independent Power and Renewable Electricity Producers (0.3%)
255,700	NRG Yield, Inc. Class A	3,170,680
393,887	NRG Yield, Inc. Class C	5,215,064
		8,385,744
Internet & Catalog Retail (1.6%)
23,600	Amazon.com, Inc.	13,853,200	*g@
2,357,625	Vipshop Holdings Ltd. ADR	30,271,905	*
		44,125,105
Internet Software & Services (2.9%)
54,600	Alphabet, Inc. Class A	41,569,710	*
5,853	Alphabet, Inc. Class C	4,348,486	*
1,397,600	eBay, Inc.	32,787,696	*
		78,705,892
IT Services (2.5%)
617,100	Visa, Inc. Class A	45,967,779	g@
303,636	WEX, Inc.	22,047,010	*
		68,014,789
Life Sciences Tools & Services (1.5%)
60,700	Mettler-Toledo International, Inc.	18,989,995	*
165,100	Thermo Fisher Scientific, Inc.	21,803,106
		40,793,101
Machinery (1.9%)
461,000	Ingersoll-Rand PLC	23,727,670
274,900	Valmont Industries, Inc.	29,301,591
		53,029,261
Media (0.1%)
118,642	Cablevision Systems Corp. Class A	3,785,866

Multi-Utilities (1.6%)
570,300	NiSource, Inc.	11,982,003
583,700	WEC Energy Group, Inc.	32,237,751	g@
		44,219,754
Oil, Gas & Consumable Fuels (3.0%)
269,900	Cabot Oil & Gas Corp.	5,600,425
273,800	Columbia Pipeline Group, Inc.	5,078,990
1,768,400	Enbridge, Inc.	61,186,640	g@
736,800	Kinder Morgan, Inc.	12,120,360
		83,986,415
Pharmaceuticals (1.2%)
523,600	Bristol-Myers Squibb Co.	32,546,976	g@

Professional Services (2.2%)
701,000	Nielsen Holdings PLC	33,760,160
383,100	Verisk Analytics, Inc.	27,966,300	*g@
		61,726,460
Real Estate Investment Trusts (1.8%)
647,301	Outfront Media, Inc.	14,078,797
723,200	Starwood Property Trust, Inc.	13,769,728
794,800	Weyerhaeuser Co.	20,354,828
		48,203,353
Real Estate Management & Development (1.4%)
1,248,300	Brookfield Asset Management, Inc. Class A	37,399,068

Road & Rail (0.6%)
130,300	Canadian Pacific Railway Ltd.	15,600,819

Semiconductors & Semiconductor Equipment (0.6%)
176,000	ASML Holding NV	16,163,840

Specialty Retail (4.8%)
273,000	Asbury Automotive Group, Inc.	12,852,840	*
938,200	Five Below, Inc.	33,052,786	*g@
427,000	Home Depot, Inc.	53,699,520	g@
274,200	Party City Holdco, Inc.	2,640,546	*
345,800	Tractor Supply Co.	30,537,598
		132,783,290
Technology Hardware, Storage & Peripherals (1.3%)
219,600	Apple, Inc.	21,375,864
213,000	SanDisk Corp.	15,059,100
		36,434,964
Textiles, Apparel & Luxury Goods (2.7%)
357,100	lululemon athletica, Inc.	22,165,197	*
697,000	PVH Corp.	51,145,860
		73,311,057
Tobacco (0.5%)
149,131	Philip Morris International, Inc.	13,423,281

Transportation Infrastructure (1.1%)
2,752,800	Wesco Aircraft Holdings, Inc.	31,079,112	*

Water Utilities (1.4%)
610,000	American Water Works Co., Inc.	39,595,100

Total Common Stocks
(Cost $1,855,417,522)		1,874,070,272

PRINCIPAL AMOUNT

Corporate Debt Securities (4.9%)

Holding Companies - Diversified (0.5%)
$ 13,775,000	Argos Merger Sub, Inc., Senior Unsecured Notes, 7.13%, due 3/15/23	13,878,313	ñ

Leisure Time (0.5%)
$ 13,770,000	Sabre GLBL, Inc., Senior Secured Notes, 5.25%, due 11/15/23	13,632,300	ñ

Media (0.5%)
10,082,000	Cablevision Systems Corp., Senior Unsecured Notes, 5.88%, due 9/15/22	8,317,650
4,125,000	CCOH Safari LLC, Senior Unsecured Notes, 5.75%, due 2/15/26	4,103,859	ñ
		12,421,509
Packaging & Containers (0.2%)
5,685,000	Ball Corp., Guaranteed Notes, 4.38%, due 12/15/20	5,883,975

Pipelines (1.7%)
13,055,000	Genesis Energy LP/Genesis Energy Finance Corp., Guaranteed Notes, 6.75%, due 8/1/22	10,705,100
10,320,000	Kinder Morgan Energy Partners LP, Guaranteed Notes, 5.95%, due 2/15/18	10,475,615
13,790,000	NGPL PipeCo LLC, Senior Secured Notes, 7.12%, due 12/15/17	12,962,600	ñ
15,211,000	Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp., Guaranteed Notes, 6.50%, due 4/1/19	12,168,800
		46,312,115
Retail (0.5%)
13,855,000	Party City Holdings, Inc., Guaranteed Notes, 6.13%, due 8/15/23	13,439,350	ñ

Semiconductors (0.0%)
725,000	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	759,438	ñ

Software (1.0%)
13,230,000	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	13,941,112	ñ
13,735,000	First Data Corp., Secured Notes, 5.75%, due 1/15/24	13,666,325	ñ
		27,607,437
Total Corporate Debt Securities
(Cost $138,602,914)		133,934,437

CONTRACTS

Options (0.0%)

Purchased Options (0.0%)
50	Alphabet, Inc., Put February 2016 @ 740	102,171
3,000	Archer-Daniels-Midland Co., Put February 2016 @ 34.5	202,475
1,200	Fresh Market, Inc., Call June 2016 @ 22.5	102,000

Total Options
(Cost $457,496)		406,646

NUMBER OF SHARES

Master Limited Partnerships (0.3%)

Capital Markets (0.3%)
671,442	KKR & Co. LP (Cost $15,725,203)	9,151,755

Short-Term Investments (25.3%)
694,829,346	State Street Institutional Government Money Market Fund Premier Class, 0.19% (Cost $694,829,346)	694,829,346	dØØ

Total Long Positions (98.6%)
(Cost $2,705,032,481)		2,712,392,456	##

Cash, receivables and other assets, less liabilities (15.2%)		419,395,593	±@@
Short Positions (see summary below) ((13.8)%)		(379,116,331)

Total Net Assets (100.0%)		$ 2,752,671,718

Short Positions ((13.8)%) ‡g

Common Stocks Sold Short (8.8%)

Banks (0.2%)
(126,000)	Cullen/Frost Bankers, Inc.	(6,030,360)

Capital Markets (0.8%)
(396,400)	Franklin Resources, Inc.	(13,739,224)
(1,205,280)	Prospect Capital Corp.	(7,316,050)
		(21,055,274)
Construction & Engineering (0.4%)
(240,400)	Fluor Corp.	(10,791,556)

Electric Utilities (0.3%)
(190,000)	Southern Co.	(9,294,800)

Electrical Equipment (0.3%)
(75,000)	Rockwell Automation, Inc.	(7,167,750)

Energy Equipment & Services (0.4%)
(114,900)	Core Laboratories NV	(11,306,160)

Food & Staples Retailing (0.2%)
(105,100)	Kroger Co.	(4,078,931)

Food Products (0.1%)
(80,000)	Archer-Daniels-Midland Co.	(2,828,000)

Health Care Equipment & Supplies (0.4%)
(156,900)	Medtronic PLC	(11,911,848)

Hotels, Restaurants & Leisure (0.5%)
(79,925)	BJ's Restaurants, Inc.	(3,427,983)	*
(317,600)	Chuy's Holdings, Inc.	(10,858,744)	*
		(14,286,727)
IT Services (0.5%)
(307,662)	CGI Group, Inc. Class A	(13,198,700)	*

Machinery (0.1%)
(16,000)	Schindler Holding AG	(2,472,545)

Multi-Utilities (0.5%)
(210,000)	Consolidated Edison, Inc.	(14,571,900)

Multiline Retail (1.2%)
(236,000)	Dollar General Corp.	(17,714,160)
(333,000)	Nordstrom, Inc.	(16,350,300)
		(34,064,460)
Oil, Gas & Consumable Fuels (0.4%)
(152,800)	Diamondback Energy, Inc.	(11,544,040)	*

Specialty Retail (1.4%)
(42,300)	Dick's Sporting Goods, Inc.	(1,653,084)
(430,200)	Gap, Inc.	(10,634,544)
(87,000)	Group 1 Automotive, Inc.	(4,667,550)
(455,000)	Sally Beauty Holdings, Inc.	(12,539,800)	*
(430,000)	Sonic Automotive, Inc. Class A	(7,361,600)
		(36,856,578)
Textiles, Apparel & Luxury Goods (1.1%)
(103,000)	Ralph Lauren Corp.	(11,587,500)
(193,000)	Tumi Holdings, Inc.	(3,336,970)	*
(60,900)	Under Armour, Inc. Class A	(5,202,687)	*
(169,000)	VF Corp.	(10,579,400)
		(30,706,557)
Total Common Stocks Sold Short
(Proceeds $(260,307,483))		(242,166,186)

Exchange Traded Funds Sold Short (4.6%)
(248,000)	Consumer Discretionary Select Sector SPDR Fund	(18,379,280)
(77,000)	iShares Core S&P Small-Cap ETF	(7,956,410)
(57,800)	iShares Russell 2000 ETF	(5,948,198)
(220,000)	iShares Russell Mid-Cap ETF	(32,931,800)
(405,000)	SPDR S&P Retail ETF	(16,621,200)
(530,000)	Utilities Select Sector SPDR Fund	(24,072,600)
(250,000)	Vanguard REIT ETF	(19,242,500)

Total Exchange Traded Funds Sold Short
(Proceeds $(117,062,127))		(125,151,988)

Master Limited Partnerships Sold Short (0.4%)

Oil, Gas & Consumable Fuels (0.4%)
(204,384)	Dominion Midstream Partners LP	(5,702,314)
(35,000)	Genesis Energy LP	(994,700)
(89,999)	Phillips 66 Partners LP	(5,101,143)

Total Master Limited Partnerships Sold Short
(Proceeds $(13,029,220))		(11,798,157)

Total Short Positions
(Proceeds $(377,369,610))		(379,116,331)

See Notes to Schedule of Investments

Schedule of Investments Multi-Asset Income Fund
(Unaudited) 1/31/16

NUMBER OF SHARES		VALUE($)†

Common Stocks (36.3%)

Aerospace & Defense (0.7%)
1,000	BAE Systems PLC	7,396
39	L-3 Communications Holdings, Inc.	4,557
318	Lockheed Martin Corp.	67,098	ØØ
20	Northrop Grumman Corp.	3,701
32	Orbital ATK, Inc.	2,887
57	Raytheon Co.	7,310
		92,949
Air Freight & Logistics (0.3%)
446	United Parcel Service, Inc. Class B	41,567	ØØ

Airlines (0.2%)
2,995	Air New Zealand Ltd.	5,746
24	Allegiant Travel Co.	3,851
3,000	Cathay Pacific Airways Ltd.	4,735
185	easyJet PLC	4,101
100	Japan Airlines Co. Ltd.	3,753
600	Singapore Airlines Ltd.	4,668
		26,854
Auto Components (0.0%)
75	Nokian Renkaat OYJ	2,550

Automobiles (0.0%)
31	Renault SA	2,630

Banks (1.2%)
1,840	Australia & New Zealand Banking Group Ltd.	31,941
528	Banca Popolare di Sondrio SCARL	2,025
1,084	Barclays PLC	2,901
276	Bendigo & Adelaide Bank Ltd.	2,123
39	BNP Paribas SA	1,848
2,000	BOC Hong Kong Holdings Ltd.	5,337
192	Credit Agricole SA	1,916
86	Danske Bank A/S	2,314
300	Hang Seng Bank Ltd.	4,992
285	HSBC Holdings PLC	2,010
987	JPMorgan Chase & Co.	58,726	ØØ
119	PNC Financial Services Group, Inc.	10,311
500	Resona Holdings, Inc.	2,299
51	Societe Generale SA	1,946
134	SunTrust Banks, Inc.	4,902
398	UniCredit SpA	1,539
734	Wells Fargo & Co.	36,869	ØØ
		173,999
Beverages (0.6%)
1,163	Coca-Cola Co.	49,916
95	Coca-Cola HBC AG	1,946	*
291	PepsiCo, Inc.	28,896
		80,758
Biotechnology (0.1%)
49	Amgen, Inc.	7,484
42	CSL Ltd.	3,128
		10,612
Capital Markets (0.2%)
487	3i Group PLC	3,088
5	BlackRock, Inc.	1,571
1,700	UBS Group AG	28,093
		32,752
Chemicals (0.7%)
13	Air Products & Chemicals, Inc.	1,647
486	BASF SE	32,393
335	Dow Chemical Co.	14,070
164	E.I. du Pont de Nemours & Co.	8,653	ØØ
480	LyondellBasell Industries NV Class A	37,426	ØØ
76	Yara International ASA	2,881
		97,070
Commercial Services & Supplies (0.0%)
109	R.R. Donnelley & Sons Co.	1,523
100	Republic Services, Inc.	4,370
		5,893
Communications Equipment (0.6%)
3,354	Cisco Systems, Inc.	79,792	ØØ
250	QUALCOMM, Inc.	11,335
		91,127
Construction & Engineering (0.2%)
111	Bouygues SA	4,345
274	Vinci SA	18,563
		22,908
Containers & Packaging (0.2%)
385	Amcor Ltd.	3,671
64	Avery Dennison Corp.	3,897
782	DS Smith PLC	4,092
600	International Paper Co.	20,526
		32,186
Distributors (0.0%)
263	Inchcape PLC	2,704
100	Jardine Cycle & Carriage Ltd.	2,642
		5,346
Diversified Financial Services (0.3%)
343	CME Group, Inc.	30,818	ØØ
51	EXOR SpA	1,663
285	Industrivarden AB, C Shares	4,514
		36,995
Diversified Telecommunication Services (1.4%)
1,250	AT&T, Inc.	45,075
314	BT Group PLC	2,185
1,960	BT Group PLC ADR	68,326	ØØ
145	CenturyLink, Inc.	3,686
103	Elisa OYJ	3,730
5,400	Frontier Communications Corp.	24,570
2,000	HKT Trust & HKT Ltd.	2,632
208	Inmarsat PLC	3,275
3,003	PCCW Ltd.	1,805
4,400	Singapore Telecommunications Ltd.	10,908
5	Swisscom AG	2,487
451	TDC A/S	1,937
407	Telenor ASA	6,639
2,530	TeliaSonera AB	11,949
2,577	Telstra Corp. Ltd.	10,384
297	TPG Telecom Ltd.	2,140
		201,728
Electric Utilities (2.1%)
107	American Electric Power Co., Inc.	6,524
1,000	Cheung Kong Infrastructure Holdings Ltd.	9,412
1,500	CLP Holdings Ltd.	12,561
188	Duke Energy Corp.	14,156
498	Edison International	30,776
2,383	EDP - Energias de Portugal SA	8,322
156	Electricite de France SA	2,040
211	Endesa SA	4,085
1,672	Enel SpA	6,865
720	Entergy Corp.	50,818
41	Eversource Energy	2,206
1,541	Exelon Corp.	45,567	ØØ
65	FirstEnergy Corp.	2,149
226	Fortum OYJ	3,554
75	Hawaiian Electric Industries, Inc.	2,244
3,907	HK Electric Investments & HK Electric Investments Ltd.	3,058	ñ
1,178	Mighty River Power Ltd.	2,030
492	NextEra Energy, Inc.	54,961	ØØ
80	OGE Energy Corp.	2,098
1,000	Power Assets Holdings Ltd.	9,147
94	PPL Corp.	3,296
613	SSE PLC	12,719
1,029	Terna Rete Elettrica Nazionale SpA	5,514
100	Tohoku Electric Power Co., Inc.	1,256
53	Westar Energy, Inc.	2,309
		297,667
Electrical Equipment (0.0%)
35	Eaton Corp. PLC	1,768

Electronic Equipment, Instruments & Components (0.1%)
236	Avnet, Inc.	9,421
502	AVX Corp.	5,763
94	Corning, Inc.	1,749
		16,933
Energy Equipment & Services (0.3%)
137	Noble Corp. PLC	1,067
600	Schlumberger Ltd.	43,362	ØØ
		44,429
Food & Staples Retailing (0.6%)
2,078	J Sainsbury PLC	7,296
42	Sysco Corp.	1,672
348	Wal-Mart Stores, Inc.	23,093
28	Walgreens Boots Alliance, Inc.	2,232
816	Wesfarmers Ltd.	24,621
2,620	WM Morrison Supermarkets PLC	6,554
870	Woolworths Ltd.	15,125
		80,593
Food Products (0.5%)
272	Archer-Daniels-Midland Co.	9,615
40	Cal-Maine Foods, Inc.	2,019
1,044	ConAgra Foods, Inc.	43,472
55	Fresh Del Monte Produce, Inc.	2,244
113	General Mills, Inc.	6,385
19	Ingredion, Inc.	1,914
67	Mondelez International, Inc. Class A	2,888
521	Orkla ASA	4,221
256	Tate & Lyle PLC	2,294
1,500	Wilmar International Ltd.	3,033
		78,085
Gas Utilities (0.1%)
137	AGL Resources, Inc.	8,708
44	Atmos Energy Corp.	3,046
1,209	Snam SpA	6,783
		18,537
Health Care Providers & Services (0.1%)
41	Aetna, Inc.	4,175
19	Anthem, Inc.	2,479
100	Medipal Holdings Corp.	1,622
452	Sonic Healthcare Ltd.	5,959
279	UDG Healthcare PLC	2,086
		16,321
Hotels, Restaurants & Leisure (0.3%)
136	Carnival Corp.	6,546
44	Carnival PLC	2,195
64	Las Vegas Sands Corp.	2,886
211	McDonald's Corp.	26,118
800	Sands China Ltd.	2,789
1,049	Star Entertainment Grp Ltd	4,049
735	Tatts Group Ltd.	2,186
		46,769
Household Durables (0.1%)
253	Barratt Developments PLC	2,170
59	Bellway PLC	2,343
55	Berkeley Group Holdings PLC	2,781
232	Persimmon PLC	6,769	*
635	Redrow PLC	4,036
		18,099
Household Products (1.2%)
24	Clorox Co.	3,097
431	Kimberly-Clark Corp.	55,349	ØØ
1,349	Procter & Gamble Co.	110,200	ØØ
		168,646
Independent Power and Renewable Electricity Producers (0.5%)
184	AES Corp.	1,748
1,225	NextEra Energy Partners LP	33,063
650	NRG Yield, Inc. Class A	8,060
1,850	NRG Yield, Inc. Class C	24,494
		67,365
Industrial Conglomerates (0.6%)
1,450	General Electric Co.	42,195	ØØ
650	Koninklijke Philips NV	17,342
250	Siemens AG ADR	23,980
		83,517
Insurance (2.0%)
611	Aegon NV	3,455
91	Aflac, Inc.	5,274
124	Ageas	5,036
302	Allianz SE	48,875	ØØ
1,348	AXA SA	33,313	ØØ
314	CNP Assurances	4,199
1,208	Direct Line Insurance Group PLC	6,489
26	Hannover Rueck SE	2,736
1,305	Insurance Australia Group Ltd.	4,936
224	Lancashire Holdings Ltd.	2,002
2,676	Legal & General Group PLC	9,340
884	MetLife, Inc.	39,471	ØØ
109	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,001
153	NN Group NV	5,183
3,383	Old Mutual PLC	8,253
181	Phoenix Group Holdings	2,244
120	Progressive Corp.	3,750
75	Prudential Financial, Inc.	5,256
435	QBE Insurance Group Ltd.	3,403
130	Sampo OYJ, A Shares	6,295
92	SCOR SE	3,207
902	Standard Life PLC	4,713
19	Swiss Life Holding AG	4,843	*
290	Swiss Re AG	26,995
66	Travelers Cos., Inc.	7,065
643	Unipol Gruppo Finanziario SpA	2,635
341	UNIQA Insurance Group AG	2,157
75	Zurich Insurance Group AG	16,625	*
		288,751
Internet Software & Services (0.0%)
923	Moneysupermarket.com Group PLC	4,466

IT Services (0.3%)
88	Amdocs Ltd.	4,817
62	Automatic Data Processing, Inc.	5,152
33	Broadridge Financial Solutions, Inc.	1,767
178	IBM Corp.	22,213
170	Xerox Corp.	1,657
		35,606
Leisure Products (0.0%)
60	Hasbro, Inc.	4,457
72	Mattel, Inc.	1,986
		6,443
Machinery (0.0%)
3,500	Yangzijiang Shipbuilding Holdings Ltd.	2,306

Marine (0.1%)
2	AP Moeller - Maersk A/S Class A	2,528
2	AP Moeller - Maersk A/S Class B	2,573
59	Dfds A/S	2,094
		7,195
Media (0.7%)
7,884	Evergrande Health Industry Group Ltd.	1,730	*
2,034	ITV PLC	7,776
1,100	Lagardere SCA	31,260
323	Pearson PLC	3,646
44	ProSiebenSat.1 Media SE	2,198
2,400	Regal Entertainment Group Class A	41,400
39	Stroeer SE	2,295
139	Tribune Media Co. Class A	4,580
39	Viacom, Inc. Class B	1,780
		96,665
Metals & Mining (0.9%)
962	Anglo American PLC	3,837
1,950	BHP Billiton Ltd.	21,415	ØØ
1,217	BHP Billiton PLC	11,817
171	Boliden AB	2,379
650	Franco-Nevada Corp.	28,672
200	JFE Holdings, Inc.	2,711
355	Rio Tinto Ltd.	10,025
836	Rio Tinto PLC	20,500
1,200	Southern Copper Corp.	31,104
114	voestalpine AG	2,998
		135,458
Multi-Utilities (1.5%)
223	ACEA SpA	3,315
270	AGL Energy Ltd.	3,601
950	Ameren Corp.	42,674
3,464	Centrica PLC	10,164
75	Consolidated Edison, Inc.	5,204
600	Dominion Resources, Inc.	43,302	ØØ
2,251	National Grid PLC	31,714
91	NiSource, Inc.	1,912
43	PG&E Corp.	2,361
104	Public Service Enterprise Group, Inc.	4,295
92	SCANA Corp	5,791
275	Sempra Energy	26,056
600	WEC Energy Group, Inc.	33,138
		213,527
Multiline Retail (0.4%)
777	Harvey Norman Holdings Ltd.	2,478
42	Kohl's Corp.	2,089
1,271	Marks & Spencer Group PLC	7,717
552	Target Corp.	39,976	ØØ
		52,260
Oil, Gas & Consumable Fuels (3.5%)
302	Chevron Corp.	26,114
1,400	Columbia Pipeline Group, Inc.	25,970
849	ConocoPhillips	33,179	ØØ
51	CVR Energy, Inc.	1,786
209	ERG SpA	2,622
1,142	Exxon Mobil Corp.	88,905	ØØ
124	HollyFrontier Corp.	4,336
80	Neste OYJ	2,506
315	Occidental Petroleum Corp.	21,681
279	OMV AG	7,182
2,275	ONEOK, Inc.	56,670	ØØ
45	PBF Energy, Inc. Class A	1,575
171	Phillips 66	13,706
958	Repsol SA	9,933
1,976	Royal Dutch Shell PLC, A Shares	43,167	ØØ
1,092	Royal Dutch Shell PLC, B Shares	23,792
1,516	Spectra Energy Corp.	41,614	ØØ
701	Statoil ASA	9,592
1,550	Teekay Corp.	10,618
18	Tesoro Corp.	1,571
1,357	TOTAL SA	60,279	ØØ
212	Valero Energy Corp.	14,388
149	Woodside Petroleum Ltd.	3,003
		504,189
Paper & Forest Products (0.1%)
123	Domtar Corp.	3,967
316	Metsa Board OYJ	2,113
237	Stora Enso OYJ, R Shares	1,931
669	UPM-Kymmene OYJ	10,903
		18,914
Personal Products (0.3%)
900	Unilever NV	39,969	ØØ

Pharmaceuticals (4.0%)
877	AstraZeneca PLC	56,471	ØØ
935	Bristol-Myers Squibb Co.	58,120	ØØ
619	Eli Lilly & Co.	48,963	ØØ
3,248	GlaxoSmithKline PLC	66,910	ØØ
1,150	GlaxoSmithKline PLC ADR	47,484	ØØ
953	Johnson & Johnson	99,531	ØØ
601	Merck & Co., Inc.	30,453
84	Orion OYJ Class B	2,771
2,296	Pfizer, Inc.	70,005	ØØ
157	Recordati SpA	3,891
816	Sanofi	67,859	ØØ
300	Takeda Pharmaceutical Co. Ltd.	14,527
		566,985
Professional Services (0.0%)
19	ManpowerGroup, Inc.	1,451

Real Estate Investment Trusts (5.1%)
640	Altisource Residential Corp.	6,368
350	American Campus Communities, Inc.	14,770
1,150	Annaly Capital Management, Inc.	10,925
200	AvalonBay Communities, Inc.	34,298	ØØ
450	Blackstone Mortgage Trust, Inc. Class A	11,151
912	Brandywine Realty Trust	11,701
260	Care Capital Properties, Inc.	7,784
1,075	CBL & Associates Properties, Inc.	11,556
634	Corporate Office Properties Trust	14,138
740	Crown Castle International Corp.	63,788	ØØ
300	Digital Realty Trust, Inc.	24,024
265	EPR Properties	15,887
205	Equinix, Inc.	63,667	ØØ
300	HCP, Inc.	10,782
375	Highwoods Properties, Inc.	15,859
970	Kimco Realty Corp.	26,374
320	LaSalle Hotel Properties	7,091
430	Liberty Property Trust	12,608
200	Mid-America Apartment Communities, Inc.	18,764
323	National Retail Properties, Inc.	13,870
157	NorthStar Realty Europe Corp.	1,482
471	NorthStar Realty Finance Corp.	5,591
425	OMEGA Healthcare Investors, Inc.	13,477
1,240	Prologis, Inc.	48,943	ØØ
111	Public Storage	28,145
475	Retail Opportunity Investments Corp.	8,783
260	RLJ Lodging Trust	4,755
283	Simon Property Group, Inc.	52,717	ØØ
100	Sovran Self Storage, Inc.	11,268
1,210	Spirit Realty Capital, Inc.	12,681
720	STAG Industrial, Inc.	12,190
1,785	Starwood Property Trust, Inc.	33,986	ØØ
125	Sun Communities, Inc.	8,324
403	Ventas, Inc.	22,294
234	Welltower, Inc.	14,559
1,645	Weyerhaeuser Co.	42,128	ØØ
1,100	WP GLIMCHER, Inc.	9,988
		726,716
Road & Rail (0.0%)
7	AMERCO	2,567
787	National Express Group PLC	3,407
		5,974
Semiconductors & Semiconductor Equipment (0.8%)
1,022	Intel Corp.	31,702
32	KLA-Tencor Corp.	2,144
23	Lam Research Corp.	1,651
500	Linear Technology Corp.	21,365
560	Maxim Integrated Products, Inc.	18,704
54	NVIDIA Corp.	1,582
745	Texas Instruments, Inc.	39,433	ØØ
		116,581
Software (1.0%)
2,105	Microsoft Corp.	115,964	ØØ
750	Oracle Corp.	27,233
		143,197
Specialty Retail (0.4%)
945	Best Buy Co., Inc.	26,394
27	Foot Locker, Inc.	1,824
52	GameStop Corp. Class A	1,363
321	Hennes & Mauritz AB, B Shares	10,512
432	Kingfisher PLC	2,022
44	L Brands, Inc.	4,231
545	Pets at Home Group PLC	2,003
146	Staples, Inc.	1,302
47	TJX Cos., Inc.	3,348
		52,999
Technology Hardware, Storage & Peripherals (0.4%)
450	Apple, Inc.	43,803
500	Canon, Inc.	13,971
32	Western Digital Corp.	1,536
		59,310
Textiles, Apparel & Luxury Goods (0.0%)
4,000	Li & Fung Ltd.	2,301
500	Yue Yuen Industrial Holdings Ltd.	1,724
		4,025
Thrifts & Mortgage Finance (0.0%)
68	Aareal Bank AG	1,861
138	New York Community Bancorp, Inc.	2,136
		3,997
Tobacco (1.1%)
571	Altria Group, Inc.	34,894
1,071	British American Tobacco PLC	59,680	ØØ
569	Imperial Tobacco Group PLC	30,809
356	Philip Morris International, Inc.	32,043
		157,426
Trading Companies & Distributors (0.0%)
1,100	Sojitz Corp.	2,376
200	Sumitomo Corp.	1,994
		4,370
Transportation Infrastructure (0.0%)
175	Atlantia SpA	4,585

Wireless Telecommunication Services (0.4%)
62	Telephone & Data Systems, Inc.	1,438
18,160	Vodafone Group PLC	58,372	ØØ
		59,810
Total Common Stocks (Cost $5,703,039)		5,209,828

Convertible Preferred Stocks (0.2%)

Oil, Gas & Consumable Fuels (0.2%)
500	El Paso Energy Capital Trust I, 4.75%, due 3/31/28 (Cost $20,950)	21,135

Preferred Stocks (2.1%)

Real Estate Investment Trusts (2.1%)
600	Alexandria Real Estate Equities, Inc., Ser. E, 6.45%	15,552
600	Apartment Investment & Management Co., Ser. A, 6.88%	15,576
600	Ashford Hospitality Trust, Inc., Ser. D, 8.45%	13,278
600	Cedar Realty Trust, Inc., Ser. B, 7.25%	15,000
600	CubeSmart, Ser. A, 7.75%	15,540
600	DuPont Fabros Technology, Inc., Ser. B, 7.63%	15,192
600	Equity Commonwealth, Ser. E, 7.25%	15,306
600	Essex Property Trust, Inc., Ser. H, 7.13%	15,192
394	First Potomac Realty Trust, Ser. A, 7.75%	10,015
900	General Growth Properties, Inc., Ser. A, 6.38%	23,085
600	Hersha Hospitality Trust, Ser. C, 6.88%	14,982
600	Kilroy Realty Corp., Ser. G, 6.88%	15,504
600	PS Business Parks, Inc., Ser. S, 6.45%	15,510
900	Regency Centers Corp., Ser. 6, 6.63%	23,481
600	Retail Properties of America, Inc., Ser. A, 7.00%	15,090
600	Sabra Health Care REIT, Inc., Ser. A, 7.13%	15,156
900	SL Green Realty Corp., Ser. I, 6.50%	23,265
600	Sunstone Hotel Investors, Inc., Ser. D, 8.00%	15,150
600	VEREIT, Inc., Ser. F, 6.70%	14,520

Total Preferred Stocks (Cost $313,637)		306,394

PRINCIPAL AMOUNT

Convertible Bonds (0.3%)

Real Estate Investment Trusts (0.3%)
$40,000	Extra Space Storage LP, Guaranteed Notes, 3.13%, due 10/1/35 (Cost $40,000)	44,600	ñ

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (7.4%)
$65,000	U.S. Treasury Bonds, 5.50%, due 8/15/28	$89,307
20,000	U.S. Treasury Bonds, 4.50%, due 2/15/36	26,815
20,000	U.S. Treasury Bonds, 3.88%, due 8/15/40	24,514
25,053	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 1/15/25	24,392
45,319	U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/28	50,479
200,580	U.S. Treasury Inflation-Indexed Bonds, 3.38%, due 4/15/32	276,996
5,252	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/42	4,750
30,000	U.S. Treasury Notes, 1.63%, due 11/15/22	29,968
10,000	U.S. Treasury Notes, 2.75%, due 2/15/24	10,721
90,000	U.S. Treasury Notes, 4.38%, due 11/15/39	118,547
390,000	U.S. Treasury Notes, 3.00%, due 11/15/44	409,774	@h

Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $1,095,139)		1,066,263

U.S. Government Agency Securities (0.9%)
90,000	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36 (Cost $126,386)	122,044

NUMBER OF SHARES

Exchange Traded Funds (5.6%)
7,200	iShares 10+ Year Credit Bond ETF	402,264
10,700	SPDR Barclays Long Term Corporate Bond ETF	401,357

Total Exchange Traded Funds (Cost $880,922)		803,621

Master Limited Partnerships (2.9%)

Gas Utilities (0.2%)
800	AmeriGas Partners LP	30,744

Hotels, Restaurants & Leisure (0.4%)
1,000	Cedar Fair LP	54,130

Oil, Gas & Consumable Fuels (2.2%)
1,325	Alliance Holdings GP LP	23,492
1,500	American Midstream Partners LP	12,240
1,080	Crestwood Equity Partners LP	13,781
4,500	Energy Transfer Equity LP	39,060
1,899	Energy Transfer Partners LP	56,477	ØØ
2,700	Enterprise Products Partners LP	64,557	ØØ
475	EQT Midstream Partners LP	32,333
600	NuStar Energy LP	19,458
1,725	Teekay LNG Partners LP	19,872
700	Western Gas Equity Partners LP	18,928
725	Western Gas Partners LP	23,700
		323,898
Real Estate Management & Development (0.1%)
650	Brookfield Property Partners LP	13,559

Total Master Limited Partnerships (Cost $735,070)		422,331

Mutual Funds (42.7%)
139,101	Neuberger Berman Emerging Markets Debt Fund Institutional Class	1,119,694	§§ØØ
190,309	Neuberger Berman Floating Rate Income Fund Institutional Class	1,809,475	§§ØØ
44,117	Neuberger Berman Global Long Short Fund Institutional Class	425,751	§§ØØ
296,624	Neuberger Berman High Income Bond Fund Institutional Class	2,359,873	§§ØØ
45,418	Neuberger Berman Long Short Credit Fund Institutional Class	424,975	§§ØØ

Total Mutual Funds (Cost $6,749,693)		6,139,768

Short-Term Investments (0.8%)
118,539	State Street Institutional Liquid Reserves Fund Premier Class, 0.36% (Cost $118,539)	118,539	dØØ

Total Investments (99.2%) (Cost $15,783,375)		14,254,523	##
Cash, receivables and other assets, less liabilities (0.8%)		112,969	±

Total Net Assets (100.0%)		$ 14,367,492

See Notes to Schedule of Investments

January 31, 2016 (Unaudited)
Notes to Schedule of Investments

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Flexible Select Fund (“Flexible Select”), Neuberger Berman Global Allocation Fund (“Global Allocation”) Neuberger Berman Inflation Managed Fund (“Inflation Managed”) (formerly, Neuberger Berman Inflation Navigator Fund), Neuberger Berman Long Short Fund (“Long Short”), Neuberger Berman Long Short Credit Fund (“Long Short Credit”) and Neuberger Berman Multi-Asset Income Fund (“Multi-Asset Income”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange traded funds, preferred stock, exchange traded purchased option contracts and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments (long and short positions) in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of financial futures contracts (“financial futures”) is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts (“forward contracts”) is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of credit default swap contracts (“credit default swaps”) is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

The value of equity swap contracts (“equity swaps”), total return swap contracts (“total return swaps”) and total return basket swap contracts (“total return basket swaps”) is determined by Management by obtaining valuations from independent pricing services using the underlying index and stated London Interbank Offered Rate (“LIBOR”) (Level 2 inputs).

The value of swaptions is determined by Management by obtaining valuations from independent pricing services using market data and an industry standard model that considers a number of factors, which may include underlying curve/spread data, default-adjusted forward spread, data sources, delta adjustment, volatility skews and skew fallbacks (Level 2 inputs).

Options and total return swaps on futures contracts that are traded over-the-counter (“OTC”) are generally valued on the basis of quotations provided by broker-dealers or prices provided by pricing service providers who use a series of techniques including simulated pricing models and/or curve fitting (bootstrapping), which aids in determining the present value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, volatility surfaces, and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

The value of currency options is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include volatility skews and curves. (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern Time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will
For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2016:

Asset Valuation Inputs

	Level 1	Level 2	Level 3	Total
Flexible Select
Investments:
Common Stocks^	$75,249,574	$—	$—	$75,249,574
Mutual Funds	—	13,506,708	—	13,506,708
Short-Term Investments	—	1,932,448	—	1,932,448
Total Investments	75,249,574	15,439,156	—	90,688,730
Global Allocation
Investments:
Common Stocks
Australia	6,464	192,602	—	199,066
Austria	—	92,439	—	92,439
Belgium	—	25,639	—	25,639
Denmark	—	41,095	—	41,095
Finland	—	45,452	—	45,452
France	29,939	139,768	—	169,707
Germany	—	77,941	—	77,941
Hong Kong	—	63,358	—	63,358
Italy	27,201	255,029	—	282,230
Japan	—	472,610	—	472,610
Netherlands	180,872	128,774	—	309,646
Norway	—	9,746	—	9,746
Portugal	—	9,999	—	9,999
Singapore	—	37,404	—	37,404
South Africa	—	18,455	—	18,455
Spain	—	80,350	—	80,350
Sweden	—	144,439	—	144,439
Switzerland	—	263,145	—	263,145
United Kingdom	63,438	652,325	—	715,763
United States	7,640,005	18,557		7,658,562
Other Common Stocks^	331,850	—	—	331,850
Total Common Stocks	8,279,769	2,769,127	—	11,048,896
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	—	933,414	—	933,414
U.S. Government Agency Securities	—	33,901	—	33,901
Mortgage Backed Securities^	—	155,938	—	155,938
Government Securities^	—	1,594,394	—	1,594,394
Exchange Traded Funds	264,505	—	—	264,505
Mutual Funds	—	7,177,793	—	7,177,793
Short-Term Investments	—	922,479	—	922,479
Total Long Positions	8,544,274	13,587,046	—	22,131,320
Inflation Managed
Investments:
Common Stocks^	1,914,435	—	—	1,914,435

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Government Securities	—	667,840	—	667,840
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	—	960,430	—	960,430
Master Limited Partnerships^	415,961	—	—	415,961
Mutual Funds	—	1,380,569	—	1,380,569
Short-Term Investments	—	228,820	—	228,820
Total Investments	2,330,396	3,237,659	—	5,568,055
Long Short
Investments:
Common Stocks^	1,874,070,272	—	—	1,874,070,272
Corporate Debt Securities^	—	133,934,437	—	133,934,437
Purchased Options	406,646	—	—	406,646
Master Limited Partnerships^	9,151,755	—	—	9,151,755
Short-Term Investments	—	694,829,346	—	694,829,346
Total Long Positions	1,883,628,673	828,763,783	—	2,712,392,456
Long Short Credit
Investments:
Common Stocks^	47,500	—	—	47,500
Preferred Stocks^	253,700	—	—	253,700
Corporate Debt Securities^	—	9,919,618	—	9,919,618
Purchased Options	—	104,480	—	104,480
Short Term Investments	—	15,626,106	—	15,626,106
Total Long Positions	301,200	25,650,204	—	25,951,404
Multi-Asset Income
Investments:
Common Stocks
Aerospace & Defense	85,553	7,396	—	92,949
Airlines	3,851	23,003	—	26,854
Auto Components	—	2,550	—	2,550
Automobiles	—	2,630	—	2,630
Banks	110,808	63,191	—	173,999
Beverages	78,812	1,946	—	80,758
Biotechnology	7,484	3,128	—	10,612
Capital Markets	1,571	31,181	—	32,752
Chemicals	61,796	35,274	—	97,070
Construction & Engineering	—	22,908	—	22,908
Containers & Packaging	24,423	7,763	—	32,186
Distributors	—	5,346	—	5,346
Diversified Financial Services	30,818	6,177	—	36,995
Diversified Telecommunication Services	144,289	57,439	—	201,728
Electric Utilities	217,104	80,563	—	297,667
Food & Staples Retailing	26,997	53,596	—	80,593
Food Products	68,537	9,548	—	78,085
Gas Utilities	11,754	6,783	—	18,537
Health Care Providers & Services	6,654	9,667	—	16,321
Hotels, Restaurants & Leisure	35,550	11,219	—	46,769
Household Durables	—	18,099	—	18,099
Insurance	60,816	227,935	—	288,751
Internet Software & Services	—	4,466	—	4,466
Machinery	—	2,306	—	2,306
Marine	—	7,195	—	7,195
Media	47,760	48,905	—	96,665
Metals & Mining	59,776	75,682	—	135,458
Multi-Utilities	164,733	48,794	—	213,527
Multiline Retail	42,065	10,195	—	52,260
Oil, Gas & Consumable Fuels	342,113	162,076	—	504,189
Paper & Forest Products	3,967	14,947	—	18,914
Pharmaceuticals	354,556	212,429	—	566,985

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Road & Rail	2,567	3,407	—	5,974
Specialty Retail	38,462	14,537	—	52,999
Technology Hardware, Storage & Peripherals	45,339	13,971	—	59,310
Textiles, Apparel & Luxury Goods	—	4,025	—	4,025
Thrifts & Mortgage Finance	2,136	1,861	—	3,997
Tobacco	66,937	90,489	—	157,426
Trading Companies & Distributors	—	4,370	—	4,370
Transportation Infrastructure	—	4,585	—	4,585
Wireless Telecommunication Services	1,438	58,372	—	59,810
Other Common Stocks^	1,591,208	—	—	1,591,208
Total Common Stocks	3,739,874	1,469,954	—	5,209,828
Convertible Preferred Stocks	21,135	—	—	21,135
Preferred Stocks^	306,394	—	—	306,394
Convertible Bonds^	—	44,600	—	44,600
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	—	1,066,263	—	1,066,263
U.S. Government Agency Securities	—	122,044	—	122,044
Exchange Traded Funds	803,621	—	—	803,621
Master Limited Partnerships^	422,331	—	—	422,331
Mutual Funds	—	6,139,768	—	6,139,768
Short-Term Investments	—	118,539	—	118,539
Total Investments	5,293,355	8,961,168	—	14,254,523

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2016:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Global Allocation
Forward contracts (unrealized appreciation)	$—	$156,937	$—	$156,937
Financial futures (unrealized appreciation)	47,858	—	—	47,858
Total	$47,858	$156,937	$—	$204,795
Inflation Managed
Financial futures (unrealized appreciation)	$6,742	$—	$—	$6,742
Total	$6,742	$—	$—	$6,742
Long Short
Financial futures (unrealized appreciation)	$20,994,415	$—	$—	$20,994,415
Swap contracts	—	2,737,486	—	2,737,486
Total	$20,994,415	$2,737,486	$—	$23,731,901
Long Short Credit
Forward contracts (unrealized appreciation)	$—	$7,401	$—	$7,401
Swap contracts	—	31,569	—	31,569
Swaptions	—	28,909		28,909
Total	$—	$67,879	$—	$67,879
Multi-Asset Income
Forward contracts (unrealized appreciation)	$—	$92,434	$—	$92,434
Financial futures (unrealized appreciation)	17,908	—	—	17,908
Total	$17,908	$92,434	$—	$110,342

The following is a summary, categorized by Level, of inputs used to value the Funds’ short investments as of January 31, 2016:
For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Liability Valuation Inputs	Level 1	Level 2	Level 3§	Total
Global Allocation
Common Stocks Sold Short
Australia	$—	$(84,934)	—	$(84,934)
Belgium	—	(20,374)	—	(20,374)
Canada	(101,497)	—	—	(101,497)
Chile	—	(13,801)	—	(13,801)
Denmark	—	(16,291)	—	(16,291)
France	—	(151,187)	—	(151,187)
Germany	—	(143,409)	—	(143,409)
Hong Kong	—	(35,719)	—	(35,719)
Ireland	—	(17,450)	—	(17,450)
Italy	—	(19,927)	—	(19,927)
Japan	—	(108,770)	—	(108,770)
Jersey	—	(19,480)	—	(19,480)
Jordan	—	(16,279)	—	(16,279)
Mexico	—	(21,281)	—	(21,281)
Netherlands	—	(36,644)	—	(36,644)
Singapore	—	(22,020)	—	(22,020)
South Africa	—	(22,356)	—	(22,356)
Spain	—	(84,352)	—	(84,352)
Sweden	—	(113,489)	—	(113,489)
Switzerland	—	(134,536)	—	(134,536)
United Kingdom	—	(487,447)	—	(487,447)
United States	(1,601,148)	—	—	(1,601,148)
Total Common Stocks Sold Short^	(1,702,645)	(1,569,746)	—	(3,272,391)
Total Short Positions	$(1,702,645)	$(1,569,746)	—	$(3,272,391)
Long Short
Common Stocks Sold Short
Machinery	$—	$(2,472,545)	$—	$(2,472,545)
Other Common Stocks Sold Short^	(239,693,641)	—	—	(239,693,641)
Total Common Stocks Sold Short	(239,693,641)	(2,472,545)	—	(242,166,186)
Exchange Traded Funds Sold Short	(125,151,988)	—	—	(125,151,988)
Master Limited Partnerships	—	—	—	(11,798,157)
Total Short Positions	$(376,643,786)	$(2,472,545)	$—	$(379,116,331)
Long Short Credit
Corporate Debt Securities Sold Short^	$—	$(5,014,989)	$—	$(5,014,989)
Government Securities Sold Short^	—	(195,203)	—	(195,203)
Total Short Positions	$—	$(5,210,192)	$—	$(5,210,192)

^	The Schedule of Investments provides information on the industry or sector categorization for the portfolio. For global/international funds, the Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
	Beginning balance, as of 11/1/15	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/16	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/16
Investments in Securities:
Global Allocation
Rights Sold Short‡‡
United States	$(17,518)	$—	$(412)	$—	$17,930	$—	$—	$—	$—	$—
Total	$(17,518)	$—	$(412)	$—	$17,930	$—	$—	$—	$—	$—

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

‡‡	For the period ended January 31, 2016, Global Allocation’s Level 3 investments were valued based on using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. The investments did not have a material impact on the Fund’s net assets; therefore, unobservable inputs used in formulating such valuations are not presented.

As of the period ended January 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another.  Based on beginning of period market values as of November 1, 2015, $885,524 and $1,249,603 was transferred from Level 1 to Level 2 for Global Allocation and Multi-Asset Income, respectively.  Interactive provided adjusted prices for these securities as of January 31, 2016, as stated in the description of the valuation methods of foreign equity securities in footnote † above.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2016:

Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Global Allocation
Forward contracts (unrealized depreciation)	$—	$(113,165)	$—	$(113,165)
Financial futures (unrealized depreciation)	(55,673)	—	—	(55,673)
Total	$(55,673)	$(113,165)	$—	$(168,838)
Inflation Managed
Financial futures (unrealized depreciation)	$(20,856)	$—	$—	$(20,856)
Total	$(20,856)	$—	$—	$(20,856)
Long Short
Swap contracts	$—	$(3,454,964)	$—	$(3,454,964)
Option contracts	(687,506)	—	—	(687,506)
Total	$(687,506)	$(3,454,964)	$—	$(4,142,470)
Long Short Credit
Forward contracts (unrealized depreciation)	$—	$(576)	—	$(576)
Financial futures (unrealized depreciation)	(26,872)	—	$—	(26,872)
Swap contracts	—	(56,832)	—	(56,832)
Total	$(26,872)	$(57,408)	$—	$(84,280)
Multi-Asset Income
Forward contracts (unrealized depreciation)	$—	$(62,888)	$—	$(62,888)
Financial futures (unrealized depreciation)	(33,832)	—	—	(33,832)
Total	$(33,832)	$(62,888)	$—	$(96,720)

##    At January 31, 2016, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Flexible Select	$91,658,970	$2,747,357	$3,717,597	$(970,240)
Global Allocation	23,647,617	466,146	1,982,443	(1,516,297)
Inflation Managed	6,599,855	232,275	1,264,075	(1,031,800)
Long Short	2,724,271,959	190,943,333	202,822,836	(11,879,503)
Long Short Credit	27,423,614	43,782	1,515,992	(1,472,210)
Multi-Asset Income	15,733,100	238,088	1,716,665	(1,478,577)

*	Security did not produce income during the last twelve months.

@@	At January 31, 2016, Long Short had outstanding call and put options written as follows:

Fund	Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Long Short	Alphabet, Inc., Call	50	800	February 2016	$(64,465)
Long Short	Alphabet, Inc., Put	50	700	February 2016	(42,296)
Long Short	Fresh Market, Inc., Put	1,200	17.5	June 2016	(240,000)
Long Short	Newell Rubbermaid, Inc., Put	1,500	38	February 2016	(177,000)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Long Short	Tractor Supply Co., Put	1,300	85	February 2016	(130,000)
Long Short	Weyerhaeuser Co., Call	794	34	April 2016	(3,970)
Long Short	Weyerhaeuser Co., Call	1,985	35	April 2016	(29,775)
Total					$(687,506)

At January 31, 2016, Long Short had deposited $9,344,009 in a segregated account to cover requirements on options written.

ñ	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2016, these securities amounted to $99,554 and $(12,401) or 0.5% and (0.0)% of net assets for Global Allocation, $37,045 or 0.7% of net assets for Inflation Managed, $86,383,297 or 3.1% of net assets for Long Short, $3,059,225 and $(879,375) or 9.8% and (2.8)% of net assets for Long Short Credit and $47,658 or 0.3% of net assets for Multi-Asset Income.

Ø	All or a portion of this security was purchased on a when-issued basis. At January 31, 2016, these securities amounted to $155,938 for Global Allocation. For TBA (to be announced) securities, the maturity date was not known at the time of investment.

ØØ	All or a portion of this security is segregated in connection for when-issued security purchase commitments and/or obligations for common stocks sold short and/or written options and/or forward contracts and/or swap contracts and/or financial futures contracts.

@	All or a portion of this security has been pledged as collateral.

È	All or a portion of this security is on loan.

**	Step Bond: Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of January 31, 2016, and their final maturities.

a	Principal amount is stated in the currency in which security is denominated.

AUD = Australian Dollar
CAD = Canadian Dollar
EUR = Euro
GBP = Pound Sterling
JPY = Japanese Yen
MXN = Mexican Peso
NZD = New Zealand Dollar
ZAR = South African Rand

d	The rate shown is the annualized seven day yield at period-end.

e	Interest rate represents discount rate at time of purchase, not a coupon rate.

g	At January 31, 2016, Global Allocation had pledged securities in the amount of $2,365,984 to cover collateral requirements for borrowing in connection with securities sold short. At January 31, 2016, Long Short had pledged securities in the amount of $48,386,746 to cover collateral requirements for borrowing in connection with securities sold short and written options.

h	At January 31, 2016, Multi-Asset Income pledged securities in the amount of $59,132 to cover collateral requirements for financial futures.

i	Counterparty is Goldman Sachs International.

§§	Affiliated issuer(1).
For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

	Balance of Shares Held October 31, 2015	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held January 31, 2016	Value January 31, 2016	Distributions from Investments in Affiliated Issuers(2)	Net Realized Gain (Loss) from Investments in Affiliated Issuers

Flexible Select
Neuberger Berman Core Bond Fund Institutional Class	840,510	6,652	—	847,162	$8,738,562	$68,550	$—
Neuberger Berman Unconstrained Bond Fund Institutional Class	313,065	217,846	—	530,911	4,768,146	36,208	—
Total					$13,506,708	$104,758	$—
Global Allocation
Neuberger Berman Emerging Markets Debt Fund Institutional Class	76,021	845	47,070	29,796	$239,846	$6,915	$(55,394)
Neuberger Berman Emerging Markets Equity Fund Institutional Class	156,647	888	35,071	122,464	1,619,077	12,512	(52,185)
Neuberger Berman High Income Bond Fund Institutional Class	134,797	19,560	6,219	148,138	1,178,554	16,305	(6,468)
Neuberger Berman International Equity Fund Institutional Class	265,492	3,409	8,764	260,137	2,650,920	36,956	1,285
Neuberger Berman Long Short Credit Fund Institutional Class	105,628	591	3,155	103,064	964,375	5,580	(1,262)
Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	101,752	—	4,613	97,139	525,021	—*	(8,395)
Total					$7,177,793	$78,268	$(122,419)
Inflation Managed
Neuberger Berman Emerging Markets Equity Fund Institutional Class	57,674	361	43,918	14,117	$186,642	$5,090	(165,016)
Neuberger Berman Floating Rate Income Fund Institutional Class	61,229	417	54,007	7,639	72,633	4,030	(32,871)
Neuberger Berman High Income Bond Fund Institutional Class	193,868	18,596	126,840	85,624	681,207	20,492	(154,782)
Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	235,026	—	153,601	81,425	440,087	—*	(509,461)
Total					$1,380,569	$29,612	$(862,130)
Multi-Asset Income
Neuberger Berman Emerging Markets Debt Fund Institutional Class	182,438	2,380	45,717	139,101	$1,119,694	$19,445	$(48,072)
Neuberger Berman Floating Rate Income Fund Institutional Class	193,562	2,005	5,258	190,309	1,809,475	19,265	(3,178)
Neuberger Berman Global Long Short Fund Institutional Fund Class	43,732	385	—	44,117	425,751	3,918	—
Neuberger Berman High Income Fund Institutional Class	272,506	24,118	—	296,624	2,359,873	32,900	—
Neuberger Berman Long Short Credit Fund Institutional Class	45,159	259	—	45,418	424,975	2,446	—
Total					$6,139,768	$77,974	$(51,250)

(1)	Affiliated issuers, as defined in the 1940 Act.
(2)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the Underlying Fund.
*	Security did not produce income during the last twelve months.

‡	At January 31, 2016, Global Allocation, Long Short and Long Short Credit had deposited $1,384,194, $380,504,854 and $5,441,258, respectively, in segregated accounts to cover collateral requirements for borrowing in connection with securities sold short. For Global Allocation, this collateral is made up of the proceeds from the securities sold short and collateral received from security lending activities.

±	At January 31, 2016, open positions in financial futures were as follows:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Global Allocation	February 2016	1 CAC40 Index	Short	$(235)
Global Allocation	February 2016	1 IBEX 35 Index	Short	3
Global Allocation	February 2016	2 OMXS30 Index	Short	(37)
Global Allocation	March 2016	1 AUD Currency	Short	1,048
Global Allocation	March 2016	1 CAD Currency	Short	3,577
Global Allocation	March 2016	1 Canadian Treasury Bond, 10 Year	Short	(3,614)
Global Allocation	March 2016	1 CBOT E-Mini Dow Jones Industrial Index	Short	(100)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Global Allocation	March 2016	2 CHF Currency	Short	5,849
Global Allocation	March 2016	2 Euro-SCHATZ	Short	(474)
Global Allocation	March 2016	1 Euro STOXX 50 Index	Short	(1)
Global Allocation	March 2016	1 FTSE MIB Index	Short	(22)
Global Allocation	March 2016	3 GBP Currency	Short	17,016
Global Allocation	March 2016	1 Mini Japanese Government Bond, 10 Year	Short	(1,487)
Global Allocation	March 2016	3 Nikkei 225 Index	Short	4,198
Global Allocation	March 2016	1 NOK Currency	Short	(5,466)
Global Allocation	March 2016	2 NZD Currency Dollar	Short	3,604
Global Allocation	March 2016	3 S&P 500 E-Mini Index	Short	92
Global Allocation	March 2016	3 UK Long Gilt Bond	Short	(4,991)
Global Allocation	March 2016	1 U.S. Treasury Bond, Long	Short	(28)
Global Allocation	March 2016	2 U.S. Treasury Note, 5 Year	Short	8
Global Allocation	March 2016	1 U.S. Treasury Note, 10 Year	Short	(3,252)
Global Allocation	March 2016	1 ZAR Currency	Short	1,035
Global Allocation	March 2016	1 Canadian Treasury Bond, 10 Year	Long	1,448
Global Allocation	March 2016	1 CAD Currency	Long	(314)
Global Allocation	March 2016	1 Euro-BOBL	Long	(12)
Global Allocation	March 2016	1 Euro-BTP	Long	3,805
Global Allocation	March 2016	4 Euro-Bund	Long	(5)
Global Allocation	March 2016	5 Euro FX Currency	Long	(6,229)
Global Allocation	March 2016	1 Euro-SCHATZ	Long	(1)
Global Allocation	March 2016	1 EuroYen, 90 Day	Long	134
Global Allocation	March 2016	2 FTSE 100 Index	Long	(498)
Global Allocation	March 2016	1 GBP Currency	Long	(5,678)
Global Allocation	March 2016	4 JPY Currency	Long	(1,562)
Global Allocation	March 2016	5 Mini Japanese Government Bond, 10 Year	Long	5,456
Global Allocation	March 2016	2 TOPIX Index	Long	(21,667)
Global Allocation	March 2016	2 U.S. Treasury Note, 2 Year	Long	0
Global Allocation	March 2016	1 U.S. Treasury Note, 10 Year	Long	2
Global Allocation	December 2016	1 New Zealand Treasury Bill, 90 Day	Long	583
Total				$(7,815)
Inflation Managed	March 2016	1 Euro-OAT	Short	$(2,199)
Inflation Managed	March 2016	1 MXN Currency	Short	1,520
Inflation Managed	March 2016	2 NZD Currency	Short	3,604
Inflation Managed	March 2016	1 ZAR Currency	Short	1,035
Inflation Managed	March 2016	1 U.S. Treasury Bond, Long	Short	(7,697)
Inflation Managed	March 2016	1 CAD Currency	Long	(3,588)
Inflation Managed	March 2016	2 EUR FX Currency	Long	(2,068)
Inflation Managed	March 2016	2 GBP Currency	Long	(5,304)
Inflation Managed	December 2016	1 New Zealand Bank Bill, 90 Day	Long	583
Total				$(14,114)
Long Short	March 2016	540 Russell 2000 Mini Index	Short	$5,218,565
Long Short	March 2016	2,963 S&P 500 E-Mini Index	Short	14,337,807
Long Short	March 2016	160 S&P MidCap 400 E-Mini Index	Short	1,438,043
Total				$20,994,415
Long Short Credit	March 2016	9 Mini MSCI Emerging Markets Index	Short	$(26,872)
Total				$(26,872)
Multi-Asset Income	March 2016	1 Euro-Bund	Short	$(4,508)
Multi-Asset Income	March 2016	1 Mini MSCI Emerging Markets Index	Short	1,638
Multi-Asset Income	March 2016	1 Canadian Treasury Bond, 10 Year	Long	3,339
Multi-Asset Income	March 2016	1 Euro-BTP	Long	1,884
Multi-Asset Income	March 2016	4 Euro STOXX 50 Index	Long	(7,416)
Multi-Asset Income	March 2016	3 FTSE 100 Index	Long	4,562
Multi-Asset Income	March 2016	4 Mini Japanese Government Bond, 10 Year	Long	4,018
Multi-Asset Income	March 2016	2 S&P 500 E-Mini Index	Long	(11,075)
Multi-Asset Income	March 2016	1 TOPIX Index	Long	(10,833)
Multi-Asset Income	March 2016	1 U.S. Treasury Note, 10 Year	Long	2,467
Total				$(15,924)

At January 31, 2016, the notional value of financial futures was:
For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

	Long positions	Short positions
Global Allocation	$4,923,986	$(3,505,963)
Inflation Managed	$1,163,893	$(516,178)
Long Short	$-	$(362,676,715)
Long Short Credit	$-	$(336,510)
Multi-Asset Income	$1,580,155	$(214,347)

At January 31, 2016, the Funds had deposited the following in segregated accounts to cover margin requirements on open financial futures:

Global Allocation	$227,397
Inflation Managed	$30,551
Long Short Credit	$139,482
Multi-Asset Income	$36,026

At January 31, 2016, open forward contracts were as follows:

Global Allocation
Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)

144,485	Australian Dollar	$103,589	State Street Bank London	3/16/16	$(1,538)
21,099	Australian Dollar	15,163	Royal Bank of Canada	3/16/16	(260)
37,336	Australian Dollar	26,434	State Street Bank London	3/16/16	(63)
212,695	Australian Dollar	150,216	Royal Bank of Canada	3/16/16	12
190,273	Australian Dollar	133,001	State Street Bank London	3/16/16	1,390
95,069	Australian Dollar	66,532	Deutsche Bank AG	3/16/16	616
54,177	Australian Dollar	37,875	State Street Bank London	3/16/16	391
119,122	Australian Dollar	82,008	State Street Bank London	3/16/16	2,128
514,236	Brazilian Real	126,162	Barclays Bank PLC	2/18/16	1,835
489,088	Brazilian Real	118,409	Barclays Bank PLC	3/10/16	2,518
115,772	Canadian Dollar	85,157	State Street Bank London	3/16/16	(2,515)
151,421	Canadian Dollar	110,369	Deutsche Bank AG	3/16/16	(2,280)
419,033	Canadian Dollar	305,993	Societe Generale	3/16/16	(6,874)
99,655	Canadian Dollar	71,431	State Street Bank London	3/16/16	(294)
196,907	Canadian Dollar	139,670	Deutsche Bank AG	3/16/16	888
102,495	Canadian Dollar	72,661	State Street Bank London	3/16/16	503
359,227	Canadian Dollar	248,939	State Street Bank London	3/16/16	7,488
67,407	Canadian Dollar	46,539	State Street Bank London	3/16/16	1,578
109,559	Canadian Dollar	75,661	State Street Bank London	3/16/16	2,546
44,432,089	Chilean Peso	62,030	Barclays Bank PLC	2/18/16	134
115,672,928	Chilean Peso	162,615	Barclays Bank PLC	3/10/16	(1,096)
4,351,125	Czech Koruna	176,437	Barclays Bank PLC	2/18/16	(1,950)
10,655	Euro	11,703	State Street Bank London	3/16/16	(148)
153,010	Euro	167,434	State Street Bank London	3/16/16	(1,497)
60,952	Euro	66,671	State Street Bank London	3/16/16	(569)
20,384	Euro	21,893	Royal Bank of Canada	3/16/16	213
42,792	Euro	46,527	Goldman Sachs International	3/16/16	(119)
26,186	Euro	28,490	Royal Bank of Canada	3/16/16	(91)
63,376	Euro	69,132	State Street Bank London	3/16/16	(402)
63,283	Euro	68,631	Goldman Sachs International	3/16/16	(2)
10,117	Euro	11,036	State Street Bank London	3/16/16	(64)
68,125,667	Hungarian Forint	237,497	Barclays Bank PLC	2/18/16	(492)
4,425,132,150	Indonesian Rupiah	315,405	Barclays Bank PLC	2/18/16	7,303
4,935,999,628	Indonesian Rupiah	355,228	Barclays Bank PLC	3/10/16	3,315
1,538,736	Japanese Yen	12,682	Deutsche Bank AG	3/16/16	40
26,131,350	Japanese Yen	215,181	Royal Bank of Canada	3/16/16	881

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

1,445,341	Japanese Yen	12,021	State Street Bank London	3/16/16	(70)
1,406,352	Japanese Yen	11,685	State Street Bank London	3/16/16	(57)
2,104,291	Japanese Yen	17,776	Royal Bank of Canada	3/16/16	(377)
3,406,865	Japanese Yen	28,876	Royal Bank of Canada	3/16/16	(707)
7,712,577	Japanese Yen	65,307	Goldman Sachs International	3/16/16	(1,537)
508,509	Mexican Peso	27,776	Barclays Bank PLC	2/18/16	231
3,837,092	New Taiwan Dollar	115,228	Barclays Bank PLC	2/18/16	(665)
6,131,787	New Taiwan Dollar	182,548	Barclays Bank PLC	3/10/16	459
101,342	New Zealand Dollar	66,759	State Street Bank London	3/16/16	(1,300)
63,710	New Zealand Dollar	42,645	Societe Generale	3/16/16	(1,493)
79,242	New Zealand Dollar	53,304	Royal Bank of Canada	3/16/16	(2,120)
27,822	New Zealand Dollar	18,744	State Street Bank London	3/16/16	(773)
70,037	New Zealand Dollar	47,214	State Street Bank London	3/16/16	(1,976)
156,522	New Zealand Dollar	103,503	State Street Bank London	3/16/16	(2,402)
48,170	New Zealand Dollar	31,551	State Street Bank London	3/16/16	(437)
46,900	New Zealand Dollar	30,666	Goldman Sachs International	3/16/16	(372)
218,333	New Zealand Dollar	140,343	State Street Bank London	3/16/16	683
120,321	New Zealand Dollar	77,054	State Street Bank London	3/16/16	664
22,489	New Zealand Dollar	14,593	State Street Bank London	3/16/16	(67)
375,399	Norwegian Krone	43,409	Societe Generale	3/16/16	(187)
2,852,494	Norwegian Krone	327,545	State Street Bank London	3/16/16	880
490,052	Norwegian Krone	55,701	State Street Bank London	3/16/16	722
436,265	Norwegian Krone	49,582	State Street Bank London	3/16/16	648
800,020	Norwegian Krone	90,546	State Street Bank London	3/16/16	1,565
108,378	Norwegian Krone	12,265	Royal Bank of Canada	3/16/16	213
213,282	Norwegian Krone	23,961	State Street Bank London	3/16/16	595
26,189	Polish Zloty	6,413	Barclays Bank PLC	2/18/16	4
109,648	Polish Zloty	26,839	Barclays Bank PLC	3/10/16	18
21,961	Pound Sterling	33,069	Deutsche Bank AG	3/16/16	(1,774)
95,438	Pound Sterling	144,717	Societe Generale	3/16/16	(8,718)
25,109	Pound Sterling	38,026	State Street Bank London	3/16/16	(2,246)
27,627	Pound Sterling	41,543	State Street Bank London	3/16/16	(2,175)
30,679	Pound Sterling	45,530	State Street Bank London	3/16/16	(1,812)
18,564	Pound Sterling	27,508	State Street Bank London	3/16/16	(1,054)
205,093	Pound Sterling	303,599	State Street Bank London	3/16/16	(11,341)
59,208	Pound Sterling	85,418	Goldman Sachs International	3/16/16	(1,046)
46,080	Pound Sterling	65,908	Royal Bank of Canada	3/16/16	(244)
15,265	Pound Sterling	21,839	State Street Bank London	3/16/16	(86)
10,824	Pound Sterling	15,451	Goldman Sachs International	3/16/16	(27)
205,693	Singapore Dollar	144,086	Barclays Bank PLC	2/18/16	264
935,963	South African Rand	59,506	Barclays Bank PLC	2/18/16	(765)
1,666,599	South African Rand	102,227	Barclays Bank PLC	3/10/16	1,951
110,862,286	South Korean Won	91,993	Barclays Bank PLC	2/18/16	(300)
302,527	Swedish Krona	35,951	Societe Generale	3/16/16	(660)
2,855,899	Swedish Krona	336,110	State Street Bank London	3/16/16	(2,956)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

163,470	Swedish Krona	19,470	State Street Bank London	3/16/16	(401)
166,641	Swedish Krona	19,861	State Street Bank London	3/16/16	(421)
741,928	Swedish Krona	86,564	Royal Bank Of Canada	3/16/16	(14)
480,535	Swedish Krona	56,476	Goldman Sachs International	3/16/16	(419)
111,590	Swedish Krona	13,046	Royal Bank of Canada	3/16/16	(29)
413,926	Swedish Krona	48,326	State Street Bank London	3/16/16	(40)
12,722	Swiss Franc	12,927	Royal Bank of Canada	3/16/16	(486)
12,826	Swiss Franc	13,012	Deutsche Bank AG	3/16/16	(469)
17,447	Swiss Franc	17,759	State Street Bank London	3/16/16	(697)
73,078	Swiss Franc	73,578	State Street Bank London	3/16/16	(2,113)
85,770	Swiss Franc	85,848	State Street Bank London	3/16/16	(1,971)
78,110	Swiss Franc	78,336	State Street Bank London	3/16/16	(1,949)
57,083	Swiss Franc	56,946	State Street Bank London	3/16/16	(1,123)
40,479	Swiss Franc	40,350	State Street Bank London	3/16/16	(764)
84,336	Swiss Franc	82,772	State Street Bank London	3/16/16	(297)
Total					$(38,515)
Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
107	Australian Dollar	$76	Deutsche Bank AG	3/16/16	$1
48,727	Australian Dollar	34,042	Goldman Sachs International	3/16/16	(375)
109,455	Australian Dollar	76,744	Goldman Sachs International	3/16/16	(565)
62,958	Australian Dollar	45,056	Royal Bank of Canada	3/16/16	588
35,071	Australian Dollar	24,311	Royal Bank of Canada	3/16/16	(460)
145,433	Australian Dollar	104,734	Societe Generale	3/16/16	2,013
373,064	Australian Dollar	268,177	State Street Bank London	3/16/16	4,679
57,031	Australian Dollar	39,157	State Street Bank London	3/16/16	(1,124)
514,236	Brazilian Real	125,234	Barclays Bank PLC	2/18/16	(2,763)
124,752	Canadian Dollar	87,573	Goldman Sachs International	3/16/16	(1,479)
63,532	Canadian Dollar	44,803	Goldman Sachs International	3/16/16	(548)
902,754	Canadian Dollar	657,170	Royal Bank of Canada	3/16/16	12,755
54,590	Canadian Dollar	38,753	Royal Bank of Canada	3/16/16	(215)
184,426	Canadian Dollar	127,655	Royal Bank of Canada	3/16/16	(3,994)
17,964	Canadian Dollar	13,100	State Street Bank London	3/16/16	277
26,816	Canadian Dollar	19,281	State Street Bank London	3/16/16	138
87,966	Canadian Dollar	63,275	State Street Bank London	3/16/16	482
26,337	Canadian Dollar	18,640	State Street Bank London	3/16/16	(160)
25,853	Canadian Dollar	18,420	State Street Bank London	3/16/16	(34)
44,432,089	Chilean Peso	62,569	Barclays Bank PLC	2/18/16	405
4,351,125	Czech Koruna	172,842	Barclays Bank PLC	2/18/16	(1,645)
954,166	Czech Koruna	38,680	Barclays Bank PLC	3/10/16	396
19,874	Euro	21,766	Deutsche Bank AG	3/16/16	213
18,092	Euro	19,892	Royal Bank of Canada	3/16/16	271
93,424	Euro	103,025	Societe Generale	3/16/16	1,708
74,032	Euro	81,017	Societe Generale	3/16/16	730
58,768	Euro	64,716	State Street Bank London	3/16/16	983
22,605	Euro	24,513	State Street Bank London	3/16/16	(2)
12,055	Euro	13,179	State Street Bank London	3/16/16	105
49,783	Euro	54,039	State Street Bank London	3/16/16	51
27,934	Euro	30,479	State Street Bank London	3/16/16	185
136,369	Euro	149,422	State Street Bank London	3/16/16	1,532
21,915	Euro	23,918	State Street Bank London	3/16/16	152
68,125,667	Hungarian Forint	232,769	Barclays Bank PLC	2/18/16	(4,235)
15,010,808	Hungarian Forint	52,297	Barclays Bank PLC	3/10/16	93
4,425,132,150	Indonesian Rupiah	318,837	Barclays Bank PLC	2/18/16	(3,871)
1,801,623	Japanese Yen	15,248	Goldman Sachs International	3/16/16	352
3,708,355	Japanese Yen	30,587	Societe Generale	3/16/16	(75)
1,990,132	Japanese Yen	16,488	Societe Generale	3/16/16	33
6,080,261	Japanese Yen	50,087	State Street Bank London	3/16/16	(186)
8,448,820	Japanese Yen	69,761	State Street Bank London	3/16/16	(96)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

8,861,647	Japanese Yen	74,593	State Street Bank London	3/16/16	1,322
4,818,348	Japanese Yen	41,081	State Street Bank London	3/16/16	1,241
6,957,316	Japanese Yen	59,561	State Street Bank London	3/16/16	2,036
508,509	Mexican Peso	29,228	Barclays Bank PLC	2/18/16	1,221
2,996,322	Mexican Peso	163,405	Barclays Bank PLC	3/10/16	(1,381)
3,837,092	New Taiwan Dollar	114,189	Barclays Bank PLC	2/18/16	(374)
166,866	New Zealand Dollar	112,062	Deutsche Bank AG	3/16/16	4,280
52,158	New Zealand Dollar	33,765	Goldman Sachs International	3/16/16	75
19,496	New Zealand Dollar	12,884	Royal Bank of Canada	3/16/16	291
38,552	New Zealand Dollar	24,986	Royal Bank of Canada	3/16/16	85
449,678	New Zealand Dollar	304,050	Societe Generale	3/16/16	13,593
52,787	New Zealand Dollar	35,163	State Street Bank London	3/16/16	1,066
81,968	New Zealand Dollar	55,886	State Street Bank London	3/16/16	2,941
70,398	New Zealand Dollar	48,021	State Street Bank London	3/16/16	2,549
145,445	New Zealand Dollar	93,623	State Street Bank London	3/16/16	(323)
22,720	New Zealand Dollar	14,725	State Street Bank London	3/16/16	49
7,570	Norwegian Krone	871	Deutsche Bank AG	3/16/16	(0)
380,516	Norwegian Krone	42,660	Deutsche Bank AG	3/16/16	(1,151)
303,937	Norwegian Krone	34,761	Goldman Sachs International	3/16/16	(233)
171,617	Norwegian Krone	19,676	Royal Bank of Canada	3/16/16	(83)
136,955	Norwegian Krone	15,279	Royal Bank of Canada	3/16/16	(490)
491,711	Norwegian Krone	56,053	State Street Bank London	3/16/16	(561)
402,626	Norwegian Krone	44,976	State Street Bank London	3/16/16	(1,380)
126,886	Norwegian Krone	14,250	State Street Bank London	3/16/16	(360)
614,582	Norwegian Krone	69,990	State Street Bank London	3/16/16	(771)
215,158	Norwegian Krone	24,265	State Street Bank London	3/16/16	(507)
323,789	Norwegian Krone	37,348	State Street Bank London	3/16/16	68
26,189	Polish Zloty	6,518	Barclays Bank PLC	2/18/16	101
67,347	Pound Sterling	98,209	Deutsche Bank AG	3/16/16	2,239
18,523	Pound Sterling	28,050	Royal Bank of Canada	3/16/16	1,654
78,279	Pound Sterling	114,511	Royal Bank of Canada	3/16/16	2,963
17,637	Pound Sterling	26,740	State Street Bank London	3/16/16	1,607
34,500	Pound Sterling	50,247	State Street Bank London	3/16/16	1,084
11,489	Pound Sterling	16,745	State Street Bank London	3/16/16	373
75,884	Pound Sterling	108,903	State Street Bank London	3/16/16	768
25,736	Pound Sterling	36,412	State Street Bank London	3/16/16	(262)
27,951	Pound Sterling	40,116	State Street Bank London	3/16/16	286
205,693	Singapore Dollar	143,825	Barclays Bank PLC	2/18/16	(525)
425,190	Singapore Dollar	297,602	Barclays Bank PLC	3/10/16	(639)
935,963	South African Rand	57,634	Barclays Bank PLC	2/18/16	(1,107)
110,862,286	South Korean Won	92,939	Barclays Bank PLC	2/18/16	1,247
477,420,610	South Korean Won	395,881	Barclays Bank PLC	3/10/16	1,235
363,263	Swedish Krona	42,827	Deutsche Bank AG	3/16/16	450
285,457	Swedish Krona	33,558	Deutsche Bank AG	3/16/16	258
1,068,347	Swedish Krona	127,099	State Street Bank London	3/16/16	2,472
262,591	Swedish Krona	31,094	State Street Bank London	3/16/16	462
288,181	Swedish Krona	33,753	State Street Bank London	3/16/16	136

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

250,839	Swedish Krona	29,881	State Street Bank London	3/16/16	620
956,012	Swedish Krona	111,878	State Street Bank London	3/16/16	355
402,752	Swedish Krona	47,424	State Street Bank London	3/16/16	441
417,413	Swedish Krona	48,814	State Street Bank London	3/16/16	121
106,851	Swedish Krona	12,539	State Street Bank London	3/16/16	74
17,988	Swiss Franc	18,027	Deutsche Bank AG	3/16/16	436
57,238	Swiss Franc	56,896	Goldman Sachs International	3/16/16	921
15,198	Swiss Franc	15,044	Goldman Sachs International	3/16/16	181
11,951	Swiss Franc	11,903	Royal Bank of Canada	3/16/16	215
615,535	Swiss Franc	627,527	Societe Generale	3/16/16	25,575
28,376	Swiss Franc	28,738	State Street Bank London	3/16/16	988
89,702	Swiss Franc	90,908	State Street Bank London	3/16/16	3,186
86,817	Swiss Franc	87,732	State Street Bank London	3/16/16	2,830
37,500	Swiss Franc	37,784	State Street Bank London	3/16/16	1,112
24,722	Swiss Franc	24,864	State Street Bank London	3/16/16	687
33,034	Swiss Franc	32,530	State Street Bank London	3/16/16	225
Total					$(82,287)

Long Short Credit
Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
40,000	Canadian Dollar	$28,681	Goldman Sachs International	3/16/16	$128
425,000	Euro	466,541	Goldman Sachs International	3/16/16	5,634
110,000	Euro	120,752	Goldman Sachs International	3/16/16	1,458
35,000	Euro	37,650	Goldman Sachs International	3/16/16	(307)
15,000	Euro	16,136	Goldman Sachs International	3/16/16	(132)
13,000	Euro	14,257	Goldman Sachs International	3/16/16	159
30,000	Euro	32,557	Goldman Sachs International	3/16/16	22
Total					$6,962
Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
200,000	Euro	$217,034	Goldman Sachs International	3/16/16	$(137)

Multi-Asset Income
Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
66,835	Australian Dollar	$46,773	Deutsche Bank AG	3/16/16	$433
556	Australian Dollar	397	Deutsche Bank AG	3/16/16	(5)
13,322	Australian Dollar	9,574	Royal Bank of Canada	3/16/16	(164)
145,627	Australian Dollar	102,849	Royal Bank of Canada	3/16/16	8
92,717	Australian Dollar	66,473	State Street Bank London	3/16/16	(987)
24,217	Australian Dollar	17,145	State Street Bank London	3/16/16	(41)
130,706	Australian Dollar	91,363	State Street Bank London	3/16/16	955
38,497	Australian Dollar	26,913	State Street Bank London	3/16/16	277
83,262	Australian Dollar	57,321	State Street Bank London	3/16/16	1,488
98,529	Canadian Dollar	71,817	Deutsche Bank AG	3/16/16	(1,484)
135,300	Canadian Dollar	95,971	Deutsche Bank AG	3/16/16	610
254,959	Canadian Dollar	186,180	Societe Generale	3/16/16	(4,182)
74,063	Canadian Dollar	54,477	State Street Bank London	3/16/16	(1,609)
65,213	Canadian Dollar	46,744	State Street Bank London	3/16/16	(193)
71,746	Canadian Dollar	50,862	State Street Bank London	3/16/16	352
250,876	Canadian Dollar	173,854	State Street Bank London	3/16/16	5,230
48,597	Canadian Dollar	33,552	State Street Bank London	3/16/16	1,138
76,727	Canadian Dollar	52,988	State Street Bank London	3/16/16	1,783
30,208	Euro	32,844	Goldman Sachs International	3/16/16	(84)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

43,957	Euro	47,672	Goldman Sachs International	3/16/16	(1)
13,984	Euro	15,020	Royal Bank of Canada	3/16/16	146
18,434	Euro	20,056	Royal Bank of Canada	3/16/16	(64)
6,734	Euro	7,396	State Street Bank London	3/16/16	(93)
94,399	Euro	103,298	State Street Bank London	3/16/16	(924)
41,769	Euro	45,688	State Street Bank London	3/16/16	(390)
43,782	Euro	47,759	State Street Bank London	3/16/16	(278)
6,545	Euro	7,139	State Street Bank London	3/16/16	(41)
943,525	Japanese Yen	7,777	Deutsche Bank AG	3/16/16	25
5,419,609	Japanese Yen	45,891	Goldman Sachs International	3/16/16	(1,080)
16,711,770	Japanese Yen	137,615	Royal Bank of Canada	3/16/16	563
1,444,880	Japanese Yen	12,205	Royal Bank of Canada	3/16/16	(259)
2,398,934	Japanese Yen	20,333	Royal Bank of Canada	3/16/16	(498)
1,058,632	Japanese Yen	8,805	State Street Bank London	3/16/16	(51)
961,601	Japanese Yen	7,990	State Street Bank London	3/16/16	(39)
34,442	New Zealand Dollar	22,520	Goldman Sachs International	3/16/16	(273)
50,000	New Zealand Dollar	33,634	Royal Bank of Canada	3/16/16	(1,338)
38,800	New Zealand Dollar	25,971	Societe Generale	3/16/16	(909)
64,484	New Zealand Dollar	42,479	State Street Bank London	3/16/16	(827)
15,610	New Zealand Dollar	10,517	State Street Bank London	3/16/16	(434)
47,995	New Zealand Dollar	32,355	State Street Bank London	3/16/16	(1,354)
105,124	New Zealand Dollar	69,515	State Street Bank London	3/16/16	(1,613)
30,061	New Zealand Dollar	19,690	State Street Bank London	3/16/16	(273)
152,419	New Zealand Dollar	97,974	State Street Bank London	3/16/16	477
84,919	New Zealand Dollar	54,382	State Street Bank London	3/16/16	469
14,416	New Zealand Dollar	9,355	State Street Bank London	3/16/16	(43)
76,395	Norwegian Krone	8,646	Royal Bank of Canada	3/16/16	150
266,804	Norwegian Krone	30,852	Societe Generale	3/16/16	(133)
1,944,009	Norwegian Krone	223,226	State Street Bank London	3/16/16	599
73,635	Norwegian Krone	8,418	State Street Bank London	3/16/16	60
327,764	Norwegian Krone	37,255	State Street Bank London	3/16/16	483
303,613	Norwegian Krone	34,506	State Street Bank London	3/16/16	451
548,256	Norwegian Krone	62,052	State Street Bank London	3/16/16	1,072
144,290	Norwegian Krone	16,210	State Street Bank London	3/16/16	403
13,725	Pound Sterling	20,667	Deutsche Bank AG	3/16/16	(1,109)
40,198	Pound Sterling	57,992	Goldman Sachs International	3/16/16	(710)
8,725	Pound Sterling	12,455	Goldman Sachs International	3/16/16	(22)
32,447	Pound Sterling	46,409	Royal Bank of Canada	3/16/16	(172)
99,620	Pound Sterling	151,059	Societe Generale	3/16/16	(9,100)
17,157	Pound Sterling	25,983	State Street Bank London	3/16/16	(1,535)
24,703	Pound Sterling	36,661	State Street Bank London	3/16/16	(1,459)
12,977	Pound Sterling	19,229	State Street Bank London	3/16/16	(737)
140,550	Pound Sterling	208,056	State Street Bank London	3/16/16	(7,772)
11,752	Pound Sterling	16,813	State Street Bank London	3/16/16	(66)
333,443	Swedish Krona	39,189	Goldman Sachs International	3/16/16	(291)
78,576	Swedish Krona	9,187	Royal Bank of Canada	3/16/16	(20)
510,020	Swedish Krona	59,506	Royal Bank of Canada	3/16/16	(10)
208,450	Swedish Krona	24,771	Societe Generale	3/16/16	(455)
1,829,651	Swedish Krona	215,331	State Street Bank London	3/16/16	(1,894)
142,229	Swedish Krona	16,940	State Street Bank London	3/16/16	(349)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

116,274	Swedish Krona	13,858	State Street Bank London	3/16/16	(294)
293,780	Swedish Krona	34,299	State Street Bank London	3/16/16	(28)
10,091	Swiss Franc	10,237	Deutsche Bank AG	3/16/16	(369)
10,776	Swiss Franc	10,969	State Street Bank London	3/16/16	(430)
14,530	Swiss Franc	14,715	State Street Bank London	3/16/16	(506)
47,353	Swiss Franc	47,677	State Street Bank London	3/16/16	(1,369)
53,922	Swiss Franc	53,971	State Street Bank London	3/16/16	(1,239)
54,265	Swiss Franc	54,422	State Street Bank London	3/16/16	(1,354)
36,412	Swiss Franc	36,325	State Street Bank London	3/16/16	(716)
29,785	Swiss Franc	29,690	State Street Bank London	3/16/16	(562)
53,948	Swiss Franc	52,947	State Street Bank London	3/16/16	(190)
Total					$(35,250)
Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
35,023	Australian Dollar	$24,468	Goldman Sachs International	3/16/16	$(269)
76,949	Australian Dollar	53,953	Goldman Sachs International	3/16/16	(397)
42,325	Australian Dollar	30,290	Royal Bank of Canada	3/16/16	396
24,695	Australian Dollar	17,119	Royal Bank of Canada	3/16/16	(324)
92,156	Australian Dollar	66,366	Societe Generale	3/16/16	1,276
255,812	Australian Dollar	183,890	State Street Bank London	3/16/16	3,209
38,797	Australian Dollar	26,638	State Street Bank London	3/16/16	(765)
86,916	Canadian Dollar	61,013	Goldman Sachs International	3/16/16	(1,031)
43,941	Canadian Dollar	30,987	Goldman Sachs International	3/16/16	(379)
566,935	Canadian Dollar	412,707	Royal Bank of Canada	3/16/16	8,010
37,652	Canadian Dollar	26,729	Royal Bank of Canada	3/16/16	(148)
129,860	Canadian Dollar	89,886	Royal Bank of Canada	3/16/16	(2,813)
14,530	Canadian Dollar	10,596	State Street Bank London	3/16/16	224
21,828	Canadian Dollar	15,694	State Street Bank London	3/16/16	113
60,533	Canadian Dollar	43,542	State Street Bank London	3/16/16	332
20,255	Canadian Dollar	14,336	State Street Bank London	3/16/16	(123)
17,510	Canadian Dollar	12,476	State Street Bank London	3/16/16	(23)
12,710	Euro	13,920	Deutsche Bank AG	3/16/16	136
11,866	Euro	13,046	Royal Bank of Canada	3/16/16	178
56,31	Euro	61,789	Societe Generale	3/16/16	1,025
51,865	Euro	56,758	Societe Generale	3/16/16	511
37,924	Euro	41,762	State Street Bank London	3/16/16	634
14,901	Euro	16,159	State Street Bank London	3/16/16	(1)
9,607	Euro	10,502	State Street Bank London	3/16/16	84
34,351	Euro	37,288	State Street Bank London	3/16/16	35
19,996	Euro	21,818	State Street Bank London	3/16/16	132
95,266	Euro	104,385	State Street Bank London	3/16/16	1,070
15,355	Euro	16,758	State Street Bank London	3/16/16	106
1,215,188	Japanese Yen	10,285	Goldman Sachs International	3/16/16	237
2,293,836	Japanese Yen	18,920	Societe Generale	3/16/16	(46)
1,160,279	Japanese Yen	9,613	Societe Generale	3/16/16	19
3,878,350	Japanese Yen	31,948	State Street Bank London	3/16/16	(119)
5,304,277	Japanese Yen	43,797	State Street Bank London	3/16/16	(60)
6,057,077	Japanese Yen	50,986	State Street Bank London	3/16/16	904
3,382,335	Japanese Yen	28,837	State Street Bank London	3/16/16	871
4,884,744	Japanese Yen	41,818	State Street Bank London	3/16/16	1,429
105,958	New Zealand Dollar	71,158	Deutsche Bank AG	3/16/16	2,718
37,335	New Zealand Dollar	24,169	Goldman Sachs International	3/16/16	54
13,755	New Zealand Dollar	9,090	Royal Bank of Canada	3/16/16	205
27,146	New Zealand Dollar	17,594	Royal Bank of Canada	3/16/16	60
289,167	New Zealand Dollar	195,520	Societe Generale	3/16/16	8,741

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

35,075	New Zealand Dollar	23,364	State Street Bank London	3/16/16	709
17,546	New Zealand Dollar	11,991	State Street Bank London	3/16/16	657
48,790	New Zealand Dollar	33,265	State Street Bank London	3/16/16	1,750
48,982	New Zealand Dollar	33,412	State Street Bank London	3/16/16	1,774
102,575	New Zealand Dollar	66,028	State Street Bank London	3/16/16	(228)
15,626	New Zealand Dollar	10,127	State Street Bank London	3/16/16	34
142,291	Norwegian Krone	16,376	Deutsche Bank AG	3/16/16	(6)
235,919	Norwegian Krone	26,449	Deutsche Bank AG	3/16/16	(714)
201,309	Norwegian Krone	23,023	Goldman Sachs International	3/16/16	(155)
88,34	Norwegian Krone	10,093	Royal Bank of Canada	3/16/16	(43)
90,575	Norwegian Krone	10,105	Royal Bank of Canada	3/16/16	(324)
298,410	Norwegian Krone	34,018	State Street Bank London	3/16/16	(340)
251,485	Norwegian Krone	28,093	State Street Bank London	3/16/16	(862)
79,182	Norwegian Krone	8,892	State Street Bank London	3/16/16	(224)
446,734	Norwegian Krone	50,875	State Street Bank London	3/16/16	(560)
136,894	Norwegian Krone	15,439	State Street Bank London	3/16/16	(323)
213,757	Norwegian Krone	24,656	State Street Bank London	3/16/16	45
44,939	Pound Sterling	65,532	Deutsche Bank AG	3/16/16	1,494
11,282	Pound Sterling	17,085	Royal Bank of Canada	3/16/16	1,008
53,400	Pound Sterling	78,116	Royal Bank of Canada	3/16/16	2,021
11,151	Pound Sterling	16,906	State Street Bank London	3/16/16	1,016
20,191	Pound Sterling	30,362	State Street Bank London	3/16/16	1,589
21,848	Pound Sterling	31,820	State Street Bank London	3/16/16	687
7,459	Pound Sterling	10,871	State Street Bank London	3/16/16	242
52,907	Pound Sterling	75,928	State Street Bank London	3/16/16	536
18,581	Pound Sterling	26,289	State Street Bank London	3/16/16	(189)
18,329	Pound Sterling	26,307	State Street Bank London	3/16/16	188
232,141	Swedish Krona	27,368	Deutsche Bank AG	3/16/16	288
191,514	Swedish Krona	22,514	Deutsche Bank AG	3/16/16	173
694,348	Swedish Krona	82,605	State Street Bank London	3/16/16	1,606
150,201	Swedish Krona	17,786	State Street Bank London	3/16/16	264
187,756	Swedish Krona	21,991	State Street Bank London	3/16/16	88
171,896	Swedish Krona	20,477	State Street Bank London	3/16/16	425
649,30	Swedish Krona	75,953	State Street Bank London	3/16/16	241
281,233	Swedish Krona	33,115	State Street Bank London	3/16/16	308
291,250	Swedish Krona	34,060	State Street Bank London	3/16/16	84
66,847	Swedish Krona	7,844	State Street Bank London	3/16/16	46
18,007	Swiss Franc	18,046	Deutsche Bank AG	3/16/16	436
35,919	Swiss Franc	35,704	Goldman Sachs International	3/16/16	578
13,690	Swiss Franc	13,551	Goldman Sachs International	3/16/16	163
8,438	Swiss Franc	8,404	Royal Bank of Canada	3/16/16	152
429,986	Swiss Franc	438,363	Societe Generale	3/16/16	17,866
75,03	Swiss Franc	76,012	State Street Bank London	3/16/16	2,664
60,452	Swiss Franc	61,089	State Street Bank London	3/16/16	1,971
25,700	Swiss Franc	25,895	State Street Bank London	3/16/16	762
19,433	Swiss Franc	19,544	State Street Bank London	3/16/16	540
21,689	Swiss Franc	21,358	State Street Bank London	3/16/16	148
Total					$64,796

At January 31, 2016, the outstanding OTC total return basket swaps* were as follows:

Long Short
For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Counterparty	Description	Expiration Date(s)	Value
Goldman Sachs International	The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	10/3/2016 – 5/18/2017	$(717,478)

* The following table represents the individual short positions and related values of the total return basket swaps as of January 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Short Positions
GSCBNBCD INDEX
Jack in the Box Inc.	(49,860)	$ (4,870,721)	$ (264,341)
Restaurant Brands International Inc.	(29,800)	(2,911,096)	(157,990)
Sonic Corp.	(16,740)	(1,635,332)	(88,752)
Wendy's Co.	(16,664)	(1,627,881)	(88,348)
	(113,064)	(11,045,030)	(599,431)
GSCBNBE2 INDEX
Range Resources Corp.	(5,868)	(552,794)	65,193
Rice Energy Inc.	(5,631)	(530,389)	62,551
QEP Resources Inc.	(4,765)	(448,873)	52,938
Bonanza Creek Energy Inc.	(4,703)	(442,987)	52,243
Devon Energy Corp.	(4,134)	(389,464)	45,931
WPX Energy Inc.	(3,943)	(371,419)	43,803
Laredo Petroleum Inc.	(3,844)	(362,124)	42,707
Encana Corp.	(3,707)	(349,189)	41,181
Hess Corp.	(3,597)	(338,852)	39,962
Oasis Petroleum Inc.	(3,399)	(320,172)	37,759
Matador Resources Co.	(3,352)	(315,764)	37,239
Marathon Oil Corp.	(3,150)	(296,739)	34,996
Synergy Resources Corp.	(2,946)	(277,470)	32,723
Clayton Williams Energy Inc.	(1,757)	(165,509)	19,519
	(54,796)	(5,161,745)	608,745
GSCBNBEN INDEX
Rice Energy Inc.	(3,742)	(269,551)	(46,388)
Range Resources Corp.	(3,651)	(262,966)	(45,255)
QEP Resources Inc.	(2,701)	(194,529)	(33,477)
Devon Energy Corp.	(2,344)	(168,834)	(29,055)
Laredo Petroleum Inc.	(2,322)	(167,220)	(28,777)
WPX Energy Inc.	(2,243)	(161,568)	(27,805)
Hess Corp.	(2,200)	(158,435)	(27,265)
Encana Corp.	(2,124)	(152,964)	(26,324)
Matador Resources Co.	(1,986)	(143,061)	(24,620)
Marathon Oil Corp.	(1,802)	(129,777)	(22,334)
Synergy Resources Corp.	(1,696)	(122,156)	(21,022)
Clayton Williams Energy Inc.	(1,055)	(75,988)	(13,077)
Oasis Petroleum Inc.	(1,023)	(73,661)	(12,677)
Bonanza Creek Energy Inc.	(111)	(8,015)	(1,379)
	(29,000)	(2,088,725)	(359,455)
GSCBNBEN INDEX
Rice Energy Inc.	(5,678)	(356,264)	(123,092)
Range Resources Corp.	(5,539)	(347,560)	(120,085)
QEP Resources Inc.	(4,098)	(257,108)	(88,833)
Devon Energy Corp.	(3,556)	(223,146)	(77,099)
Laredo Petroleum Inc.	(3,523)	(221,013)	(76,362)
WPX Energy Inc.	(3,404)	(213,543)	(73,781)
Hess Corp.	(3,337)	(209,402)	(72,350)
Encana Corp.	(3,222)	(202,171)	(69,852)
Matador Resources Co.	(3,014)	(189,083)	(65,330)
Marathon Oil Corp.	(2,734)	(171,524)	(59,263)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Synergy Resources Corp.	(2,573)	(161,453)	(55,783)
Clayton Williams Energy Inc.	(1,601)	(100,433)	(34,700)
Oasis Petroleum Inc.	(1,552)	(97,358)	(33,638)
Bonanza Creek Energy Inc.	(169)	(10,594)	(3,660)
	(44,000)	(2,760,652)	(953,828)
GSCBNBEN INDEX
Rice Energy Inc.	(5,680)	(544,574)	65,033
Range Resources Corp.	(5,542)	(531,269)	63,444
QEP Resources Inc.	(4,099)	(393,008)	46,933
Devon Energy Corp.	(3,558)	(341,094)	40,733
Laredo Petroleum Inc.	(3,524)	(337,835)	40,344
WPX Energy Inc.	(3,405)	(326,415)	38,980
Hess Corp.	(3,339)	(320,086)	38,225
Encana Corp.	(3,224)	(309,032)	36,905
Matador Resources Co.	(3,015)	(289,026)	34,515
Marathon Oil Corp.	(2,735)	(262,187)	31,310
Synergy Resources Corp.	(2,574)	(246,792)	29,472
Clayton Williams Energy Inc.	(1,601)	(153,519)	18,333
Oasis Petroleum Inc.	(1,552)	(148,818)	17,772
Bonanza Creek Energy Inc.	(169)	(16,193)	1,934
	(44,017)	(4,219,848)	503,933
GSCBNIN2 INDEX
Prospect Capital Corp.	(6,241)	(557,431)	6,957
Triangle Capital Corp.	(5,104)	(455,839)	5,689
Ares Capital Corp.	(4,672)	(417,318)	5,208
Apollo Investment Corp.	(4,576)	(408,709)	5,101
Fifth Street Finance Corp.	(4,557)	(406,963)	5,079
New Mountain Finance Corp.	(4,285)	(382,747)	4,777
Medley Capital Corp.	(2,192)	(195,792)	2,444
THL Credit Inc.	(2,151)	(192,067)	2,397
PennantPark Investment Corp.	(2,013)	(179,796)	2,244
	(35,791)	(3,196,662)	39,896
GSCBNIND INDEX[f]
Kansas City Southern.	(34,278)	(3,370,101)	(149,240)
Old Dominion Freight Line Inc.	(33,787)	(3,321,760)	(147,100)
Wabtec Corp.	(33,246)	(3,268,626)	(144,747)
Royal Caribbean Cruises Ltd .	(32,644)	(3,209,477)	(142,127)
JetBlue Airways Corp.	(32,524)	(3,197,619)	(141,602)
	(166,479)	(16,367,583)	(724,816)
GSCBNINV INDEX
FS Investment Corp.	(13,373)	(1,308,672)	142,282
Prospect Capital Corp.	(9,875)	(966,317)	105,060
Triangle Capital Corp.	(8,075)	(790,212)	85,914
Ares Capital Corp.	(7,393)	(723,434)	78,653
Apollo Investment Corp.	(7,240)	(708,506)	77,030
Fifth Street Finance Corp.	(7,209)	(705,477)	76,701
New Mountain Finance Corp.	(6,780)	(663,500)	72,137
Medley Capital Corp.	(3,468)	(339,411)	36,901
THL Credit Inc.	(3,402)	(332,954)	36,200
PennantPark Investment Corp.	(3,185)	(311,682)	33,887
	(70,000)	(6,850,165)	744,765
GSCBNINV INDEX
FS Investment Corp.	(13,468)	(1,334,212)	159,490
Prospect Capital Corp.	(9,945)	(985,175)	117,766
Triangle Capital Corp.	(8,133)	(805,634)	96,304
Ares Capital Corp.	(7,445)	(737,552)	88,166
Apollo Investment Corp.	(7,292)	(722,332)	86,347
Fifth Street Finance Corp.	(7,260)	(719,245)	85,978
New Mountain Finance Corp.	(6,829)	(676,449)	80,862
Medley Capital Corp.	(3,493)	(346,035)	41,364
THL Credit Inc.	(3,427)	(339,452)	40,578

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

PennantPark Investment Corp.	(3,208)	(317,764)	37,985
	(70,500)	(6,983,850)	834,840
GSCBNML2 INDEX
Summit Midstream Partners LP	(3,891)	(336,983)	(27,172)
ONEOK Inc.	(3,401)	(294,532)	(23,749)
ONEOK Partners LP	(3,092)	(267,774)	(21,591)
Sunoco LP	(2,858)	(247,494)	(19,956)
Tesoro Logistics LP	(2,765)	(239,464)	(19,309)
MPLX LP	(2,707)	(234,441)	(18,903)
Energy Transfer Partners LP	(2,626)	(227,458)	(18,340)
TC PipeLines LP	(2,621)	(227,036)	(18,306)
Enable Midstream Partners LP	(2,611)	(226,108)	(18,232)
NuStar GP Holdings LLC	(2,376)	(205,784)	(16,593)
Targa Resources Partners LP	(2,252)	(195,055)	(15,728)
	(31,200)	(2,702,129)	(217,879)
GSCBNML2 INDEX
Summit Midstream Partners LP	(7,774)	(691,102)	(36,459)
ONEOK Inc.	(6,795)	(604,042)	(31,867)
ONEOK Partners LP	(6,177)	(549,166)	(28,972)
Sunoco LP	(5,710)	(507,574)	(26,777)
Tesoro Logistics LP	(5,524)	(491,106)	(25,909)
MPLX LP	(5,408)	(480,804)	(25,365)
Energy Transfer Partners LP	(5,247)	(466,484)	(24,610)
TC PipeLines LP	(5,238)	(465,617)	(24,564)
Enable Midstream Partners LP	(5,216)	(463,715)	(24,463)
NuStar GP Holdings LLC	(4,747)	(422,032)	(22,264)
Targa Resources Partners LP	(4,500)	(400,030)	(21,104)
	(62,336)	(5,541,672)	(292,354)
GSCBNUTL INDEX
8Point3 Energy Partners LP	(11,502)	(1,095,577)	(99,186)
NextEra Energy Partners LP	(9,196)	(875,867)	(79,295)
Abengoa Yield PLC	(7,820)	(744,836)	(67,432)
Pattern Energy Group Inc.	(7,626)	(726,328)	(65,757)
	(36,144)	(3,442,608)	(311,670)
Total Short Positions of Total Return Basket Swaps			$(727,254)
Net Cash and Other Receivables (Payables)			9,776
Total Return Basket Swaps, at Value - Goldman Sachs International			$(717,478)

f	Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

Long Short Credit

Counterparty	Description	Expiration Date	Value
Goldman Sachs International	The Fund pays the total return short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	6/8/2017-7/20/2017	$(9,239)

* The following table represents the individual short positions and related values of the total return basket swaps as of January 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Short Positions
GSCBOMAT INDEX
BHP Billiton Ltd.	(578)	$ (54,242)	$ 7,716
Rio Tinto PLC	(535)	(50,192)	7,141
Vale SA	(512)	(48,056)	6,837

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

	(1,625)	(152,490)	21,694

GSCBOSE2 INDEX
PBF Energy Inc.	(499)	(43,683)	(1,040)
Valero Energy Corp.	(489)	(42,803)	(1,019)
Tesoro Corp.	(437)	(38,335)	(914)
	(1,425)	(124,821)	(2,973)

GSCBOSE3 INDEX
Schlumberger Ltd.	(458)	(43,011)	(7,321)
Weatherford International PLC	(448)	(42,068)	(7,161)
Halliburton Co.	(425)	(39,896)	(6,791)
FMC Technologies Inc.	(419)	(39,375)	(6,702)
	(1,750)	(164,350)	(27,975)

Total Short Positions of Total Return Basket Swaps			(9,254)
Net Cash and Other Receivables (Payables)			15
Total Return Basket Swaps, at Value - Goldman Sachs International			$(9,239)

(a)	Notional value represents the value (including any fees or commissions) of the short positions when they were established.

At January 31, 2016, Long Short Credit had outstanding OTC total return swap contracts as follows:

Short Total Return Swaps

Swap		Notional	Termination		Appreciation	Receivable/	Total
Counterparty	Reference Entity	Value(2)	Date	Variable-rate	(Depreciation)	(Payable)	Fair Value

Goldman Sachs International	Power Shares Senior Loan Portfolio ETF	$(226,595)	May 27, 2017	3.49%(1)	$4,795	$(67)	$4,728

					$4,795	$(67)	$4,728
(1) Rate varies with the underlying security’s market rate. Rate shown is as of January 31, 2016.

(2) Notional value represents the value (including any fees or commissions) of the short positions when they were established.

At January 31, 2016, Long Short Credit had outstanding OTC credit default swaps as follows:

OTC Credit Default Swap Contracts – Buy Protection

Swap Counterparty	Reference Entity	Notional Amount(1)	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/(Payable)	Total Fair Value
Goldman Sachs International	Turkey (Republic of), Senior Unsecured Notes, 11.89%, due 1/15/30	$750,000	1.00%	December 20, 2020	$58,956	$(69,554)	$(10,598)	$(872)	$(11,470)
Goldman Sachs International	Bank of America Corp., Senior Unsecured Medium-Term Notes, 5.65%, due 5/1/18	500,000	1.00%	December 20, 2020	(1,409)	695	(714)	(583)	(1,297)
Goldman Sachs International	Citigroup, Inc., Senior Unsecured Notes, 6.13%, due 5/15/18	500,000	1.00%	December 20, 2020	184	(1,846)	(1,662)	(583)	(2,245)
Goldman Sachs International	Morgan Stanley, Senior Unsecured Notes, 3.75%, due 2/25/23	500,000	1.00%	December 20, 2020	(153)	(2,081)	(2,234)	(583)	(2,817)
Goldman Sachs International	Chile (Republic of), Senior Unsecured Notes, 3.88%, due 8/5/20	500,000	1.00%	December 20, 2020	8,143	(5,287)	2,856	(583)	2,273
Goldman Sachs International	South Africa (Republic of), Senior Unsecured Notes, 5.50%, due 3/9/20	500,000	1.00%	December 20, 2020	53,434	(43,188)	10,246	(583)	9,663
Goldman Sachs International	Petroleos Mexicanos, Senior Unsecured Notes, 6.63%, due 6/15/35	500,000	1.00%	December 20, 2020	68,321	(52,833)	15,488	(583)	14,905
JP Morgan	Standard Chartered Bank, Senior Unsecured European Medium-Term Notes, 0.62%, due 9/2/17	EUR 500,000	1.00%	December 20, 2020	14,400	(20,327)	(5,927)	(632)	(6,559)
JP Morgan	HSBC Bank PLC, Senior Unsecured Notes, 3.75%, due 11/30/16	EUR 500,000	1.00%	December 20, 2020	(609)	(259)	(868)	(632)	(1,500)
Total					$201,267	$(194,680)	$6.587	$(5,634)	$953

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

*	The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swaps.

(1)   Notional amount is stated in the currency in which the security is denominated.
EUR = Euro

OTC Credit Default Swap Contracts—Sell Protection

Swap Counterparty	Reference Entity	Notional Amount	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
Goldman Sachs International	Federative Republic of Brazil, Senior Unsecured Notes, 4.25%, due 1/7/25	$250,000	1.00%	December 20, 2020	$(38,608)	$38,608	$-	$299	$299
Goldman Sachs International	United Mexican States, Senior Unsecured Notes, 5.95%, due 3/19/19	$500,000	1.00%	December 20, 2020	(21,611)	16,728	(4,883)	583	(4,300)
Total					$(60,219)	$55,336	$(4,883)	$882	$(4,001)

*	The contract annual fixed rate represents the annual fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swaps.

At January 31, 2016, Long Short Credit had deposited $4,946,349 in segregated accounts to cover margin requirements on credit default swaps, total return swaps and total return basket swaps.

At January 31, 2016, Long Short Credit had outstanding credit default swaptions as follows:

OTC Credit Default Swaptions—Buy Protection

Swaption	Counterparty	Reference Entity	Notional Amount	Strike rate	Expiration Date	Market Value	Premiums Received (Paid)	Unrealized Appreciation (Depreciation)

Call - OTC- 5-year Credit Default Swap	Bank of America N.A.	CDX.NA.HY.25.V1	$5,500,000	99.5%	February 17, 2016	$43,519	$(31,900)	$11,619

	Total					$43,519	$(31,900)	$11,619

OTC Credit Default Swaptions—Sell Protection

Swaption	Counterparty	Reference Entity	Notional Amount	Strike rate	Expiration Date	Market Value	Premiums Received (Paid)	Unrealized Appreciation (Depreciation)

Put - OTC- 5-year Credit Default Swap	Bank of America N.A.	CDX.NA.HY.25.V1	$(5,500,000)	98.0%	February 17, 2016	($17,360)	$34,650	$17,290

	Total					($17,360)	$34,650	$17,290

At January 31, 2016, Long Short Credit had deposited $597,644 in a segregated account to cover margin requirements on credit default swaptions.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited) 1/31/16

PRINCIPAL AMOUNT($)		VALUE($)	†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (3.9%)
2,500,000	U.S. Treasury Notes, 0.25%, due 2/29/16 (Cost $2,500,278)	2,499,707

Asset-Backed Securities (15.9%)
7,867	Ally Auto Receivables Trust, Ser. 2013-1, Class A3, 0.63%, due 5/15/17	7,866
472,148	Ally Auto Receivables Trust, Ser. 2012-4, Class A4, 0.80%, due 10/16/17	471,870
525,000	Ally Auto Receivables Trust, Ser. 2015-1, Class A2, 0.92%, due 2/15/18	524,478
375,000	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.70%, due 9/16/19	375,163	µ
990,000	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.51%, due 12/16/19	987,999	µ
68,566	CarMax Auto Owner Trust, Ser. 2012-3, Class A3, 0.52%, due 7/17/17	68,547
286,328	CarMax Auto Owner Trust, Ser. 2013-1, Class A3, 0.60%, due 10/16/17	286,117
1,300,000	Chase Issuance Trust, Ser. 2014-A4, Class A4, 0.75%, due 4/16/18	1,299,648	µ
96,327	Ford Credit Auto Owner Trust, Ser. 2013-B, Class A3, 0.57%, due 10/15/17	96,275
184,096	Ford Credit Auto Owner Trust, Ser. 2013-C, Class A3, 0.82%, due 12/15/17	184,033
213,707	Honda Auto Receivables Owner Trust, Ser. 2014-3, Class A2, 0.48%, due 12/15/16	213,649
503,165	Huntington Auto Trust, Ser. 2015-1, Class A2, 0.76%, due 10/16/17	502,644
315,366	Hyundai Auto Receivables Trust, Ser. 2015-A, Class A2, 0.68%, due 10/16/17	315,255
308,970	Navient Student Loan Trust, Ser. 2014-8, Class A1, 0.71%, due 8/25/20	307,165	µ
45,821	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.47%, due 11/23/22	45,722	µ
4,452	Nissan Auto Receivables Owner Trust, Ser. 2013-A, Class A3, 0.50%, due 5/15/17	4,451
1,198,360	Nissan Auto Receivables Owner Trust, Ser. 2015-A, Class A2, 0.67%, due 9/15/17	1,197,471
334,008	Nissan Auto Receivables Owner Trust, Ser. 2013-B, Class A3, 0.84%, due 11/15/17	333,917
590,000	Penarth Master Issuer PLC, Ser. 2015-2A, Class A1, 0.83%, due 5/18/19	588,276	ñµ
153,219	SLM Student Loan Trust, Ser. 2014-2, Class A1, 0.68%, due 7/25/19	153,095	µ
453,867	SLM Student Loan Trust, Ser. 2005-9, Class A5, 0.74%, due 1/27/25	452,439	µ
27,304	Toyota Auto Receivables Owner Trust, Ser. 2014-B, Class A2, 0.40%, due 12/15/16	27,298
547,506	Toyota Auto Receivables Owner Trust, Ser. 2015-A, Class A2, 0.71%, due 7/17/17	547,224
1,155,000	USAA Auto Owner Trust, Ser. 2015-1, Class A2, 0.82%, due 3/15/18	1,154,200
	Total Asset-Backed Securities (Cost $10,152,612)	10,144,802

Corporate Debt Securities (46.7%)

Aerospace & Defense (1.3%)
805,000	Rockwell Collins, Inc., Senior Unsecured Notes, 0.86%, due 12/15/16	803,681	µ

Auto Manufacturers (5.7%)
965,000	American Honda Finance Corp., Senior Unsecured Notes, 1.12%, due 10/7/16	966,999	µ
1,100,000	Daimler Finance N.A. LLC, Guaranteed Notes, 0.96%, due 8/1/17	1,093,028	ñµ
445,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 0.65%, due 5/17/16	445,134	µ
1,120,000	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 0.69%, due 9/23/16	1,119,343	µ
		3,624,504
Banks (14.5%)
710,000	Bank of America N.A., Senior Unsecured Notes, 0.83%, due 11/14/16	709,816	µ
490,000	Bank of Montreal, Senior Unsecured Medium-Term Notes, 1.14%, due 7/15/16	490,274	µ
1,000,000	Bank of New York Mellon Corp., Senior Unsecured Medium-Term Notes, 0.67%, due 3/4/16	1,000,047	µ
965,000	HSBC USA, Inc., Senior Unsecured Notes, 0.89%, due 6/23/17	959,960	µ
1,605,000	JPMorgan Chase & Co., Senior Unsecured Notes, 0.88%, due 2/15/17	1,603,946	µ
530,000	Mizuho Bank Ltd., Guaranteed Notes, 1.05%, due 4/16/17	528,207	ñµ
875,000	Morgan Stanley, Senior Unsecured Notes, 1.64%, due 2/25/16	875,312	µ
395,000	National Australia Bank Ltd., Senior Unsecured Notes, 1.17%, due 7/25/16	395,302	µ
450,000	Svenska Handelsbanken AB, Senior Unsecured Notes, 1.06%, due 9/23/16	450,592	µ
920,000	U.S. Bank N.A., Senior Unsecured Bank Notes, 0.85%, due 1/30/17	919,669	µ
1,340,000	Wells Fargo & Co., Senior Unsecured Medium-Term Notes, 0.72%, due 9/8/17	1,333,368	µ
		9,266,493
Beverages (1.3%)
865,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 2.88%, due 2/15/16	865,642

Computers (0.6%)
390,000	Apple, Inc., Senior Unsecured Notes, 0.41%, due 5/5/17	389,797	µ

Diversified Financial Services (1.6%)
1,000,000	GE Capital Int'l Funding Co., Guaranteed Notes, 0.96%, due 4/15/16	1,000,463	ñ

Electric (0.7%)
460,000	Electricite de France, Senior Unsecured Notes, 1.08%, due 1/20/17	460,003	ñµ

Healthcare - Products (2.3%)
1,470,000	Medtronic, Inc., Guaranteed Notes, 0.50%, due 2/27/17	1,463,738	µ

Healthcare - Services (0.6%)
370,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 1.07%, due 1/17/17	370,157	µ

Insurance (1.5%)
210,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 0.77%, due 1/10/17	209,914	µ
270,000	Metropolitan Life Global Funding I, Secured Notes, 1.15%, due 7/15/16	270,187	ñµ
495,000	Principal Life Global Funding II, Senior Secured Notes, 0.78%, due 5/27/16	495,240	ñµ
		975,341
Machinery - Construction & Mining (1.2%)
800,000	Caterpillar Financial Services Corp., Senior Unsecured Global Medium-Term Notes, 0.65%, due 6/9/17	797,442	µ

Machinery Diversified (0.3%)
210,000	John Deere Capital Corp., Senior Unsecured Notes, 0.91%, due 10/11/16	210,073	µ

Media (1.2%)
770,000	NBCUniversal Enterprise, Inc., Guaranteed Notes, 1.16%, due 4/15/16	769,960	ñµ

Mining (1.1%)
690,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 0.85%, due 9/30/16	686,152	µ

Oil & Gas (5.6%)
535,000	BP Capital Markets PLC, Guaranteed Notes, 0.76%, due 11/7/16	533,855	µ
1,350,000	Chevron Corp., Senior Unsecured Notes, 0.59%, due 3/2/18	1,337,171	µ
910,000	EOG Resources, Inc., Senior Unsecured Notes, 2.50%, due 2/1/16	910,000
810,000	Shell Int'l Finance BV, Guaranteed Notes, 0.66%, due 5/10/17	807,816	µ
		3,588,842
Pharmaceuticals (1.0%)
335,000	Bayer US Finance LLC, Guaranteed Notes, 0.87%, due 10/7/16	334,613	ñµ
290,000	Merck & Co., Inc., Senior Unsecured Notes, 0.55%, due 5/18/16	290,077	µ
		624,690
Pipelines (1.8%)
1,165,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 1.28%, due 6/30/16	1,162,369	µ

Software (1.3%)
825,000	Oracle Corp., Senior Unsecured Notes, 0.82%, due 7/7/17	824,319	µ

Telecommunications (3.1%)
1,450,000	Cisco Systems, Inc., Senior Unsecured Notes, 0.70%, due 3/3/17	1,450,329	µ
500,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.04%, due 9/15/16	502,944	µ
		1,953,273
	Total Corporate Debt Securities (Cost $29,897,579)	29,836,939

Certificates of Deposit (2.2%)
950,000	Nordea Bank Finland PLC, Yankee CD1, 0.68%, due 6/13/16	949,672	µ
450,000	Sumitomo Mitsui Banking Corp., Yankee CD, 0.56%, due 3/3/16	449,857	µ
	Total Certificates of Deposit (Cost $1,400,000)	1,399,529

NUMBER OF SHARES

Short-Term Investments (22.7%)
14,519,333	State Street Institutional Government Money Market Fund Premier Class, 0.19% (Cost $14,519,333)	14,519,333	††ØØc

	Total Investments (91.4%) (Cost $58,469,802)	58,400,310	##

	Cash, receivables and other assets, less liabilities (8.6%)	5,482,377	±

	Total Net Assets (100.0%)	$63,882,687

See Notes to Schedule of Investments

January 31, 2016 (Unaudited)
Notes to Consolidated Schedule of Investments

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Risk Balanced Commodity Strategy Fund (the “Fund”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

The value of commodity futures contracts (“commodity futures”) is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost.

Investments in non-exchange traded investment companies are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern Time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of January 31, 2016:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	$—	$2,499,707	$—	$2,499,707
Asset-Backed Securities	—	10,144,802	—	10,144,802
Corporate Debt Securities^	—	29,836,939	—	29,836,939
Certificates of Deposit	—	1,399,529	—	1,399,529
Short-Term Investments	—	14,519,333	—	14,519,333
Total Investments	$—	$58,400,310	$—	$58,400,310

^	The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended January 31, 2016, no securities were transferred from one level (as of October 31, 2015) to another.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of January 31, 2016:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Commodity Futures (unrealized appreciation)	$1,354,657	$-	$-	$1,354,657

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Commodity Futures (unrealized depreciation)	$(2,936,113)	$-	$-	$(2,936,113)

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

The Fund invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd., (the “Subsidiary”) a wholly-owned subsidiary of the Fund, which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the Subsidiary with the intent that the Fund will remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

As of January 31, 2016, the value of the Fund’s investment in the Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$13,274,655	20.8%

##	At January 31, 2016, the cost of investments for U.S. federal income tax purposes was $58,469,802. Gross unrealized appreciation of investments was $4,604 and gross unrealized depreciation of investments was $74,096, resulting in net unrealized depreciation of $69,492 based on cost for U.S. federal income tax purposes.

ñ	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2016, these securities amounted to $5,539,977 or 8.7% of net assets.

ØØ	All or a portion of this security is segregated in connection with obligations for commodity futures.

††	A portion of this security is held by the Subsidiary.

c	The rate shown is the annualized seven day yield at January 31, 2016.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of January 31, 2016, and their final maturities.

±	At January 31, 2016, open positions in commodity futures(1) were:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
February 2016	67 Lead	Long	$(49,363)
February 2016	46 Nickel	Long	(530,264)
February 2016	33 Premium High Grade Aluminum	Long	25,604
February 2016	58 Zinc	Long	(173,674)
March 2016	18 Feeder Cattle	Long	(53,107)
March 2016	75 Lead	Long	215,363
March 2016	52 Nickel	Long	(32,941)
March 2016	42 Premium High Grade Aluminum	Long	74,666
March 2016	64 Zinc	Long	85,377
April 2016	46 Gold 100 Oz.	Long	194,932
April 2016	65 Lead	Long	698
April 2016	90 Lean Hogs	Long	240,596
April 2016	36 Live Cattle	Long	3,227
April 2016	66 Natural Gas	Long	124,291
April 2016	45 Nickel	Long	(19,795)
April 2016	70 Platinum	Long	116,624
April 2016	48 Premium High Grade Aluminum	Long	(18,318)
April 2016	62 Zinc	Long	119,784
May 2016	39 Cocoa	Long	(163,899)
May 2016	14 Coffee 'C'	Long	(12,898)
May 2016	44 Copper	Long	(55,655)
May 2016	51 Cotton No. 2	Long	(48,476)
May 2016	43 Sugar 11	Long	(76,621)
May 2016	32 Silver	Long	(1,676)

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

June 2016	95 Brent Crude Oil	Long	(158,021)
June 2016	114 Low Sulphur Gasoil	Long	(377,673)
June 2016	72 New York Harbor ULSD	Long	(261,313)
June 2016	59 RBOB Gasoline	Long	(240,202)
June 2016	85 WTI Crude Oil	Long	(120,405)
July 2016	272 Corn	Long	44,433
July 2016	78 Hard Red Winter Wheat	Long	5,838
July 2016	51 Soybean	Long	(3,358)
July 2016	84 Soybean Meal	Long	(31,005)
July 2016	58 Soybean Oil	Long	6,797
July 2016	80 Wheat	Long	19,120
February 2016	67 Lead	Short	(202,490)
February 2016	46 Nickel	Short	28,819
February 2016	33 Premium High Grade Aluminum	Short	(64,878)
February 2016	58 Zinc	Short	(91,190)
March 2016	75 Lead	Short	9,363
March 2016	52 Nickel	Short	21,731
March 2016	42 Premium High Grade Aluminum	Short	16,916
March 2016	64 Zinc	Short	(128,773)
April 2016	14 Lead	Short	(9,624)
April 2016	4 Nickel	Short	(1,238)
April 2016	10 Premium High Grade Aluminum	Short	478
April 2016	9 Zinc	Short	(9,256)
			$(1,581,456)

(1)	Commodity futures are held by the Subsidiary.

At January 31, 2016, the notional value of commodity futures was $84,669,426 for long positions and $(20,521,942) for short positions.

At January 31, 2016, the Fund had deposited $7,142,441 in a segregated account to cover margin requirements on open commodity futures.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Alternative Funds
By: /s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:  /s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  March 31, 2016
By:  /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  March 31, 2016